UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3221

Fidelity Charles Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2012

Item 1. Reports to Stockholders

Fidelity Asset Manager® Funds -
20%, 30%, 40%, 50%, 60%, 70%, 85%

Annual Report

September 30, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Asset Manager® 20%	(Click Here) (Click Here) (Click Here) (Click Here)	Investment Changes Investment Summary Investments Financial Statements
Fidelity Asset Manager 30%	(Click Here) (Click Here) (Click Here) (Click Here)	Investment Changes Investment Summary Investments Financial Statements
Fidelity Asset Manager 40%	(Click Here) (Click Here) (Click Here) (Click Here)	Investment Changes Investment Summary Investments Financial Statements
Fidelity Asset Manager 50%	(Click Here) (Click Here) (Click Here) (Click Here)	Investment Changes Investment Summary Investments Financial Statements
Fidelity Asset Manager 60%	(Click Here) (Click Here) (Click Here) (Click Here)	Investment Changes Investment Summary Investments Financial Statements
Fidelity Asset Manager 70%	(Click Here) (Click Here) (Click Here) (Click Here)	Investment Changes Investment Summary Investments Financial Statements
Fidelity Asset Manager 85%	(Click Here) (Click Here) (Click Here) (Click Here)	Investment Changes Investment Summary Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Fidelity Asset Manager® 20%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2012	Past 1 year	Past 5 years	Past 10 years
Fidelity Asset Manager 20%	9.06%	4.04%	6.27%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager 20%, a class of the fund, on September 30, 2002. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

18,500
17,000
16,000
15,000
14,000
13,000
12,000
11,000
$10,000
2003
2004
2005
2006
2007
2008
2009
2010
2011
2012
Period Ending Values
$18,371 Fidelity Asset Manager 20%
$16,800 Barclays® U.S. Aggregate Bond Index

Annual Report

Fidelity Asset Manager 30%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2012	Past 1 year	Life of fund A
Fidelity Asset Manager 30%	11.53%	3.56%

A From October 9, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager 30%, a class of the fund, on October 9, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

14,000
13,000
12,000
11,000
10,000
9,000
8,000
$7,600
2008
2009
2010
2011
2012
Period Ending Values
$11,906 Fidelity Asset Manager30%
$13,729 Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Asset Manager 40%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2012	Past 1 year	Life of fundA
Fidelity Asset Manager 40%	13.78%	3.13%

A From October 9, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager 40%, a class of the fund, on October 9, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

14,000
13,000
12,000
11,000
10,000
9,000
8,000
$7,000
2008
2009
2010
2011
2012
Period Ending Values
$11,657 Fidelity Asset Manager 40%
$13,729 Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Asset Manager 50%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2012	Past 1 year	Past 5 years	Past 10 years
Fidelity Asset Manager 50%	15.71%	3.03%	6.50%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager 50%, a class of the fund, on September 30, 2002. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 ® Index performed over the same period.

22,000
20,000
18,000
16,000
14,000
12,000
$10,000
2003
2004
2005
2006
2007
2008
2009
2010
2011
2012
Period Ending Values
$18,775 Fidelity Asset Manager50%
$21,615 S&P 500® Index

Annual Report

Fidelity Asset Manager 60%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2012	Past 1 year	Life of fund A
Fidelity Asset Manager 60%	17.73%	2.24%

A From October 9, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager 60%, a class of the fund, on October 9, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

11,500
11,000
10,000
9,000
8,000
7,000
6,000
$4,800
2008
2009
2010
2011
2012

Period Ending Values

$11,166 Fidelity Asset Manager60%

$10,273 S&P 500 Index

Annual Report

Fidelity Asset Manager 70%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2012	Past 1 year	Past 5 years	Past 10 years
Fidelity Asset Manager 70%	19.79%	1.64%	6.72%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager 70%, a class of the fund, on September 30, 2002. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

22,000
20,000
18,000
16,000
14,000
12,000
$10,000
2003
2004
2005
2006
2007
2008
2009
2010
2011
2012
Period Ending Values
$19,169 Fidelity Asset Manager 70%
$21,615 S&P 500 Index

Annual Report

Fidelity Asset Manager 85%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2012	Past 1 year	Past 5 years	Past 10 years
Fidelity Asset Manager 85%	22.53%	0.69%	8.95%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager 85%, a class of the fund, on September 30, 2002. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

24,000
22,500
20,000
17,500
15,000
12,500
$10,000
2003
2004
2005
2006
2007
2008
2009
2010
2011
2012
Period Ending Values
$23,569 Fidelity Asset Manager85%
$21,615 S&P 500 Index

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks overcame bouts of volatility en route to posting strong gains for the 12 months ending September 30, 2012, extending a general uptrend that began in March 2009. The broad-based S&P 500® Index advanced 30.20% for the period, while the blue-chip-laden Dow Jones Industrial AverageSM and technology-heavy Nasdaq Composite® Index rose 26.52% and 30.53%, respectively. Uncertainty prevailed early on, as Greece neared insolvency and fear of debt contagion in Europe led the S&P 500® in early October to its lowest level in more than a year. However, markets reversed course that same month, and the S&P 500® produced its largest monthly gain in two decades - a rally that stalled in the final two months of 2011, but picked up apace in the first quarter of 2012. Despite a turbulent spring, stocks pushed ahead for much of the remainder of the period, fueled by solid corporate earnings, brighter housing and employment data, and hope for a solution in the eurozone. Of the 10 sectors within the S&P 500®, consumer discretionary (+37%) and telecommunication services (+35%) performed best, while utilities (+13%) and consumer staples (+24%) produced the smallest, albeit still solid, gains. Small- and mid-cap stocks also fared well, with the Russell 2000® Index adding 31.91% and the Russell Midcap® Index rising 28.03%. Foreign developed-markets stocks showed a more modest 13.91% advance, according to the MSCI® EAFE® Index, held back by eurozone woes and local currency weakness. In the fixed-income arena, investors' search for higher returns helped bolster riskier assets such as high-yield bonds, with The BofA Merrill LynchSM US High Yield Constrained Index advancing 18.91%. Concurrently, demand for safer-haven investment-grade debt cooled somewhat, and the Barclays® U.S. Aggregate Bond Index rose just 5.16%. Not surprisingly, within the Barclays index, higher-yielding "spread" sectors such as corporate and mortgage securities outpaced U.S. Treasuries. Meanwhile, high-quality, short-term debt instruments saw flat performance, with the Barclays U.S. 3 Month Treasury Bellwether Index posting a 0.08% gain.

Comments from Geoff Stein, Portfolio Manager of Fidelity Asset Manager® Funds: For the year, the Retail Class shares of all seven Asset Manager Funds outpaced their respective Composite benchmarks. (For specific portfolio results, please refer to the performance section of this report.) Asset allocation was a significant contributor to performance. In particular, my strategy of maintaining lighter-than-benchmark allocations to cash and the more defensive investment-grade-bond category in favor of out-of-benchmark high-yield bonds, floating-rate bank-loan securities and Treasury Inflation-Protected Securities (TIPS) was successful. On a standalone basis, the return of the TIPS central fund lagged the Funds' Composite benchmarks. However, I use TIPS for their high credit quality and inflation-protection features as part of an integrated fixed-income strategy that, on a net basis, was the primary driver of the Funds' outperformance. Additionally, modestly overweighting U.S. equities, underweighting foreign developed-markets equities and having a small allocation to emerging-markets stocks provided a meaningful boost to relative performance. However, adverse U.S. stock selection late in 2011 partially offset the positive effect of my equity-allocation strategy. Elsewhere, a small stake in the lagging commodities index central fund modestly detracted from relative returns. Notwithstanding U.S. equities, overall security selection was beneficial for the Funds, led by solid picks in the investment-grade bond central fund. Positioning in corporate bonds, asset-backed securities, commercial mortgage-backed securities, collateralized mortgage obligations, TIPS and government-agency mortgage-backed securities helped the central fund outpace its index. Productive stock choices in the foreign developed-markets equity central fund also aided relative results.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

The Funds invest in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Funds, available only to other mutual funds and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. In addition to the direct expenses incurred by the Funds presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Funds also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Funds' annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2012 to September 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value April 1, 2012	Ending Account Value September 30, 2012	Expenses Paid During Period* April 1, 2012 to September 30, 2012
Fidelity Asset Manager 20%
Class A	.83%
Actual		$ 1,000.00	$ 1,026.50	$ 4.20
HypotheticalA		$ 1,000.00	$ 1,020.85	$ 4.19
Class T	1.10%
Actual		$ 1,000.00	$ 1,024.20	$ 5.57
HypotheticalA		$ 1,000.00	$ 1,019.50	$ 5.55
Class B	1.63%
Actual		$ 1,000.00	$ 1,022.30	$ 8.24
HypotheticalA		$ 1,000.00	$ 1,016.85	$ 8.22
Class C	1.60%
Actual		$ 1,000.00	$ 1,021.90	$ 8.09
HypotheticalA		$ 1,000.00	$ 1,017.00	$ 8.07
Asset Manager 20%	.54%
Actual		$ 1,000.00	$ 1,027.80	$ 2.74
HypotheticalA		$ 1,000.00	$ 1,022.30	$ 2.73
Institutional Class	.57%
Actual		$ 1,000.00	$ 1,027.00	$ 2.89
HypotheticalA		$ 1,000.00	$ 1,022.15	$ 2.88
	Annualized Expense Ratio	Beginning Account Value April 1, 2012	Ending Account Value September 30, 2012	Expenses Paid During Period* April 1, 2012 to September 30, 2012
Fidelity Asset Manager 30%
Class A	.88%
Actual		$ 1,000.00	$ 1,027.50	$ 4.46
HypotheticalA		$ 1,000.00	$ 1,020.60	$ 4.45
Class T	1.13%
Actual		$ 1,000.00	$ 1,026.10	$ 5.72
HypotheticalA		$ 1,000.00	$ 1,019.35	$ 5.70
Class B	1.65%
Actual		$ 1,000.00	$ 1,023.50	$ 8.35
HypotheticalA		$ 1,000.00	$ 1,016.75	$ 8.32
Class C	1.65%
Actual		$ 1,000.00	$ 1,023.80	$ 8.35
HypotheticalA		$ 1,000.00	$ 1,016.75	$ 8.32
Asset Manager 30%	.58%
Actual		$ 1,000.00	$ 1,029.20	$ 2.94
HypotheticalA		$ 1,000.00	$ 1,022.10	$ 2.93
Institutional Class	.65%
Actual		$ 1,000.00	$ 1,029.70	$ 3.30
HypotheticalA		$ 1,000.00	$ 1,021.75	$ 3.29
Fidelity Asset Manager 40%
Class A	.90%
Actual		$ 1,000.00	$ 1,027.20	$ 4.56
HypotheticalA		$ 1,000.00	$ 1,020.50	$ 4.55
Class T	1.15%
Actual		$ 1,000.00	$ 1,026.00	$ 5.82
HypotheticalA		$ 1,000.00	$ 1,019.25	$ 5.81
Class B	1.65%
Actual		$ 1,000.00	$ 1,023.10	$ 8.35
HypotheticalA		$ 1,000.00	$ 1,016.75	$ 8.32
Class C	1.65%
Actual		$ 1,000.00	$ 1,023.90	$ 8.35
HypotheticalA		$ 1,000.00	$ 1,016.75	$ 8.32
Asset Manager 40%	.58%
Actual		$ 1,000.00	$ 1,028.70	$ 2.94
HypotheticalA		$ 1,000.00	$ 1,022.10	$ 2.93
Institutional Class	.65%
Actual		$ 1,000.00	$ 1,028.40	$ 3.30
HypotheticalA		$ 1,000.00	$ 1,021.75	$ 3.29
Fidelity Asset Manager 50%
Class A	1.01%
Actual		$ 1,000.00	$ 1,025.90	$ 5.12
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.10
Class T	1.24%
Actual		$ 1,000.00	$ 1,024.10	$ 6.27
HypotheticalA		$ 1,000.00	$ 1,018.80	$ 6.26
Class B	1.75%
Actual		$ 1,000.00	$ 1,022.00	$ 8.85
HypotheticalA		$ 1,000.00	$ 1,016.25	$ 8.82
	Annualized Expense Ratio	Beginning Account Value April 1, 2012	Ending Account Value September 30, 2012	Expenses Paid During Period* April 1, 2012 to September 30, 2012
Class C	1.76%
Actual		$ 1,000.00	$ 1,021.70	$ 8.90
HypotheticalA		$ 1,000.00	$ 1,016.20	$ 8.87
Asset Manager 50%	.69%
Actual		$ 1,000.00	$ 1,027.40	$ 3.50
HypotheticalA		$ 1,000.00	$ 1,021.55	$ 3.49
Institutional Class	.74%
Actual		$ 1,000.00	$ 1,027.00	$ 3.75
HypotheticalA		$ 1,000.00	$ 1,021.30	$ 3.74
Fidelity Asset Manager 60%
Class A	1.08%
Actual		$ 1,000.00	$ 1,024.20	$ 5.47
HypotheticalA		$ 1,000.00	$ 1,019.60	$ 5.45
Class T	1.34%
Actual		$ 1,000.00	$ 1,023.30	$ 6.78
HypotheticalA		$ 1,000.00	$ 1,018.30	$ 6.76
Class B	1.85%
Actual		$ 1,000.00	$ 1,020.20	$ 9.34
HypotheticalA		$ 1,000.00	$ 1,015.75	$ 9.32
Class C	1.85%
Actual		$ 1,000.00	$ 1,020.30	$ 9.34
HypotheticalA		$ 1,000.00	$ 1,015.75	$ 9.32
Asset Manager 60%	.76%
Actual		$ 1,000.00	$ 1,026.10	$ 3.85
HypotheticalA		$ 1,000.00	$ 1,021.20	$ 3.84
Institutional Class	.84%
Actual		$ 1,000.00	$ 1,026.10	$ 4.25
HypotheticalA		$ 1,000.00	$ 1,020.80	$ 4.24
Fidelity Asset Manager 70%
Class A	1.08%
Actual		$ 1,000.00	$ 1,021.80	$ 5.46
HypotheticalA		$ 1,000.00	$ 1,019.60	$ 5.45
Class T	1.34%
Actual		$ 1,000.00	$ 1,020.00	$ 6.77
HypotheticalA		$ 1,000.00	$ 1,018.30	$ 6.76
Class B	1.90%
Actual		$ 1,000.00	$ 1,017.60	$ 9.58
HypotheticalA		$ 1,000.00	$ 1,015.50	$ 9.57
Class C	1.83%
Actual		$ 1,000.00	$ 1,018.30	$ 9.23
HypotheticalA		$ 1,000.00	$ 1,015.85	$ 9.22
Asset Manager 70%	.76%
Actual		$ 1,000.00	$ 1,023.60	$ 3.84
HypotheticalA		$ 1,000.00	$ 1,021.20	$ 3.84
Institutional Class	.80%
Actual		$ 1,000.00	$ 1,023.00	$ 4.05
HypotheticalA		$ 1,000.00	$ 1,021.00	$ 4.04
	Annualized Expense Ratio	Beginning Account Value April 1, 2012	Ending Account Value September 30, 2012	Expenses Paid During Period* April 1, 2012 to September 30, 2012
Fidelity Asset Manager 85%
Class A	1.08%
Actual		$ 1,000.00	$ 1,018.90	$ 5.45
HypotheticalA		$ 1,000.00	$ 1,019.60	$ 5.45
Class T	1.36%
Actual		$ 1,000.00	$ 1,017.50	$ 6.86
HypotheticalA		$ 1,000.00	$ 1,018.20	$ 6.86
Class B	1.91%
Actual		$ 1,000.00	$ 1,014.60	$ 9.62
HypotheticalA		$ 1,000.00	$ 1,015.45	$ 9.62
Class C	1.84%
Actual		$ 1,000.00	$ 1,015.40	$ 9.27
HypotheticalA		$ 1,000.00	$ 1,015.80	$ 9.27
Asset Manager 85%	.80%
Actual		$ 1,000.00	$ 1,020.20	$ 4.04
HypotheticalA		$ 1,000.00	$ 1,021.00	$ 4.04
Institutional Class	.81%
Actual		$ 1,000.00	$ 1,021.00	$ 4.09
HypotheticalA		$ 1,000.00	$ 1,020.95	$ 4.09

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than .01% to .18%

Annual Report

Fidelity Asset Manager 20%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2012
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	19.0	17.1
Fannie Mae	10.6	10.4
Freddie Mac	3.5	3.6
Ginnie Mae	2.6	2.6
Wachovia Bank Commercial Mortgage Trust	1.5	0.5
	37.2
Quality Diversification (% of fund's net assets)
As of September 30, 2012	As of March 31, 2012
U.S. Government and U.S. Government Agency Obligations 35.7%	U.S. Government and U.S. Government Agency Obligations 33.8%
AAA,AA,A 5.3%	AAA,AA,A 5.0%
BBB 7.6%	BBB 6.6%
BB and Below 8.3%	BB and Below 7.4%
Not Rated 0.6%	Not Rated 0.7%
Equities* 15.5%	Equities** 18.4%
Short-Term Investments and Net Other Assets (Liabilities) 27.0%	Short-Term Investments and Net Other Assets (Liabilities) 28.1%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%	**Includes investment in Fidelity Commodity Strategy Central Fund of 0.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.6	0.5
General Electric Co.	0.3	0.2
Procter & Gamble Co.	0.2	0.2
Google, Inc. Class A	0.2	0.1
British American Tobacco PLC sponsored ADR	0.2	0.2
	1.5
Asset Allocation (% of fund's net assets)
As of September 30, 2012	As of March 31, 2012
Stock Class and Equity Futures* 17.6%	Stock Class and Equity Futures** 19.0%
Bond Class 56.5%	Bond Class 53.0%
Short-Term Class 25.9%	Short-Term Class 28.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%	**Includes investment in Fidelity Commodity Strategy Central Fund of 0.5%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Fidelity Asset Manager 20%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2012
% of fund's net assets
Equity Central Funds
Fidelity Information Technology Central Fund	2.5
Fidelity Financials Central Fund	2.2
Fidelity Health Care Central Fund	1.6
Fidelity International Equity Central Fund	1.5
Fidelity Commodity Strategy Central Fund	1.5
Fidelity Consumer Discretionary Central Fund	1.4
Fidelity Industrials Central Fund	1.4
Fidelity Consumer Staples Central Fund	1.3
Fidelity Energy Central Fund	1.3
Fidelity Materials Central Fund	0.5
Fidelity Utilities Central Fund	0.5
Fidelity Telecom Services Central Fund	0.4
Total Equity Central Funds	16.1
Fixed-Income Central Funds
High Yield Fixed-Income Funds	8.6
Investment Grade Fixed-Income Funds	50.5
Total Fixed-Income Central Funds	59.1
Money Market Central Funds	24.7
U.S. Treasury Obligations	0.1
Net Other Assets (Liabilities)	0.0*
Total	100.0
* Amount represents less than 0.1%
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 5.6% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 20%

Investments September 30, 2012

Showing Percentage of Net Assets

Equity Central Funds - 16.1%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	6,364,838	$ 71,540,780
Fidelity Consumer Discretionary Central Fund (c)	447,803	67,573,452
Fidelity Consumer Staples Central Fund (c)	374,161	60,258,579
Fidelity Energy Central Fund (c)	516,233	63,919,995
Fidelity Financials Central Fund (c)	1,799,010	104,990,249
Fidelity Health Care Central Fund (c)	462,742	75,718,455
Fidelity Industrials Central Fund (c)	437,157	66,648,918
Fidelity Information Technology Central Fund (c)	610,480	116,619,970
Fidelity International Equity Central Fund (c)	1,049,862	68,870,933
Fidelity Materials Central Fund (c)	134,070	24,171,427
Fidelity Telecom Services Central Fund (c)	124,215	17,378,953
Fidelity Utilities Central Fund (c)	207,261	24,224,645
TOTAL EQUITY CENTRAL FUNDS (Cost $654,192,702)		761,916,356
Fixed-Income Central Funds - 59.1%

High Yield Fixed-Income Funds - 8.6%
Fidelity Emerging Markets Debt Central Fund (c)	2,283,582	25,187,911
Fidelity Floating Rate Central Fund (c)	2,261,830	236,383,820
Fidelity High Income Central Fund 1 (c)	1,421,642	144,211,359
TOTAL HIGH YIELD FIXED-INCOME FUNDS		405,783,090
Investment Grade Fixed-Income Funds - 50.5%
Fidelity Inflation-Protected Bond Index Central Fund (c)	1,832,751	187,911,985
Fidelity Tactical Income Central Fund (c)	20,091,384	2,192,773,597
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,380,685,582
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,585,799,618)		2,786,468,672
Money Market Central Funds - 24.7%

Fidelity Cash Central Fund, 0.17% (a)	423,170,431	423,170,431
Fidelity Money Market Central Fund, 0.36% (a)	741,583,636	741,583,636
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $1,164,754,067)		1,164,754,067
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.1% 12/20/12 (b) (Cost $4,798,936)	$ 4,800,000	$ 4,799,123
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,409,545,323)	4,717,938,218
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,251,376)
NET ASSETS - 100%	$ 4,716,686,842
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1,289 CME E-mini S&P 500 Index Contracts	Dec. 2012	$ 92,434,190	$ (1,428,213)

The face value of futures purchased as a percentage of net assets is 2.0%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,799,123.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 463,636
Fidelity Commodity Strategy Central Fund	57,383
Fidelity Consumer Discretionary Central Fund	794,235
Fidelity Consumer Staples Central Fund	1,635,144
Fidelity Emerging Markets Debt Central Fund	1,446,940
Fidelity Emerging Markets Equity Central Fund	191,417
Fidelity Energy Central Fund	1,070,149
Fidelity Financials Central Fund	1,605,215
Fidelity Floating Rate Central Fund	10,273,630
Fidelity Health Care Central Fund	768,990
Fidelity High Income Central Fund 1	9,420,520
Fidelity Industrials Central Fund	1,204,084
Fidelity Information Technology Central Fund	682,813
Fidelity International Equity Central Fund	3,558,977
Fidelity Materials Central Fund	391,624
Fidelity Money Market Central Fund	2,836,611
Fidelity Tactical Income Central Fund	54,324,779
Fidelity Telecom Services Central Fund	495,557
Fidelity Utilities Central Fund	729,001
Total	$ 91,950,705
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 66,142	$ 90,535,411	$ 20,610,290	$ 71,540,780	9.6%
Fidelity Consumer Discretionary Central Fund	45,800,662	12,480,993	6,323,777	67,573,452	7.4%
Fidelity Consumer Staples Central Fund	47,186,976	12,324,378	10,459,368	60,258,579	6.8%
Fidelity Emerging Markets Debt Central Fund	18,474,704	5,139,758	1,379,027	25,187,911	22.1%
Fidelity Emerging Markets Equity Central Fund	23,187,808	3,684,711	31,382,168	-	0.0%
Fidelity Energy Central Fund	49,177,444	12,955,555	9,494,017	63,919,995	7.1%
Fidelity Financials Central Fund	69,322,940	26,302,068	13,940,269	104,990,249	7.5%
Fidelity Floating Rate Central Fund	114,683,799	189,617,874	84,417,694	236,383,820	14.9%
Fidelity Health Care Central Fund	54,800,471	14,271,689	12,357,919	75,718,455	7.3%
Fidelity High Income Central Fund 1	117,444,135	35,987,084	22,502,368	144,211,359	26.8%
Fidelity Industrials Central Fund	48,819,734	14,024,914	11,068,226	66,648,918	7.5%
Fidelity Inflation-Protected Bond Index Central Fund	-	184,718,569	1,147,575	187,911,985	28.9%
Fidelity Information Technology Central Fund	87,435,476	23,713,715	20,222,209	116,619,970	7.1%
Fidelity International Equity Central Fund	144,821,347	50,482,204	140,655,240	68,870,933	5.1%
Fidelity Materials Central Fund	17,715,319	4,651,676	4,413,313	24,171,427	7.7%
Fidelity Tactical Income Central Fund	1,806,296,696	504,293,200	198,405,627	2,192,773,597	36.7%
Fidelity Telecom Services Central Fund	13,872,485	3,362,917	3,548,926	17,378,953	6.8%
Fidelity Utilities Central Fund	18,624,919	5,126,029	2,099,573	24,224,645	7.6%
Total	$ 2,677,731,057	$ 1,193,672,745	$ 594,427,586	$ 3,548,385,028
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 761,916,356	$ 761,916,356	$ -	$ -
Fixed-Income Central Funds	2,786,468,672	2,786,468,672	-	-
Money Market Central Funds	1,164,754,067	1,164,754,067	-	-
U.S. Treasury Obligations	4,799,123	-	4,799,123	-
Total Investments in Securities:	$ 4,717,938,218	$ 4,713,139,095	$ 4,799,123	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (1,428,213)	$ (1,428,213)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (1,428,213)
Total Value of Derivatives	$ -	$ (1,428,213)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 20%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,798,936)	$ 4,799,123
Fidelity Central Funds (cost $4,404,746,387)	4,713,139,095
Total Investments (cost $4,409,545,323)		$ 4,717,938,218
Receivable for investments sold		1,149,244
Receivable for fund shares sold		4,264,666
Distributions receivable from Fidelity Central Funds		64,229
Other receivables		20,086
Total assets		4,723,436,443

Liabilities
Payable for investments purchased	$ 465,229
Payable for fund shares redeemed	3,725,924
Accrued management fee	1,616,402
Distribution and service plan fees payable	38,632
Payable for daily variation margin on futures contracts	444,705
Other affiliated payables	432,938
Other payables and accrued expenses	25,771
Total liabilities		6,749,601

Net Assets		$ 4,716,686,842
Net Assets consist of:
Paid in capital		$ 4,440,289,825
Undistributed net investment income		5,459,303
Accumulated undistributed net realized gain (loss) on investments		(36,026,968)
Net unrealized appreciation (depreciation) on investments		306,964,682
Net Assets		$ 4,716,686,842

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($46,763,401 ÷ 3,498,664 shares)		$ 13.37

Maximum offering price per share (100/94.25 of $13.37)		$ 14.19
Class T: Net Asset Value and redemption price per share ($18,869,716 ÷ 1,414,050 shares)		$ 13.34

Maximum offering price per share (100/96.50 of $13.34)		$ 13.82
Class B: Net Asset Value and offering price per share ($2,731,592 ÷ 204,954 shares)A		$ 13.33

Class C: Net Asset Value and offering price per share ($22,599,994 ÷ 1,698,652 shares)A		$ 13.30

Asset Manager 20%: Net Asset Value, offering price and redemption price per share ($4,595,339,464 ÷ 343,267,872 shares)		$ 13.39

Institutional Class: Net Asset Value, offering price and redemption price per share ($30,382,675 ÷ 2,270,533 shares)		$ 13.38

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 20%
Financial Statements - continued

Statement of Operations

	Year ended September 30, 2012

Investment Income
Dividends		$ 559,542
Interest		1,555
Income from Fidelity Central Funds		91,950,705
Total income		92,511,802

Expenses
Management fee	$ 17,564,234
Transfer agent fees	3,814,603
Distribution and service plan fees	437,793
Accounting fees and expenses	1,140,206
Custodian fees and expenses	1,608
Independent trustees' compensation	14,880
Registration fees	225,993
Audit	35,873
Legal	20,065
Miscellaneous	37,040
Total expenses before reductions	23,292,295
Expense reductions	(162,073)	23,130,222
Net investment income (loss)		69,381,580
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,458,407
Fidelity Central Funds	7,004,247
Futures contracts	10,986,759
Capital gain distributions from Fidelity Central Funds	102,362
Total net realized gain (loss)		23,551,775
Change in net unrealized appreciation (depreciation) on: Investment securities	262,179,344
Futures contracts	1,379,989
Total change in net unrealized appreciation (depreciation)		263,559,333
Net gain (loss)		287,111,108
Net increase (decrease) in net assets resulting from operations		$ 356,492,688

Statement of Changes in Net Assets

	Year ended September 30, 2012	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 69,381,580	$ 63,536,387
Net realized gain (loss)	23,551,775	62,599,980
Change in net unrealized appreciation (depreciation)	263,559,333	(50,562,030)
Net increase (decrease) in net assets resulting from operations	356,492,688	75,574,337
Distributions to shareholders from net investment income	(69,799,065)	(63,282,114)
Distributions to shareholders from net realized gain	(46,550,220)	(3,918,088)
Total distributions	(116,349,285)	(67,200,202)
Share transactions - net increase (decrease)	807,470,991	524,800,432
Total increase (decrease) in net assets	1,047,614,394	533,174,567

Net Assets
Beginning of period	3,669,072,448	3,135,897,881
End of period (including undistributed net investment income of $5,459,303 and undistributed net investment income of $6,348,772, respectively)	$ 4,716,686,842	$ 3,669,072,448

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.62	$ 12.55	$ 11.80	$ 11.35	$ 12.90
Income from Investment Operations
Net investment income (loss) C	.18	.19	.22	.33	.39
Net realized and unrealized gain (loss)	.91	.09	.74	.48	(1.27)
Total from investment operations	1.09	.28	.96	.81	(.88)
Distributions from net investment income	(.18)	(.20)	(.21)	(.36)	(.42)
Distributions from net realized gain	(.16)	(.02)	(.01)	-	(.25)
Total distributions	(.34)	(.21) G	(.21) H	(.36)	(.67)
Net asset value, end of period	$ 13.37	$ 12.62	$ 12.55	$ 11.80	$ 11.35
Total Return A,B	8.76%	2.22%	8.26%	7.51%	(7.18)%
Ratios to Average Net Assets D,F
Expenses before reductions	.84%	.85%	.84%	.87%	.86%
Expenses net of fee waivers, if any	.84%	.85%	.84%	.87%	.86%
Expenses net of all reductions	.83%	.85%	.83%	.87%	.86%
Net investment income (loss)	1.36%	1.51%	1.80%	3.01%	3.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,763	$ 36,016	$ 31,268	$ 24,488	$ 8,030
Portfolio turnover rate E	23%	19%	18%	16%	5%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.21 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.015 per share.

H Total distributions of $.21 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.005 per share.

Financial Highlights - Class T

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.60	$ 12.53	$ 11.78	$ 11.33	$ 12.88
Income from Investment Operations
Net investment income (loss) C	.14	.16	.19	.30	.36
Net realized and unrealized gain (loss)	.90	.09	.74	.48	(1.28)
Total from investment operations	1.04	.25	.93	.78	(.92)
Distributions from net investment income	(.15)	(.16)	(.18)	(.33)	(.38)
Distributions from net realized gain	(.16)	(.02)	(.01)	-	(.25)
Total distributions	(.30) G	(.18)	(.18) H	(.33)	(.63)
Net asset value, end of period	$ 13.34	$ 12.60	$ 12.53	$ 11.78	$ 11.33
Total Return A,B	8.39%	1.96%	8.00%	7.26%	(7.43)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.10%	1.11%	1.09%	1.11%	1.12%
Expenses net of fee waivers, if any	1.10%	1.10%	1.09%	1.11%	1.12%
Expenses net of all reductions	1.10%	1.10%	1.09%	1.11%	1.12%
Net investment income (loss)	1.09%	1.26%	1.55%	2.76%	2.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,870	$ 17,765	$ 15,771	$ 10,032	$ 4,915
Portfolio turnover rate E	23%	19%	18%	16%	5%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.30 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.155 per share.

H Total distributions of $.18 per share is comprised of distributions from net investment income of $.179 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.59	$ 12.51	$ 11.77	$ 11.32	$ 12.87
Income from Investment Operations
Net investment income (loss) C	.07	.09	.12	.24	.29
Net realized and unrealized gain (loss)	.90	.10	.74	.49	(1.27)
Total from investment operations	.97	.19	.86	.73	(.98)
Distributions from net investment income	(.08)	(.09)	(.11)	(.28)	(.32)
Distributions from net realized gain	(.16)	(.02)	(.01)	-	(.25)
Total distributions	(.23) G	(.11)	(.12)	(.28)	(.57)
Net asset value, end of period	$ 13.33	$ 12.59	$ 12.51	$ 11.77	$ 11.32
Total Return A,B	7.81%	1.48%	7.34%	6.70%	(7.89)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.64%	1.65%	1.67%	1.69%	1.67%
Expenses net of fee waivers, if any	1.64%	1.65%	1.65%	1.65%	1.66%
Expenses net of all reductions	1.64%	1.64%	1.64%	1.65%	1.66%
Net investment income (loss)	.55%	.72%	.99%	2.23%	2.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,732	$ 3,044	$ 3,717	$ 2,712	$ 1,975
Portfolio turnover rate E	23%	19%	18%	16%	5%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.23 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.155 per share.

Financial Highlights - Class C

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.57	$ 12.50	$ 11.76	$ 11.31	$ 12.86
Income from Investment Operations
Net investment income (loss) C	.08	.10	.12	.24	.29
Net realized and unrealized gain (loss)	.89	.09	.74	.49	(1.26)
Total from investment operations	.97	.19	.86	.73	(.97)
Distributions from net investment income	(.08)	(.10)	(.12)	(.28)	(.33)
Distributions from net realized gain	(.16)	(.02)	(.01)	-	(.25)
Total distributions	(.24)	(.12)	(.12) G	(.28)	(.58)
Net asset value, end of period	$ 13.30	$ 12.57	$ 12.50	$ 11.76	$ 11.31
Total Return A,B	7.80%	1.48%	7.40%	6.75%	(7.87)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.60%	1.61%	1.61%	1.63%	1.65%
Expenses net of fee waivers, if any	1.60%	1.61%	1.61%	1.63%	1.65%
Expenses net of all reductions	1.60%	1.60%	1.60%	1.63%	1.64%
Net investment income (loss)	.59%	.76%	1.03%	2.24%	2.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,600	$ 19,325	$ 15,728	$ 9,189	$ 3,668
Portfolio turnover rate E	23%	19%	18%	16%	5%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.12 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 20%

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.64	$ 12.57	$ 11.82	$ 11.36	$ 12.91
Income from Investment Operations
Net investment income (loss) B	.22	.23	.25	.35	.43
Net realized and unrealized gain (loss)	.91	.09	.75	.50	(1.28)
Total from investment operations	1.13	.32	1.00	.85	(.85)
Distributions from net investment income	(.22)	(.23)	(.24)	(.39)	(.45)
Distributions from net realized gain	(.16)	(.02)	(.01)	-	(.25)
Total distributions	(.38)	(.25)	(.25)	(.39)	(.70)
Net asset value, end of period	$ 13.39	$ 12.64	$ 12.57	$ 11.82	$ 11.36
Total Return A	9.06%	2.52%	8.54%	7.90%	(6.90)%
Ratios to Average Net Assets C,E
Expenses before reductions	.54%	.55%	.56%	.58%	.56%
Expenses net of fee waivers, if any	.54%	.55%	.56%	.58%	.56%
Expenses net of all reductions	.54%	.54%	.56%	.58%	.56%
Net investment income (loss)	1.65%	1.82%	2.08%	3.30%	3.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,595,339	$ 3,569,848	$ 3,064,676	$ 2,305,692	$ 2,265,384
Portfolio turnover rate D	23%	19%	18%	16%	5%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.64	$ 12.56	$ 11.82	$ 11.35	$ 12.90
Income from Investment Operations
Net investment income (loss) B	.21	.23	.25	.36	.42
Net realized and unrealized gain (loss)	.90	.10	.74	.50	(1.27)
Total from investment operations	1.11	.33	.99	.86	(.85)
Distributions from net investment income	(.22)	(.23)	(.24)	(.39)	(.45)
Distributions from net realized gain	(.16)	(.02)	(.01)	-	(.25)
Total distributions	(.37) F	(.25)	(.25)	(.39)	(.70)
Net asset value, end of period	$ 13.38	$ 12.64	$ 12.56	$ 11.82	$ 11.35
Total Return A	8.94%	2.57%	8.46%	8.00%	(6.91)%
Ratios to Average Net Assets C,E
Expenses before reductions	.58%	.59%	.56%	.56%	.57%
Expenses net of fee waivers, if any	.58%	.59%	.56%	.56%	.57%
Expenses net of all reductions	.57%	.59%	.55%	.56%	.56%
Net investment income (loss)	1.62%	1.77%	2.09%	3.32%	3.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,383	$ 23,073	$ 4,739	$ 2,697	$ 1,722
Portfolio turnover rate D	23%	19%	18%	16%	5%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.37 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 30%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2012
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	18.9	17.1
Fannie Mae	10.6	10.4
Freddie Mac	3.5	3.6
Ginnie Mae	2.5	2.6
Wachovia Bank Commercial Mortgage Trust	1.5	0.5
	37.0
Quality Diversification (% of fund's net assets)
As of September 30, 2012	As of March 31, 2012
U.S. Government and U.S. Government Agency Obligations 35.5%	U.S. Government and U.S. Government Agency Obligations 33.8%
AAA,AA,A 5.3%	AAA,AA,A 5.0%
BBB 7.6%	BBB 6.6%
BB and Below 8.4%	BB and Below 7.4%
Not Rated 0.6%	Not Rated 0.7%
Equities* 25.4%	Equities** 28.2%
Short-Term Investments and Net Other Assets (Liabilities) 17.2%	Short-Term Investments and Net Other Assets (Liabilities) 18.3%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%	**Includes investment in Fidelity Commodity Strategy Central Fund of 0.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.8	0.8
General Electric Co.	0.4	0.3
Procter & Gamble Co.	0.3	0.3
Google, Inc. Class A	0.3	0.1
Chevron Corp.	0.3	0.4
	2.1
Asset Allocation (% of fund's net assets)
As of September 30, 2012	As of March 31, 2012
Stock Class and Equity Futures* 27.4%	Stock Class and Equity Futures** 28.4%
Bond Class 56.3%	Bond Class 53.0%
Short-Term Class 16.3%	Short-Term Class 18.6%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%	**Includes investment in Fidelity Commodity Strategy Central Fund of 0.5%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Fidelity Asset Manager 30%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2012
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	4.0
Fidelity Information Technology Central Fund	3.8
Fidelity Financials Central Fund	3.4
Fidelity Health Care Central Fund	2.5
Fidelity Consumer Discretionary Central Fund	2.3
Fidelity Energy Central Fund	2.1
Fidelity Industrials Central Fund	2.1
Fidelity Consumer Staples Central Fund	2.0
Fidelity Commodity Strategy Central Fund	1.5
Fidelity Materials Central Fund	0.8
Fidelity Utilities Central Fund	0.7
Fidelity Telecom Services Central Fund	0.6
Fidelity Emerging Markets Equity Central Fund	0.4
Total Equity Central Funds	26.2
Fixed-Income Central Funds
High Yield Fixed-Income Funds	8.6
Investment Grade Fixed-Income Funds	50.3
Total Fixed-Income Central Funds	58.9
Money Market Central Funds	14.8
U.S. Treasury Obligations	0.1
Net Other Assets (Liabilities)	0.0*
Total	100.0
* Amount represents less than 0.1%
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 9.7% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 30%

Investments September 30, 2012

Showing Percentage of Net Assets

Equity Central Funds - 26.2%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	529,168	$ 5,947,844
Fidelity Consumer Discretionary Central Fund (c)	58,910	8,889,467
Fidelity Consumer Staples Central Fund (c)	48,022	7,734,006
Fidelity Emerging Markets Equity Central Fund (c)	8,971	1,754,450
Fidelity Energy Central Fund (c)	66,973	8,292,623
Fidelity Financials Central Fund (c)	231,888	13,532,981
Fidelity Health Care Central Fund (c)	60,725	9,936,447
Fidelity Industrials Central Fund (c)	53,290	8,124,620
Fidelity Information Technology Central Fund (c)	78,486	14,993,183
Fidelity International Equity Central Fund (c)	238,814	15,666,174
Fidelity Materials Central Fund (c)	16,595	2,991,887
Fidelity Telecom Services Central Fund (c)	15,818	2,213,035
Fidelity Utilities Central Fund (c)	24,494	2,862,839
TOTAL EQUITY CENTRAL FUNDS (Cost $90,307,125)		102,939,556
Fixed-Income Central Funds - 58.9%

High Yield Fixed-Income Funds - 8.6%
Fidelity Emerging Markets Debt Central Fund (c)	186,865	2,061,118
Fidelity Floating Rate Central Fund (c)	189,120	19,764,972
Fidelity High Income Central Fund 1 (c)	117,411	11,910,169
TOTAL HIGH YIELD FIXED-INCOME FUNDS		33,736,259
Investment Grade Fixed-Income Funds - 50.3%
Fidelity Inflation-Protected Bond Index Central Fund (c)	152,526	15,638,466
Fidelity Tactical Income Central Fund (c)	1,671,914	182,472,640
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		198,111,106
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $217,019,774)		231,847,365
Money Market Central Funds - 14.8%

Fidelity Cash Central Fund, 0.17% (a)	35,969,231	35,969,231
Fidelity Money Market Central Fund, 0.36% (a)	22,350,948	22,350,948
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $58,320,179)		58,320,179
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.1% 11/23/12 to 12/20/12 (b) (Cost $449,903)	$ 450,000	$ 449,920
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $366,096,981)	393,557,020
NET OTHER ASSETS (LIABILITIES) - 0.0%	(44,129)
NET ASSETS - 100%	$ 393,512,891
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
108 CME E-mini S&P 500 Index Contracts	Dec. 2012	$ 7,744,680	$ (119,664)
6 NYSE E-mini MSCI Emerging Markets Index Contracts	Dec. 2012	298,200	4,699
TOTAL EQUITY INDEX CONTRACTS		$ 8,042,880	$ (114,965)

The face value of futures purchased as a percentage of net assets is 2.1%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $449,920.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 40,108
Fidelity Commodity Strategy Central Fund	4,404
Fidelity Consumer Discretionary Central Fund	93,721
Fidelity Consumer Staples Central Fund	192,701
Fidelity Emerging Markets Debt Central Fund	105,846
Fidelity Emerging Markets Equity Central Fund	48,630
Fidelity Energy Central Fund	125,520
Fidelity Financials Central Fund	192,731
Fidelity Floating Rate Central Fund	788,241
Fidelity Health Care Central Fund	91,620
Fidelity High Income Central Fund 1	714,740
Fidelity Industrials Central Fund	140,306
Fidelity Information Technology Central Fund	81,032
Fidelity International Equity Central Fund	531,977
Fidelity Materials Central Fund	44,502
Fidelity Money Market Central Fund	85,494
Fidelity Tactical Income Central Fund	4,125,368
Fidelity Telecom Services Central Fund	55,570
Fidelity Utilities Central Fund	84,498
Total	$ 7,547,009
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 4,338	$ 7,447,789	$ 1,624,149	$ 5,947,844	0.8%
Fidelity Consumer Discretionary Central Fund	4,527,444	3,172,801	582,745	8,889,467	1.0%
Fidelity Consumer Staples Central Fund	4,514,241	3,144,531	1,204,602	7,734,006	0.9%
Fidelity Emerging Markets Debt Central Fund	1,099,064	799,262	52,905	2,061,118	1.8%
Fidelity Emerging Markets Equity Central Fund	2,650,161	1,485,567	2,938,116	1,754,450	0.8%
Fidelity Energy Central Fund	4,852,034	3,302,309	1,089,031	8,292,623	0.9%
Fidelity Financials Central Fund	6,935,833	5,927,524	2,000,064	13,532,981	1.0%
Fidelity Floating Rate Central Fund	7,371,402	17,867,358	6,722,889	19,764,972	1.2%
Fidelity Health Care Central Fund	5,426,053	3,474,947	1,203,599	9,936,447	1.0%
Fidelity High Income Central Fund 1	7,455,874	4,917,334	1,418,191	11,910,169	2.2%
Fidelity Industrials Central Fund	4,765,482	3,223,106	1,500,675	8,124,620	0.9%
Fidelity Inflation-Protected Bond Index Central Fund	-	15,488,750	203,345	15,638,466	2.4%
Fidelity Information Technology Central Fund	8,538,750	5,903,424	2,365,389	14,993,183	0.9%
Fidelity International Equity Central Fund	14,610,379	8,771,113	9,611,651	15,666,174	1.2%
Fidelity Materials Central Fund	1,713,575	1,176,702	576,809	2,991,887	1.0%
Fidelity Tactical Income Central Fund	113,762,037	76,431,215	14,117,559	182,472,640	3.1%
Fidelity Telecom Services Central Fund	1,219,966	867,227	293,518	2,213,035	0.9%
Fidelity Utilities Central Fund	1,773,438	1,284,957	494,777	2,862,839	0.9%
Total	$ 191,220,071	$ 164,685,916	$ 48,000,014	$ 334,786,921
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 102,939,556	$ 102,939,556	$ -	$ -
Fixed-Income Central Funds	231,847,365	231,847,365	-	-
Money Market Central Funds	58,320,179	58,320,179	-	-
U.S. Treasury Obligations	449,920	-	449,920	-
Total Investments in Securities:	$ 393,557,020	$ 393,107,100	$ 449,920	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 4,699	$ 4,699	$ -	$ -
Liabilities
Futures Contracts	$ (119,664)	$ (119,664)	$ -	$ -
Total Derivative Instruments:	$ (114,965)	$ (114,965)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 4,699	$ (119,664)
Total Value of Derivatives	$ 4,699	$ (119,664)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 30%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $449,903)	$ 449,920
Fidelity Central Funds (cost $365,647,078)	393,107,100
Total Investments (cost $366,096,981)		$ 393,557,020
Receivable for investments sold		108,203
Receivable for fund shares sold		667,168
Distributions receivable from Fidelity Central Funds		5,460
Receivable from investment adviser for expense reductions		705
Other receivables		2,556
Total assets		394,341,112

Liabilities
Payable for investments purchased	$ 371,835
Payable for fund shares redeemed	208,915
Accrued management fee	134,221
Distribution and service plan fees payable	12,518
Payable for daily variation margin on futures contracts	39,330
Other affiliated payables	40,057
Other payables and accrued expenses	21,345
Total liabilities		828,221

Net Assets		$ 393,512,891
Net Assets consist of:
Paid in capital		$ 369,009,856
Undistributed net investment income		275,031
Accumulated undistributed net realized gain (loss) on investments		(3,117,070)
Net unrealized appreciation (depreciation) on investments		27,345,074
Net Assets		$ 393,512,891

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($11,430,506 ÷ 1,126,227 shares)		$ 10.15

Maximum offering price per share (100/94.25 of $10.15)		$ 10.77
Class T: Net Asset Value and redemption price per share ($6,542,211 ÷ 645,163 shares)		$ 10.14

Maximum offering price per share (100/96.50 of $10.14)		$ 10.51
Class B: Net Asset Value and offering price per share ($1,118,265 ÷ 110,301 shares)A		$ 10.14

Class C: Net Asset Value and offering price per share ($7,937,221 ÷ 784,484 shares)A		$ 10.12

Asset Manager 30%: Net Asset Value, offering price and redemption price per share ($364,385,880 ÷ 35,884,931 shares)		$ 10.15

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,098,808 ÷ 206,641 shares)		$ 10.16

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2012

Investment Income
Dividends		$ 35,368
Interest		127
Income from Fidelity Central Funds		7,547,009
Total income		7,582,504

Expenses
Management fee	$ 1,348,537
Transfer agent fees	284,576
Distribution and service plan fees	138,460
Accounting fees and expenses	134,614
Custodian fees and expenses	926
Independent trustees' compensation	1,106
Registration fees	93,853
Audit	39,617
Legal	1,282
Miscellaneous	2,176
Total expenses before reductions	2,045,147
Expense reductions	(19,143)	2,026,004
Net investment income (loss)		5,556,500
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	324,004
Fidelity Central Funds	(1,834,206)
Futures contracts	681,208
Capital gain distributions from Fidelity Central Funds	7,025
Total net realized gain (loss)		(821,969)
Change in net unrealized appreciation (depreciation) on: Investment securities	28,580,705
Futures contracts	87,027
Total change in net unrealized appreciation (depreciation)		28,667,732
Net gain (loss)		27,845,763
Net increase (decrease) in net assets resulting from operations		$ 33,402,263

Statement of Changes in Net Assets

	Year ended September 30, 2012	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,556,500	$ 3,521,806
Net realized gain (loss)	(821,969)	3,649,060
Change in net unrealized appreciation (depreciation)	28,667,732	(7,452,507)
Net increase (decrease) in net assets resulting from operations	33,402,263	(281,641)
Distributions to shareholders from net investment income	(5,461,061)	(3,364,493)
Distributions to shareholders from net realized gain	(3,126,905)	(4,696,545)
Total distributions	(8,587,966)	(8,061,038)
Share transactions - net increase (decrease)	138,148,131	109,056,408
Total increase (decrease) in net assets	162,962,428	100,713,729

Net Assets
Beginning of period	230,550,463	129,836,734
End of period (including undistributed net investment income of $275,031 and undistributed net investment income of $354,890, respectively)	$ 393,512,891	$ 230,550,463

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2012	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.37	$ 9.66	$ 9.04	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.14	.16	.17	.22	.24
Net realized and unrealized gain (loss)	.89	.01 H	.67	.40	(1.39)
Total from investment operations	1.03	.17	.84	.62	(1.15)
Distributions from net investment income	(.14)	(.15)	(.17)	(.24)	(.19)
Distributions from net realized gain	(.11)	(.31)	(.05)	-	-
Total distributions	(.25)	(.46)	(.22)	(.24)	(.19)
Net asset value, end of period	$ 10.15	$ 9.37	$ 9.66	$ 9.04	$ 8.66
Total Return B,C,D	11.20%	1.67%	9.39%	7.50%	(11.63)%
Ratios to Average Net Assets F,J
Expenses before reductions	.89%	.91%	.98%	1.21%	1.66% A
Expenses net of fee waivers, if any	.89%	.90%	.90%	.90%	.98% A
Expenses net of all reductions	.88%	.89%	.89%	.89%	.98% A
Net investment income (loss)	1.46%	1.63%	1.83%	2.75%	2.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,431	$ 9,024	$ 7,495	$ 4,305	$ 1,159
Portfolio turnover rate G	21%	21%	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period October 9, 2007 (commencement of operations) to September 30, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class T

Years ended September 30,	2012	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.36	$ 9.65	$ 9.03	$ 8.65	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.12	.14	.15	.20	.22
Net realized and unrealized gain (loss)	.89	.01 H	.67	.40	(1.40)
Total from investment operations	1.01	.15	.82	.60	(1.18)
Distributions from net investment income	(.12)	(.13)	(.15)	(.22)	(.17)
Distributions from net realized gain	(.11)	(.31)	(.05)	-	-
Total distributions	(.23)	(.44)	(.20)	(.22)	(.17)
Net asset value, end of period	$ 10.14	$ 9.36	$ 9.65	$ 9.03	$ 8.65
Total Return B,C,D	10.91%	1.47%	9.15%	7.25%	(11.91)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.14%	1.13%	1.19%	1.46%	1.97% A
Expenses net of fee waivers, if any	1.14%	1.13%	1.15%	1.15%	1.20% A
Expenses net of all reductions	1.13%	1.13%	1.14%	1.14%	1.20% A
Net investment income (loss)	1.21%	1.39%	1.58%	2.50%	2.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,542	$ 4,885	$ 5,800	$ 2,181	$ 1,074
Portfolio turnover rate G	21%	21%	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period October 9, 2007 (commencement of operations) to September 30, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2012	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.36	$ 9.65	$ 9.03	$ 8.65	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.09	.10	.16	.17
Net realized and unrealized gain (loss)	.89	- H,K	.67	.40	(1.39)
Total from investment operations	.96	.09	.77	.56	(1.22)
Distributions from net investment income	(.07)	(.07)	(.11)	(.18)	(.13)
Distributions from net realized gain	(.11)	(.31)	(.05)	-	-
Total distributions	(.18)	(.38)	(.15) L	(.18)	(.13)
Net asset value, end of period	$ 10.14	$ 9.36	$ 9.65	$ 9.03	$ 8.65
Total Return B,C,D	10.37%	.89%	8.62%	6.73%	(12.30)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.68%	1.70%	1.78%	2.00%	2.71% A
Expenses net of fee waivers, if any	1.65%	1.65%	1.65%	1.65%	1.73% A
Expenses net of all reductions	1.64%	1.64%	1.64%	1.65%	1.73% A
Net investment income (loss)	.69%	.88%	1.08%	2.00%	1.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,118	$ 1,076	$ 1,336	$ 773	$ 480
Portfolio turnover rate G	21%	21%	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period October 9, 2007 (commencement of operations) to September 30, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Total distributions of $.15 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.045 per share.

Financial Highlights - Class C

Years ended September 30,	2012	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.34	$ 9.63	$ 9.01	$ 8.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.09	.10	.16	.17
Net realized and unrealized gain (loss)	.89	.01 H	.67	.39	(1.39)
Total from investment operations	.96	.10	.77	.55	(1.22)
Distributions from net investment income	(.07)	(.08)	(.10)	(.18)	(.14)
Distributions from net realized gain	(.11)	(.31)	(.05)	-	-
Total distributions	(.18)	(.39)	(.15)	(.18)	(.14)
Net asset value, end of period	$ 10.12	$ 9.34	$ 9.63	$ 9.01	$ 8.64
Total Return B,C,D	10.41%	.92%	8.63%	6.62%	(12.30)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.66%	1.67%	1.72%	1.95%	2.37% A
Expenses net of fee waivers, if any	1.65%	1.65%	1.65%	1.65%	1.70% A
Expenses net of all reductions	1.64%	1.64%	1.64%	1.64%	1.70% A
Net investment income (loss)	.69%	.88%	1.08%	2.00%	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,937	$ 5,967	$ 4,789	$ 2,499	$ 1,495
Portfolio turnover rate G	21%	21%	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period October 9, 2007 (commencement of operations) to September 30, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 30%

Years ended September 30,	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.37	$ 9.66	$ 9.04	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.17	.19	.19	.24	.26
Net realized and unrealized gain (loss)	.89	.01 G	.67	.40	(1.39)
Total from investment operations	1.06	.20	.86	.64	(1.13)
Distributions from net investment income	(.17)	(.18)	(.19)	(.26)	(.21)
Distributions from net realized gain	(.11)	(.31)	(.05)	-	-
Total distributions	(.28)	(.49)	(.24)	(.26)	(.21)
Net asset value, end of period	$ 10.15	$ 9.37	$ 9.66	$ 9.04	$ 8.66
Total Return B,C	11.53%	1.98%	9.67%	7.77%	(11.43)%
Ratios to Average Net Assets E,I
Expenses before reductions	.58%	.61%	.69%	.90%	1.24% A
Expenses net of fee waivers, if any	.58%	.61%	.65%	.65%	.73% A
Expenses net of all reductions	.58%	.60%	.64%	.65%	.72% A
Net investment income (loss)	1.76%	1.92%	2.08%	3.00%	2.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 364,386	$ 208,380	$ 109,249	$ 61,207	$ 26,016
Portfolio turnover rate F	21%	21%	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

Years ended September 30,	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.37	$ 9.66	$ 9.04	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.17	.19	.19	.24	.26
Net realized and unrealized gain (loss)	.90	- G,J	.67	.40	(1.39)
Total from investment operations	1.07	.19	.86	.64	(1.13)
Distributions from net investment income	(.17)	(.18)	(.19)	(.26)	(.21)
Distributions from net realized gain	(.11)	(.31)	(.05)	-	-
Total distributions	(.28)	(.48) K	(.24)	(.26)	(.21)
Net asset value, end of period	$ 10.16	$ 9.37	$ 9.66	$ 9.04	$ 8.66
Total Return B,C	11.56%	1.93%	9.67%	7.77%	(11.45)%
Ratios to Average Net Assets E,I
Expenses before reductions	.65%	.63%	.71%	.97%	1.76% A
Expenses net of fee waivers, if any	.65%	.63%	.65%	.65%	.75% A
Expenses net of all reductions	.64%	.62%	.64%	.65%	.75% A
Net investment income (loss)	1.69%	1.90%	2.08%	3.00%	2.86% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,099	$ 1,218	$ 1,168	$ 773	$ 209
Portfolio turnover rate F	21%	21%	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.48 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.309 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 40%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2012
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	17.3	15.5
Fannie Mae	9.4	9.2
Freddie Mac	3.1	3.2
Ginnie Mae	2.2	2.4
Wachovia Bank Commercial Mortgage Trust	1.4	0.5
	33.4
Quality Diversification (% of fund's net assets)
As of September 30, 2012	As of March 31, 2012
U.S. Government and U.S. Government Agency Obligations 32.0%	U.S. Government and U.S. Government Agency Obligations 30.4%
AAA,AA,A 5.1%	AAA,AA,A 4.3%
BBB 6.7%	BBB 6.0%
BB and Below 7.9%	BB and Below 7.3%
Not Rated 0.6%	Not Rated 0.7%
Equities* 34.8%	Equities** 37.9%
Short-Term Investments and Net Other Assets (Liabilities) 12.9%	Short-Term Investments and Net Other Assets (Liabilities) 13.4%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%	**Includes investment in Fidelity Commodity Strategy Central Fund of 0.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.1	1.0
General Electric Co.	0.5	0.3
Procter & Gamble Co.	0.4	0.4
Google, Inc. Class A	0.4	0.1
British American Tobacco PLC sponsored ADR	0.3	0.3
	2.7
Asset Allocation (% of fund's net assets)
As of September 30, 2012	As of March 31, 2012
Stock Class and Equity Futures* 37.1%	Stock Class and Equity Futures** 38.3%
Bond Class 51.5%	Bond Class 48.2%
Short-Term Class 11.4%	Short-Term Class 13.5%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%	**Includes investment in Fidelity Commodity Strategy Central Fund of 0.5%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Fidelity Asset Manager 40%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2012
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	6.0
Fidelity Information Technology Central Fund	5.2
Fidelity Financials Central Fund	4.7
Fidelity Health Care Central Fund	3.2
Fidelity Consumer Discretionary Central Fund	3.1
Fidelity Industrials Central Fund	3.0
Fidelity Energy Central Fund	2.9
Fidelity Consumer Staples Central Fund	2.7
Fidelity Commodity Strategy Central Fund	1.5
Fidelity Materials Central Fund	1.1
Fidelity Utilities Central Fund	1.1
Fidelity Emerging Markets Equity Central Fund	0.9
Fidelity Telecom Services Central Fund	0.8
Total Equity Central Funds	36.2
Fixed-Income Central Funds
High Yield Fixed-Income Funds	8.5
Investment Grade Fixed-Income Funds	45.3
Total Fixed-Income Central Funds	53.8
Money Market Central Funds	9.9
U.S. Treasury Obligations	0.1
Net Other Assets (Liabilities)	0.0*
Total	100.0
* Amount represents less than 0.1%
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 13.1% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 40%

Investments September 30, 2012

Showing Percentage of Net Assets

Equity Central Funds - 36.2%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	477,975	$ 5,372,435
Fidelity Consumer Discretionary Central Fund (c)	72,389	10,923,452
Fidelity Consumer Staples Central Fund (c)	59,754	9,623,375
Fidelity Emerging Markets Equity Central Fund (c)	16,910	3,306,827
Fidelity Energy Central Fund (c)	83,008	10,278,035
Fidelity Financials Central Fund (c)	288,848	16,857,157
Fidelity Health Care Central Fund (c)	69,647	11,396,292
Fidelity Industrials Central Fund (c)	69,795	10,640,894
Fidelity Information Technology Central Fund (c)	97,511	18,627,473
Fidelity International Equity Central Fund (c)	325,553	21,356,252
Fidelity Materials Central Fund (c)	21,403	3,858,716
Fidelity Telecom Services Central Fund (c)	19,624	2,745,631
Fidelity Utilities Central Fund (c)	33,488	3,914,082
TOTAL EQUITY CENTRAL FUNDS (Cost $115,194,466)		128,900,621
Fixed-Income Central Funds - 53.8%

High Yield Fixed-Income Funds - 8.5%
Fidelity Emerging Markets Debt Central Fund (c)	168,192	1,855,158
Fidelity Floating Rate Central Fund (c)	171,756	17,950,196
Fidelity High Income Central Fund 1 (c)	105,448	10,696,625
TOTAL HIGH YIELD FIXED-INCOME FUNDS		30,501,979
Investment Grade Fixed-Income Funds - 45.3%
Fidelity Inflation-Protected Bond Index Central Fund (c)	137,905	14,139,368
Fidelity Tactical Income Central Fund (c)	1,349,055	147,235,876
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		161,375,244
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $181,226,619)		191,877,223
Money Market Central Funds - 9.9%

Fidelity Cash Central Fund, 0.17% (a)	25,066,291	25,066,291
Fidelity Money Market Central Fund, 0.36% (a)	10,254,633	10,254,633
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $35,320,924)		35,320,924
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.1% 11/23/12 to 12/20/12 (b) (Cost $379,922)	$ 380,000	$ 379,938
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $332,121,931)	356,478,706
NET OTHER ASSETS (LIABILITIES) - 0.0%	(69,366)
NET ASSETS - 100%	$ 356,409,340
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
97 CME E-mini S&P 500 Index Contracts	Dec. 2012	$ 6,955,870	$ (107,476)
7 NYSE E-mini MSCI Emerging Markets Index Contracts	Dec. 2012	347,900	5,482
TOTAL EQUITY INDEX CONTRACTS		$ 7,303,770	$ (101,994)

The face value of futures purchased as a percentage of net assets is 2.1%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $379,938.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 26,989
Fidelity Commodity Strategy Central Fund	3,879
Fidelity Consumer Discretionary Central Fund	107,007
Fidelity Consumer Staples Central Fund	224,818
Fidelity Emerging Markets Debt Central Fund	89,506
Fidelity Emerging Markets Equity Central Fund	72,952
Fidelity Energy Central Fund	146,265
Fidelity Financials Central Fund	228,137
Fidelity Floating Rate Central Fund	662,721
Fidelity Health Care Central Fund	104,409
Fidelity High Income Central Fund 1	598,369
Fidelity Industrials Central Fund	167,063
Fidelity Information Technology Central Fund	95,609
Fidelity International Equity Central Fund	651,055
Fidelity Materials Central Fund	52,183
Fidelity Money Market Central Fund	39,225
Fidelity Tactical Income Central Fund	3,088,137
Fidelity Telecom Services Central Fund	64,449
Fidelity Utilities Central Fund	100,388
Total	$ 6,523,161
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 3,132	$ 6,672,062	$ 1,406,990	$ 5,372,435	0.7%
Fidelity Consumer Discretionary Central Fund	4,483,655	5,164,548	643,633	10,923,452	1.2%
Fidelity Consumer Staples Central Fund	4,558,982	4,929,381	1,291,367	9,623,375	1.1%
Fidelity Emerging Markets Debt Central Fund	799,850	936,569	61,317	1,855,158	1.6%
Fidelity Emerging Markets Equity Central Fund	2,692,815	2,645,632	2,617,362	3,306,827	1.5%
Fidelity Energy Central Fund	4,991,049	5,201,539	1,235,420	10,278,035	1.1%
Fidelity Financials Central Fund	7,133,563	8,669,713	1,761,740	16,857,157	1.2%
Fidelity Floating Rate Central Fund	5,172,942	17,075,817	5,326,883	17,950,196	1.1%
Fidelity Health Care Central Fund	5,458,156	5,619,662	2,135,806	11,396,292	1.1%
Fidelity High Income Central Fund 1	5,232,601	5,690,940	991,535	10,696,625	2.0%
Fidelity Industrials Central Fund	4,818,810	5,239,408	1,179,456	10,640,894	1.2%
Fidelity Inflation-Protected Bond Index Central Fund	-	14,239,496	417,358	14,139,368	2.2%
Fidelity Information Technology Central Fund	8,490,020	9,490,985	2,506,080	18,627,473	1.1%
Fidelity International Equity Central Fund	14,342,393	13,944,242	9,018,405	21,356,252	1.6%
Fidelity Materials Central Fund	1,771,211	1,883,861	556,212	3,858,716	1.2%
Fidelity Tactical Income Central Fund	73,770,150	80,883,189	12,430,747	147,235,876	2.5%
Fidelity Telecom Services Central Fund	1,224,590	1,353,020	313,541	2,745,631	1.1%
Fidelity Utilities Central Fund	1,806,392	1,984,096	217,728	3,914,082	1.2%
Total	$ 146,750,311	$ 191,624,160	$ 44,111,580	$ 320,777,844
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 128,900,621	$ 128,900,621	$ -	$ -
Fixed-Income Central Funds	191,877,223	191,877,223	-	-
Money Market Central Funds	35,320,924	35,320,924	-	-
U.S. Treasury Obligations	379,938	-	379,938	-
Total Investments in Securities:	$ 356,478,706	$ 356,098,768	$ 379,938	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 5,482	$ 5,482	$ -	$ -
Liabilities
Futures Contracts	$ (107,476)	$ (107,476)	$ -	$ -
Total Derivative Instruments:	$ (101,994)	$ (101,994)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 5,482	$ (107,476)
Total Value of Derivatives	$ 5,482	$ (107,476)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	86.9%
United Kingdom	2.7%
Japan	1.0%
Others (Individually Less Than 1%)	9.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 40%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $379,922)	$ 379,938
Fidelity Central Funds (cost $331,742,009)	356,098,768
Total Investments (cost $332,121,931)		$ 356,478,706
Receivable for investments sold		102,922
Receivable for fund shares sold		576,455
Distributions receivable from Fidelity Central Funds		3,835
Receivable from investment adviser for expense reductions		1,456
Other receivables		3,140
Total assets		357,166,514

Liabilities
Payable for investments purchased	$ 508,639
Payable for fund shares redeemed	23,542
Accrued management fee	120,588
Distribution and service plan fees payable	11,124
Payable for daily variation margin on futures contracts	35,880
Other affiliated payables	36,153
Other payables and accrued expenses	21,248
Total liabilities		757,174

Net Assets		$ 356,409,340
Net Assets consist of:
Paid in capital		$ 332,297,925
Undistributed net investment income		1,147,857
Accumulated undistributed net realized gain (loss) on investments		(1,291,223)
Net unrealized appreciation (depreciation) on investments		24,254,781
Net Assets		$ 356,409,340

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($14,048,355 ÷ 1,389,773 shares)		$ 10.11

Maximum offering price per share (100/94.25 of $10.11)		$ 10.73
Class T: Net Asset Value and redemption price per share ($4,802,569 ÷ 475,834 shares)		$ 10.09

Maximum offering price per share (100/96.50 of $10.09)		$ 10.46
Class B: Net Asset Value and offering price per share ($838,833 ÷ 83,029 shares)A		$ 10.10

Class C: Net Asset Value and offering price per share ($6,813,832 ÷ 676,276 shares)A		$ 10.08

Asset Manager 40%: Net Asset Value, offering price and redemption price per share ($328,995,195 ÷ 32,546,496 shares)		$ 10.11

Institutional Class: Net Asset Value, offering price and redemption price per share ($910,556 ÷ 90,082 shares)		$ 10.11

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 40%
Financial Statements - continued

Statement of Operations

	Year ended September 30, 2012

Investment Income
Dividends		$ 21,931
Interest		97
Income from Fidelity Central Funds		6,523,161
Total income		6,545,189

Expenses
Management fee	$ 1,140,354
Transfer agent fees	243,372
Distribution and service plan fees	112,832
Accounting fees and expenses	113,841
Custodian fees and expenses	870
Independent trustees' compensation	918
Registration fees	84,710
Audit	39,618
Legal	1,005
Miscellaneous	1,609
Total expenses before reductions	1,739,129
Expense reductions	(22,379)	1,716,750
Net investment income (loss)		4,828,439
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	178,989
Fidelity Central Funds	(1,721,110)
Futures contracts	325,598
Capital gain distributions from Fidelity Central Funds	5,701
Total net realized gain (loss)		(1,210,822)
Change in net unrealized appreciation (depreciation) on: Investment securities	28,170,728
Futures contracts	60,589
Total change in net unrealized appreciation (depreciation)		28,231,317
Net gain (loss)		27,020,495
Net increase (decrease) in net assets resulting from operations		$ 31,848,934

Statement of Changes in Net Assets

	Year ended September 30, 2012	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,828,439	$ 2,416,931
Net realized gain (loss)	(1,210,822)	2,647,542
Change in net unrealized appreciation (depreciation)	28,231,317	(7,425,355)
Net increase (decrease) in net assets resulting from operations	31,848,934	(2,360,882)
Distributions to shareholders from net investment income	(4,243,594)	(2,058,508)
Distributions to shareholders from net realized gain	(2,009,598)	(2,999,305)
Total distributions	(6,253,192)	(5,057,813)
Share transactions - net increase (decrease)	165,133,989	82,055,159
Total increase (decrease) in net assets	190,729,731	74,636,464

Net Assets
Beginning of period	165,679,609	91,043,145
End of period (including undistributed net investment income of $1,147,857 and undistributed net investment income of $794,062, respectively)	$ 356,409,340	$ 165,679,609

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.13	$ 9.45	$ 8.77	$ 8.42	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.14	.16	.16	.20	.23
Net realized and unrealized gain (loss)	1.07	(.06)	.70	.34	(1.66)
Total from investment operations	1.21	.10	.86	.54	(1.43)
Distributions from net investment income	(.14)	(.14)	(.15)	(.19)	(.15)
Distributions from net realized gain	(.09)	(.28)	(.03)	-	-
Total distributions	(.23)	(.42)	(.18)	(.19)	(.15)
Net asset value, end of period	$ 10.11	$ 9.13	$ 9.45	$ 8.77	$ 8.42
Total Return B,C,D	13.47%	.91%	9.96%	6.80%	(14.43)%
Ratios to Average Net Assets F,I
Expenses before reductions	.90%	.95%	1.06%	1.33%	1.91% A
Expenses net of fee waivers, if any	.90%	.90%	.90%	.90%	1.00% A
Expenses net of all reductions	.89%	.89%	.89%	.90%	1.00% A
Net investment income (loss)	1.49%	1.61%	1.77%	2.62%	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,048	$ 10,337	$ 6,308	$ 2,921	$ 2,033
Portfolio turnover rate G	21%	20%	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class T

Years ended September 30,	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.12	$ 9.44	$ 8.76	$ 8.41	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.12	.13	.14	.18	.21
Net realized and unrealized gain (loss)	1.06	(.05)	.70	.35	(1.66)
Total from investment operations	1.18	.08	.84	.53	(1.45)
Distributions from net investment income	(.12)	(.12)	(.13)	(.18)	(.14)
Distributions from net realized gain	(.09)	(.28)	(.03)	-	-
Total distributions	(.21)	(.40)	(.16)	(.18)	(.14)
Net asset value, end of period	$ 10.09	$ 9.12	$ 9.44	$ 8.76	$ 8.41
Total Return B,C,D	13.09%	.68%	9.69%	6.59%	(14.67)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.17%	1.19%	1.32%	1.59%	2.15% A
Expenses net of fee waivers, if any	1.15%	1.15%	1.15%	1.15%	1.25% A
Expenses net of all reductions	1.14%	1.14%	1.14%	1.15%	1.25% A
Net investment income (loss)	1.24%	1.36%	1.52%	2.37%	2.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,803	$ 3,760	$ 2,972	$ 2,089	$ 1,840
Portfolio turnover rate G	21%	20%	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.12	$ 9.44	$ 8.75	$ 8.40	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.08	.09	.14	.16
Net realized and unrealized gain (loss)	1.06	(.06)	.71	.35	(1.66)
Total from investment operations	1.13	.02	.80	.49	(1.50)
Distributions from net investment income	(.06)	(.07)	(.08)	(.14)	(.10)
Distributions from net realized gain	(.09)	(.28)	(.03)	-	-
Total distributions	(.15)	(.34) J	(.11)	(.14)	(.10)
Net asset value, end of period	$ 10.10	$ 9.12	$ 9.44	$ 8.75	$ 8.40
Total Return B,C,D	12.56%	.13%	9.20%	6.02%	(15.09)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.70%	1.73%	1.82%	2.08%	2.64% A
Expenses net of fee waivers, if any	1.65%	1.65%	1.65%	1.65%	1.77% A
Expenses net of all reductions	1.64%	1.64%	1.64%	1.65%	1.77% A
Net investment income (loss)	.74%	.86%	1.01%	1.87%	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 839	$ 856	$ 1,075	$ 1,263	$ 1,378
Portfolio turnover rate G	21%	20%	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.34 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.278 per share.

Financial Highlights - Class C

Years ended September 30,	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.11	$ 9.43	$ 8.76	$ 8.41	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.08	.09	.14	.16
Net realized and unrealized gain (loss)	1.06	(.05)	.70	.34	(1.65)
Total from investment operations	1.13	.03	.79	.48	(1.49)
Distributions from net investment income	(.08)	(.08)	(.09)	(.13)	(.10)
Distributions from net realized gain	(.09)	(.28)	(.03)	-	-
Total distributions	(.16) K	(.35) J	(.12)	(.13)	(.10)
Net asset value, end of period	$ 10.08	$ 9.11	$ 9.43	$ 8.76	$ 8.41
Total Return B,C,D	12.59%	.22%	9.07%	6.00%	(15.01)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.67%	1.70%	1.82%	2.09%	2.66% A
Expenses net of fee waivers, if any	1.65%	1.65%	1.65%	1.65%	1.76% A
Expenses net of all reductions	1.64%	1.64%	1.64%	1.65%	1.76% A
Net investment income (loss)	.74%	.86%	1.02%	1.87%	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,814	$ 3,911	$ 2,193	$ 1,469	$ 1,384
Portfolio turnover rate G	21%	20%	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.35 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.278 per share.

K Total distributions of $.16 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.088 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 40%

Years ended September 30,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.13	$ 9.45	$ 8.77	$ 8.43	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.18	.18	.18	.22	.25
Net realized and unrealized gain (loss)	1.06	(.06)	.71	.34	(1.65)
Total from investment operations	1.24	.12	.89	.56	(1.40)
Distributions from net investment income	(.17)	(.17)	(.18)	(.22)	(.17)
Distributions from net realized gain	(.09)	(.28)	(.03)	-	-
Total distributions	(.26)	(.44) I	(.21)	(.22)	(.17)
Net asset value, end of period	$ 10.11	$ 9.13	$ 9.45	$ 8.77	$ 8.43
Total Return B,C	13.78%	1.17%	10.28%	7.00%	(14.18)%
Ratios to Average Net Assets E,H
Expenses before reductions	.59%	.64%	.76%	1.05%	1.68% A
Expenses net of fee waivers, if any	.59%	.64%	.65%	.65%	.72% A
Expenses net of all reductions	.58%	.63%	.64%	.64%	.72% A
Net investment income (loss)	1.81%	1.87%	2.02%	2.88%	2.80% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 328,995	$ 146,236	$ 77,613	$ 36,198	$ 10,929
Portfolio turnover rate F	21%	20%	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.44 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.278 per share.

Financial Highlights - Institutional Class

Years ended September 30,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.13	$ 9.45	$ 8.77	$ 8.43	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.17	.18	.18	.22	.25
Net realized and unrealized gain (loss)	1.06	(.06)	.71	.34	(1.65)
Total from investment operations	1.23	.12	.89	.56	(1.40)
Distributions from net investment income	(.16)	(.16)	(.18)	(.22)	(.17)
Distributions from net realized gain	(.09)	(.28)	(.03)	-	-
Total distributions	(.25)	(.44)	(.21)	(.22)	(.17)
Net asset value, end of period	$ 10.11	$ 9.13	$ 9.45	$ 8.77	$ 8.43
Total Return B,C	13.74%	1.15%	10.28%	7.00%	(14.18)%
Ratios to Average Net Assets E,H
Expenses before reductions	.66%	.68%	.76%	1.07%	1.63% A
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%	.76% A
Expenses net of all reductions	.64%	.64%	.64%	.65%	.76% A
Net investment income (loss)	1.74%	1.86%	2.01%	2.87%	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 911	$ 580	$ 882	$ 931	$ 1,339
Portfolio turnover rate F	21%	20%	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 50%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.4	1.3
General Electric Co.	0.6	0.4
Procter & Gamble Co.	0.6	0.6
Google, Inc. Class A	0.5	0.1
British American Tobacco PLC sponsored ADR	0.4	0.4
Chevron Corp.	0.4	0.6
The Coca-Cola Co.	0.4	0.4
Exxon Mobil Corp.	0.4	0.3
Amgen, Inc.	0.4	0.3
Merck & Co., Inc.	0.4	0.2
	5.5
Top Five Bond Issuers as of September 30, 2012
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	15.2	13.5
Fannie Mae	7.9	8.0
Freddie Mac	2.8	2.7
Ginnie Mae	1.9	2.1
Wachovia Bank Commercial Mortgage Trust	1.2	0.4
	29.0
Asset Allocation (% of fund's net assets)
As of September 30, 2012	As of March 31, 2012
Stock Class and Equity Futures* 46.8%	Stock Class and Equity Futures** 47.7%
Bond Class 45.2%	Bond Class 42.1%
Short-Term Class 8.0%	Short-Term Class 10.2%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%	**Includes investment in Fidelity Commodity Strategy Central Fund of 1.0%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Fidelity Asset Manager 50%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2012
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	8.0
Fidelity Information Technology Central Fund	6.6
Fidelity Financials Central Fund	5.9
Fidelity Health Care Central Fund	4.4
Fidelity Consumer Discretionary Central Fund	3.9
Fidelity Industrials Central Fund	3.8
Fidelity Energy Central Fund	3.6
Fidelity Consumer Staples Central Fund	3.4
Fidelity Commodity Strategy Central Fund	1.5
Fidelity Materials Central Fund	1.4
Fidelity Emerging Markets Equity Central Fund	1.4
Fidelity Utilities Central Fund	1.3
Fidelity Telecom Services Central Fund	1.0
Total Equity Central Funds	46.2
Fixed-Income Central Funds
High Yield Fixed-Income Funds	7.5
Investment Grade Fixed-Income Funds	39.7
Total Fixed-Income Central Funds	47.2
Money Market Central Funds	6.5
U.S. Treasury Obligations	0.1
Net Other Assets (Liabilities)	0.0*
Total	100.0
* Amount represents less than 0.1%
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 16.1% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 50%

Investments September 30, 2012

Showing Percentage of Net Assets

Equity Central Funds - 46.2%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	9,311,496	$ 104,661,218
Fidelity Consumer Discretionary Central Fund (c)	1,780,974	268,748,938
Fidelity Consumer Staples Central Fund (c)	1,478,928	238,181,345
Fidelity Emerging Markets Equity Central Fund (c)	496,380	97,072,041
Fidelity Energy Central Fund (c)	2,029,741	251,322,552
Fidelity Financials Central Fund (c)	7,068,469	412,515,870
Fidelity Health Care Central Fund (c)	1,859,259	304,230,534
Fidelity Industrials Central Fund (c)	1,722,675	262,639,089
Fidelity Information Technology Central Fund (c)	2,414,979	461,333,386
Fidelity International Equity Central Fund (c)	8,494,234	557,221,747
Fidelity Materials Central Fund (c)	529,995	95,552,749
Fidelity Telecom Services Central Fund (c)	486,999	68,136,052
Fidelity Utilities Central Fund (c)	796,349	93,077,241
TOTAL EQUITY CENTRAL FUNDS (Cost $2,739,950,889)		3,214,692,762
Fixed-Income Central Funds - 47.2%

High Yield Fixed-Income Funds - 7.5%
Fidelity Emerging Markets Debt Central Fund (c)	3,343,702	36,881,029
Fidelity Floating Rate Central Fund (c)	2,690,955	281,231,740
Fidelity High Income Central Fund 1 (c)	2,042,489	207,190,037
TOTAL HIGH YIELD FIXED-INCOME FUNDS		525,302,806
Investment Grade Fixed-Income Funds - 39.7%
Fidelity Inflation-Protected Bond Index Central Fund (c)	2,352,180	241,168,985
Fidelity Tactical Income Central Fund (c)	23,099,049	2,521,030,215
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,762,199,200
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $3,025,963,927)		3,287,502,006
Money Market Central Funds - 6.5%

Fidelity Cash Central Fund, 0.17% (a)	229,166,730	229,166,730
Fidelity Money Market Central Fund, 0.36% (a)	226,767,306	226,767,306
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $455,934,036)		455,934,036
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.1% 11/23/12 to 12/20/12 (b) (Cost $7,738,532)	$ 7,740,000	$ 7,738,850
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,229,587,384)	6,965,867,654
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,151,203)
NET ASSETS - 100%	$ 6,963,716,451
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1,918 CME E-mini S&P 500 Index Contracts	Dec. 2012	$ 137,539,780	$ (2,125,146)
210 NYSE E-mini MSCI Emerging Markets Index Contracts	Dec. 2012	10,437,000	164,454
TOTAL EQUITY INDEX CONTRACTS		$ 147,976,780	$ (1,960,692)

The face value of futures purchased as a percentage of net assets is 2.1%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $7,738,850.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 392,850
Fidelity Commodity Strategy Central Fund	97,044
Fidelity Consumer Discretionary Central Fund	3,241,733
Fidelity Consumer Staples Central Fund	6,513,079
Fidelity Emerging Markets Debt Central Fund	2,358,319
Fidelity Emerging Markets Equity Central Fund	2,299,749
Fidelity Energy Central Fund	4,275,884
Fidelity Financials Central Fund	6,349,320
Fidelity Floating Rate Central Fund	11,770,054
Fidelity Health Care Central Fund	3,077,643
Fidelity High Income Central Fund 1	14,809,358
Fidelity Industrials Central Fund	4,799,841
Fidelity Information Technology Central Fund	2,704,595
Fidelity International Equity Central Fund	19,139,079
Fidelity Materials Central Fund	1,572,788
Fidelity Money Market Central Fund	867,402
Fidelity Tactical Income Central Fund	66,451,956
Fidelity Telecom Services Central Fund	1,985,807
Fidelity Utilities Central Fund	2,871,337
Total	$ 155,577,838
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 136,625	$ 166,502,510	$ 64,063,065	$ 104,661,218	14.0%
Fidelity Consumer Discretionary Central Fund	209,822,586	16,738,259	24,225,520	268,748,938	29.4%
Fidelity Consumer Staples Central Fund	203,617,955	16,936,485	27,979,175	238,181,345	27.1%
Fidelity Emerging Markets Debt Central Fund	32,693,557	3,995,653	4,586,141	36,881,029	32.3%
Fidelity Emerging Markets Equity Central Fund	99,932,653	28,613,422	50,162,862	97,072,041	43.8%
Fidelity Energy Central Fund	210,081,529	17,082,655	24,215,628	251,322,552	27.7%
Fidelity Financials Central Fund	295,039,836	43,884,871	21,926,487	412,515,870	29.5%
Fidelity Floating Rate Central Fund	185,263,734	153,753,349	77,653,985	281,231,740	17.7%
Fidelity Health Care Central Fund	236,389,357	18,352,196	28,500,052	304,230,534	29.1%
Fidelity High Income Central Fund 1	204,822,825	23,748,873	42,410,849	207,190,037	38.5%
Fidelity Industrials Central Fund	207,581,392	16,583,350	24,051,161	262,639,089	29.7%
Fidelity Inflation-Protected Bond Index Central Fund	-	244,097,302	8,635,752	241,168,985	37.0%
Fidelity Information Technology Central Fund	377,745,310	32,753,851	54,679,378	461,333,386	28.3%
Fidelity International Equity Central Fund	635,426,079	67,571,836	222,449,640	557,221,747	41.3%
Fidelity Materials Central Fund	74,822,938	5,803,291	10,811,494	95,552,749	30.4%
Fidelity Tactical Income Central Fund	2,354,157,964	355,636,602	285,088,246	2,521,030,215	42.2%
Fidelity Telecom Services Central Fund	59,025,427	4,842,308	10,458,342	68,136,052	26.8%
Fidelity Utilities Central Fund	80,473,684	7,542,511	5,236,961	93,077,241	29.1%
Total	$ 5,467,033,451	$ 1,224,439,324	$ 987,134,738	$ 6,502,194,768
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 3,214,692,762	$ 3,214,692,762	$ -	$ -
Fixed-Income Central Funds	3,287,502,006	3,287,502,006	-	-
Money Market Central Funds	455,934,036	455,934,036	-	-
U.S. Treasury Obligations	7,738,850	-	7,738,850	-
Total Investments in Securities:	$ 6,965,867,654	$ 6,958,128,804	$ 7,738,850	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 164,454	$ 164,454	$ -	$ -
Liabilities
Futures Contracts	$ (2,125,146)	$ (2,125,146)	$ -	$ -
Total Derivative Instruments:	$ (1,960,692)	$ (1,960,692)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 164,454	$ (2,125,146)
Total Value of Derivatives	$ 164,454	$ (2,125,146)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds. Percentages in the below tables are adjusted for the effect of TBA Sale Commitments.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	27.8%
AAA,AA,A	4.3%
BBB	6.0%
BB	2.2%
B	4.0%
CCC,CC,C	0.9%
D	0.0%**
Not Rated	0.4%
Equities*	44.4%
Short-Term Investments and Net Other Assets	10.0%
100.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%
** Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	83.9%
United Kingdom	3.4%
Japan	1.3%
Switzerland	1.1%
Canada	1.0%
Others (Individually Less Than 1%)	9.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 50%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $7,738,532)	$ 7,738,850
Fidelity Central Funds (cost $6,221,848,852)	6,958,128,804
Total Investments (cost $6,229,587,384)		$ 6,965,867,654
Receivable for investments sold		2,622,765
Receivable for fund shares sold		3,513,682
Distributions receivable from Fidelity Central Funds		38,677
Other receivables		306,076
Total assets		6,972,348,854

Liabilities
Payable for investments purchased	$ 777,134
Payable for fund shares redeemed	2,888,923
Accrued management fee	2,937,977
Transfer agent fee payable	875,128
Distribution and service plan fees payable	43,748
Payable for daily variation margin on futures contracts	734,160
Other affiliated payables	127,894
Other payables and accrued expenses	247,439
Total liabilities		8,632,403

Net Assets		$ 6,963,716,451
Net Assets consist of:
Paid in capital		$ 6,450,412,703
Undistributed net investment income		25,042,644
Accumulated undistributed net realized gain (loss) on investments		(246,058,474)
Net unrealized appreciation (depreciation) on investments		734,319,578
Net Assets		$ 6,963,716,451

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($61,692,516 ÷ 3,771,167 shares)		$ 16.36

Maximum offering price per share (100/94.25 of $16.36)		$ 17.36
Class T: Net Asset Value and redemption price per share ($22,505,193 ÷ 1,376,888 shares)		$ 16.34

Maximum offering price per share (100/96.50 of $16.34)		$ 16.93
Class B: Net Asset Value and offering price per share ($4,185,538 ÷ 256,617 shares)A		$ 16.31

Class C: Net Asset Value and offering price per share ($21,858,735 ÷ 1,343,311 shares)A		$ 16.27

Asset Manager 50%: Net Asset Value, offering price and redemption price per share ($6,838,742,910 ÷ 416,643,051 shares)		$ 16.41

Institutional Class: Net Asset Value, offering price and redemption price per share ($14,731,559 ÷ 898,657 shares)		$ 16.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 50%
Financial Statements - continued

Statement of Operations

	Year ended September 30, 2012

Investment Income
Dividends		$ 732,057
Interest		4,078
Income from Fidelity Central Funds		155,577,838
Total income		156,313,973

Expenses
Management fee	$ 33,756,481
Transfer agent fees	10,442,423
Distribution and service plan fees	487,671
Accounting fees and expenses	1,433,919
Custodian fees and expenses	1,734
Independent trustees' compensation	24,493
Appreciation in deferred trustee compensation account	548
Registration fees	134,274
Audit	35,503
Legal	48,760
Miscellaneous	63,180
Total expenses before reductions	46,428,986
Expense reductions	(628,816)	45,800,170
Net investment income (loss)		110,513,803
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,505,424
Fidelity Central Funds	(38,728,031)
Futures contracts	23,517,603
Capital gain distributions from Fidelity Central Funds	172,524
Total net realized gain (loss)		(4,532,480)
Change in net unrealized appreciation (depreciation) on: Investment securities	833,946,947
Futures contracts	8,780,660
Total change in net unrealized appreciation (depreciation)		842,727,607
Net gain (loss)		838,195,127
Net increase (decrease) in net assets resulting from operations		$ 948,708,930

Statement of Changes in Net Assets

	Year ended September 30, 2012	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 110,513,803	$ 114,569,491
Net realized gain (loss)	(4,532,480)	207,385,434
Change in net unrealized appreciation (depreciation)	842,727,607	(267,523,055)
Net increase (decrease) in net assets resulting from operations	948,708,930	54,431,870
Distributions to shareholders from net investment income	(117,517,846)	(111,824,847)
Distributions to shareholders from net realized gain	(10,035,938)	(10,387,742)
Total distributions	(127,553,784)	(122,212,589)
Share transactions - net increase (decrease)	167,691,488	(352,152,340)
Total increase (decrease) in net assets	988,846,634	(419,933,059)

Net Assets
Beginning of period	5,974,869,817	6,394,802,876
End of period (including undistributed net investment income of $25,042,644 and undistributed net investment income of $31,960,233, respectively)	$ 6,963,716,451	$ 5,974,869,817

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.43	$ 14.64	$ 13.48	$ 12.95	$ 17.08
Income from Investment Operations
Net investment income (loss) C	.21	.22	.23	.30	.36
Net realized and unrealized gain (loss)	1.98	(.19)	1.17	.60	(2.96)
Total from investment operations	2.19	.03	1.40	.90	(2.60)
Distributions from net investment income	(.23)	(.22)	(.24)	(.36)	(.43)
Distributions from net realized gain	(.02)	(.02)	-	(.01)	(1.10)
Total distributions	(.26) G	(.24)	(.24)	(.37)	(1.53)
Net asset value, end of period	$ 16.36	$ 14.43	$ 14.64	$ 13.48	$ 12.95
Total Return A,B	15.31%	.11%	10.52%	7.49%	(16.56)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.01%	1.01%	.98%	1.02%	.99%
Expenses net of fee waivers, if any	1.01%	1.01%	.98%	1.02%	.99%
Expenses net of all reductions	1.00%	1.00%	.96%	1.01%	.98%
Net investment income (loss)	1.35%	1.43%	1.62%	2.61%	2.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 61,693	$ 48,154	$ 44,879	$ 25,522	$ 10,611
Portfolio turnover rate E	19%	14%	19%	15%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.26 per share is comprised of distributions from net investment income of $.232 and distributions from net realized gain of $.024 per share.

Financial Highlights - Class T

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.41	$ 14.63	$ 13.47	$ 12.94	$ 17.06
Income from Investment Operations
Net investment income (loss) C	.17	.19	.19	.27	.33
Net realized and unrealized gain (loss)	1.98	(.20)	1.17	.60	(2.96)
Total from investment operations	2.15	(.01)	1.36	.87	(2.63)
Distributions from net investment income	(.20)	(.19)	(.20)	(.33)	(.39)
Distributions from net realized gain	(.02)	(.02)	-	(.01)	(1.10)
Total distributions	(.22)	(.21)	(.20)	(.34)	(1.49)
Net asset value, end of period	$ 16.34	$ 14.41	$ 14.63	$ 13.47	$ 12.94
Total Return A,B	15.06%	(.16)%	10.24%	7.21%	(16.76)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.24%	1.23%	1.22%	1.29%	1.24%
Expenses net of fee waivers, if any	1.24%	1.23%	1.22%	1.29%	1.24%
Expenses net of all reductions	1.23%	1.22%	1.21%	1.28%	1.23%
Net investment income (loss)	1.12%	1.21%	1.38%	2.34%	2.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,505	$ 19,679	$ 17,343	$ 10,950	$ 5,475
Portfolio turnover rate E	19%	14%	19%	15%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.38	$ 14.59	$ 13.44	$ 12.91	$ 17.02
Income from Investment Operations
Net investment income (loss) C	.09	.11	.11	.21	.24
Net realized and unrealized gain (loss)	1.98	(.20)	1.17	.60	(2.96)
Total from investment operations	2.07	(.09)	1.28	.81	(2.72)
Distributions from net investment income	(.11)	(.10)	(.13)	(.27)	(.29)
Distributions from net realized gain	(.02)	(.02)	-	(.01)	(1.10)
Total distributions	(.14) G	(.12)	(.13)	(.28)	(1.39)
Net asset value, end of period	$ 16.31	$ 14.38	$ 14.59	$ 13.44	$ 12.91
Total Return A,B	14.47%	(.65)%	9.60%	6.64%	(17.26)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.76%	1.76%	1.78%	1.85%	1.79%
Expenses net of fee waivers, if any	1.76%	1.76%	1.78%	1.85%	1.79%
Expenses net of all reductions	1.75%	1.75%	1.77%	1.84%	1.79%
Net investment income (loss)	.61%	.68%	.82%	1.78%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,186	$ 4,109	$ 4,843	$ 3,493	$ 2,084
Portfolio turnover rate E	19%	14%	19%	15%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.14 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.024 per share.

Financial Highlights - Class C

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.35	$ 14.57	$ 13.42	$ 12.90	$ 17.00
Income from Investment Operations
Net investment income (loss) C	.09	.11	.12	.21	.25
Net realized and unrealized gain (loss)	1.98	(.19)	1.17	.59	(2.95)
Total from investment operations	2.07	(.08)	1.29	.80	(2.70)
Distributions from net investment income	(.12)	(.11)	(.14)	(.27)	(.30)
Distributions from net realized gain	(.02)	(.02)	-	(.01)	(1.10)
Total distributions	(.15) G	(.14) H	(.14)	(.28)	(1.40)
Net asset value, end of period	$ 16.27	$ 14.35	$ 14.57	$ 13.42	$ 12.90
Total Return A,B	14.49%	(.64)%	9.68%	6.59%	(17.18)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.75%	1.74%	1.74%	1.81%	1.76%
Expenses net of fee waivers, if any	1.75%	1.74%	1.74%	1.81%	1.76%
Expenses net of all reductions	1.74%	1.73%	1.73%	1.81%	1.76%
Net investment income (loss)	.61%	.71%	.86%	1.81%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,859	$ 17,320	$ 14,274	$ 8,935	$ 4,294
Portfolio turnover rate E	19%	14%	19%	15%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.15 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.024 per share.

H Total distributions of $.14 per share is comprised of distributions from net investment income of $.111 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 50%

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.47	$ 14.68	$ 13.51	$ 12.97	$ 17.10
Income from Investment Operations
Net investment income (loss) B	.26	.27	.26	.33	.41
Net realized and unrealized gain (loss)	1.99	(.19)	1.18	.60	(2.97)
Total from investment operations	2.25	.08	1.44	.93	(2.56)
Distributions from net investment income	(.28)	(.26)	(.27)	(.38)	(.47)
Distributions from net realized gain	(.02)	(.02)	-	(.01)	(1.10)
Total distributions	(.31) F	(.29) G	(.27)	(.39)	(1.57)
Net asset value, end of period	$ 16.41	$ 14.47	$ 14.68	$ 13.51	$ 12.97
Total Return A	15.71%	.41%	10.79%	7.78%	(16.34)%
Ratios to Average Net Assets C,E
Expenses before reductions	.69%	.70%	.71%	.77%	.71%
Expenses net of fee waivers, if any	.69%	.70%	.71%	.77%	.71%
Expenses net of all reductions	.68%	.69%	.70%	.77%	.70%
Net investment income (loss)	1.67%	1.75%	1.89%	2.85%	2.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,838,743	$ 5,878,293	$ 6,308,311	$ 6,008,086	$ 6,299,082
Portfolio turnover rate D	19%	14%	19%	15%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.31 per share is comprised of distributions from net investment income of $.281 and distributions from net realized gain of $.024 per share.

G Total distributions of $.29 per share is comprised of distributions from net investment income of $.263 and distributions from net realized gain of $.024 per share.

Financial Highlights - Institutional Class

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.46	$ 14.67	$ 13.50	$ 12.97	$ 17.11
Income from Investment Operations
Net investment income (loss) B	.25	.26	.26	.34	.42
Net realized and unrealized gain (loss)	1.98	(.19)	1.19	.59	(2.98)
Total from investment operations	2.23	.07	1.45	.93	(2.56)
Distributions from net investment income	(.27)	(.26)	(.28)	(.39)	(.48)
Distributions from net realized gain	(.02)	(.02)	-	(.01)	(1.10)
Total distributions	(.30) F	(.28)	(.28)	(.40)	(1.58)
Net asset value, end of period	$ 16.39	$ 14.46	$ 14.67	$ 13.50	$ 12.97
Total Return A	15.58%	.37%	10.87%	7.80%	(16.30)%
Ratios to Average Net Assets C,E
Expenses before reductions	.75%	.74%	.71%	.69%	.67%
Expenses net of fee waivers, if any	.75%	.74%	.71%	.69%	.67%
Expenses net of all reductions	.74%	.73%	.69%	.69%	.67%
Net investment income (loss)	1.61%	1.71%	1.90%	2.93%	2.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,732	$ 7,316	$ 5,154	$ 2,429	$ 469
Portfolio turnover rate D	19%	14%	19%	15%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.30 per share is comprised of distributions from net investment income of $.272 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 60%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.7	1.5
General Electric Co.	0.7	0.5
Procter & Gamble Co.	0.7	0.7
Google, Inc. Class A	0.6	0.1
British American Tobacco PLC sponsored ADR	0.5	0.5
Chevron Corp.	0.5	0.7
The Coca-Cola Co.	0.5	0.5
Exxon Mobil Corp.	0.4	0.3
Amgen, Inc.	0.4	0.4
Merck & Co., Inc.	0.4	0.2
	6.4
Asset Allocation (% of fund's net assets)
As of September 30, 2012	As of March 31, 2012
Stock Class and Equity Futures* 56.6%	Stock Class and Equity Futures** 57.4%
Bond Class 39.5%	Bond Class 36.6%
Short-Term Class 3.9%	Short-Term Class 6.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%	** Includes investment in Fidelity Commodity Strategy Central Fund of 1.0%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Fidelity Asset Manager 60%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2012
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	10.8
Fidelity Information Technology Central Fund	7.9
Fidelity Financials Central Fund	7.2
Fidelity Health Care Central Fund	5.2
Fidelity Consumer Discretionary Central Fund	4.6
Fidelity Industrials Central Fund	4.4
Fidelity Energy Central Fund	4.3
Fidelity Consumer Staples Central Fund	4.1
Fidelity Materials Central Fund	1.7
Fidelity Emerging Markets Equity Central Fund	1.7
Fidelity Utilities Central Fund	1.6
Fidelity Commodity Strategy Central Fund	1.5
Fidelity Telecom Services Central Fund	1.2
Total Equity Central Funds	56.2
Fixed-Income Central Funds
High Yield Fixed-Income Funds	6.5
Investment Grade Fixed-Income Funds	34.7
Total Fixed-Income Central Funds	41.2
Money Market Central Funds	2.6
U.S. Treasury Obligations	0.1
Net Other Assets (Liabilities)	(0.1)
Total	100.0
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 20.2% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 60%

Investments September 30, 2012

Showing Percentage of Net Assets

Equity Central Funds - 56.2%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	836,414	$ 9,401,294
Fidelity Consumer Discretionary Central Fund (c)	192,858	29,102,286
Fidelity Consumer Staples Central Fund (c)	160,389	25,830,682
Fidelity Emerging Markets Equity Central Fund (c)	54,158	10,591,183
Fidelity Energy Central Fund (c)	218,841	27,096,865
Fidelity Financials Central Fund (c)	773,086	45,117,276
Fidelity Health Care Central Fund (c)	199,264	32,605,604
Fidelity Industrials Central Fund (c)	181,918	27,735,161
Fidelity Information Technology Central Fund (c)	260,381	49,740,670
Fidelity International Equity Central Fund (c)	1,030,109	67,575,168
Fidelity Materials Central Fund (c)	57,296	10,329,858
Fidelity Telecom Services Central Fund (c)	51,936	7,266,360
Fidelity Utilities Central Fund (c)	86,315	10,088,516
TOTAL EQUITY CENTRAL FUNDS (Cost $312,317,717)		352,480,923
Fixed-Income Central Funds - 41.2%

High Yield Fixed-Income Funds - 6.5%
Fidelity Emerging Markets Debt Central Fund (c)	293,845	3,241,106
Fidelity Floating Rate Central Fund (c)	212,650	22,224,028
Fidelity High Income Central Fund 1 (c)	152,153	15,434,418
TOTAL HIGH YIELD FIXED-INCOME FUNDS		40,899,552
Investment Grade Fixed-Income Funds - 34.7%
Fidelity Inflation-Protected Bond Index Central Fund (c)	211,537	21,688,901
Fidelity Tactical Income Central Fund (c)	1,794,859	195,890,957
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		217,579,858
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $243,745,508)		258,479,410
Money Market Central Funds - 2.6%

Fidelity Cash Central Fund, 0.17% (a) (Cost $15,857,106)	15,857,106	15,857,106
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.1% 11/23/12 to 12/20/12 (b) (Cost $709,853)	$ 710,000	$ 709,881
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $572,630,184)	627,527,320
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(590,348)
NET ASSETS - 100%	$ 626,936,972
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
172 CME E-mini S&P 500 Index Contracts	Dec. 2012	$ 12,334,120	$ (190,576)
20 NYSE E-mini MSCI Emerging Markets Index Contracts	Dec. 2012	994,000	15,662
TOTAL EQUITY INDEX CONTRACTS		$ 13,328,120	$ (174,914)

The face value of futures purchased as a percentage of net assets is 2.2%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $709,881.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 27,406
Fidelity Commodity Strategy Central Fund	7,308
Fidelity Consumer Discretionary Central Fund	303,951
Fidelity Consumer Staples Central Fund	640,503
Fidelity Emerging Markets Debt Central Fund	173,319
Fidelity Emerging Markets Equity Central Fund	234,276
Fidelity Energy Central Fund	414,227
Fidelity Financials Central Fund	650,684
Fidelity Floating Rate Central Fund	688,202
Fidelity Health Care Central Fund	305,071
Fidelity High Income Central Fund 1	998,469
Fidelity Industrials Central Fund	469,424
Fidelity Information Technology Central Fund	270,821
Fidelity International Equity Central Fund	2,001,840
Fidelity Materials Central Fund	147,226
Fidelity Tactical Income Central Fund	4,469,071
Fidelity Telecom Services Central Fund	183,616
Fidelity Utilities Central Fund	280,542
Total	$ 12,265,956
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 6,531	$ 14,926,030	$ 5,719,658	$ 9,401,294	1.3%
Fidelity Consumer Discretionary Central Fund	12,388,655	13,356,823	2,159,394	29,102,286	3.2%
Fidelity Consumer Staples Central Fund	12,250,056	13,377,245	3,903,627	25,830,682	2.9%
Fidelity Emerging Markets Debt Central Fund	1,535,265	1,679,208	314,710	3,241,106	2.8%
Fidelity Emerging Markets Equity Central Fund	6,941,612	8,300,703	6,316,306	10,591,183	4.8%
Fidelity Energy Central Fund	13,451,364	14,192,601	4,016,290	27,096,865	3.0%
Fidelity Financials Central Fund	19,467,932	24,055,531	6,697,857	45,117,276	3.2%
Fidelity Floating Rate Central Fund	7,760,657	17,348,704	3,979,154	22,224,028	1.4%
Fidelity Health Care Central Fund	14,958,235	14,922,008	4,532,106	32,605,604	3.1%
Fidelity High Income Central Fund 1	9,380,567	9,038,131	4,285,200	15,434,418	2.9%
Fidelity Industrials Central Fund	12,997,889	13,987,320	4,260,388	27,735,161	3.1%
Fidelity Inflation-Protected Bond Index Central Fund	-	22,728,261	1,538,388	21,688,901	3.3%
Fidelity Information Technology Central Fund	23,705,586	25,071,434	8,115,417	49,740,670	3.0%
Fidelity International Equity Central Fund	40,183,231	38,095,361	17,216,728	67,575,168	5.0%
Fidelity Materials Central Fund	4,622,261	5,119,501	1,494,312	10,329,858	3.3%
Fidelity Tactical Income Central Fund	103,152,770	120,603,181	35,099,086	195,890,957	3.3%
Fidelity Telecom Services Central Fund	3,387,271	3,539,976	1,024,567	7,266,360	2.9%
Fidelity Utilities Central Fund	4,626,235	5,615,521	1,112,084	10,088,516	3.1%
Total	$ 290,816,117	$ 365,957,539	$ 111,785,272	$ 610,960,333
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 352,480,923	$ 352,480,923	$ -	$ -
Fixed-Income Central Funds	258,479,410	258,479,410	-	-
Money Market Central Funds	15,857,106	15,857,106	-	-
U.S. Treasury Obligations	709,881	-	709,881	-
Total Investments in Securities:	$ 627,527,320	$ 626,817,439	$ 709,881	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 15,662	$ 15,662	$ -	$ -
Liabilities
Futures Contracts	$ (190,576)	$ (190,576)	$ -	$ -
Total Derivative Instruments:	$ (174,914)	$ (174,914)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 15,662	$ (190,576)
Total Value of Derivatives	$ 15,662	$ (190,576)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds. Percentages in the below tables are adjusted for the effect of TBA Sale Commitments.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	24.5%
AAA,AA,A	3.6%
BBB	5.2%
BB	1.9%
B	3.5%
CCC,CC,C	0.8%
D	0.0%**
Not Rated	0.4%
Equities*	54.5%
Short-Term Investments and Net Other Assets	5.6%
100.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%
** Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	79.8%
United Kingdom	4.3%
Japan	1.8%
Switzerland	1.3%
France	1.2%
Canada	1.1%
Cayman Islands	1.0%
Others (Individually Less Than 1%)	9.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 60%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $709,853)	$ 709,881
Fidelity Central Funds (cost $571,920,331)	626,817,439
Total Investments (cost $572,630,184)		$ 627,527,320
Receivable for investments sold		265,908
Receivable for fund shares sold		736,986
Distributions receivable from Fidelity Central Funds		2,776
Receivable from investment adviser for expense reductions		1,040
Other receivables		9,349
Total assets		628,543,379

Liabilities
Payable for investments purchased	$ 465,422
Payable for fund shares redeemed	649,066
Accrued management fee	287,842
Distribution and service plan fees payable	22,474
Payable for daily variation margin on futures contracts	66,240
Other affiliated payables	93,918
Other payables and accrued expenses	21,445
Total liabilities		1,606,407

Net Assets		$ 626,936,972
Net Assets consist of:
Paid in capital		$ 569,445,969
Undistributed net investment income		5,557,226
Accumulated undistributed net realized gain (loss) on investments		(2,788,445)
Net unrealized appreciation (depreciation) on investments		54,722,222
Net Assets		$ 626,936,972

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($37,312,023 ÷ 3,670,836 shares)		$ 10.16

Maximum offering price per share (100/94.25 of $10.16)		$ 10.78
Class T: Net Asset Value and redemption price per share ($11,380,232 ÷ 1,124,861 shares)		$ 10.12

Maximum offering price per share (100/96.50 of $10.12)		$ 10.49
Class B: Net Asset Value and offering price per share ($1,744,820 ÷ 172,597 shares)A		$ 10.11

Class C: Net Asset Value and offering price per share ($10,184,661 ÷ 1,012,751 shares)A		$ 10.06

Asset Manager 60%: Net Asset Value, offering price and redemption price per share ($557,350,941 ÷ 54,599,359 shares)		$ 10.21

Institutional Class: Net Asset Value, offering price and redemption price per share ($8,964,295 ÷ 878,322 shares)		$ 10.21

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2012

Investment Income
Dividends		$ 29,212
Interest		259
Income from Fidelity Central Funds		12,265,956
Total income		12,295,427

Expenses
Management fee	$ 2,928,879
Transfer agent fees	747,507
Distribution and service plan fees	241,566
Accounting fees and expenses	250,726
Custodian fees and expenses	885
Independent trustees' compensation	1,766
Registration fees	103,292
Audit	39,618
Legal	1,960
Miscellaneous	3,143
Total expenses before reductions	4,319,342
Expense reductions	(62,584)	4,256,758
Net investment income (loss)		8,038,669
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	223,227
Fidelity Central Funds	(4,161,328)
Futures contracts	888,502
Capital gain distributions from Fidelity Central Funds	11,257
Total net realized gain (loss)		(3,038,342)
Change in net unrealized appreciation (depreciation) on: Investment securities	70,054,616
Futures contracts	328,473
Total change in net unrealized appreciation (depreciation)		70,383,089
Net gain (loss)		67,344,747
Net increase (decrease) in net assets resulting from operations		$ 75,383,416

Statement of Changes in Net Assets

	Year ended September 30, 2012	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,038,669	$ 3,823,193
Net realized gain (loss)	(3,038,342)	2,614,211
Change in net unrealized appreciation (depreciation)	70,383,089	(22,359,795)
Net increase (decrease) in net assets resulting from operations	75,383,416	(15,922,391)
Distributions to shareholders from net investment income	(4,894,293)	(1,801,117)
Distributions to shareholders from net realized gain	(1,030,578)	(4,681,894)
Total distributions	(5,924,871)	(6,483,011)
Share transactions - net increase (decrease)	255,553,879	192,473,577
Total increase (decrease) in net assets	325,012,424	170,068,175

Net Assets
Beginning of period	301,924,548	131,856,373
End of period (including undistributed net investment income of $5,557,226 and undistributed net investment income of $3,353,834, respectively)	$ 626,936,972	$ 301,924,548

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.76	$ 9.19	$ 8.41	$ 7.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.12	.13	.13	.15	.17
Net realized and unrealized gain (loss)	1.38	(.20)	.76	.41	(2.18)
Total from investment operations	1.50	(.07)	.89	.56	(2.01)
Distributions from net investment income	(.08)	(.09)	(.09)	(.10)	(.04)
Distributions from net realized gain	(.02)	(.26)	(.02)	-	-
Total distributions	(.10)	(.36) J	(.11)	(.10)	(.04)
Net asset value, end of period	$ 10.16	$ 8.76	$ 9.19	$ 8.41	$ 7.95
Total Return B,C,D	17.27%	(1.05)%	10.62%	7.48%	(20.16)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.09%	1.12%	1.22%	1.54%	2.18% A
Expenses net of fee waivers, if any	1.09%	1.10%	1.10%	1.10%	1.16% A
Expenses net of all reductions	1.08%	1.09%	1.08%	1.09%	1.16% A
Net investment income (loss)	1.26%	1.39%	1.44%	2.15%	1.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,312	$ 30,707	$ 20,690	$ 6,044	$ 3,135
Portfolio turnover rate G	25%	14%	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.36 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.262 per share.

Financial Highlights - Class T

Years ended September 30,	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.72	$ 9.15	$ 8.38	$ 7.93	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.11	.10	.13	.15
Net realized and unrealized gain (loss)	1.38	(.21)	.76	.42	(2.19)
Total from investment operations	1.48	(.10)	.86	.55	(2.04)
Distributions from net investment income	(.06)	(.07)	(.07)	(.10)	(.03)
Distributions from net realized gain	(.02)	(.26)	(.02)	-	-
Total distributions	(.08)	(.33)	(.09)	(.10)	(.03)
Net asset value, end of period	$ 10.12	$ 8.72	$ 9.15	$ 8.38	$ 7.93
Total Return B,C,D	17.12%	(1.34)%	10.32%	7.24%	(20.42)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.34%	1.37%	1.45%	1.77%	2.34% A
Expenses net of fee waivers, if any	1.34%	1.35%	1.35%	1.35%	1.42% A
Expenses net of all reductions	1.33%	1.34%	1.33%	1.34%	1.42% A
Net investment income (loss)	1.01%	1.14%	1.19%	1.90%	1.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,380	$ 8,045	$ 6,035	$ 3,537	$ 1,228
Portfolio turnover rate G	25%	14%	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.69	$ 9.12	$ 8.37	$ 7.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.06	.06	.10	.11
Net realized and unrealized gain (loss)	1.39	(.21)	.75	.42	(2.19)
Total from investment operations	1.44	(.15)	.81	.52	(2.08)
Distributions from net investment income	-	(.02)	(.04)	(.05)	(.02)
Distributions from net realized gain	(.02)	(.26)	(.02)	-	-
Total distributions	(.02)	(.28)	(.06)	(.05)	(.02)
Net asset value, end of period	$ 10.11	$ 8.69	$ 9.12	$ 8.37	$ 7.90
Total Return B,C,D	16.53%	(1.82)%	9.68%	6.78%	(20.81)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.92%	1.95%	2.05%	2.31%	2.85% A
Expenses net of fee waivers, if any	1.85%	1.85%	1.85%	1.85%	1.92% A
Expenses net of all reductions	1.84%	1.84%	1.83%	1.84%	1.92% A
Net investment income (loss)	.50%	.64%	.69%	1.40%	1.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,745	$ 1,833	$ 1,987	$ 1,529	$ 1,074
Portfolio turnover rate G	25%	14%	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class C

Years ended September 30,	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.67	$ 9.10	$ 8.37	$ 7.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.06	.06	.10	.11
Net realized and unrealized gain (loss)	1.38	(.20)	.74	.42	(2.19)
Total from investment operations	1.43	(.14)	.80	.52	(2.08)
Distributions from net investment income	(.02)	(.03)	(.05)	(.05)	(.02)
Distributions from net realized gain	(.02)	(.26)	(.02)	-	-
Total distributions	(.04)	(.29)	(.07)	(.05)	(.02)
Net asset value, end of period	$ 10.06	$ 8.67	$ 9.10	$ 8.37	$ 7.90
Total Return B,C,D	16.55%	(1.79)%	9.62%	6.83%	(20.81)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.88%	1.90%	1.97%	2.29%	2.80% A
Expenses net of fee waivers, if any	1.85%	1.85%	1.85%	1.85%	1.91% A
Expenses net of all reductions	1.84%	1.83%	1.83%	1.84%	1.91% A
Net investment income (loss)	.50%	.64%	.69%	1.40%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,185	$ 6,928	$ 4,256	$ 2,057	$ 1,643
Portfolio turnover rate G	25%	14%	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 60%

Years ended September 30,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.80	$ 9.22	$ 8.43	$ 7.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.16	.15	.17	.19
Net realized and unrealized gain (loss)	1.39	(.21)	.76	.42	(2.18)
Total from investment operations	1.54	(.05)	.91	.59	(1.99)
Distributions from net investment income	(.11)	(.11)	(.10)	(.12)	(.05)
Distributions from net realized gain	(.02)	(.26)	(.02)	-	-
Total distributions	(.13)	(.37)	(.12)	(.12)	(.05)
Net asset value, end of period	$ 10.21	$ 8.80	$ 9.22	$ 8.43	$ 7.96
Total Return B,C	17.73%	(.79)%	10.88%	7.81%	(20.03)%
Ratios to Average Net Assets E,H
Expenses before reductions	.77%	.82%	.92%	1.22%	1.87% A
Expenses net of fee waivers, if any	.77%	.82%	.85%	.85%	.89% A
Expenses net of all reductions	.76%	.80%	.83%	.84%	.89% A
Net investment income (loss)	1.59%	1.67%	1.69%	2.40%	2.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 557,351	$ 246,943	$ 95,660	$ 51,464	$ 22,212
Portfolio turnover rate F	25%	14%	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

Years ended September 30,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.79	$ 9.22	$ 8.43	$ 7.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.16	.15	.17	.20
Net realized and unrealized gain (loss)	1.39	(.22)	.76	.42	(2.19)
Total from investment operations	1.54	(.06)	.91	.59	(1.99)
Distributions from net investment income	(.10)	(.11)	(.10)	(.12)	(.05)
Distributions from net realized gain	(.02)	(.26)	(.02)	-	-
Total distributions	(.12)	(.37)	(.12)	(.12)	(.05)
Net asset value, end of period	$ 10.21	$ 8.79	$ 9.22	$ 8.43	$ 7.96
Total Return B,C	17.73%	(.87)%	10.88%	7.81%	(20.03)%
Ratios to Average Net Assets E,H
Expenses before reductions	.84%	.85%	.95%	1.21%	1.86% A
Expenses net of fee waivers, if any	.84%	.85%	.85%	.85%	.94% A
Expenses net of all reductions	.83%	.84%	.83%	.84%	.93% A
Net investment income (loss)	1.51%	1.64%	1.69%	2.40%	2.22% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,964	$ 7,470	$ 3,228	$ 844	$ 792
Portfolio turnover rate F	25%	14%	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 70%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.1	1.8
General Electric Co.	0.9	0.6
Procter & Gamble Co.	0.8	0.8
Google, Inc. Class A	0.8	0.1
British American Tobacco PLC sponsored ADR	0.6	0.6
Chevron Corp.	0.6	0.8
The Coca-Cola Co.	0.6	0.6
Exxon Mobil Corp.	0.5	0.4
Amgen, Inc.	0.5	0.4
Merck & Co., Inc.	0.5	0.2
	7.9
Asset Allocation (% of fund's net assets)
As of September 30, 2012	As of March 31, 2012
Stock Class and Equity Futures* 66.1%	Stock Class and Equity Futures** 67.2%
Bond Class 30.0%	Bond Class 27.0%
Short-Term Class 3.9%	Short-Term Class 5.8%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%	** Includes investment in Fidelity Commodity Strategy Central Fund of 1.0%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Fidelity Asset Manager 70%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2012
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	12.2
Fidelity Information Technology Central Fund	9.5
Fidelity Financials Central Fund	8.3
Fidelity Health Care Central Fund	6.2
Fidelity Consumer Discretionary Central Fund	5.4
Fidelity Industrials Central Fund	5.4
Fidelity Energy Central Fund	5.1
Fidelity Consumer Staples Central Fund	5.0
Fidelity Emerging Markets Equity Central Fund	2.2
Fidelity Materials Central Fund	2.0
Fidelity Utilities Central Fund	1.9
Fidelity Commodity Strategy Central Fund	1.5
Fidelity Telecom Services Central Fund	1.4
Total Equity Central Funds	66.1
Fixed-Income Central Funds
High Yield Fixed-Income Funds	6.5
Investment Grade Fixed-Income Funds	24.7
Total Fixed-Income Central Funds	31.2
Common Stocks	0.0*
Money Market Central Funds	2.6
U.S. Treasury Obligations	0.1
Net Other Assets (Liabilities)	0.0*
Total	100.0
* Amount represents less than 0.1%
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 22.6% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 70%

Investments September 30, 2012

Showing Percentage of Net Assets

Equity Central Funds - 66.1%
	Shares	Value
Fidelity Commodity Strategy Central Fund (d)	3,987,895	$ 44,823,940
Fidelity Consumer Discretionary Central Fund (d)	1,085,128	163,745,803
Fidelity Consumer Staples Central Fund (d)	924,163	148,836,500
Fidelity Emerging Markets Equity Central Fund (d)	331,873	64,901,046
Fidelity Energy Central Fund (d)	1,242,373	153,830,577
Fidelity Financials Central Fund (d)	4,247,761	247,899,320
Fidelity Health Care Central Fund (d)	1,137,603	186,145,992
Fidelity Industrials Central Fund (d)	1,059,378	161,512,794
Fidelity Information Technology Central Fund (d)	1,488,660	284,378,680
Fidelity International Equity Central Fund (d)	5,576,820	365,839,378
Fidelity Materials Central Fund (d)	329,675	59,437,024
Fidelity Telecom Services Central Fund (d)	301,142	42,132,776
Fidelity Utilities Central Fund (d)	491,346	57,428,489
TOTAL EQUITY CENTRAL FUNDS (Cost $1,806,156,540)		1,980,912,319
Fixed-Income Central Funds - 31.2%

High Yield Fixed-Income Funds - 6.5%
Fidelity Emerging Markets Debt Central Fund (d)	1,432,208	15,797,256
Fidelity Floating Rate Central Fund (d)	1,019,468	106,544,626
Fidelity High Income Central Fund 1 (d)	720,906	73,128,662
TOTAL HIGH YIELD FIXED-INCOME FUNDS		195,470,544
Investment Grade Fixed-Income Funds - 24.7%
Fidelity Inflation-Protected Bond Index Central Fund (d)	1,009,207	103,473,982
Fidelity Tactical Income Central Fund (d)	5,843,780	637,790,096
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		741,264,078
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $878,651,703)		936,734,622
Common Stocks - 0.0%

United States of America - 0.0%
Comverse Technology, Inc. (a) (Cost $4,583)	705	4,336
Money Market Central Funds - 2.6%

Fidelity Cash Central Fund, 0.17% (b)	78,362,958	78,362,958
Fidelity Money Market Central Fund, 0.36% (b)	4	4
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $78,362,962)		78,362,962
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.1% 11/23/12 to 12/20/12 (c) (Cost $3,429,313)	$ 3,430,000	$ 3,429,455
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,766,605,101)	2,999,443,694
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,158,737)
NET ASSETS - 100%	$ 2,998,284,957
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
830 CME E-mini S&P 500 Index Contracts	Dec. 2012	$ 59,519,300	$ (919,641)
117 NYSE E-mini MSCI Emerging Markets Index Contracts	Dec. 2012	5,814,900	91,624
TOTAL EQUITY INDEX CONTRACTS		$ 65,334,200	$ (828,017)
The face value of futures purchased as a percentage of net assets is 2.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,429,455.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 148,831
Fidelity Commodity Strategy Central Fund	40,702
Fidelity Consumer Discretionary Central Fund	1,921,379
Fidelity Consumer Staples Central Fund	3,965,681
Fidelity Emerging Markets Debt Central Fund	1,014,506
Fidelity Emerging Markets Equity Central Fund	1,480,158
Fidelity Energy Central Fund	2,553,336
Fidelity Financials Central Fund	3,791,737
Fidelity Floating Rate Central Fund	3,628,335
Fidelity Health Care Central Fund	1,861,033
Fidelity High Income Central Fund 1	5,373,555
Fidelity Industrials Central Fund	2,897,117
Fidelity Information Technology Central Fund	1,638,968
Fidelity International Equity Central Fund	11,994,431
Fidelity Materials Central Fund	933,685
Fidelity Tactical Income Central Fund	16,317,278
Fidelity Telecom Services Central Fund	1,202,023
Fidelity Utilities Central Fund	1,746,104
Total	$ 62,508,859
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 61,425	$ 71,950,596	$ 27,760,118	$ 44,823,940	6.0%
Fidelity Consumer Discretionary Central Fund	117,902,173	22,093,004	15,185,325	163,745,803	17.9%
Fidelity Consumer Staples Central Fund	115,794,020	21,181,096	15,366,861	148,836,500	16.9%
Fidelity Emerging Markets Debt Central Fund	13,469,679	2,900,352	2,608,027	15,797,256	13.8%
Fidelity Emerging Markets Equity Central Fund	58,414,160	21,788,938	26,911,949	64,901,046	29.3%
Fidelity Energy Central Fund	119,247,745	22,987,953	15,977,604	153,830,577	17.0%
Fidelity Financials Central Fund	175,751,943	38,789,517	22,888,392	247,899,320	17.7%
Fidelity Floating Rate Central Fund	58,022,827	61,005,391	18,522,029	106,544,626	6.7%
Fidelity Health Care Central Fund	132,805,973	25,738,467	18,735,276	186,145,992	17.8%
Fidelity High Income Central Fund 1	72,185,740	15,206,314	21,855,939	73,128,662	13.6%
Fidelity Industrials Central Fund	118,426,577	21,505,958	14,741,244	161,512,794	18.3%
Fidelity Inflation-Protected Bond Index Central Fund	-	104,179,718	3,185,873	103,473,982	15.9%
Fidelity Information Technology Central Fund	193,616,497	60,370,274	31,559,955	284,378,680	17.4%
Fidelity International Equity Central Fund	357,200,552	63,254,764	101,909,170	365,839,378	27.1%
Fidelity Materials Central Fund	41,111,134	9,253,709	5,630,656	59,437,024	18.9%
Fidelity Tactical Income Central Fund	559,827,477	177,930,797	124,060,496	637,790,096	10.7%
Fidelity Telecom Services Central Fund	33,734,709	5,739,226	6,225,898	42,132,776	16.6%
Fidelity Utilities Central Fund	47,102,493	8,360,478	4,287,145	57,428,489	17.9%
Total	$ 2,214,675,124	$ 754,236,552	$ 477,411,957	$ 2,917,646,941
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Information Technology	$ 4,336	$ 4,336	$ -	$ -
Equity Central Funds	1,980,912,319	1,980,912,319	-	-
Fixed-Income Central Funds	936,734,622	936,734,622	-	-
Money Market Central Funds	78,362,962	78,362,962	-	-
U.S. Treasury Obligations	3,429,455	-	3,429,455	-
Total Investments in Securities:	$ 2,999,443,694	$ 2,996,014,239	$ 3,429,455	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 91,624	$ 91,624	$ -	$ -
Liabilities
Futures Contracts	$ (919,641)	$ (919,641)	$ -	$ -
Total Derivative Instruments:	$ (828,017)	$ (828,017)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 91,624	$ (919,641)
Total Value of Derivatives	$ 91,624	$ (919,641)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds. Percentages in the below tables are adjusted for the effect of TBA Sale Commitments.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	17.7%
AAA,AA,A	2.5%
BBB	3.6%
BB	1.7%
B	3.5%
CCC,CC,C	0.8%
D	0.0%**
Not Rated	0.4%
Equities*	63.9%
Short-Term Investments and Net Other Assets	5.9%
100.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%
** Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	77.4%
United Kingdom	4.7%
Japan	2.0%
Switzerland	1.5%
France	1.3%
Canada	1.2%
Germany	1.0%
Others (Individually Less Than 1%)	10.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 70%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,433,896)	$ 3,433,791
Fidelity Central Funds (cost $2,763,171,205)	2,996,009,903
Total Investments (cost $2,766,605,101)		$ 2,999,443,694
Cash		25
Receivable for investments sold		1,756,544
Receivable for fund shares sold		1,571,238
Distributions receivable from Fidelity Central Funds		13,842
Other receivables		118,578
Total assets		3,002,903,921

Liabilities
Payable for fund shares redeemed	2,238,319
Accrued management fee	1,393,327
Transfer agent fee payable	394,393
Distribution and service plan fees payable	82,085
Payable for daily variation margin on futures contracts	326,715
Other affiliated payables	95,584
Other payables and accrued expenses	88,541
Total liabilities		4,618,964

Net Assets		$ 2,998,284,957
Net Assets consist of:
Paid in capital		$ 2,929,125,856
Undistributed net investment income		31,703,525
Accumulated undistributed net realized gain (loss) on investments		(194,555,000)
Net unrealized appreciation (depreciation) on investments		232,010,576
Net Assets		$ 2,998,284,957

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($120,425,036 ÷ 6,950,538 shares)		$ 17.33

Maximum offering price per share (100/94.25 of $17.33)		$ 18.39
Class T: Net Asset Value and redemption price per share ($43,064,439 ÷ 2,488,878 shares)		$ 17.30

Maximum offering price per share (100/96.50 of $17.30)		$ 17.93
Class B: Net Asset Value and offering price per share ($8,013,729 ÷ 463,193 shares)A		$ 17.30

Class C: Net Asset Value and offering price per share ($38,244,972 ÷ 2,220,175 shares)A		$ 17.23

Asset Manager 70%: Net Asset Value, offering price and redemption price per share ($2,758,118,835 ÷ 158,726,961 shares)		$ 17.38

Institutional Class: Net Asset Value, offering price and redemption price per share ($30,417,946 ÷ 1,749,905 shares)		$ 17.38

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2012

Investment Income
Dividends		$ 210,031
Interest		1,677
Income from Fidelity Central Funds		62,508,859
Total income		62,720,567

Expenses
Management fee	$ 15,610,838
Transfer agent fees	4,659,537
Distribution and service plan fees	955,840
Accounting fees and expenses	1,057,046
Custodian fees and expenses	1,309
Independent trustees' compensation	10,126
Appreciation in deferred trustee compensation account	106
Registration fees	107,991
Audit	35,882
Legal	21,617
Miscellaneous	25,915
Total expenses before reductions	22,486,207
Expense reductions	(370,348)	22,115,859
Net investment income (loss)		40,604,708
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,871,472
Fidelity Central Funds	(26,400,469)
Futures contracts	6,866,852
Capital gain distributions from Fidelity Central Funds	71,909
Total net realized gain (loss)		(15,590,236)
Change in net unrealized appreciation (depreciation) on: Investment securities	451,890,815
Futures contracts	4,369,286
Total change in net unrealized appreciation (depreciation)		456,260,101
Net gain (loss)		440,669,865
Net increase (decrease) in net assets resulting from operations		$ 481,274,573

Statement of Changes in Net Assets

	Year ended September 30, 2012	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 40,604,708	$ 38,326,989
Net realized gain (loss)	(15,590,236)	99,613,111
Change in net unrealized appreciation (depreciation)	456,260,101	(166,113,233)
Net increase (decrease) in net assets resulting from operations	481,274,573	(28,173,133)
Distributions to shareholders from net investment income	(38,394,729)	(36,469,147)
Distributions to shareholders from net realized gain	(4,004,992)	(4,972,014)
Total distributions	(42,399,721)	(41,441,161)
Share transactions - net increase (decrease)	239,918,849	(200,697,883)
Total increase (decrease) in net assets	678,793,701	(270,312,177)

Net Assets
Beginning of period	2,319,491,256	2,589,803,433
End of period (including undistributed net investment income of $31,703,525 and undistributed net investment income of $29,546,463, respectively)	$ 2,998,284,957	$ 2,319,491,256

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.72	$ 15.24	$ 13.94	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.19	.19	.17	.22	- K
Net realized and unrealized gain (loss)	2.64	(.50)	1.33	.40	(.52)
Total from investment operations	2.83	(.31)	1.50	.62	(.52)
Distributions from net investment income	(.19)	(.18)	(.19)	(.30)	-
Distributions from net realized gain	(.03)	(.03)	(.01)	-	-
Total distributions	(.22)	(.21)	(.20)	(.30)	-
Net asset value, end of period	$ 17.33	$ 14.72	$ 15.24	$ 13.94	$ 13.62
Total Return B,C,D	19.44%	(2.14)%	10.87%	5.28%	(3.68)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.08%	1.09%	1.12%	1.19%	1.31% A
Expenses net of fee waivers, if any	1.08%	1.09%	1.12%	1.19%	1.25% A
Expenses net of all reductions	1.07%	1.07%	1.10%	1.18%	1.24% A
Net investment income (loss)	1.17%	1.17%	1.15%	1.88%	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 120,425	$ 107,670	$ 111,293	$ 88,969	$ 89,034
Portfolio turnover rate G	20%	16%	21%	13%	14% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Amount represents less than $.01 per share.

Financial Highlights - Class T

Years ended September 30,	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.70	$ 15.21	$ 13.91	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.15	.15	.13	.19	- K
Net realized and unrealized gain (loss)	2.62	(.49)	1.33	.39	(.52)
Total from investment operations	2.77	(.34)	1.46	.58	(.52)
Distributions from net investment income	(.15)	(.14)	(.16)	(.29)	-
Distributions from net realized gain	(.03)	(.03)	(.01)	-	-
Total distributions	(.17) M	(.17)	(.16) L	(.29)	-
Net asset value, end of period	$ 17.30	$ 14.70	$ 15.21	$ 13.91	$ 13.62
Total Return B,C,D	19.03%	(2.36)%	10.61%	4.98%	(3.68)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.35%	1.35%	1.38%	1.44%	1.56% A
Expenses net of fee waivers, if any	1.35%	1.35%	1.38%	1.44%	1.50% A
Expenses net of all reductions	1.33%	1.34%	1.36%	1.43%	1.49% A
Net investment income (loss)	.91%	.91%	.89%	1.63%	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,064	$ 40,033	$ 45,394	$ 46,624	$ 52,478
Portfolio turnover rate G	20%	16%	21%	13%	14% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Amount represents less than $.01 per share.

L Total distributions of $.16 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.009 per share.

M Total distributions of $.17 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.66	$ 15.15	$ 13.86	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.06	.06	.05	.13	- K
Net realized and unrealized gain (loss)	2.63	(.50)	1.33	.39	(.52)
Total from investment operations	2.69	(.44)	1.38	.52	(.52)
Distributions from net investment income	(.03)	(.02)	(.08)	(.28)	-
Distributions from net realized gain	(.03)	(.03)	(.01)	-	-
Total distributions	(.05) L	(.05)	(.09)	(.28)	-
Net asset value, end of period	$ 17.30	$ 14.66	$ 15.15	$ 13.86	$ 13.62
Total Return B,C,D	18.42%	(2.92)%	10.00%	4.45%	(3.68)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.90%	1.90%	1.92%	1.95%	2.06% A
Expenses net of fee waivers, if any	1.90%	1.90%	1.92%	1.95%	2.00% A
Expenses net of all reductions	1.89%	1.89%	1.90%	1.94%	1.99% A
Net investment income (loss)	.35%	.36%	.35%	1.13%	.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,014	$ 9,605	$ 14,696	$ 18,407	$ 23,526
Portfolio turnover rate G	20%	16%	21%	13%	14% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Amount represents less than $.01 per share.

L Total distributions of $.05 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.025 per share.

Financial Highlights - Class C

Years ended September 30,	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.63	$ 15.13	$ 13.86	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.07	.07	.06	.13	- K
Net realized and unrealized gain (loss)	2.62	(.49)	1.33	.39	(.52)
Total from investment operations	2.69	(.42)	1.39	.52	(.52)
Distributions from net investment income	(.07)	(.05)	(.11)	(.28)	-
Distributions from net realized gain	(.03)	(.03)	(.01)	-	-
Total distributions	(.09) L	(.08)	(.12)	(.28)	-
Net asset value, end of period	$ 17.23	$ 14.63	$ 15.13	$ 13.86	$ 13.62
Total Return B,C,D	18.49%	(2.81)%	10.09%	4.46%	(3.68)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.83%	1.83%	1.84%	1.92%	2.07% A
Expenses net of fee waivers, if any	1.83%	1.83%	1.84%	1.92%	2.00% A
Expenses net of all reductions	1.81%	1.81%	1.82%	1.91%	1.99% A
Net investment income (loss)	.43%	.43%	.43%	1.15%	.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,245	$ 32,160	$ 34,847	$ 34,633	$ 37,762
Portfolio turnover rate G	20%	16%	21%	13%	14% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Amount represents less than $.01 per share.

L Total distributions of $.09 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 70%

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.77	$ 15.28	$ 13.97	$ 13.62	$ 17.78
Income from Investment Operations
Net investment income (loss) B	.24	.24	.21	.25	.33
Net realized and unrealized gain (loss)	2.64	(.49)	1.34	.41	(4.06)
Total from investment operations	2.88	(.25)	1.55	.66	(3.73)
Distributions from net investment income	(.25)	(.23)	(.23)	(.31)	(.41)
Distributions from net realized gain	(.03)	(.03)	(.01)	-	(.02)
Total distributions	(.27) G	(.26)	(.24)	(.31)	(.43)
Net asset value, end of period	$ 17.38	$ 14.77	$ 15.28	$ 13.97	$ 13.62
Total Return A	19.79%	(1.79)%	11.21%	5.59%	(21.46)%
Ratios to Average Net Assets C,E
Expenses before reductions	.76%	.78%	.80%	.88%	.79%
Expenses net of fee waivers, if any	.76%	.78%	.80%	.88%	.79%
Expenses net of all reductions	.75%	.76%	.78%	.86%	.78%
Net investment income (loss)	1.49%	1.48%	1.47%	2.20%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,758,119	$ 2,103,346	$ 2,357,618	$ 2,214,929	$ 2,269,425
Portfolio turnover rate D	20%	16%	21%	13%	14% F

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate does not include the assets acquired in the merger.

G Total distributions of $.27 per share is comprised of distributions from net investment income of $.247 and distributions from net realized gain of $.025 per share.

Financial Highlights - Institutional Class

Years ended September 30,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.78	$ 15.29	$ 13.97	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) D	.24	.24	.21	.25	- J
Net realized and unrealized gain (loss)	2.63	(.50)	1.33	.41	(.52)
Total from investment operations	2.87	(.26)	1.54	.66	(.52)
Distributions from net investment income	(.24)	(.22)	(.21)	(.31)	-
Distributions from net realized gain	(.03)	(.03)	(.01)	-	-
Total distributions	(.27)	(.25)	(.22)	(.31)	-
Net asset value, end of period	$ 17.38	$ 14.78	$ 15.29	$ 13.97	$ 13.62
Total Return B,C	19.68%	(1.82)%	11.17%	5.58%	(3.68)%
Ratios to Average Net Assets E,H
Expenses before reductions	.80%	.81%	.84%	.90%	1.06% A
Expenses net of fee waivers, if any	.80%	.81%	.84%	.90%	1.00% A
Expenses net of all reductions	.79%	.80%	.82%	.89%	.99% A
Net investment income (loss)	1.45%	1.45%	1.43%	2.17%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,418	$ 26,678	$ 25,956	$ 30,076	$ 25,717
Portfolio turnover rate F	20%	16%	21%	13%	14% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 85%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.4	2.1
General Electric Co.	1.1	0.7
Procter & Gamble Co.	1.0	1.0
Google, Inc. Class A	0.9	0.2
British American Tobacco PLC sponsored ADR	0.7	0.7
Chevron Corp.	0.7	1.0
The Coca-Cola Co.	0.7	0.7
Exxon Mobil Corp.	0.7	0.5
Amgen, Inc.	0.6	0.5
Merck & Co., Inc.	0.6	0.3
	9.4
Asset Allocation (% of fund's net assets)
As of September 30, 2012	As of March 31, 2012
Stock Class and Equity Futures* 80.1%	Stock Class and Equity Futures** 81.6%
Bond Class 16.6%	Bond Class 14.2%
Short-Term Class 3.3%	Short-Term Class 4.2%
* Includes investment in Fidelity Commodity Strategy Central Fund of 2.0%	**Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Fidelity Asset Manager 85%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2012
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	15.9
Fidelity Information Technology Central Fund	11.2
Fidelity Financials Central Fund	9.9
Fidelity Health Care Central Fund	7.2
Fidelity Consumer Discretionary Central Fund	6.6
Fidelity Industrials Central Fund	6.5
Fidelity Energy Central Fund	6.4
Fidelity Consumer Staples Central Fund	6.2
Fidelity Emerging Markets Equity Central Fund	2.6
Fidelity Materials Central Fund	2.4
Fidelity Utilities Central Fund	2.3
Fidelity Commodity Strategy Central Fund	2.0
Fidelity Telecom Services Central Fund	1.8
Total Equity Central Funds	81.0
Fixed-Income Central Funds
High Yield Fixed-Income Funds	3.9
Investment Grade Fixed-Income Funds	13.3
Total Fixed-Income Central Funds	17.2
Money Market Central Funds	1.7
U.S. Treasury Obligations	0.1
Net Other Assets (Liabilities)	0.0*
Total	100.0
* Amount represents less than 0.1%
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 27.4% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 85%

Investments September 30, 2012

Showing Percentage of Net Assets

Equity Central Funds - 81.0%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	1,438,179	$ 16,165,131
Fidelity Consumer Discretionary Central Fund (c)	357,780	53,988,981
Fidelity Consumer Staples Central Fund (c)	311,801	50,215,622
Fidelity Emerging Markets Equity Central Fund (c)	106,685	20,863,310
Fidelity Energy Central Fund (c)	419,678	51,964,564
Fidelity Financials Central Fund (c)	1,374,710	80,228,075
Fidelity Health Care Central Fund (c)	360,359	58,965,470
Fidelity Industrials Central Fund (c)	348,006	53,056,934
Fidelity Information Technology Central Fund (c)	478,515	91,410,771
Fidelity International Equity Central Fund (c)	1,968,059	129,104,649
Fidelity Materials Central Fund (c)	110,278	19,882,058
Fidelity Telecom Services Central Fund (c)	105,916	14,818,664
Fidelity Utilities Central Fund (c)	161,208	18,841,950
TOTAL EQUITY CENTRAL FUNDS (Cost $595,584,083)		659,506,179
Fixed-Income Central Funds - 17.2%

High Yield Fixed-Income Funds - 3.9%
Fidelity Emerging Markets Debt Central Fund (c)	378,280	4,172,428
Fidelity Floating Rate Central Fund (c)	79,538	8,312,541
Fidelity High Income Central Fund 1 (c)	193,301	19,608,493
TOTAL HIGH YIELD FIXED-INCOME FUNDS		32,093,462
Investment Grade Fixed-Income Funds - 13.3%
Fidelity Inflation-Protected Bond Index Central Fund (c)	161,597	16,568,573
Fidelity Tactical Income Central Fund (c)	838,498	91,513,713
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		108,082,286
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $134,277,294)		140,175,748
Money Market Central Funds - 1.7%

Fidelity Cash Central Fund, 0.17% (a) (Cost $14,086,171)	14,086,171	14,086,171
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.1% 11/23/12 to 12/20/12 (b) (Cost $799,836)	$ 800,000	$ 799,868
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $744,747,384)	814,567,966
NET OTHER ASSETS (LIABILITIES) - 0.0%	(245,782)
NET ASSETS - 100%	$ 814,322,184
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
169 CME E-mini S&P 500 Index Contracts	Dec. 2012	$ 12,118,990	$ (187,252)
31 NYSE E-mini MSCI Emerging Markets Index Contracts	Dec. 2012	1,540,700	24,276
TOTAL EQUITY INDEX CONTRACTS		$ 13,659,690	$ (162,976)

The face value of futures purchased as a percentage of net assets is 1.7%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $799,868.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,860
Fidelity Commodity Strategy Central Fund	14,609
Fidelity Consumer Discretionary Central Fund	629,361
Fidelity Consumer Staples Central Fund	1,339,496
Fidelity Emerging Markets Debt Central Fund	265,848
Fidelity Emerging Markets Equity Central Fund	481,133
Fidelity Energy Central Fund	872,934
Fidelity Financials Central Fund	1,242,042
Fidelity Floating Rate Central Fund	169,769
Fidelity Health Care Central Fund	611,001
Fidelity High Income Central Fund 1	1,551,757
Fidelity Industrials Central Fund	962,499
Fidelity Information Technology Central Fund	534,673
Fidelity International Equity Central Fund	4,009,427
Fidelity Materials Central Fund	317,799
Fidelity Tactical Income Central Fund	2,237,612
Fidelity Telecom Services Central Fund	412,926
Fidelity Utilities Central Fund	583,814
Total	$ 16,256,560
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 16,227	$ 27,266,654	$ 11,311,504	$ 16,165,131	2.2%
Fidelity Consumer Discretionary Central Fund	40,100,328	6,904,475	5,855,206	53,988,981	5.9%
Fidelity Consumer Staples Central Fund	40,227,870	5,080,224	4,323,454	50,215,622	5.7%
Fidelity Emerging Markets Debt Central Fund	3,867,650	644,388	887,528	4,172,428	3.7%
Fidelity Emerging Markets Equity Central Fund	20,477,562	6,192,478	9,768,399	20,863,310	9.4%
Fidelity Energy Central Fund	41,757,839	5,200,825	4,629,484	51,964,564	5.7%
Fidelity Financials Central Fund	58,864,000	11,968,806	8,775,373	80,228,075	5.7%
Fidelity Floating Rate Central Fund	-	8,807,593	667,121	8,312,541	0.5%
Fidelity Health Care Central Fund	46,341,357	5,288,987	7,963,421	58,965,470	5.6%
Fidelity High Income Central Fund 1	26,259,753	7,969,683	16,946,548	19,608,493	3.6%
Fidelity Industrials Central Fund	41,243,117	6,342,659	6,743,614	53,056,934	6.0%
Fidelity Inflation-Protected Bond Index Central Fund	-	21,117,758	4,992,581	16,568,573	2.5%
Fidelity Information Technology Central Fund	65,291,631	18,354,419	11,978,894	91,410,771	5.6%
Fidelity International Equity Central Fund	118,826,709	16,423,685	21,744,711	129,104,649	9.6%
Fidelity Materials Central Fund	14,361,060	2,126,839	1,639,486	19,882,058	6.3%
Fidelity Tactical Income Central Fund	70,318,328	38,026,997	20,260,650	91,513,713	1.5%
Fidelity Telecom Services Central Fund	11,493,794	1,435,103	1,163,449	14,818,664	5.8%
Fidelity Utilities Central Fund	16,260,461	2,129,934	1,649,280	18,841,950	5.9%
Total	$ 615,707,686	$ 191,281,507	$ 141,300,703	$ 799,681,927
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 659,506,179	$ 659,506,179	$ -	$ -
Fixed-Income Central Funds	140,175,748	140,175,748	-	-
Money Market Central Funds	14,086,171	14,086,171	-	-
U.S. Treasury Obligations	799,868	-	799,868	-
Total Investments in Securities:	$ 814,567,966	$ 813,768,098	$ 799,868	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 24,276	$ 24,276	$ -	$ -
Liabilities
Futures Contracts	$ (187,252)	$ (187,252)	$ -	$ -
Total Derivative Instruments:	$ (162,976)	$ (162,976)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 24,276	$ (187,252)
Total Value of Derivatives	$ 24,276	$ (187,252)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds. Percentages in the below tables are adjusted for the effect of TBA Sale Commitments.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	9.5%
AAA,AA,A	1.3%
BBB	2.1%
BB	1.1%
B	2.0%
CCC,CC,C	0.4%
D	0.0%**
Not Rated	0.2%
Equities*	78.4%
Short-Term Investments and Net Other Assets	5.0%
100.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of 2.0%
** Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	72.6%
United Kingdom	5.9%
Japan	2.6%
Switzerland	1.9%
France	1.7%
Canada	1.5%
Germany	1.2%
Australia	1.1%
Netherlands	1.0%
Others (Individually Less Than 1%)	10.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 85%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $799,836)	$ 799,868
Fidelity Central Funds (cost $743,947,548)	813,768,098
Total Investments (cost $744,747,384)		$ 814,567,966
Receivable for investments sold		350,908
Receivable for fund shares sold		559,897
Distributions receivable from Fidelity Central Funds		841
Other receivables		17,837
Total assets		815,497,449

Liabilities
Payable for investments purchased	$ 35,618
Payable for fund shares redeemed	484,016
Accrued management fee	377,528
Transfer agent fee payable	128,682
Distribution and service plan fees payable	34,979
Payable for daily variation margin on futures contracts	69,000
Other affiliated payables	23,422
Other payables and accrued expenses	22,020
Total liabilities		1,175,265

Net Assets		$ 814,322,184
Net Assets consist of:
Paid in capital		$ 777,537,415
Undistributed net investment income		7,836,025
Accumulated undistributed net realized gain (loss) on investments		(40,708,862)
Net unrealized appreciation (depreciation) on investments		69,657,606
Net Assets		$ 814,322,184

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($66,048,252 ÷ 4,707,530 shares)		$ 14.03

Maximum offering price per share (100/94.25 of $14.03)		$ 14.89
Class T: Net Asset Value and redemption price per share ($10,604,035 ÷ 758,810 shares)		$ 13.97

Maximum offering price per share (100/96.50 of $13.97)		$ 14.48
Class B: Net Asset Value and offering price per share ($2,995,770 ÷ 214,890 shares)A		$ 13.94

Class C: Net Asset Value and offering price per share ($17,242,675 ÷ 1,245,305 shares)A		$ 13.85

Asset Manager 85%: Net Asset Value, offering price and redemption price per share ($706,721,896 ÷ 49,965,278 shares)		$ 14.14

Institutional Class: Net Asset Value, offering price and redemption price per share ($10,709,556 ÷ 759,087 shares)		$ 14.11

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2012

Investment Income
Dividends		$ 35,696
Interest		589
Income from Fidelity Central Funds		16,256,560
Total income		16,292,845

Expenses
Management fee	$ 4,242,548
Transfer agent fees	1,528,410
Distribution and service plan fees	390,113
Accounting fees and expenses	266,076
Custodian fees and expenses	1,012
Independent trustees' compensation	2,668
Registration fees	105,281
Audit	37,483
Legal	4,072
Miscellaneous	7,246
Total expenses before reductions	6,584,909
Expense reductions	(120,406)	6,464,503
Net investment income (loss)		9,828,342
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	523,485
Fidelity Central Funds	(3,109,435)
Futures contracts	2,181,268
Capital gain distributions from Fidelity Central Funds	21,591
Total net realized gain (loss)		(383,091)
Change in net unrealized appreciation (depreciation) on: Investment securities	136,966,870
Futures contracts	1,511,982
Total change in net unrealized appreciation (depreciation)		138,478,852
Net gain (loss)		138,095,761
Net increase (decrease) in net assets resulting from operations		$ 147,924,103

Statement of Changes in Net Assets

	Year ended September 30, 2012	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,828,342	$ 8,999,706
Net realized gain (loss)	(383,091)	25,490,623
Change in net unrealized appreciation (depreciation)	138,478,852	(58,900,989)
Net increase (decrease) in net assets resulting from operations	147,924,103	(24,410,660)
Distributions to shareholders from net investment income	(9,091,677)	(7,811,443)
Distributions to shareholders from net realized gain	(1,127,354)	(1,629,805)
Total distributions	(10,219,031)	(9,441,248)
Share transactions - net increase (decrease)	34,530,519	10,668,944
Total increase (decrease) in net assets	172,235,591	(23,182,964)

Net Assets
Beginning of period	642,086,593	665,269,557
End of period (including undistributed net investment income of $7,836,025 and undistributed net investment income of $7,099,360, respectively)	$ 814,322,184	$ 642,086,593

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.62	$ 12.23	$ 11.18	$ 10.94	$ 14.77
Income from Investment Operations
Net investment income (loss) C	.14	.13	.11	.14	.17
Net realized and unrealized gain (loss)	2.43	(.58)	1.06	.27	(3.74)
Total from investment operations	2.57	(.45)	1.17	.41	(3.57)
Distributions from net investment income	(.14)	(.13)	(.11)	(.17)	(.23)
Distributions from net realized gain	(.02)	(.03)	(.02)	-	(.03)
Total distributions	(.16)	(.16)	(.12) G	(.17)	(.26)
Net asset value, end of period	$ 14.03	$ 11.62	$ 12.23	$ 11.18	$ 10.94
Total Return A,B	22.30%	(3.85)%	10.56%	4.30%	(24.59)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.08%	1.10%	1.10%	1.17%	1.13%
Expenses net of fee waivers, if any	1.08%	1.10%	1.10%	1.17%	1.13%
Expenses net of all reductions	1.07%	1.08%	1.08%	1.16%	1.12%
Net investment income (loss)	1.07%	1.00%	.93%	1.50%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 66,048	$ 50,854	$ 45,550	$ 22,506	$ 12,887
Portfolio turnover rate E	21%	20%	25%	7%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.12 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.015 per share.

Financial Highlights - Class T

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.58	$ 12.19	$ 11.14	$ 10.91	$ 14.74
Income from Investment Operations
Net investment income (loss) C	.10	.10	.08	.11	.13
Net realized and unrealized gain (loss)	2.41	(.58)	1.06	.27	(3.73)
Total from investment operations	2.51	(.48)	1.14	.38	(3.60)
Distributions from net investment income	(.10)	(.10)	(.08)	(.15)	(.20)
Distributions from net realized gain	(.02)	(.03)	(.02)	-	(.03)
Total distributions	(.12)	(.13)	(.09) G	(.15)	(.23)
Net asset value, end of period	$ 13.97	$ 11.58	$ 12.19	$ 11.14	$ 10.91
Total Return A,B	21.86%	(4.08)%	10.33%	3.98%	(24.76)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.36%	1.35%	1.36%	1.44%	1.38%
Expenses net of fee waivers, if any	1.36%	1.35%	1.36%	1.44%	1.38%
Expenses net of all reductions	1.35%	1.33%	1.33%	1.43%	1.37%
Net investment income (loss)	.80%	.75%	.68%	1.23%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,604	$ 8,449	$ 7,154	$ 5,491	$ 4,090
Portfolio turnover rate E	21%	20%	25%	7%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.09 per share is comprised of distributions from net investment income of $.079 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.53	$ 12.12	$ 11.09	$ 10.84	$ 14.69
Income from Investment Operations
Net investment income (loss) C	.03	.02	.01	.06	.06
Net realized and unrealized gain (loss)	2.41	(.57)	1.06	.28	(3.72)
Total from investment operations	2.44	(.55)	1.07	.34	(3.66)
Distributions from net investment income	(.01)	(.01)	(.03)	(.09)	(.16)
Distributions from net realized gain	(.02)	(.03)	(.02)	-	(.03)
Total distributions	(.03)	(.04)	(.04) G	(.09)	(.19)
Net asset value, end of period	$ 13.94	$ 11.53	$ 12.12	$ 11.09	$ 10.84
Total Return A,B	21.24%	(4.60)%	9.70%	3.44%	(25.21)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.91%	1.91%	1.94%	1.98%	1.93%
Expenses net of fee waivers, if any	1.91%	1.91%	1.93%	1.98%	1.93%
Expenses net of all reductions	1.89%	1.89%	1.91%	1.97%	1.92%
Net investment income (loss)	.25%	.18%	.10%	.69%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,996	$ 2,898	$ 3,798	$ 3,123	$ 2,452
Portfolio turnover rate E	21%	20%	25%	7%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.04 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.015 per share.

Financial Highlights - Class C

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.47	$ 12.10	$ 11.08	$ 10.82	$ 14.67
Income from Investment Operations
Net investment income (loss) C	.04	.03	.02	.07	.07
Net realized and unrealized gain (loss)	2.41	(.58)	1.06	.28	(3.71)
Total from investment operations	2.45	(.55)	1.08	.35	(3.64)
Distributions from net investment income	(.05)	(.05)	(.04)	(.09)	(.18)
Distributions from net realized gain	(.02)	(.03)	(.02)	-	(.03)
Total distributions	(.07)	(.08)	(.06)	(.09)	(.21)
Net asset value, end of period	$ 13.85	$ 11.47	$ 12.10	$ 11.08	$ 10.82
Total Return A,B	21.44%	(4.62)%	9.75%	3.48%	(25.16)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.84%	1.84%	1.87%	1.94%	1.90%
Expenses net of fee waivers, if any	1.84%	1.84%	1.87%	1.94%	1.90%
Expenses net of all reductions	1.83%	1.82%	1.84%	1.93%	1.89%
Net investment income (loss)	.32%	.26%	.17%	.73%	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,243	$ 13,379	$ 9,945	$ 7,179	$ 5,017
Portfolio turnover rate E	21%	20%	25%	7%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 85%

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.72	$ 12.31	$ 11.24	$ 10.99	$ 14.81
Income from Investment Operations
Net investment income (loss) B	.18	.17	.14	.16	.20
Net realized and unrealized gain (loss)	2.43	(.58)	1.07	.27	(3.76)
Total from investment operations	2.61	(.41)	1.21	.43	(3.56)
Distributions from net investment income	(.17)	(.15)	(.12)	(.18)	(.23)
Distributions from net realized gain	(.02)	(.03)	(.02)	-	(.03)
Total distributions	(.19)	(.18)	(.14)	(.18)	(.26)
Net asset value, end of period	$ 14.14	$ 11.72	$ 12.31	$ 11.24	$ 10.99
Total Return A	22.53%	(3.51)%	10.81%	4.54%	(24.43)%
Ratios to Average Net Assets C,E
Expenses before reductions	.81%	.82%	.86%	.95%	.87%
Expenses net of fee waivers, if any	.81%	.82%	.86%	.95%	.87%
Expenses net of all reductions	.80%	.80%	.84%	.94%	.86%
Net investment income (loss)	1.35%	1.27%	1.17%	1.72%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$ 706,722	$ 557,908	$ 592,472	$ 528,720	$ 440,040
Portfolio turnover rate D	21%	20%	25%	7%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.69	$ 12.30	$ 11.24	$ 11.00	$ 14.82
Income from Investment Operations
Net investment income (loss) B	.18	.17	.14	.17	.21
Net realized and unrealized gain (loss)	2.43	(.59)	1.07	.28	(3.76)
Total from investment operations	2.61	(.42)	1.21	.45	(3.55)
Distributions from net investment income	(.17)	(.16)	(.14)	(.21)	(.24)
Distributions from net realized gain	(.02)	(.03)	(.02)	-	(.03)
Total distributions	(.19)	(.19)	(.15) F	(.21)	(.27)
Net asset value, end of period	$ 14.11	$ 11.69	$ 12.30	$ 11.24	$ 11.00
Total Return A	22.60%	(3.58)%	10.89%	4.70%	(24.35)%
Ratios to Average Net Assets C,E
Expenses before reductions	.81%	.81%	.83%	.82%	.78%
Expenses net of fee waivers, if any	.81%	.81%	.83%	.82%	.78%
Expenses net of all reductions	.79%	.79%	.80%	.81%	.77%
Net investment income (loss)	1.35%	1.29%	1.21%	1.85%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,710	$ 8,600	$ 6,351	$ 1,524	$ 724
Portfolio turnover rate D	21%	20%	25%	7%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.15 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2012

1. Organization.

Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds) are funds of Fidelity Charles Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares.

Each Fund offers Class A, Class T, Class C, Asset Manager and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Funds' indirect investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of each Fund. These strategies are consistent with the investment objectives of each Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of each Fund. The following summarizes the Funds' investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Commodity Strategy Central Fund	FMR Co., Inc. (FMRC)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Repurchase Agreements Restricted Securities Swap Agreements	.05%
Fidelity Equity Central Funds	FMRC	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Repurchase Agreements Restricted Securities	Less than .01% to .01%
Fidelity Emerging Markets Debt Central Fund	FMRC	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Repurchase Agreements Restricted Securities	.01%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Futures Repurchase Agreements Restricted Securities	.16%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Futures Repurchase Agreements	.02%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.	not applicable	Less than .01%
Fidelity Tactical Income Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements	Less than .01%
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each Fund's investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees(the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by each Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs)and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of September 30, 2012, is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses of the Fidelity Central Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .16%.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Asset Manager 50% and Fidelity Asset Manager 70%, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of September 30, 2012, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Asset Manager 20%	$ 4,533,224,404	$ 228,605,020	$ (43,891,206)	$ 184,713,814
Fidelity Asset Manager 30%	374,995,662	19,245,290	(683,932)	18,561,358
Fidelity Asset Manager 40%	337,272,096	20,719,267	(1,512,657)	19,206,610
Fidelity Asset Manager 50%	6,408,448,622	849,023,044	(291,604,012)	557,419,032
Fidelity Asset Manager 60%	579,939,283	50,944,405	(3,356,368)	47,588,037
Fidelity Asset Manager 70%	2,698,630,468	485,703,567	(184,890,341)	300,813,226
Fidelity Asset Manager 85%	721,504,377	141,262,263	(48,198,674)	93,063,589

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity Asset Manager 20%	$ 46,207,018	$ 45,498,425	$ -	$ 184,713,814
Fidelity Asset Manager 30%	2,475,322	3,469,210	-	18,561,358
Fidelity Asset Manager 40%	1,956,735	2,951,606	-	19,206,610
Fidelity Asset Manager 50%	25,412,975	-	(69,216,419)	557,419,032
Fidelity Asset Manager 60%	5,557,226	4,355,061	-	47,588,037
Fidelity Asset Manager 70%	34,303,997	-	(265,334,682)	300,813,226
Fidelity Asset Manager 85%	8,419,754	-	(59,537,997)	93,063,589

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

	Fiscal year of expiration
	2017	2018	Total Capital Loss Carryforward
Fidelity Asset Manager 50%	$ (12,494,153)	$ (56,722,266)	$ (69,216,419)
Fidelity Asset Manager 70%	(185,208,394)	(80,126,288)	(265,334,682)
Fidelity Asset Manager 85%	(59,537,997)	-	(59,537,997)

The tax character of distributions paid was as follows:

September 30, 2012
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Asset Manager 20%	$ 78,508,461	$ 37,840,824	$ 116,349,285
Fidelity Asset Manager 30%	6,235,616	2,352,350	8,587,966
Fidelity Asset Manager 40%	4,654,647	1,598,545	6,253,192
Fidelity Asset Manager 50%	127,553,784	-	127,553,784
Fidelity Asset Manager 60%	5,924,871	-	5,924,871
Fidelity Asset Manager 70%	42,399,721	-	42,399,721
Fidelity Asset Manager 85%	10,219,031	-	10,219,031

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

September 30, 2011
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Asset Manager 20%	$ 67,200,202	$ -	$ 67,200,202
Fidelity Asset Manager 30%	6,845,104	1,215,934	8,061,038
Fidelity Asset Manager 40%	4,302,592	755,221	5,057,813
Fidelity Asset Manager 50%	122,212,589	-	122,212,589
Fidelity Asset Manager 60%	5,768,218	714,793	6,483,011
Fidelity Asset Manager 70%	41,441,161	-	41,441,161
Fidelity Asset Manager 85%	9,441,248	-	9,441,248

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as shown in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Asset Manager 20%
Equity Risk
Futures Contracts	$ 10,986,759	$ 1,379,989
Totals (a)	$ 10,986,759	$ 1,379,989

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives - continued

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Asset Manager 30%
Equity Risk
Futures Contracts	$ 681,208	$ 87,027
Totals (a)	$ 681,208	$ 87,027
Fidelity Asset Manager 40%
Equity Risk
Futures Contracts	$ 325,598	$ 60,589
Totals (a)	$ 325,598	$ 60,589
Fidelity Asset Manager 50%
Equity Risk
Futures Contracts	$ 23,517,603	$ 8,780,660
Totals (a)	$ 23,517,603	$ 8,780,660
Fidelity Asset Manager 60%
Equity Risk
Futures Contracts	$ 888,502	$ 328,473
Totals (a)	$ 888,502	$ 328,473
Fidelity Asset Manager 70%
Equity Risk
Futures Contracts	$ 6,866,852	$ 4,369,286
Totals (a)	$ 6,866,852	$ 4,369,286
Fidelity Asset Manager 85%
Equity Risk
Futures Contracts	$ 2,181,268	$ 1,511,982
Totals (a)	$ 2,181,268	$ 1,511,982

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Asset Manager 20%	1,262,252,398	739,218,014
Fidelity Asset Manager 30%	170,908,274	58,846,743
Fidelity Asset Manager 40%	197,817,456	52,704,504
Fidelity Asset Manager 50%	1,330,275,771	1,189,510,913
Fidelity Asset Manager 60%	377,297,273	126,138,444
Fidelity Asset Manager 70%	795,373,538	544,088,968
Fidelity Asset Manager 85%	199,109,348	154,062,692

Annual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Asset Manager 20%	.30%	.12%	.42%
Fidelity Asset Manager 30%	.30%	.12%	.42%
Fidelity Asset Manager 40%	.30%	.12%	.42%
Fidelity Asset Manager 50%	.25%	.26%	.51%
Fidelity Asset Manager 60%	.30%	.26%	.56%
Fidelity Asset Manager 70%	.30%	.26%	.56%
Fidelity Asset Manager 85%	.30%	.26%	.56%

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

During the period, FMR waived a portion of its management fee as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Fidelity Asset Manager 20%	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 105,129	$ 5,905
Class T	.25%	.25%	94,084	32
Class B	.75%	.25%	28,739	21,555
Class C	.75%	.25%	209,841	52,070
			$ 437,793	$ 79,562
Fidelity Asset Manager 30%
Class A	-%	.25%	$ 27,386	$ 246
Class T	.25%	.25%	30,002	-
Class B	.75%	.25%	11,007	8,386
Class C	.75%	.25%	70,065	22,660
			$ 138,460	$ 31,292
Fidelity Asset Manager 40%
Class A	-%	.25%	$ 30,661	$ 857
Class T	.25%	.25%	21,998	58
Class B	.75%	.25%	8,636	6,535
Class C	.75%	.25%	51,537	16,342
			$ 112,832	$ 23,792
Fidelity Asset Manager 50%
Class A	-%	.25%	$ 140,226	$ 2,859
Class T	.25%	.25%	107,634	33
Class B	.75%	.25%	42,217	31,666
Class C	.75%	.25%	197,594	49,707
			$ 487,671	$ 84,265
Fidelity Asset Manager 60%
Class A	-%	.25%	$ 86,186	$ 3,966
Class T	.25%	.25%	50,708	-
Class B	.75%	.25%	18,066	13,649
Class C	.75%	.25%	86,606	34,372
			$ 241,566	$ 51,987

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fidelity Asset Manager 70%	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 293,491	$ 8,530
Class T	.25%	.25%	212,632	347
Class B	.75%	.25%	90,965	68,242
Class C	.75%	.25%	358,752	38,406
			$ 955,840	$ 115,525
Fidelity Asset Manager 85%
Class A	-%	.25%	$ 151,540	$ 7,950
Class T	.25%	.25%	50,474	6
Class B	.75%	.25%	30,743	23,058
Class C	.75%	.25%	157,356	44,797
			$ 390,113	$ 75,811

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Asset Manager 20%	Retained by FDC
Class A	$ 40,598
Class T	7,031
Class B*	3,982
Class C*	9,819
$ 61,430
Fidelity Asset Manager 30%
Class A	$ 12,671
Class T	4,536
Class B*	748
Class C*	2,718
$ 20,673
Fidelity Asset Manager 40%
Class A	$ 11,438
Class T	3,802
Class B*	1,258
Class C*	827
$ 17,325
Fidelity Asset Manager 50%
Class A	$ 44,136
Class T	9,799
Class B*	5,972
Class C*	7,111
$ 67,018
Fidelity Asset Manager 60%
Class A	$ 24,200
Class T	9,500
Class B*	6,480
Class C*	3,386
$ 43,566
Fidelity Asset Manager 70%
Class A	$ 38,426
Class T	13,090
Class B*	10,123
Class C*	5,904
$ 67,543

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Fidelity Asset Manager 85%	Retained by FDC
Class A	$ 31,402
Class T	6,253
Class B*	4,033
Class C*	2,438
$ 44,126

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Fidelity Asset Manager 20%	Amount	% of Average Net Assets
Class A	$ 57,691.14
Class T	28,960.15
Class B	5,397.19
Class C	32,086.15
Asset Manager 20%	3,656,523.09
Institutional Class	33,946.13
	$ 3,814,603
Fidelity Asset Manager 30%
Class A	$ 14,894.14
Class T	8,217.14
Class B	1,998.18
Class C	10,995.16
Asset Manager 30%	245,957.08
Institutional Class	2,515.15
	$ 284,576
Fidelity Asset Manager 40%
Class A	$ 17,743.14
Class T	6,985.16
Class B	1,660.19
Class C	8,467.16
Asset Manager 40%	207,356.08
Institutional Class	1,161.16
	$ 243,372
Fidelity Asset Manager 50%
Class A	$ 126,896.23
Class T	44,945.21
Class B	9,381.22
Class C	43,349.22
Asset Manager 50%	10,191,563.16
Institutional Class	26,289.22
	$ 10,442,423
Fidelity Asset Manager 60%
Class A	$ 70,855.21
Class T	21,251.21
Class B	5,132.28
Class C	20,927.24
Asset Manager 60%	612,326.13
Institutional Class	17,016.20
	$ 747,507

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Fidelity Asset Manager 70%	Amount	% of Average Net Assets
Class A	$ 270,454.23
Class T	103,655.24
Class B	27,203.30
Class C	80,729.23
Asset Manager 70%	4,120,628.16
Institutional Class	56,868.20
	$ 4,659,537
Fidelity Asset Manager 85%
Class A	$ 133,695.22
Class T	25,081.25
Class B	9,035.29
Class C	35,788.23
Asset Manager 85%	1,302,992.20
Institutional Class	21,819.19
	$ 1,528,410

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Asset Manager 20%	$ 11,304
Fidelity Asset Manager 30%	807
Fidelity Asset Manager 40%	645
Fidelity Asset Manager 50%	18,407
Fidelity Asset Manager 60%	1,261
Fidelity Asset Manager 70%	7,595
Fidelity Asset Manager 85%	2,082

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR has contractually agreed to waive each Fund's management fee in an amount equal to its share of the management fee paid to FMR by the subsidiary of Fidelity Commodity Strategy Central Fund based on each Fund's proportionate ownership of the Central Fund. During the period, this waiver reduced each Fund's management as follows:

Fidelity Asset Manager 20%	$ 14,823
Fidelity Asset Manager 30%	1,079
Fidelity Asset Manager 40%	958
Fidelity Asset Manager 50%	29,560
Fidelity Asset Manager 60%	2,369
Fidelity Asset Manager 70%	12,755
Fidelity Asset Manager 85%	4,213

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Annual Report

8. Expense Reductions - continued

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Fidelity Asset Manager 30%
Class B	1.65%	$ 355
Class C	1.65%	541
Institutional Class	.65%	55
Fidelity Asset Manager 40%
Class A	.90%	112
Class T	1.15%	657
Class B	1.65%	425
Class C	1.65%	975
Institutional Class	.65%	89
Fidelity Asset Manager 60%
Class B	1.85%	1,267
Class C	1.85%	2,374

Many of the brokers with whom FMR places trades on behalf of certain Funds and certain Central Funds provided services in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Fidelity Asset Manager 20%	$ 147,250	$ -
Fidelity Asset Manager 30%	17,108	5
Fidelity Asset Manager 40%	19,157	6
Fidelity Asset Manager 50%	599,253	3
Fidelity Asset Manager 60%	56,568	6
Fidelity Asset Manager 70%	357,593	-
Fidelity Asset Manager 85%	116,191	2

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2012	2011
Fidelity Asset Manager 20%
From net investment income
Class A	$ 583,118	$ 586,679
Class T	210,407	202,707
Class B	17,047	23,239
Class C	132,811	139,643
Asset Manager 20%	68,418,562	62,091,451
Institutional Class	437,120	238,395
Total	$ 69,799,065	$ 63,282,114
From net realized gain
Class A	$ 483,498	$ 58,141
Class T	220,386	17,664
Class B	36,239	3,899
Class C	238,563	19,520
Asset Manager 20%	45,274,181	3,812,689
Institutional Class	297,353	6,175
Total	$ 46,550,220	$ 3,918,088

Annual Report

Notes to Financial Statements - continued

9. Distributions to Shareholders - continued

Years ended September 30,	2012	2011
Fidelity Asset Manager 30%
From net investment income
Class A	$ 160,177	$ 125,485
Class T	70,810	77,782
Class B	7,802	9,198
Class C	49,900	42,885
Asset Manager 30%	5,145,514	3,087,114
Institutional Class	26,858	22,029
Total	$ 5,461,061	$ 3,364,493
From net realized gain
Class A	$ 129,837	$ 243,378
Class T	63,827	179,135
Class B	12,710	41,264
Class C	70,780	154,478
Asset Manager 30%	2,835,713	4,040,384
Institutional Class	14,038	37,906
Total	$ 3,126,905	$ 4,696,545
Fidelity Asset Manager 40%
From net investment income
Class A	$ 173,549	$ 124,217
Class T	52,491	40,458
Class B	5,723	7,252
Class C	37,687	22,611
Asset Manager 40%	3,962,283	1,849,604
Institutional Class	11,861	14,366
Total	$ 4,243,594	$ 2,058,508
From net realized gain
Class A	$ 102,783	$ 233,743
Class T	37,753	90,467
Class B	7,868	29,899
Class C	36,489	69,845
Asset Manager 40%	1,819,574	2,549,586
Institutional Class	5,131	25,765
Total	$ 2,009,598	$ 2,999,305
Fidelity Asset Manager 50%
From net investment income
Class A	$ 817,293	$ 693,412
Class T	270,867	245,481
Class B	31,121	30,116
Class C	152,385	122,263
Asset Manager 50%	116,058,976	110,587,943
Institutional Class	187,204	145,632
Total	$ 117,517,846	$ 111,824,847
From net realized gain
Class A	$ 84,098	$ 72,878
Class T	32,684	31,760
Class B	6,752	7,552
Class C	28,966	25,236
Asset Manager 50%	9,869,460	10,232,712
Institutional Class	13,978	17,604
Total	$ 10,035,938	$ 10,387,742

Annual Report

9. Distributions to Shareholders - continued

Years ended September 30,	2012	2011
Fidelity Asset Manager 60%
From net investment income
Class A	$ 275,899	$ 278,533
Class T	59,208	46,983
Class B	-	5,073
Class C	14,357	12,203
Asset Manager 60%	4,467,505	1,393,433
Institutional Class	77,324	64,892
Total	$ 4,894,293	$ 1,801,117
From net realized gain
Class A	$ 77,818	$ 776,336
Class T	21,710	183,723
Class B	2,990	60,411
Class C	17,548	127,888
Asset Manager 60%	893,501	3,380,367
Institutional Class	17,011	153,169
Total	$ 1,030,578	$ 4,681,894
Fidelity Asset Manager 70%
From net investment income
Class A	$ 1,391,891	$ 1,279,735
Class T	388,992	394,208
Class B	17,307	20,121
Class C	144,084	121,109
Asset Manager 70%	36,011,371	34,282,694
Institutional Class	441,084	371,280
Total	$ 38,394,729	$ 36,469,147
From net realized gain
Class A	$ 179,368	$ 212,000
Class T	66,155	86,897
Class B	15,452	26,305
Class C	53,763	68,453
Asset Manager 70%	3,644,875	4,528,433
Institutional Class	45,379	49,926
Total	$ 4,004,992	$ 4,972,014
Fidelity Asset Manager 85%
From net investment income
Class A	$ 606,515	$ 501,772
Class T	74,608	59,537
Class B	3,490	2,012
Class C	57,406	46,297
Asset Manager 85%	8,217,929	7,081,193
Institutional Class	131,729	120,632
Total	$ 9,091,677	$ 7,811,443
From net realized gain
Class A	$ 89,854	$ 118,400
Class T	14,774	18,381
Class B	4,985	8,577
Class C	23,919	27,650
Asset Manager 85%	978,325	1,434,314
Institutional Class	15,497	22,483
Total	$ 1,127,354	$ 1,629,805

Annual Report

Notes to Financial Statements - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended September 30,	2012	2011	2012	2011
Fidelity Asset Manager 20%
Class A
Shares sold	1,518,992	2,673,478	$ 19,757,344	$ 34,200,914
Reinvestment of distributions	79,502	47,955	1,017,651	615,973
Shares redeemed	(953,045)	(2,359,741)	(12,398,846)	(30,553,329)
Net increase (decrease)	645,449	361,692	$ 8,376,149	$ 4,263,558
Class T
Shares sold	361,373	714,977	$ 4,668,325	$ 9,190,575
Reinvestment of distributions	30,086	15,552	383,804	199,659
Shares redeemed	(387,129)	(579,647)	(5,025,013)	(7,447,713)
Net increase (decrease)	4,330	150,882	$ 27,116	$ 1,942,521
Class B
Shares sold	16,882	44,236	$ 218,774	$ 566,789
Reinvestment of distributions	3,329	1,688	42,226	21,619
Shares redeemed	(57,139)	(101,126)	(742,425)	(1,294,030)
Net increase (decrease)	(36,928)	(55,202)	$ (481,425)	$ (705,622)
Class C
Shares sold	624,517	632,272	$ 8,082,902	$ 8,103,252
Reinvestment of distributions	24,852	9,977	315,219	127,810
Shares redeemed	(488,533)	(362,958)	(6,317,053)	(4,651,635)
Net increase (decrease)	160,836	279,291	$ 2,081,068	$ 3,579,427
Asset Manager 20%
Shares sold	110,791,537	105,485,868	$ 1,443,456,906	$ 1,359,884,611
Reinvestment of distributions	8,552,147	4,929,957	109,845,938	63,508,509
Shares redeemed	(58,464,088)	(71,903,037)	(761,608,801)	(926,506,717)
Net increase (decrease)	60,879,596	38,512,788	$ 791,694,043	$ 496,886,403
Institutional Class
Shares sold	746,636	1,622,202	$ 9,733,662	$ 21,080,094
Reinvestment of distributions	52,901	16,758	679,004	216,997
Shares redeemed	(354,990)	(190,148)	(4,638,626)	(2,462,946)
Net increase (decrease)	444,547	1,448,812	$ 5,774,040	$ 18,834,145
Fidelity Asset Manager 30%
Class A
Shares sold	577,913	427,039	$ 5,641,039	$ 4,149,002
Reinvestment of distributions	27,604	34,302	264,902	330,219
Shares redeemed	(442,523)	(274,238)	(4,366,332)	(2,672,926)
Net increase (decrease)	162,994	187,103	$ 1,539,609	$ 1,806,295
Class T
Shares sold	219,574	148,408	$ 2,138,276	$ 1,439,647
Reinvestment of distributions	11,479	17,159	110,126	164,932
Shares redeemed	(107,895)	(244,544)	(1,058,642)	(2,368,890)
Net increase (decrease)	123,158	(78,977)	$ 1,189,760	$ (764,311)
Class B
Shares sold	11,421	21,940	$ 111,959	$ 214,586
Reinvestment of distributions	2,026	4,615	19,302	44,244
Shares redeemed	(18,126)	(50,045)	(175,630)	(490,179)
Net increase (decrease)	(4,679)	(23,490)	$ (44,369)	$ (231,349)
Class C
Shares sold	355,074	323,219	$ 3,473,890	$ 3,144,066
Reinvestment of distributions	11,921	17,059	113,510	163,514
Shares redeemed	(221,287)	(198,742)	(2,164,272)	(1,940,794)
Net increase (decrease)	145,708	141,536	$ 1,423,128	$ 1,366,786

Annual Report

10. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2012	2011	2012	2011
Asset Manager 30%
Shares sold	20,685,013	17,236,966	$ 202,410,648	$ 168,357,986
Reinvestment of distributions	809,968	725,590	7,818,534	7,001,594
Shares redeemed	(7,843,603)	(7,035,514)	(76,942,998)	(68,568,688)
Net increase (decrease)	13,651,378	10,927,042	$ 133,286,184	$ 106,790,892
Institutional Class
Shares sold	102,207	13,098	$ 1,006,073	$ 128,154
Reinvestment of distributions	3,823	5,486	36,969	52,854
Shares redeemed	(29,306)	(9,580)	(289,223)	(92,913)
Net increase (decrease)	76,724	9,004	$ 753,819	$ 88,095
Fidelity Asset Manager 40%
Class A
Shares sold	461,185	613,347	$ 4,475,378	$ 5,892,884
Reinvestment of distributions	28,704	36,596	269,281	348,621
Shares redeemed	(232,222)	(185,346)	(2,244,087)	(1,796,223)
Net increase (decrease)	257,667	464,597	$ 2,500,572	$ 4,445,282
Class T
Shares sold	180,735	127,364	$ 1,751,259	$ 1,223,897
Reinvestment of distributions	9,025	13,081	84,442	124,278
Shares redeemed	(126,362)	(42,877)	(1,223,908)	(415,826)
Net increase (decrease)	63,398	97,568	$ 611,793	$ 932,349
Class B
Shares sold	3,589	15,977	$ 34,352	$ 154,389
Reinvestment of distributions	1,316	3,618	12,262	34,345
Shares redeemed	(15,728)	(39,662)	(151,847)	(380,385)
Net increase (decrease)	(10,823)	(20,067)	$ (105,233)	$ (191,651)
Class C
Shares sold	370,485	244,007	$ 3,620,785	$ 2,359,918
Reinvestment of distributions	7,481	9,518	69,947	90,461
Shares redeemed	(131,163)	(56,607)	(1,265,422)	(542,510)
Net increase (decrease)	246,803	196,918	$ 2,425,310	$ 1,907,869
Asset Manager 40%
Shares sold	22,082,156	12,034,047	$ 213,417,875	$ 115,977,106
Reinvestment of distributions	595,004	441,938	5,611,636	4,215,911
Shares redeemed	(6,151,917)	(4,670,101)	(59,591,209)	(44,948,971)
Net increase (decrease)	16,525,243	7,805,884	$ 159,438,302	$ 75,244,046
Institutional Class
Shares sold	47,234	19,413	$ 463,860	$ 188,266
Reinvestment of distributions	1,389	3,567	13,067	33,880
Shares redeemed	(22,058)	(52,767)	(213,682)	(504,882)
Net increase (decrease)	26,565	(29,787)	$ 263,245	$ (282,736)
Fidelity Asset Manager 50%
Class A
Shares sold	1,187,775	1,357,962	$ 18,468,869	$ 21,040,946
Reinvestment of distributions	56,747	47,314	857,626	729,417
Shares redeemed	(811,485)	(1,133,276)	(12,657,721)	(17,455,921)
Net increase (decrease)	433,037	272,000	$ 6,668,774	$ 4,314,442
Class T
Shares sold	386,790	707,648	$ 6,039,566	$ 11,011,067
Reinvestment of distributions	18,419	15,198	278,056	234,620
Shares redeemed	(393,734)	(543,106)	(6,143,199)	(8,450,873)
Net increase (decrease)	11,475	179,740	$ 174,423	$ 2,794,814

Annual Report

Notes to Financial Statements - continued

10. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2012	2011	2012	2011
Class B
Shares sold	22,355	37,951	$ 344,462	$ 585,312
Reinvestment of distributions	1,905	1,970	28,524	30,052
Shares redeemed	(53,392)	(86,146)	(828,947)	(1,317,765)
Net increase (decrease)	(29,132)	(46,225)	$ (455,961)	$ (702,401)
Class C
Shares sold	422,627	553,080	$ 6,556,946	$ 8,511,759
Reinvestment of distributions	9,375	7,174	140,582	110,212
Shares redeemed	(295,440)	(333,216)	(4,562,022)	(5,136,826)
Net increase (decrease)	136,562	227,038	$ 2,135,506	$ 3,485,145
Asset Manager 50%
Shares sold	59,240,193	46,803,639	$ 917,159,365	$ 725,169,900
Reinvestment of distributions	8,031,099	7,564,327	121,763,329	116,747,024
Shares redeemed	(56,779,363)	(77,854,152)	(885,967,433)	(1,206,141,305)
Net increase (decrease)	10,491,929	(23,486,186)	$ 152,955,261	$ (364,224,381)
Institutional Class
Shares sold	753,749	567,994	$ 11,827,227	$ 8,632,816
Reinvestment of distributions	12,561	9,483	191,717	146,693
Shares redeemed	(373,724)	(422,815)	(5,805,459)	(6,599,468)
Net increase (decrease)	392,586	154,662	$ 6,213,485	$ 2,180,041
Fidelity Asset Manager 60%
Class A
Shares sold	913,908	2,015,894	$ 8,803,044	$ 19,189,003
Reinvestment of distributions	38,621	110,909	346,427	1,038,105
Shares redeemed	(788,357)	(871,704)	(7,563,106)	(8,366,659)
Net increase (decrease)	164,172	1,255,099	$ 1,586,365	$ 11,860,449
Class T
Shares sold	447,916	472,517	$ 4,292,853	$ 4,587,049
Reinvestment of distributions	8,853	23,971	79,237	223,891
Shares redeemed	(254,362)	(233,590)	(2,454,557)	(2,238,584)
Net increase (decrease)	202,407	262,898	$ 1,917,533	$ 2,572,356
Class B
Shares sold	19,289	44,891	$ 185,299	$ 432,392
Reinvestment of distributions	318	6,522	2,853	60,913
Shares redeemed	(57,869)	(58,397)	(548,074)	(556,235)
Net increase (decrease)	(38,262)	(6,984)	$ (359,922)	$ (62,930)
Class C
Shares sold	382,232	512,614	$ 3,652,829	$ 4,910,354
Reinvestment of distributions	3,383	14,896	30,208	138,832
Shares redeemed	(171,714)	(196,154)	(1,630,359)	(1,873,376)
Net increase (decrease)	213,901	331,356	$ 2,052,678	$ 3,175,810
Asset Manager 60%
Shares sold	39,444,451	24,119,990	$ 375,984,511	$ 231,782,714
Reinvestment of distributions	588,365	499,757	5,289,399	4,687,716
Shares redeemed	(13,505,874)	(6,925,180)	(131,208,669)	(66,367,827)
Net increase (decrease)	26,526,942	17,694,567	$ 250,065,241	$ 170,102,603
Institutional Class
Shares sold	397,418	588,499	$ 3,874,714	$ 5,686,585
Reinvestment of distributions	10,368	23,088	93,209	216,335
Shares redeemed	(379,108)	(112,072)	(3,675,939)	(1,077,631)
Net increase (decrease)	28,678	499,515	$ 291,984	$ 4,825,289

Annual Report

10. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2012	2011	2012	2011
Fidelity Asset Manager 70%
Class A
Shares sold	1,132,191	1,838,985	$ 18,409,073	$ 30,336,532
Reinvestment of distributions	97,648	87,098	1,475,462	1,401,137
Shares redeemed	(1,591,472)	(1,917,499)	(26,014,266)	(31,215,640)
Net increase (decrease)	(361,633)	8,584	$ (6,129,731)	$ 522,029
Class T
Shares sold	371,849	572,222	$ 6,048,158	$ 9,330,779
Reinvestment of distributions	29,030	28,995	438,926	466,506
Shares redeemed	(635,594)	(862,398)	(10,270,953)	(13,954,372)
Net increase (decrease)	(234,715)	(261,181)	$ (3,783,869)	$ (4,157,087)
Class B
Shares sold	10,786	11,636	$ 178,448	$ 190,557
Reinvestment of distributions	1,945	2,530	29,519	40,857
Shares redeemed	(204,593)	(329,182)	(3,340,584)	(5,363,133)
Net increase (decrease)	(191,862)	(315,016)	$ (3,132,617)	$ (5,131,719)
Class C
Shares sold	414,913	349,417	$ 6,780,955	$ 5,728,316
Reinvestment of distributions	11,566	10,320	174,761	166,019
Shares redeemed	(404,942)	(464,350)	(6,546,101)	(7,595,479)
Net increase (decrease)	21,537	(104,613)	$ 409,615	$ (1,701,144)
Asset Manager 70%
Shares sold	38,962,553	23,442,645	$ 623,672,627	$ 385,900,224
Reinvestment of distributions	2,576,388	2,369,778	38,929,219	38,143,970
Shares redeemed	(25,205,153)	(37,698,311)	(409,297,914)	(616,247,024)
Net increase (decrease)	16,333,788	(11,885,888)	$ 253,303,932	$ (192,202,830)
Institutional Class
Shares sold	410,441	850,538	$ 6,792,107	$ 14,159,968
Reinvestment of distributions	28,506	20,038	431,017	322,728
Shares redeemed	(494,273)	(762,986)	(7,971,605)	(12,509,828)
Net increase (decrease)	(55,326)	107,590	$ (748,481)	$ 1,972,868
Fidelity Asset Manager 85%
Class A
Shares sold	1,137,688	1,678,869	$ 14,901,786	$ 22,281,428
Reinvestment of distributions	57,009	46,336	684,104	607,439
Shares redeemed	(862,594)	(1,073,663)	(11,362,295)	(14,347,545)
Net increase (decrease)	332,103	651,542	$ 4,223,595	$ 8,541,322
Class T
Shares sold	204,577	298,124	$ 2,672,679	$ 3,976,115
Reinvestment of distributions	7,374	5,447	88,345	71,251
Shares redeemed	(182,949)	(160,769)	(2,385,870)	(2,101,112)
Net increase (decrease)	29,002	142,802	$ 375,154	$ 1,946,254
Class B
Shares sold	7,122	26,782	$ 93,038	$ 353,936
Reinvestment of distributions	643	731	7,723	9,592
Shares redeemed	(44,228)	(89,476)	(582,548)	(1,167,945)
Net increase (decrease)	(36,463)	(61,963)	$ (481,787)	$ (804,417)
Class C
Shares sold	393,021	558,931	$ 5,109,265	$ 7,371,526
Reinvestment of distributions	6,384	5,106	76,102	66,513
Shares redeemed	(319,988)	(220,284)	(4,129,934)	(2,864,683)
Net increase (decrease)	79,417	343,753	$ 1,055,433	$ 4,573,356

Annual Report

Notes to Financial Statements - continued

10. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2012	2011	2012	2011
Asset Manager 85%
Shares sold	12,524,715	11,779,052	$ 164,242,667	$ 158,073,671
Reinvestment of distributions	747,592	636,391	9,030,913	8,392,644
Shares redeemed	(10,927,056)	(12,905,535)	(144,182,077)	(172,892,729)
Net increase (decrease)	2,345,251	(490,092)	$ 29,091,503	$ (6,426,414)
Institutional Class
Shares sold	350,864	385,928	$ 4,659,274	$ 5,087,476
Reinvestment of distributions	11,945	10,329	143,941	135,805
Shares redeemed	(339,482)	(176,979)	(4,536,594)	(2,384,438)
Net increase (decrease)	23,327	219,278	$ 266,621	$ 2,838,843

11. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned more than 25% of the total outstanding shares of the following funds:

Fund	% of Shares Owned
Fidelity Asset Manager 40%	26%
Fidelity Asset Manager 60%	27%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and Shareholders of Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85%:

We have audited the accompanying statements of assets and liabilities of Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds), each a fund of Fidelity Charles Street Trust, including the schedules of investments, as of September 30, 2012, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended. We have audited the financial highlights for each of the five years in the period ended September 30, 2012 for Fidelity Asset Manager 20%, Fidelity Asset Manager 50%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85% and the financial highlights for the two years ended September 30, 2012 for Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, and Fidelity Asset Manager 60%. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended September 30, 2010 and for each of the prior periods presented for Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, and Fidelity Asset Manager 60%, were audited by other auditors whose report dated November 22, 2010, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2012, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% as of September 30, 2012, the results of their operations for the year then ended, the changes in their net assets for the two years in the period then ended, and the financial highlights of Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, and Fidelity Asset Manager 60% for each of the two years in the period then ended and the financial highlights of Fidelity Asset Manager 20%, Fidelity Asset Manager 50%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85% for each of the five years in the period the ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 19, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 207 funds advised by FMR or an affiliate. Mr. Curvey oversees 434 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (72)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (54)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Charles S. Morrison (51)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Derek L. Young (48)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young is also a Trustee of other investment companies advised by Strategic Advisers, Inc. (Strategic Advisers) (2012-present), President and a Director of Strategic Advisers (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Andrew Windmueller (52)

Year of Election or Appointment: 2012

Vice President of Fidelity's Asset Allocation Funds. Mr. Windmueller also serves as Chief Investment Officer of Strategic Advisers, Inc. (2011-present), Chief Investment Officer for Global Asset Allocation Multi-Asset Class Strategies (2011-present), and is an employee of Fidelity Investments (2000-present).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (54)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended September 30, 2012, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Asset Manager 20%	$ 48,910,682
Asset Manager 30%	$ 3,670,053
Asset Manager 40%	$ 2,988,282
Asset Manager 60%	$ 4,355,060

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fund
Asset Manager 20%	8.34%
Asset Manager 30%	7.72%
Asset Manager 40%	6.71%
Asset Manager 50%	5.97%
Asset Manager 60%	5.15%
Asset Manager 70%	3.71%
Asset Manager 85%	2.01%

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2012 to September 30, 2012 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Fund
Asset Manager 20%	$ 45,661,240
Asset Manager 30%	$ 3,887,120
Asset Manager 40%	$ 2,513,064
Asset Manager 50%	$ 57,645,422

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

Retail Class
Asset Manager 20%
November 2011	3%
December 2011	7%
February 2012	13%
March 2012	13%
April 2012	13%
May 2012	13%
June 2012	13%
July 2012	13%
August 2012	13%
September 2012	13%

Retail Class
Asset Manager 30%
December 2011	10%
February 2012	17%
March 2012	17%
April 2012	17%
May 2012	17%
June 2012	17%
July 2012	17%
August 2012	17%
September 2012	17%

Retail Class
Asset Manager 40%
December 2011	13%
April 2012	30%
July 2012	30%

Retail Class
Asset Manager 50%
December 2011	19%
April 2012	37%
July 2012	37%

Retail Class
Asset Manager 60%
December 2011	24%

Retail Class
Asset Manager 70%
December 2011	33%

Retail Class
Asset Manager 85%
December 2011	46%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Retail Class
Asset Manager 20%
November 2011	5%
December 2011	10%
February 2012	19%
March 2012	19%
April 2012	19%
May 2012	19%
June 2012	19%
July 2012	19%
August 2012	19%
September 2012	19%
Retail Class
Asset Manager 30%
December 2011	14%
February 2012	28%
March 2012	28%
April 2012	28%
May 2012	28%
June 2012	28%
July 2012	28%
August 2012	28%
September 2012	28%

Retail Class
Asset Manager 40%
December 2011	20%
April 2012	52%
July 2012	52%

Retail Class
Asset Manager 50%
December 2011	27%
April 2012	64%
July 2012	64%

Retail Class
Asset Manager 60%
December 2011	41%

Retail Class
Asset Manager 70%
December 2011	58%

Retail Class
Asset Manager 85%
December 2011	82%

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Asset Manager 20%
Fidelity Asset Manager 30%
Fidelity Asset Manager 40%
Fidelity Asset Manager 50%
Fidelity Asset Manager 60%
Fidelity Asset Manager 70%
Fidelity Asset Manager 85%

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board.

For each of Fidelity Asset Manager 20% and Fidelity Asset Manager 85%, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of Institutional Class (Class I) and Class B of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Institutional Class (Class I) and Class B show the performance of the highest and lowest performing classes, respectively (based on five-year performance).

For Fidelity Asset Manager 30%, because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2011, the cumulative total returns of Institutional Class (Class I) and Class C of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance).

For each of Fidelity Asset Manager 40% and Fidelity Asset Manager 60%, because each fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2011, the cumulative total returns of the retail class and Class B of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class B show the performance of the highest and lowest performing classes, respectively (based on three-year performance).

For Fidelity Asset Manager 50%, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of the retail class and Class B of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class B show the performance of the highest and lowest performing classes, respectively (based on five-year performance).

For Fidelity Asset Manager 70%, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, as available, the cumulative total returns of the retail class and Class B of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class B show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on three-year performance), respectively.

Annual Report

The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Each fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's three asset classes according to their respective weightings in the fund's neutral mix.

Fidelity Asset Manager 20%

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Institutional Class (Class I) of the fund was in the second quartile for the one-year period, the third quartile for the three-year period, and the first quartile for the five-year period. The Board also noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Asset Manager 30%

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Institutional Class (Class I) of the fund was in the second quartile for all the periods shown. The Board also noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the three-year period, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Fidelity Asset Manager 40%

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the third quartile for the one-year period and the first quartile for the three-year period. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the three-year period, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Annual Report

Fidelity Asset Manager 50%

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the third quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund was lower than its benchmark for the one and five-year periods, although the three-year cumulative total return of the retail class compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Fidelity Asset Manager 60%

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the fourth quartile for the one-year period and the first quartile for the three-year period. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the three-year period, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Asset Manager 70%

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the fourth quartile for the one-year period, the first quartile for the three-year period, and the third quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the three-year cumulative total return of the retail class compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will closely monitor the performance of the fund in the coming year.

Fidelity Asset Manager 85%

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Institutional Class (Class I) of the fund was in the fourth quartile for the one-year period, the first quartile for the three-year period, and the second quartile for the five-year period. The Board also noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Annual Report

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 26% would mean that 74% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Fidelity Asset Manager 20%

Fidelity Asset Manager 30%

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Asset Manager 40%

Fidelity Asset Manager 50%

Annual Report

Fidelity Asset Manager 60%

Fidelity Asset Manager 70%

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Asset Manager 85%

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board noted that the total expense ratio of each class of Fidelity Asset Manager 20% ranked below its competitive median for 2011.

The Board noted that the total expense ratio of each class of Fidelity Asset Manager 30% ranked below its competitive median for 2011.

The Board noted that the total expense ratio of each class of Fidelity Asset Manager 40% ranked below its competitive median for 2011.

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Institutional Class, and the retail class of Fidelity Asset Manager 50% ranked below its competitive median for 2011 and the total expense ratio of Class T ranked above its competitive median for 2011. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market, where its 0.50% 12b-1 fee is comparable to the 12b-1 fees of the no-load classes with which it competes in the retirement plan market.

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Institutional Class, and the retail class of Fidelity Asset Manager 60% ranked below its competitive median for 2011 and the total expense ratio of Class T ranked above its competitive median for 2011. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market, where its 0.50% 12b-1 fee is comparable to the 12b-1 fees of the no-load classes with which it competes in the retirement plan market.

Annual Report

The Board noted that the total expense ratio of each of Class A, Class C, Institutional Class, and the retail class of Fidelity Asset Manager 70% ranked below its competitive median for 2011 and the total expense ratio of each of Class T and Class B ranked above its competitive median for 2011. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market, where its 0.50% 12b-1 fee is comparable to the 12b-1 fees of the no-load classes with which it competes in the retirement plan market.

The Board noted that the total expense ratio of each of Class A, Class C, Institutional Class, and the retail class of Fidelity Asset Manager 85% ranked below its competitive median for 2011 and the total expense ratio of each of Class T and Class B ranked above its competitive median for 2011. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market, where its 0.50% 12b-1 fee is comparable to the 12b-1 fees of the no-load classes with which it competes in the retirement plan market.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

AR-UANNPRO-1112
1.878276.104

Fidelity Advisor Asset Manager® Funds -
20%, 30%, 40%, 50%, 60%, 70%, 85% -
Class A, Class T, Class B, and Class C

Annual Report

September 30, 2012

Each Class A, Class T, Class B, and Class C are
classes of Fidelity Asset Manager® Funds

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Advisor Asset Manager® 20%	(Click Here) (Click Here) (Click Here) (Click Here)	Investment Changes Investment Summary Investments Financial Statements
Fidelity Advisor Asset Manager 30%	(Click Here) (Click Here) (Click Here) (Click Here)	Investment Changes Investment Summary Investments Financial Statements
Fidelity Advisor Asset Manager 40%	(Click Here) (Click Here) (Click Here) (Click Here)	Investment Changes Investment Summary Investments Financial Statements
Fidelity Advisor Asset Manager 50%	(Click Here) (Click Here) (Click Here) (Click Here)	Investment Changes Investment Summary Investments Financial Statements
Fidelity Advisor Asset Manager 60%	(Click Here) (Click Here) (Click Here) (Click Here)	Investment Changes Investment Summary Investments Financial Statements
Fidelity Advisor Asset Manager 70%	(Click Here) (Click Here) (Click Here) (Click Here)	Investment Changes Investment Summary Investments Financial Statements
Fidelity Advisor Asset Manager 85%	(Click Here) (Click Here) (Click Here) (Click Here)	Investment Changes Investment Summary Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Fidelity Advisor Asset Manager® 20% - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2012	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge) A	2.50%	2.51%	5.46%
Class T (incl. 3.50% sales charge) B	4.59%	2.72%	5.54%
Class B (incl. contingent deferred sales charge) C	2.81%	2.55%	5.57%
Class C (incl. contingent deferred sales charge) D	6.80%	2.93%	5.59%

A Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager® 20%, the original class of the fund, which has no 12b-1 fee. Had Class A's 12b-1 fee been reflected, returns prior to October 2, 2006, would have been lower.

B Class T shares bear a 0.50% 12b-1 fee. The initial offering of Class T shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager® 20%, the original class of the fund, which has no 12b-1 fee. Had Class T's 12b-1 fee been reflected, returns prior to October 2, 2006, would have been lower.

C Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager 20%, the original class of the fund, which has no 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to October 2, 2006, would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager 20%, the original class of the fund, which has no 12b-1 fee. Had Class C's 12b-1 fee been reflected, returns prior to October 2, 2006, would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 20% - Class A on September 30, 2002, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period. The initial offering of Class A took place on October 2, 2006. See above for additional information regarding the performance of Class A.

17,500
16,000
15,000
14,000
13,000
12,000
11,000
10,000
$9,400
2003
2004
2005
2006
2007
2008
2009
2010
2011
2012
Period Ending Values
$17,009 Fidelity Advisor Asset Manager 20% - Class A
$16,800 Barclays® U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Asset Manager 30% - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2012	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	4.81%	2.07%
Class T (incl. 3.50% sales charge)	7.03%	2.30%
Class B (incl. contingent deferred sales charge) B	5.37%	2.16%
Class C (incl. contingent deferred sales charge) C	9.41%	2.52%

A From October 9, 2007.

B Class B shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 5% and 2%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 30% - Class A on October 9, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

14,000
13,000
12,000
11,000
10,000
9,000
8,000
$7,100
2008
2009
2010
2011
2012
Period Ending Values
$11,073 Fidelity Advisor Asset Manager 30% - Class A
$13,729 Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Asset Manager 40% - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2012	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	6.95%	1.64%
Class T (incl. 3.50% sales charge)	9.13%	1.86%
Class B (incl. contingent deferred sales charge) B	7.56%	1.71%
Class C (incl. contingent deferred sales charge) C	11.59%	2.09%

A From October 9, 2007.

B Class B shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 5% and 2%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 40% - Class A on October 9, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

14,000
13,000
12,000
11,000
10,000
9,000
8,000
7,000
$6,600
2008
2009
2010
2011
2012

Period Ending Values

$10,846 Fidelity Advisor Asset Manager 40% - Class A

$13,729 Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Asset Manager 50% - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2012	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge) A	8.68%	1.52%	5.69%
Class T (incl. 3.50% sales charge) B	11.03%	1.75%	5.79%
Class B (incl. contingent deferred sales charge) C	9.47%	1.56%	5.82%
Class C (incl. contingent deferred sales charge) D	13.49%	1.95%	5.84%

A Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager 50%, the original class of the fund, which has no 12b-1 fee. Had Class A's 12b-1 fee been reflected, returns prior to October 2, 2006, would have been lower.

B Class T shares bear a 0.50% 12b-1 fee. The initial offering of Class T shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager 50%, the original class of the fund, which has no 12b-1 fee. Had Class T's 12b-1 fee been reflected, returns prior to October 2, 2006, would have been lower.

C Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager 50%, the original class of the fund, which has no 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to October 2, 2006, would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager 50%, the original class of the fund, which has no 12b-1 fee. Had Class C's 12b-1 fee been reflected, returns prior to October 2, 2006, would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 50% - Class A on September 30, 2002, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period. The initial offering of Class A took place on October 2, 2006. See above for additional information regarding the performance of Class A.

22,000
20,000
17,500
15,000
12,500
10,000
$9,400
2003
2004
2005
2006
2007
2008
2009
2010
2011
2012
Period Ending Values
$17,399 Fidelity Advisor Asset Manager 50% - Class A
$21,615 S&P 500® Index

Annual Report

Fidelity Advisor Asset Manager 60% - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2012	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	10.53%	0.75%
Class T (incl. 3.50% sales charge)	13.02%	0.98%
Class B (incl. contingent deferred sales charge) B	11.53%	0.81%
Class C (incl. contingent deferred sales charge) C	15.55%	1.20%

A From October 9, 2007.

B Class B shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 5% and 2%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 60% - Class A on October 9, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

10,500
10,000
9,000
8,000
7,000
6,000
5,000
$4,800
2008
2009
2010
2011
2012

Period Ending Values

$10,382 Fidelity Advisor Asset Manager 60% - Class A

$10,273 S&P 500 Index

Annual Report

Fidelity Advisor Asset Manager 70% - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2012	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge) A	12.57%	0.19%	5.96%
Class T (incl. 3.50% sales charge) B	14.86%	0.45%	6.10%
Class B (incl. contingent deferred sales charge)C	13.42%	0.36%	6.25%
Class C (incl. contingent deferred sales charge) D	17.49%	0.79%	6.27%

A Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on September 23, 2008. Returns prior to September 23, 2008 are those of Fidelity Asset Manager 70%, the original class of the fund, which has no 12b-1 fee. Had Class A's 12b-1 fee been reflected, returns prior to September 23, 2008, would have been lower.

B Class T shares bear a 0.50% 12b-1 fee. The initial offering of Class T shares took place on September 23, 2008. Returns prior to September 23, 2008 are those of Fidelity Asset Manager 70%, the original class of the fund, which has no 12b-1 fee. Had Class T's 12b-1 fee been reflected, returns prior to September 23, 2008, would have been lower.

C Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on September 23, 2008. Returns prior to September 23, 2008 are those of Fidelity Asset Manager 70%, the original class of the fund, which has no 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to September 23, 2008, would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on September 23, 2008. Returns prior to September 23, 2008 are those of Fidelity Asset Manager 70%, the original class of the fund, which has no 12b-1 fee. Had Class C's 12b-1 fee been reflected, returns prior to September 23, 2008, would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 70% - Class A on September 30, 2002, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period. The initial offering of Class A took place on September 23, 2008. See above for additional information regarding the performance of Class A.

22,000
20,000
17,500
15,000
12,500
10,000
$9,400
2003
2004
2005
2006
2007
2008
2009
2010
2011
2012
Period Ending Values
$17,840 Fidelity Advisor Asset Manager 70% - Class A
$21,615 S&P 500 Index

Annual Report

Fidelity Advisor Asset Manager 85% - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2012	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge) A	15.27%	-0.73%	8.15%
Class T (incl. 3.50% sales charge) B	17.59%	-0.53%	8.23%
Class B (incl. contingent deferred sales charge) C	16.24%	-0.76%	8.27%
Class C (incl. contingent deferred sales charge) D	20.44%	-0.32%	8.29%

A Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager 85%, the original class of the fund, which has no 12b-1 fee. Had Class A's 12b-1 fee been reflected, returns prior to October 2, 2006, would have been lower.

B Class T shares bear a 0.50% 12b-1 fee. The initial offering of Class T shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager 85%, the original class of the fund, which has no 12b-1 fee. Had Class T's 12b-1 fee been reflected, returns prior to October 2, 2006, would have been lower.

C Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager 85%, the original class of the fund, which has no 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to October 2, 2006, would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager 85%, the original class of the fund, which has no 12b-1 fee. Had Class C's 12b-1 fee been reflected, returns prior to October 2, 2006, would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 85% - Class A on September 30, 2002, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period. The initial offering of Class A took place on October 2, 2006. See above for additional information regarding the performance of Class A.

23,000
20,000
17,500
15,000
12,500
10,000
$9,400
2003
2004
2005
2006
2007
2008
2009
2010
2011
2012

Period Ending Values

$21,882 Fidelity Advisor Asset Manager 85% - Class A

$21,615 S&P 500 Index

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks overcame bouts of volatility en route to posting strong gains for the 12 months ending September 30, 2012, extending a general uptrend that began in March 2009. The broad-based S&P 500® Index advanced 30.20% for the period, while the blue-chip-laden Dow Jones Industrial AverageSM and technology-heavy Nasdaq Composite® Index rose 26.52% and 30.53%, respectively. Uncertainty prevailed early on, as Greece neared insolvency and fear of debt contagion in Europe led the S&P 500® in early October to its lowest level in more than a year. However, markets reversed course that same month, and the S&P 500® produced its largest monthly gain in two decades - a rally that stalled in the final two months of 2011, but picked up apace in the first quarter of 2012. Despite a turbulent spring, stocks pushed ahead for much of the remainder of the period, fueled by solid corporate earnings, brighter housing and employment data, and hope for a solution in the eurozone. Of the 10 sectors within the S&P 500®, consumer discretionary (+37%) and telecommunication services (+35%) performed best, while utilities (+13%) and consumer staples (+24%) produced the smallest, albeit still solid, gains. Small- and mid-cap stocks also fared well, with the Russell 2000® Index adding 31.91% and the Russell Midcap® Index rising 28.03%. Foreign developed-markets stocks showed a more modest 13.91% advance, according to the MSCI® EAFE® Index, held back by eurozone woes and local currency weakness. In the fixed-income arena, investors' search for higher returns helped bolster riskier assets such as high-yield bonds, with The BofA Merrill LynchSM US High Yield Constrained Index advancing 18.91%. Concurrently, demand for safer-haven investment-grade debt cooled somewhat, and the Barclays® U.S. Aggregate Bond Index rose just 5.16%. Not surprisingly, within the Barclays index, higher-yielding "spread" sectors such as corporate and mortgage securities outpaced U.S. Treasuries. Meanwhile, high-quality, short-term debt instruments saw flat performance, with the Barclays U.S. 3 Month Treasury Bellwether Index posting a 0.08% gain.

Comments from Geoff Stein, Portfolio Manager of Fidelity Advisor Asset Manager® Funds: For the year, the Class A, Class T, Class B and Class C shares of the seven Advisor Asset Manager funds registered mixed performance versus their Composite benchmarks. (For specific portfolio results, please refer to the performance section of this report.) Asset allocation was a significant contributor to performance. In particular, my strategy of maintaining lighter-than-benchmark allocations to cash and the more defensive investment-grade-bond category in favor of out-of-benchmark high-yield bonds, floating-rate bank-loan securities and Treasury Inflation-Protected Securities (TIPS) was successful. On a standalone basis, the return of the TIPS central fund lagged the Funds' Composite benchmarks. However, I use TIPS for their high credit quality and inflation-protection features as part of an integrated fixed-income strategy that, on a net basis, was the primary driver of the Funds' outperformance. Additionally, modestly overweighting U.S. equities, underweighting foreign developed-markets equities and having a small allocation to emerging-markets stocks provided a meaningful boost to relative performance. However, adverse U.S. stock selection late in 2011 partially offset the positive effect of my equity-allocation strategy. Elsewhere, a small stake in the lagging commodities index central fund modestly detracted from relative returns. Notwithstanding U.S. equities, overall security selection was beneficial for the Funds, led by solid picks in the investment-grade bond central fund. Positioning in corporate bonds, asset-backed securities, commercial mortgage-backed securities, collateralized mortgage obligations, TIPS and government-agency mortgage-backed securities helped the central fund outpace its index. Productive stock choices in the foreign developed-markets equity central fund also aided relative results.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

The Funds invest in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Funds, available only to other mutual funds and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. In addition to the direct expenses incurred by the Funds presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Funds also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Funds' annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2012 to September 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value April 1, 2012	Ending Account Value September 30, 2012	Expenses Paid During Period* April 1, 2012 to September 30, 2012
Fidelity Asset Manager 20%
Class A	.83%
Actual		$ 1,000.00	$ 1,026.50	$ 4.20
HypotheticalA		$ 1,000.00	$ 1,020.85	$ 4.19
Class T	1.10%
Actual		$ 1,000.00	$ 1,024.20	$ 5.57
HypotheticalA		$ 1,000.00	$ 1,019.50	$ 5.55
Class B	1.63%
Actual		$ 1,000.00	$ 1,022.30	$ 8.24
HypotheticalA		$ 1,000.00	$ 1,016.85	$ 8.22
Class C	1.60%
Actual		$ 1,000.00	$ 1,021.90	$ 8.09
HypotheticalA		$ 1,000.00	$ 1,017.00	$ 8.07
Asset Manager 20%	.54%
Actual		$ 1,000.00	$ 1,027.80	$ 2.74
HypotheticalA		$ 1,000.00	$ 1,022.30	$ 2.73
Institutional Class	.57%
Actual		$ 1,000.00	$ 1,027.00	$ 2.89
HypotheticalA		$ 1,000.00	$ 1,022.15	$ 2.88
	Annualized Expense Ratio	Beginning Account Value April 1, 2012	Ending Account Value September 30, 2012	Expenses Paid During Period* April 1, 2012 to September 30, 2012
Fidelity Asset Manager 30%
Class A	.88%
Actual		$ 1,000.00	$ 1,027.50	$ 4.46
HypotheticalA		$ 1,000.00	$ 1,020.60	$ 4.45
Class T	1.13%
Actual		$ 1,000.00	$ 1,026.10	$ 5.72
HypotheticalA		$ 1,000.00	$ 1,019.35	$ 5.70
Class B	1.65%
Actual		$ 1,000.00	$ 1,023.50	$ 8.35
HypotheticalA		$ 1,000.00	$ 1,016.75	$ 8.32
Class C	1.65%
Actual		$ 1,000.00	$ 1,023.80	$ 8.35
HypotheticalA		$ 1,000.00	$ 1,016.75	$ 8.32
Asset Manager 30%	.58%
Actual		$ 1,000.00	$ 1,029.20	$ 2.94
HypotheticalA		$ 1,000.00	$ 1,022.10	$ 2.93
Institutional Class	.65%
Actual		$ 1,000.00	$ 1,029.70	$ 3.30
HypotheticalA		$ 1,000.00	$ 1,021.75	$ 3.29
Fidelity Asset Manager 40%
Class A	.90%
Actual		$ 1,000.00	$ 1,027.20	$ 4.56
HypotheticalA		$ 1,000.00	$ 1,020.50	$ 4.55
Class T	1.15%
Actual		$ 1,000.00	$ 1,026.00	$ 5.82
HypotheticalA		$ 1,000.00	$ 1,019.25	$ 5.81
Class B	1.65%
Actual		$ 1,000.00	$ 1,023.10	$ 8.35
HypotheticalA		$ 1,000.00	$ 1,016.75	$ 8.32
Class C	1.65%
Actual		$ 1,000.00	$ 1,023.90	$ 8.35
HypotheticalA		$ 1,000.00	$ 1,016.75	$ 8.32
Asset Manager 40%	.58%
Actual		$ 1,000.00	$ 1,028.70	$ 2.94
HypotheticalA		$ 1,000.00	$ 1,022.10	$ 2.93
Institutional Class	.65%
Actual		$ 1,000.00	$ 1,028.40	$ 3.30
HypotheticalA		$ 1,000.00	$ 1,021.75	$ 3.29
Fidelity Asset Manager 50%
Class A	1.01%
Actual		$ 1,000.00	$ 1,025.90	$ 5.12
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.10
Class T	1.24%
Actual		$ 1,000.00	$ 1,024.10	$ 6.27
HypotheticalA		$ 1,000.00	$ 1,018.80	$ 6.26
Class B	1.75%
Actual		$ 1,000.00	$ 1,022.00	$ 8.85
HypotheticalA		$ 1,000.00	$ 1,016.25	$ 8.82
	Annualized Expense Ratio	Beginning Account Value April 1, 2012	Ending Account Value September 30, 2012	Expenses Paid During Period* April 1, 2012 to September 30, 2012
Class C	1.76%
Actual		$ 1,000.00	$ 1,021.70	$ 8.90
HypotheticalA		$ 1,000.00	$ 1,016.20	$ 8.87
Asset Manager 50%	.69%
Actual		$ 1,000.00	$ 1,027.40	$ 3.50
HypotheticalA		$ 1,000.00	$ 1,021.55	$ 3.49
Institutional Class	.74%
Actual		$ 1,000.00	$ 1,027.00	$ 3.75
HypotheticalA		$ 1,000.00	$ 1,021.30	$ 3.74
Fidelity Asset Manager 60%
Class A	1.08%
Actual		$ 1,000.00	$ 1,024.20	$ 5.47
HypotheticalA		$ 1,000.00	$ 1,019.60	$ 5.45
Class T	1.34%
Actual		$ 1,000.00	$ 1,023.30	$ 6.78
HypotheticalA		$ 1,000.00	$ 1,018.30	$ 6.76
Class B	1.85%
Actual		$ 1,000.00	$ 1,020.20	$ 9.34
HypotheticalA		$ 1,000.00	$ 1,015.75	$ 9.32
Class C	1.85%
Actual		$ 1,000.00	$ 1,020.30	$ 9.34
HypotheticalA		$ 1,000.00	$ 1,015.75	$ 9.32
Asset Manager 60%	.76%
Actual		$ 1,000.00	$ 1,026.10	$ 3.85
HypotheticalA		$ 1,000.00	$ 1,021.20	$ 3.84
Institutional Class	.84%
Actual		$ 1,000.00	$ 1,026.10	$ 4.25
HypotheticalA		$ 1,000.00	$ 1,020.80	$ 4.24
Fidelity Asset Manager 70%
Class A	1.08%
Actual		$ 1,000.00	$ 1,021.80	$ 5.46
HypotheticalA		$ 1,000.00	$ 1,019.60	$ 5.45
Class T	1.34%
Actual		$ 1,000.00	$ 1,020.00	$ 6.77
HypotheticalA		$ 1,000.00	$ 1,018.30	$ 6.76
Class B	1.90%
Actual		$ 1,000.00	$ 1,017.60	$ 9.58
HypotheticalA		$ 1,000.00	$ 1,015.50	$ 9.57
Class C	1.83%
Actual		$ 1,000.00	$ 1,018.30	$ 9.23
HypotheticalA		$ 1,000.00	$ 1,015.85	$ 9.22
Asset Manager 70%	.76%
Actual		$ 1,000.00	$ 1,023.60	$ 3.84
HypotheticalA		$ 1,000.00	$ 1,021.20	$ 3.84
Institutional Class	.80%
Actual		$ 1,000.00	$ 1,023.00	$ 4.05
HypotheticalA		$ 1,000.00	$ 1,021.00	$ 4.04
	Annualized Expense Ratio	Beginning Account Value April 1, 2012	Ending Account Value September 30, 2012	Expenses Paid During Period* April 1, 2012 to September 30, 2012
Fidelity Asset Manager 85%
Class A	1.08%
Actual		$ 1,000.00	$ 1,018.90	$ 5.45
HypotheticalA		$ 1,000.00	$ 1,019.60	$ 5.45
Class T	1.36%
Actual		$ 1,000.00	$ 1,017.50	$ 6.86
HypotheticalA		$ 1,000.00	$ 1,018.20	$ 6.86
Class B	1.91%
Actual		$ 1,000.00	$ 1,014.60	$ 9.62
HypotheticalA		$ 1,000.00	$ 1,015.45	$ 9.62
Class C	1.84%
Actual		$ 1,000.00	$ 1,015.40	$ 9.27
HypotheticalA		$ 1,000.00	$ 1,015.80	$ 9.27
Asset Manager 85%	.80%
Actual		$ 1,000.00	$ 1,020.20	$ 4.04
HypotheticalA		$ 1,000.00	$ 1,021.00	$ 4.04
Institutional Class	.81%
Actual		$ 1,000.00	$ 1,021.00	$ 4.09
HypotheticalA		$ 1,000.00	$ 1,020.95	$ 4.09

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than .01% to .18%

Annual Report

Fidelity Asset Manager 20%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2012
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	19.0	17.1
Fannie Mae	10.6	10.4
Freddie Mac	3.5	3.6
Ginnie Mae	2.6	2.6
Wachovia Bank Commercial Mortgage Trust	1.5	0.5
	37.2
Quality Diversification (% of fund's net assets)
As of September 30, 2012	As of March 31, 2012
U.S. Government and U.S. Government Agency Obligations 35.7%	U.S. Government and U.S. Government Agency Obligations 33.8%
AAA,AA,A 5.3%	AAA,AA,A 5.0%
BBB 7.6%	BBB 6.6%
BB and Below 8.3%	BB and Below 7.4%
Not Rated 0.6%	Not Rated 0.7%
Equities* 15.5%	Equities** 18.4%
Short-Term Investments and Net Other Assets (Liabilities) 27.0%	Short-Term Investments and Net Other Assets (Liabilities) 28.1%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%	**Includes investment in Fidelity Commodity Strategy Central Fund of 0.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.6	0.5
General Electric Co.	0.3	0.2
Procter & Gamble Co.	0.2	0.2
Google, Inc. Class A	0.2	0.1
British American Tobacco PLC sponsored ADR	0.2	0.2
	1.5
Asset Allocation (% of fund's net assets)
As of September 30, 2012	As of March 31, 2012
Stock Class and Equity Futures* 17.6%	Stock Class and Equity Futures** 19.0%
Bond Class 56.5%	Bond Class 53.0%
Short-Term Class 25.9%	Short-Term Class 28.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%	**Includes investment in Fidelity Commodity Strategy Central Fund of 0.5%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Fidelity Asset Manager 20%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2012
% of fund's net assets
Equity Central Funds
Fidelity Information Technology Central Fund	2.5
Fidelity Financials Central Fund	2.2
Fidelity Health Care Central Fund	1.6
Fidelity International Equity Central Fund	1.5
Fidelity Commodity Strategy Central Fund	1.5
Fidelity Consumer Discretionary Central Fund	1.4
Fidelity Industrials Central Fund	1.4
Fidelity Consumer Staples Central Fund	1.3
Fidelity Energy Central Fund	1.3
Fidelity Materials Central Fund	0.5
Fidelity Utilities Central Fund	0.5
Fidelity Telecom Services Central Fund	0.4
Total Equity Central Funds	16.1
Fixed-Income Central Funds
High Yield Fixed-Income Funds	8.6
Investment Grade Fixed-Income Funds	50.5
Total Fixed-Income Central Funds	59.1
Money Market Central Funds	24.7
U.S. Treasury Obligations	0.1
Net Other Assets (Liabilities)	0.0*
Total	100.0
* Amount represents less than 0.1%
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 5.6% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 20%

Investments September 30, 2012

Showing Percentage of Net Assets

Equity Central Funds - 16.1%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	6,364,838	$ 71,540,780
Fidelity Consumer Discretionary Central Fund (c)	447,803	67,573,452
Fidelity Consumer Staples Central Fund (c)	374,161	60,258,579
Fidelity Energy Central Fund (c)	516,233	63,919,995
Fidelity Financials Central Fund (c)	1,799,010	104,990,249
Fidelity Health Care Central Fund (c)	462,742	75,718,455
Fidelity Industrials Central Fund (c)	437,157	66,648,918
Fidelity Information Technology Central Fund (c)	610,480	116,619,970
Fidelity International Equity Central Fund (c)	1,049,862	68,870,933
Fidelity Materials Central Fund (c)	134,070	24,171,427
Fidelity Telecom Services Central Fund (c)	124,215	17,378,953
Fidelity Utilities Central Fund (c)	207,261	24,224,645
TOTAL EQUITY CENTRAL FUNDS (Cost $654,192,702)		761,916,356
Fixed-Income Central Funds - 59.1%

High Yield Fixed-Income Funds - 8.6%
Fidelity Emerging Markets Debt Central Fund (c)	2,283,582	25,187,911
Fidelity Floating Rate Central Fund (c)	2,261,830	236,383,820
Fidelity High Income Central Fund 1 (c)	1,421,642	144,211,359
TOTAL HIGH YIELD FIXED-INCOME FUNDS		405,783,090
Investment Grade Fixed-Income Funds - 50.5%
Fidelity Inflation-Protected Bond Index Central Fund (c)	1,832,751	187,911,985
Fidelity Tactical Income Central Fund (c)	20,091,384	2,192,773,597
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,380,685,582
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,585,799,618)		2,786,468,672
Money Market Central Funds - 24.7%

Fidelity Cash Central Fund, 0.17% (a)	423,170,431	423,170,431
Fidelity Money Market Central Fund, 0.36% (a)	741,583,636	741,583,636
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $1,164,754,067)		1,164,754,067
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.1% 12/20/12 (b) (Cost $4,798,936)	$ 4,800,000	$ 4,799,123
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,409,545,323)	4,717,938,218
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,251,376)
NET ASSETS - 100%	$ 4,716,686,842
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1,289 CME E-mini S&P 500 Index Contracts	Dec. 2012	$ 92,434,190	$ (1,428,213)

The face value of futures purchased as a percentage of net assets is 2.0%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,799,123.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 463,636
Fidelity Commodity Strategy Central Fund	57,383
Fidelity Consumer Discretionary Central Fund	794,235
Fidelity Consumer Staples Central Fund	1,635,144
Fidelity Emerging Markets Debt Central Fund	1,446,940
Fidelity Emerging Markets Equity Central Fund	191,417
Fidelity Energy Central Fund	1,070,149
Fidelity Financials Central Fund	1,605,215
Fidelity Floating Rate Central Fund	10,273,630
Fidelity Health Care Central Fund	768,990
Fidelity High Income Central Fund 1	9,420,520
Fidelity Industrials Central Fund	1,204,084
Fidelity Information Technology Central Fund	682,813
Fidelity International Equity Central Fund	3,558,977
Fidelity Materials Central Fund	391,624
Fidelity Money Market Central Fund	2,836,611
Fidelity Tactical Income Central Fund	54,324,779
Fidelity Telecom Services Central Fund	495,557
Fidelity Utilities Central Fund	729,001
Total	$ 91,950,705
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 66,142	$ 90,535,411	$ 20,610,290	$ 71,540,780	9.6%
Fidelity Consumer Discretionary Central Fund	45,800,662	12,480,993	6,323,777	67,573,452	7.4%
Fidelity Consumer Staples Central Fund	47,186,976	12,324,378	10,459,368	60,258,579	6.8%
Fidelity Emerging Markets Debt Central Fund	18,474,704	5,139,758	1,379,027	25,187,911	22.1%
Fidelity Emerging Markets Equity Central Fund	23,187,808	3,684,711	31,382,168	-	0.0%
Fidelity Energy Central Fund	49,177,444	12,955,555	9,494,017	63,919,995	7.1%
Fidelity Financials Central Fund	69,322,940	26,302,068	13,940,269	104,990,249	7.5%
Fidelity Floating Rate Central Fund	114,683,799	189,617,874	84,417,694	236,383,820	14.9%
Fidelity Health Care Central Fund	54,800,471	14,271,689	12,357,919	75,718,455	7.3%
Fidelity High Income Central Fund 1	117,444,135	35,987,084	22,502,368	144,211,359	26.8%
Fidelity Industrials Central Fund	48,819,734	14,024,914	11,068,226	66,648,918	7.5%
Fidelity Inflation-Protected Bond Index Central Fund	-	184,718,569	1,147,575	187,911,985	28.9%
Fidelity Information Technology Central Fund	87,435,476	23,713,715	20,222,209	116,619,970	7.1%
Fidelity International Equity Central Fund	144,821,347	50,482,204	140,655,240	68,870,933	5.1%
Fidelity Materials Central Fund	17,715,319	4,651,676	4,413,313	24,171,427	7.7%
Fidelity Tactical Income Central Fund	1,806,296,696	504,293,200	198,405,627	2,192,773,597	36.7%
Fidelity Telecom Services Central Fund	13,872,485	3,362,917	3,548,926	17,378,953	6.8%
Fidelity Utilities Central Fund	18,624,919	5,126,029	2,099,573	24,224,645	7.6%
Total	$ 2,677,731,057	$ 1,193,672,745	$ 594,427,586	$ 3,548,385,028
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 761,916,356	$ 761,916,356	$ -	$ -
Fixed-Income Central Funds	2,786,468,672	2,786,468,672	-	-
Money Market Central Funds	1,164,754,067	1,164,754,067	-	-
U.S. Treasury Obligations	4,799,123	-	4,799,123	-
Total Investments in Securities:	$ 4,717,938,218	$ 4,713,139,095	$ 4,799,123	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (1,428,213)	$ (1,428,213)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (1,428,213)
Total Value of Derivatives	$ -	$ (1,428,213)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 20%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,798,936)	$ 4,799,123
Fidelity Central Funds (cost $4,404,746,387)	4,713,139,095
Total Investments (cost $4,409,545,323)		$ 4,717,938,218
Receivable for investments sold		1,149,244
Receivable for fund shares sold		4,264,666
Distributions receivable from Fidelity Central Funds		64,229
Other receivables		20,086
Total assets		4,723,436,443

Liabilities
Payable for investments purchased	$ 465,229
Payable for fund shares redeemed	3,725,924
Accrued management fee	1,616,402
Distribution and service plan fees payable	38,632
Payable for daily variation margin on futures contracts	444,705
Other affiliated payables	432,938
Other payables and accrued expenses	25,771
Total liabilities		6,749,601

Net Assets		$ 4,716,686,842
Net Assets consist of:
Paid in capital		$ 4,440,289,825
Undistributed net investment income		5,459,303
Accumulated undistributed net realized gain (loss) on investments		(36,026,968)
Net unrealized appreciation (depreciation) on investments		306,964,682
Net Assets		$ 4,716,686,842

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($46,763,401 ÷ 3,498,664 shares)		$ 13.37

Maximum offering price per share (100/94.25 of $13.37)		$ 14.19
Class T: Net Asset Value and redemption price per share ($18,869,716 ÷ 1,414,050 shares)		$ 13.34

Maximum offering price per share (100/96.50 of $13.34)		$ 13.82
Class B: Net Asset Value and offering price per share ($2,731,592 ÷ 204,954 shares)A		$ 13.33

Class C: Net Asset Value and offering price per share ($22,599,994 ÷ 1,698,652 shares)A		$ 13.30

Asset Manager 20%: Net Asset Value, offering price and redemption price per share ($4,595,339,464 ÷ 343,267,872 shares)		$ 13.39

Institutional Class: Net Asset Value, offering price and redemption price per share ($30,382,675 ÷ 2,270,533 shares)		$ 13.38

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 20%
Financial Statements - continued

Statement of Operations

	Year ended September 30, 2012

Investment Income
Dividends		$ 559,542
Interest		1,555
Income from Fidelity Central Funds		91,950,705
Total income		92,511,802

Expenses
Management fee	$ 17,564,234
Transfer agent fees	3,814,603
Distribution and service plan fees	437,793
Accounting fees and expenses	1,140,206
Custodian fees and expenses	1,608
Independent trustees' compensation	14,880
Registration fees	225,993
Audit	35,873
Legal	20,065
Miscellaneous	37,040
Total expenses before reductions	23,292,295
Expense reductions	(162,073)	23,130,222
Net investment income (loss)		69,381,580
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,458,407
Fidelity Central Funds	7,004,247
Futures contracts	10,986,759
Capital gain distributions from Fidelity Central Funds	102,362
Total net realized gain (loss)		23,551,775
Change in net unrealized appreciation (depreciation) on: Investment securities	262,179,344
Futures contracts	1,379,989
Total change in net unrealized appreciation (depreciation)		263,559,333
Net gain (loss)		287,111,108
Net increase (decrease) in net assets resulting from operations		$ 356,492,688

Statement of Changes in Net Assets

	Year ended September 30, 2012	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 69,381,580	$ 63,536,387
Net realized gain (loss)	23,551,775	62,599,980
Change in net unrealized appreciation (depreciation)	263,559,333	(50,562,030)
Net increase (decrease) in net assets resulting from operations	356,492,688	75,574,337
Distributions to shareholders from net investment income	(69,799,065)	(63,282,114)
Distributions to shareholders from net realized gain	(46,550,220)	(3,918,088)
Total distributions	(116,349,285)	(67,200,202)
Share transactions - net increase (decrease)	807,470,991	524,800,432
Total increase (decrease) in net assets	1,047,614,394	533,174,567

Net Assets
Beginning of period	3,669,072,448	3,135,897,881
End of period (including undistributed net investment income of $5,459,303 and undistributed net investment income of $6,348,772, respectively)	$ 4,716,686,842	$ 3,669,072,448

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.62	$ 12.55	$ 11.80	$ 11.35	$ 12.90
Income from Investment Operations
Net investment income (loss) C	.18	.19	.22	.33	.39
Net realized and unrealized gain (loss)	.91	.09	.74	.48	(1.27)
Total from investment operations	1.09	.28	.96	.81	(.88)
Distributions from net investment income	(.18)	(.20)	(.21)	(.36)	(.42)
Distributions from net realized gain	(.16)	(.02)	(.01)	-	(.25)
Total distributions	(.34)	(.21) G	(.21) H	(.36)	(.67)
Net asset value, end of period	$ 13.37	$ 12.62	$ 12.55	$ 11.80	$ 11.35
Total Return A,B	8.76%	2.22%	8.26%	7.51%	(7.18)%
Ratios to Average Net Assets D,F
Expenses before reductions	.84%	.85%	.84%	.87%	.86%
Expenses net of fee waivers, if any	.84%	.85%	.84%	.87%	.86%
Expenses net of all reductions	.83%	.85%	.83%	.87%	.86%
Net investment income (loss)	1.36%	1.51%	1.80%	3.01%	3.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,763	$ 36,016	$ 31,268	$ 24,488	$ 8,030
Portfolio turnover rate E	23%	19%	18%	16%	5%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.21 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.015 per share.

H Total distributions of $.21 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.005 per share.

Financial Highlights - Class T

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.60	$ 12.53	$ 11.78	$ 11.33	$ 12.88
Income from Investment Operations
Net investment income (loss) C	.14	.16	.19	.30	.36
Net realized and unrealized gain (loss)	.90	.09	.74	.48	(1.28)
Total from investment operations	1.04	.25	.93	.78	(.92)
Distributions from net investment income	(.15)	(.16)	(.18)	(.33)	(.38)
Distributions from net realized gain	(.16)	(.02)	(.01)	-	(.25)
Total distributions	(.30) G	(.18)	(.18) H	(.33)	(.63)
Net asset value, end of period	$ 13.34	$ 12.60	$ 12.53	$ 11.78	$ 11.33
Total Return A,B	8.39%	1.96%	8.00%	7.26%	(7.43)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.10%	1.11%	1.09%	1.11%	1.12%
Expenses net of fee waivers, if any	1.10%	1.10%	1.09%	1.11%	1.12%
Expenses net of all reductions	1.10%	1.10%	1.09%	1.11%	1.12%
Net investment income (loss)	1.09%	1.26%	1.55%	2.76%	2.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,870	$ 17,765	$ 15,771	$ 10,032	$ 4,915
Portfolio turnover rate E	23%	19%	18%	16%	5%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.30 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.155 per share.

H Total distributions of $.18 per share is comprised of distributions from net investment income of $.179 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.59	$ 12.51	$ 11.77	$ 11.32	$ 12.87
Income from Investment Operations
Net investment income (loss) C	.07	.09	.12	.24	.29
Net realized and unrealized gain (loss)	.90	.10	.74	.49	(1.27)
Total from investment operations	.97	.19	.86	.73	(.98)
Distributions from net investment income	(.08)	(.09)	(.11)	(.28)	(.32)
Distributions from net realized gain	(.16)	(.02)	(.01)	-	(.25)
Total distributions	(.23) G	(.11)	(.12)	(.28)	(.57)
Net asset value, end of period	$ 13.33	$ 12.59	$ 12.51	$ 11.77	$ 11.32
Total Return A,B	7.81%	1.48%	7.34%	6.70%	(7.89)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.64%	1.65%	1.67%	1.69%	1.67%
Expenses net of fee waivers, if any	1.64%	1.65%	1.65%	1.65%	1.66%
Expenses net of all reductions	1.64%	1.64%	1.64%	1.65%	1.66%
Net investment income (loss)	.55%	.72%	.99%	2.23%	2.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,732	$ 3,044	$ 3,717	$ 2,712	$ 1,975
Portfolio turnover rate E	23%	19%	18%	16%	5%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.23 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.155 per share.

Financial Highlights - Class C

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.57	$ 12.50	$ 11.76	$ 11.31	$ 12.86
Income from Investment Operations
Net investment income (loss) C	.08	.10	.12	.24	.29
Net realized and unrealized gain (loss)	.89	.09	.74	.49	(1.26)
Total from investment operations	.97	.19	.86	.73	(.97)
Distributions from net investment income	(.08)	(.10)	(.12)	(.28)	(.33)
Distributions from net realized gain	(.16)	(.02)	(.01)	-	(.25)
Total distributions	(.24)	(.12)	(.12) G	(.28)	(.58)
Net asset value, end of period	$ 13.30	$ 12.57	$ 12.50	$ 11.76	$ 11.31
Total Return A,B	7.80%	1.48%	7.40%	6.75%	(7.87)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.60%	1.61%	1.61%	1.63%	1.65%
Expenses net of fee waivers, if any	1.60%	1.61%	1.61%	1.63%	1.65%
Expenses net of all reductions	1.60%	1.60%	1.60%	1.63%	1.64%
Net investment income (loss)	.59%	.76%	1.03%	2.24%	2.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,600	$ 19,325	$ 15,728	$ 9,189	$ 3,668
Portfolio turnover rate E	23%	19%	18%	16%	5%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.12 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 20%

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.64	$ 12.57	$ 11.82	$ 11.36	$ 12.91
Income from Investment Operations
Net investment income (loss) B	.22	.23	.25	.35	.43
Net realized and unrealized gain (loss)	.91	.09	.75	.50	(1.28)
Total from investment operations	1.13	.32	1.00	.85	(.85)
Distributions from net investment income	(.22)	(.23)	(.24)	(.39)	(.45)
Distributions from net realized gain	(.16)	(.02)	(.01)	-	(.25)
Total distributions	(.38)	(.25)	(.25)	(.39)	(.70)
Net asset value, end of period	$ 13.39	$ 12.64	$ 12.57	$ 11.82	$ 11.36
Total Return A	9.06%	2.52%	8.54%	7.90%	(6.90)%
Ratios to Average Net Assets C,E
Expenses before reductions	.54%	.55%	.56%	.58%	.56%
Expenses net of fee waivers, if any	.54%	.55%	.56%	.58%	.56%
Expenses net of all reductions	.54%	.54%	.56%	.58%	.56%
Net investment income (loss)	1.65%	1.82%	2.08%	3.30%	3.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,595,339	$ 3,569,848	$ 3,064,676	$ 2,305,692	$ 2,265,384
Portfolio turnover rate D	23%	19%	18%	16%	5%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.64	$ 12.56	$ 11.82	$ 11.35	$ 12.90
Income from Investment Operations
Net investment income (loss) B	.21	.23	.25	.36	.42
Net realized and unrealized gain (loss)	.90	.10	.74	.50	(1.27)
Total from investment operations	1.11	.33	.99	.86	(.85)
Distributions from net investment income	(.22)	(.23)	(.24)	(.39)	(.45)
Distributions from net realized gain	(.16)	(.02)	(.01)	-	(.25)
Total distributions	(.37) F	(.25)	(.25)	(.39)	(.70)
Net asset value, end of period	$ 13.38	$ 12.64	$ 12.56	$ 11.82	$ 11.35
Total Return A	8.94%	2.57%	8.46%	8.00%	(6.91)%
Ratios to Average Net Assets C,E
Expenses before reductions	.58%	.59%	.56%	.56%	.57%
Expenses net of fee waivers, if any	.58%	.59%	.56%	.56%	.57%
Expenses net of all reductions	.57%	.59%	.55%	.56%	.56%
Net investment income (loss)	1.62%	1.77%	2.09%	3.32%	3.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,383	$ 23,073	$ 4,739	$ 2,697	$ 1,722
Portfolio turnover rate D	23%	19%	18%	16%	5%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.37 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 30%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2012
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	18.9	17.1
Fannie Mae	10.6	10.4
Freddie Mac	3.5	3.6
Ginnie Mae	2.5	2.6
Wachovia Bank Commercial Mortgage Trust	1.5	0.5
	37.0
Quality Diversification (% of fund's net assets)
As of September 30, 2012	As of March 31, 2012
U.S. Government and U.S. Government Agency Obligations 35.5%	U.S. Government and U.S. Government Agency Obligations 33.8%
AAA,AA,A 5.3%	AAA,AA,A 5.0%
BBB 7.6%	BBB 6.6%
BB and Below 8.4%	BB and Below 7.4%
Not Rated 0.6%	Not Rated 0.7%
Equities* 25.4%	Equities** 28.2%
Short-Term Investments and Net Other Assets (Liabilities) 17.2%	Short-Term Investments and Net Other Assets (Liabilities) 18.3%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%	**Includes investment in Fidelity Commodity Strategy Central Fund of 0.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.8	0.8
General Electric Co.	0.4	0.3
Procter & Gamble Co.	0.3	0.3
Google, Inc. Class A	0.3	0.1
Chevron Corp.	0.3	0.4
	2.1
Asset Allocation (% of fund's net assets)
As of September 30, 2012	As of March 31, 2012
Stock Class and Equity Futures* 27.4%	Stock Class and Equity Futures** 28.4%
Bond Class 56.3%	Bond Class 53.0%
Short-Term Class 16.3%	Short-Term Class 18.6%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%	**Includes investment in Fidelity Commodity Strategy Central Fund of 0.5%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Fidelity Asset Manager 30%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2012
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	4.0
Fidelity Information Technology Central Fund	3.8
Fidelity Financials Central Fund	3.4
Fidelity Health Care Central Fund	2.5
Fidelity Consumer Discretionary Central Fund	2.3
Fidelity Energy Central Fund	2.1
Fidelity Industrials Central Fund	2.1
Fidelity Consumer Staples Central Fund	2.0
Fidelity Commodity Strategy Central Fund	1.5
Fidelity Materials Central Fund	0.8
Fidelity Utilities Central Fund	0.7
Fidelity Telecom Services Central Fund	0.6
Fidelity Emerging Markets Equity Central Fund	0.4
Total Equity Central Funds	26.2
Fixed-Income Central Funds
High Yield Fixed-Income Funds	8.6
Investment Grade Fixed-Income Funds	50.3
Total Fixed-Income Central Funds	58.9
Money Market Central Funds	14.8
U.S. Treasury Obligations	0.1
Net Other Assets (Liabilities)	0.0*
Total	100.0
* Amount represents less than 0.1%
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 9.7% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 30%

Investments September 30, 2012

Showing Percentage of Net Assets

Equity Central Funds - 26.2%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	529,168	$ 5,947,844
Fidelity Consumer Discretionary Central Fund (c)	58,910	8,889,467
Fidelity Consumer Staples Central Fund (c)	48,022	7,734,006
Fidelity Emerging Markets Equity Central Fund (c)	8,971	1,754,450
Fidelity Energy Central Fund (c)	66,973	8,292,623
Fidelity Financials Central Fund (c)	231,888	13,532,981
Fidelity Health Care Central Fund (c)	60,725	9,936,447
Fidelity Industrials Central Fund (c)	53,290	8,124,620
Fidelity Information Technology Central Fund (c)	78,486	14,993,183
Fidelity International Equity Central Fund (c)	238,814	15,666,174
Fidelity Materials Central Fund (c)	16,595	2,991,887
Fidelity Telecom Services Central Fund (c)	15,818	2,213,035
Fidelity Utilities Central Fund (c)	24,494	2,862,839
TOTAL EQUITY CENTRAL FUNDS (Cost $90,307,125)		102,939,556
Fixed-Income Central Funds - 58.9%

High Yield Fixed-Income Funds - 8.6%
Fidelity Emerging Markets Debt Central Fund (c)	186,865	2,061,118
Fidelity Floating Rate Central Fund (c)	189,120	19,764,972
Fidelity High Income Central Fund 1 (c)	117,411	11,910,169
TOTAL HIGH YIELD FIXED-INCOME FUNDS		33,736,259
Investment Grade Fixed-Income Funds - 50.3%
Fidelity Inflation-Protected Bond Index Central Fund (c)	152,526	15,638,466
Fidelity Tactical Income Central Fund (c)	1,671,914	182,472,640
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		198,111,106
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $217,019,774)		231,847,365
Money Market Central Funds - 14.8%

Fidelity Cash Central Fund, 0.17% (a)	35,969,231	35,969,231
Fidelity Money Market Central Fund, 0.36% (a)	22,350,948	22,350,948
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $58,320,179)		58,320,179
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.1% 11/23/12 to 12/20/12 (b) (Cost $449,903)	$ 450,000	$ 449,920
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $366,096,981)	393,557,020
NET OTHER ASSETS (LIABILITIES) - 0.0%	(44,129)
NET ASSETS - 100%	$ 393,512,891
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
108 CME E-mini S&P 500 Index Contracts	Dec. 2012	$ 7,744,680	$ (119,664)
6 NYSE E-mini MSCI Emerging Markets Index Contracts	Dec. 2012	298,200	4,699
TOTAL EQUITY INDEX CONTRACTS		$ 8,042,880	$ (114,965)

The face value of futures purchased as a percentage of net assets is 2.1%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $449,920.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 40,108
Fidelity Commodity Strategy Central Fund	4,404
Fidelity Consumer Discretionary Central Fund	93,721
Fidelity Consumer Staples Central Fund	192,701
Fidelity Emerging Markets Debt Central Fund	105,846
Fidelity Emerging Markets Equity Central Fund	48,630
Fidelity Energy Central Fund	125,520
Fidelity Financials Central Fund	192,731
Fidelity Floating Rate Central Fund	788,241
Fidelity Health Care Central Fund	91,620
Fidelity High Income Central Fund 1	714,740
Fidelity Industrials Central Fund	140,306
Fidelity Information Technology Central Fund	81,032
Fidelity International Equity Central Fund	531,977
Fidelity Materials Central Fund	44,502
Fidelity Money Market Central Fund	85,494
Fidelity Tactical Income Central Fund	4,125,368
Fidelity Telecom Services Central Fund	55,570
Fidelity Utilities Central Fund	84,498
Total	$ 7,547,009
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 4,338	$ 7,447,789	$ 1,624,149	$ 5,947,844	0.8%
Fidelity Consumer Discretionary Central Fund	4,527,444	3,172,801	582,745	8,889,467	1.0%
Fidelity Consumer Staples Central Fund	4,514,241	3,144,531	1,204,602	7,734,006	0.9%
Fidelity Emerging Markets Debt Central Fund	1,099,064	799,262	52,905	2,061,118	1.8%
Fidelity Emerging Markets Equity Central Fund	2,650,161	1,485,567	2,938,116	1,754,450	0.8%
Fidelity Energy Central Fund	4,852,034	3,302,309	1,089,031	8,292,623	0.9%
Fidelity Financials Central Fund	6,935,833	5,927,524	2,000,064	13,532,981	1.0%
Fidelity Floating Rate Central Fund	7,371,402	17,867,358	6,722,889	19,764,972	1.2%
Fidelity Health Care Central Fund	5,426,053	3,474,947	1,203,599	9,936,447	1.0%
Fidelity High Income Central Fund 1	7,455,874	4,917,334	1,418,191	11,910,169	2.2%
Fidelity Industrials Central Fund	4,765,482	3,223,106	1,500,675	8,124,620	0.9%
Fidelity Inflation-Protected Bond Index Central Fund	-	15,488,750	203,345	15,638,466	2.4%
Fidelity Information Technology Central Fund	8,538,750	5,903,424	2,365,389	14,993,183	0.9%
Fidelity International Equity Central Fund	14,610,379	8,771,113	9,611,651	15,666,174	1.2%
Fidelity Materials Central Fund	1,713,575	1,176,702	576,809	2,991,887	1.0%
Fidelity Tactical Income Central Fund	113,762,037	76,431,215	14,117,559	182,472,640	3.1%
Fidelity Telecom Services Central Fund	1,219,966	867,227	293,518	2,213,035	0.9%
Fidelity Utilities Central Fund	1,773,438	1,284,957	494,777	2,862,839	0.9%
Total	$ 191,220,071	$ 164,685,916	$ 48,000,014	$ 334,786,921
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 102,939,556	$ 102,939,556	$ -	$ -
Fixed-Income Central Funds	231,847,365	231,847,365	-	-
Money Market Central Funds	58,320,179	58,320,179	-	-
U.S. Treasury Obligations	449,920	-	449,920	-
Total Investments in Securities:	$ 393,557,020	$ 393,107,100	$ 449,920	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 4,699	$ 4,699	$ -	$ -
Liabilities
Futures Contracts	$ (119,664)	$ (119,664)	$ -	$ -
Total Derivative Instruments:	$ (114,965)	$ (114,965)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 4,699	$ (119,664)
Total Value of Derivatives	$ 4,699	$ (119,664)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 30%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $449,903)	$ 449,920
Fidelity Central Funds (cost $365,647,078)	393,107,100
Total Investments (cost $366,096,981)		$ 393,557,020
Receivable for investments sold		108,203
Receivable for fund shares sold		667,168
Distributions receivable from Fidelity Central Funds		5,460
Receivable from investment adviser for expense reductions		705
Other receivables		2,556
Total assets		394,341,112

Liabilities
Payable for investments purchased	$ 371,835
Payable for fund shares redeemed	208,915
Accrued management fee	134,221
Distribution and service plan fees payable	12,518
Payable for daily variation margin on futures contracts	39,330
Other affiliated payables	40,057
Other payables and accrued expenses	21,345
Total liabilities		828,221

Net Assets		$ 393,512,891
Net Assets consist of:
Paid in capital		$ 369,009,856
Undistributed net investment income		275,031
Accumulated undistributed net realized gain (loss) on investments		(3,117,070)
Net unrealized appreciation (depreciation) on investments		27,345,074
Net Assets		$ 393,512,891

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($11,430,506 ÷ 1,126,227 shares)		$ 10.15

Maximum offering price per share (100/94.25 of $10.15)		$ 10.77
Class T: Net Asset Value and redemption price per share ($6,542,211 ÷ 645,163 shares)		$ 10.14

Maximum offering price per share (100/96.50 of $10.14)		$ 10.51
Class B: Net Asset Value and offering price per share ($1,118,265 ÷ 110,301 shares)A		$ 10.14

Class C: Net Asset Value and offering price per share ($7,937,221 ÷ 784,484 shares)A		$ 10.12

Asset Manager 30%: Net Asset Value, offering price and redemption price per share ($364,385,880 ÷ 35,884,931 shares)		$ 10.15

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,098,808 ÷ 206,641 shares)		$ 10.16

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2012

Investment Income
Dividends		$ 35,368
Interest		127
Income from Fidelity Central Funds		7,547,009
Total income		7,582,504

Expenses
Management fee	$ 1,348,537
Transfer agent fees	284,576
Distribution and service plan fees	138,460
Accounting fees and expenses	134,614
Custodian fees and expenses	926
Independent trustees' compensation	1,106
Registration fees	93,853
Audit	39,617
Legal	1,282
Miscellaneous	2,176
Total expenses before reductions	2,045,147
Expense reductions	(19,143)	2,026,004
Net investment income (loss)		5,556,500
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	324,004
Fidelity Central Funds	(1,834,206)
Futures contracts	681,208
Capital gain distributions from Fidelity Central Funds	7,025
Total net realized gain (loss)		(821,969)
Change in net unrealized appreciation (depreciation) on: Investment securities	28,580,705
Futures contracts	87,027
Total change in net unrealized appreciation (depreciation)		28,667,732
Net gain (loss)		27,845,763
Net increase (decrease) in net assets resulting from operations		$ 33,402,263

Statement of Changes in Net Assets

	Year ended September 30, 2012	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,556,500	$ 3,521,806
Net realized gain (loss)	(821,969)	3,649,060
Change in net unrealized appreciation (depreciation)	28,667,732	(7,452,507)
Net increase (decrease) in net assets resulting from operations	33,402,263	(281,641)
Distributions to shareholders from net investment income	(5,461,061)	(3,364,493)
Distributions to shareholders from net realized gain	(3,126,905)	(4,696,545)
Total distributions	(8,587,966)	(8,061,038)
Share transactions - net increase (decrease)	138,148,131	109,056,408
Total increase (decrease) in net assets	162,962,428	100,713,729

Net Assets
Beginning of period	230,550,463	129,836,734
End of period (including undistributed net investment income of $275,031 and undistributed net investment income of $354,890, respectively)	$ 393,512,891	$ 230,550,463

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2012	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.37	$ 9.66	$ 9.04	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.14	.16	.17	.22	.24
Net realized and unrealized gain (loss)	.89	.01 H	.67	.40	(1.39)
Total from investment operations	1.03	.17	.84	.62	(1.15)
Distributions from net investment income	(.14)	(.15)	(.17)	(.24)	(.19)
Distributions from net realized gain	(.11)	(.31)	(.05)	-	-
Total distributions	(.25)	(.46)	(.22)	(.24)	(.19)
Net asset value, end of period	$ 10.15	$ 9.37	$ 9.66	$ 9.04	$ 8.66
Total Return B,C,D	11.20%	1.67%	9.39%	7.50%	(11.63)%
Ratios to Average Net Assets F,J
Expenses before reductions	.89%	.91%	.98%	1.21%	1.66% A
Expenses net of fee waivers, if any	.89%	.90%	.90%	.90%	.98% A
Expenses net of all reductions	.88%	.89%	.89%	.89%	.98% A
Net investment income (loss)	1.46%	1.63%	1.83%	2.75%	2.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,431	$ 9,024	$ 7,495	$ 4,305	$ 1,159
Portfolio turnover rate G	21%	21%	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period October 9, 2007 (commencement of operations) to September 30, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class T

Years ended September 30,	2012	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.36	$ 9.65	$ 9.03	$ 8.65	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.12	.14	.15	.20	.22
Net realized and unrealized gain (loss)	.89	.01 H	.67	.40	(1.40)
Total from investment operations	1.01	.15	.82	.60	(1.18)
Distributions from net investment income	(.12)	(.13)	(.15)	(.22)	(.17)
Distributions from net realized gain	(.11)	(.31)	(.05)	-	-
Total distributions	(.23)	(.44)	(.20)	(.22)	(.17)
Net asset value, end of period	$ 10.14	$ 9.36	$ 9.65	$ 9.03	$ 8.65
Total Return B,C,D	10.91%	1.47%	9.15%	7.25%	(11.91)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.14%	1.13%	1.19%	1.46%	1.97% A
Expenses net of fee waivers, if any	1.14%	1.13%	1.15%	1.15%	1.20% A
Expenses net of all reductions	1.13%	1.13%	1.14%	1.14%	1.20% A
Net investment income (loss)	1.21%	1.39%	1.58%	2.50%	2.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,542	$ 4,885	$ 5,800	$ 2,181	$ 1,074
Portfolio turnover rate G	21%	21%	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period October 9, 2007 (commencement of operations) to September 30, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2012	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.36	$ 9.65	$ 9.03	$ 8.65	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.09	.10	.16	.17
Net realized and unrealized gain (loss)	.89	- H,K	.67	.40	(1.39)
Total from investment operations	.96	.09	.77	.56	(1.22)
Distributions from net investment income	(.07)	(.07)	(.11)	(.18)	(.13)
Distributions from net realized gain	(.11)	(.31)	(.05)	-	-
Total distributions	(.18)	(.38)	(.15) L	(.18)	(.13)
Net asset value, end of period	$ 10.14	$ 9.36	$ 9.65	$ 9.03	$ 8.65
Total Return B,C,D	10.37%	.89%	8.62%	6.73%	(12.30)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.68%	1.70%	1.78%	2.00%	2.71% A
Expenses net of fee waivers, if any	1.65%	1.65%	1.65%	1.65%	1.73% A
Expenses net of all reductions	1.64%	1.64%	1.64%	1.65%	1.73% A
Net investment income (loss)	.69%	.88%	1.08%	2.00%	1.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,118	$ 1,076	$ 1,336	$ 773	$ 480
Portfolio turnover rate G	21%	21%	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period October 9, 2007 (commencement of operations) to September 30, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Total distributions of $.15 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.045 per share.

Financial Highlights - Class C

Years ended September 30,	2012	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.34	$ 9.63	$ 9.01	$ 8.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.09	.10	.16	.17
Net realized and unrealized gain (loss)	.89	.01 H	.67	.39	(1.39)
Total from investment operations	.96	.10	.77	.55	(1.22)
Distributions from net investment income	(.07)	(.08)	(.10)	(.18)	(.14)
Distributions from net realized gain	(.11)	(.31)	(.05)	-	-
Total distributions	(.18)	(.39)	(.15)	(.18)	(.14)
Net asset value, end of period	$ 10.12	$ 9.34	$ 9.63	$ 9.01	$ 8.64
Total Return B,C,D	10.41%	.92%	8.63%	6.62%	(12.30)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.66%	1.67%	1.72%	1.95%	2.37% A
Expenses net of fee waivers, if any	1.65%	1.65%	1.65%	1.65%	1.70% A
Expenses net of all reductions	1.64%	1.64%	1.64%	1.64%	1.70% A
Net investment income (loss)	.69%	.88%	1.08%	2.00%	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,937	$ 5,967	$ 4,789	$ 2,499	$ 1,495
Portfolio turnover rate G	21%	21%	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period October 9, 2007 (commencement of operations) to September 30, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 30%

Years ended September 30,	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.37	$ 9.66	$ 9.04	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.17	.19	.19	.24	.26
Net realized and unrealized gain (loss)	.89	.01 G	.67	.40	(1.39)
Total from investment operations	1.06	.20	.86	.64	(1.13)
Distributions from net investment income	(.17)	(.18)	(.19)	(.26)	(.21)
Distributions from net realized gain	(.11)	(.31)	(.05)	-	-
Total distributions	(.28)	(.49)	(.24)	(.26)	(.21)
Net asset value, end of period	$ 10.15	$ 9.37	$ 9.66	$ 9.04	$ 8.66
Total Return B,C	11.53%	1.98%	9.67%	7.77%	(11.43)%
Ratios to Average Net Assets E,I
Expenses before reductions	.58%	.61%	.69%	.90%	1.24% A
Expenses net of fee waivers, if any	.58%	.61%	.65%	.65%	.73% A
Expenses net of all reductions	.58%	.60%	.64%	.65%	.72% A
Net investment income (loss)	1.76%	1.92%	2.08%	3.00%	2.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 364,386	$ 208,380	$ 109,249	$ 61,207	$ 26,016
Portfolio turnover rate F	21%	21%	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

Years ended September 30,	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.37	$ 9.66	$ 9.04	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.17	.19	.19	.24	.26
Net realized and unrealized gain (loss)	.90	- G,J	.67	.40	(1.39)
Total from investment operations	1.07	.19	.86	.64	(1.13)
Distributions from net investment income	(.17)	(.18)	(.19)	(.26)	(.21)
Distributions from net realized gain	(.11)	(.31)	(.05)	-	-
Total distributions	(.28)	(.48) K	(.24)	(.26)	(.21)
Net asset value, end of period	$ 10.16	$ 9.37	$ 9.66	$ 9.04	$ 8.66
Total Return B,C	11.56%	1.93%	9.67%	7.77%	(11.45)%
Ratios to Average Net Assets E,I
Expenses before reductions	.65%	.63%	.71%	.97%	1.76% A
Expenses net of fee waivers, if any	.65%	.63%	.65%	.65%	.75% A
Expenses net of all reductions	.64%	.62%	.64%	.65%	.75% A
Net investment income (loss)	1.69%	1.90%	2.08%	3.00%	2.86% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,099	$ 1,218	$ 1,168	$ 773	$ 209
Portfolio turnover rate F	21%	21%	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.48 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.309 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 40%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2012
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	17.3	15.5
Fannie Mae	9.4	9.2
Freddie Mac	3.1	3.2
Ginnie Mae	2.2	2.4
Wachovia Bank Commercial Mortgage Trust	1.4	0.5
	33.4
Quality Diversification (% of fund's net assets)
As of September 30, 2012	As of March 31, 2012
U.S. Government and U.S. Government Agency Obligations 32.0%	U.S. Government and U.S. Government Agency Obligations 30.4%
AAA,AA,A 5.1%	AAA,AA,A 4.3%
BBB 6.7%	BBB 6.0%
BB and Below 7.9%	BB and Below 7.3%
Not Rated 0.6%	Not Rated 0.7%
Equities* 34.8%	Equities** 37.9%
Short-Term Investments and Net Other Assets (Liabilities) 12.9%	Short-Term Investments and Net Other Assets (Liabilities) 13.4%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%	**Includes investment in Fidelity Commodity Strategy Central Fund of 0.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.1	1.0
General Electric Co.	0.5	0.3
Procter & Gamble Co.	0.4	0.4
Google, Inc. Class A	0.4	0.1
British American Tobacco PLC sponsored ADR	0.3	0.3
	2.7
Asset Allocation (% of fund's net assets)
As of September 30, 2012	As of March 31, 2012
Stock Class and Equity Futures* 37.1%	Stock Class and Equity Futures** 38.3%
Bond Class 51.5%	Bond Class 48.2%
Short-Term Class 11.4%	Short-Term Class 13.5%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%	**Includes investment in Fidelity Commodity Strategy Central Fund of 0.5%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Fidelity Asset Manager 40%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2012
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	6.0
Fidelity Information Technology Central Fund	5.2
Fidelity Financials Central Fund	4.7
Fidelity Health Care Central Fund	3.2
Fidelity Consumer Discretionary Central Fund	3.1
Fidelity Industrials Central Fund	3.0
Fidelity Energy Central Fund	2.9
Fidelity Consumer Staples Central Fund	2.7
Fidelity Commodity Strategy Central Fund	1.5
Fidelity Materials Central Fund	1.1
Fidelity Utilities Central Fund	1.1
Fidelity Emerging Markets Equity Central Fund	0.9
Fidelity Telecom Services Central Fund	0.8
Total Equity Central Funds	36.2
Fixed-Income Central Funds
High Yield Fixed-Income Funds	8.5
Investment Grade Fixed-Income Funds	45.3
Total Fixed-Income Central Funds	53.8
Money Market Central Funds	9.9
U.S. Treasury Obligations	0.1
Net Other Assets (Liabilities)	0.0*
Total	100.0
* Amount represents less than 0.1%
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 13.1% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 40%

Investments September 30, 2012

Showing Percentage of Net Assets

Equity Central Funds - 36.2%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	477,975	$ 5,372,435
Fidelity Consumer Discretionary Central Fund (c)	72,389	10,923,452
Fidelity Consumer Staples Central Fund (c)	59,754	9,623,375
Fidelity Emerging Markets Equity Central Fund (c)	16,910	3,306,827
Fidelity Energy Central Fund (c)	83,008	10,278,035
Fidelity Financials Central Fund (c)	288,848	16,857,157
Fidelity Health Care Central Fund (c)	69,647	11,396,292
Fidelity Industrials Central Fund (c)	69,795	10,640,894
Fidelity Information Technology Central Fund (c)	97,511	18,627,473
Fidelity International Equity Central Fund (c)	325,553	21,356,252
Fidelity Materials Central Fund (c)	21,403	3,858,716
Fidelity Telecom Services Central Fund (c)	19,624	2,745,631
Fidelity Utilities Central Fund (c)	33,488	3,914,082
TOTAL EQUITY CENTRAL FUNDS (Cost $115,194,466)		128,900,621
Fixed-Income Central Funds - 53.8%

High Yield Fixed-Income Funds - 8.5%
Fidelity Emerging Markets Debt Central Fund (c)	168,192	1,855,158
Fidelity Floating Rate Central Fund (c)	171,756	17,950,196
Fidelity High Income Central Fund 1 (c)	105,448	10,696,625
TOTAL HIGH YIELD FIXED-INCOME FUNDS		30,501,979
Investment Grade Fixed-Income Funds - 45.3%
Fidelity Inflation-Protected Bond Index Central Fund (c)	137,905	14,139,368
Fidelity Tactical Income Central Fund (c)	1,349,055	147,235,876
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		161,375,244
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $181,226,619)		191,877,223
Money Market Central Funds - 9.9%

Fidelity Cash Central Fund, 0.17% (a)	25,066,291	25,066,291
Fidelity Money Market Central Fund, 0.36% (a)	10,254,633	10,254,633
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $35,320,924)		35,320,924
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.1% 11/23/12 to 12/20/12 (b) (Cost $379,922)	$ 380,000	$ 379,938
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $332,121,931)	356,478,706
NET OTHER ASSETS (LIABILITIES) - 0.0%	(69,366)
NET ASSETS - 100%	$ 356,409,340
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
97 CME E-mini S&P 500 Index Contracts	Dec. 2012	$ 6,955,870	$ (107,476)
7 NYSE E-mini MSCI Emerging Markets Index Contracts	Dec. 2012	347,900	5,482
TOTAL EQUITY INDEX CONTRACTS		$ 7,303,770	$ (101,994)

The face value of futures purchased as a percentage of net assets is 2.1%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $379,938.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 26,989
Fidelity Commodity Strategy Central Fund	3,879
Fidelity Consumer Discretionary Central Fund	107,007
Fidelity Consumer Staples Central Fund	224,818
Fidelity Emerging Markets Debt Central Fund	89,506
Fidelity Emerging Markets Equity Central Fund	72,952
Fidelity Energy Central Fund	146,265
Fidelity Financials Central Fund	228,137
Fidelity Floating Rate Central Fund	662,721
Fidelity Health Care Central Fund	104,409
Fidelity High Income Central Fund 1	598,369
Fidelity Industrials Central Fund	167,063
Fidelity Information Technology Central Fund	95,609
Fidelity International Equity Central Fund	651,055
Fidelity Materials Central Fund	52,183
Fidelity Money Market Central Fund	39,225
Fidelity Tactical Income Central Fund	3,088,137
Fidelity Telecom Services Central Fund	64,449
Fidelity Utilities Central Fund	100,388
Total	$ 6,523,161
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 3,132	$ 6,672,062	$ 1,406,990	$ 5,372,435	0.7%
Fidelity Consumer Discretionary Central Fund	4,483,655	5,164,548	643,633	10,923,452	1.2%
Fidelity Consumer Staples Central Fund	4,558,982	4,929,381	1,291,367	9,623,375	1.1%
Fidelity Emerging Markets Debt Central Fund	799,850	936,569	61,317	1,855,158	1.6%
Fidelity Emerging Markets Equity Central Fund	2,692,815	2,645,632	2,617,362	3,306,827	1.5%
Fidelity Energy Central Fund	4,991,049	5,201,539	1,235,420	10,278,035	1.1%
Fidelity Financials Central Fund	7,133,563	8,669,713	1,761,740	16,857,157	1.2%
Fidelity Floating Rate Central Fund	5,172,942	17,075,817	5,326,883	17,950,196	1.1%
Fidelity Health Care Central Fund	5,458,156	5,619,662	2,135,806	11,396,292	1.1%
Fidelity High Income Central Fund 1	5,232,601	5,690,940	991,535	10,696,625	2.0%
Fidelity Industrials Central Fund	4,818,810	5,239,408	1,179,456	10,640,894	1.2%
Fidelity Inflation-Protected Bond Index Central Fund	-	14,239,496	417,358	14,139,368	2.2%
Fidelity Information Technology Central Fund	8,490,020	9,490,985	2,506,080	18,627,473	1.1%
Fidelity International Equity Central Fund	14,342,393	13,944,242	9,018,405	21,356,252	1.6%
Fidelity Materials Central Fund	1,771,211	1,883,861	556,212	3,858,716	1.2%
Fidelity Tactical Income Central Fund	73,770,150	80,883,189	12,430,747	147,235,876	2.5%
Fidelity Telecom Services Central Fund	1,224,590	1,353,020	313,541	2,745,631	1.1%
Fidelity Utilities Central Fund	1,806,392	1,984,096	217,728	3,914,082	1.2%
Total	$ 146,750,311	$ 191,624,160	$ 44,111,580	$ 320,777,844
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 128,900,621	$ 128,900,621	$ -	$ -
Fixed-Income Central Funds	191,877,223	191,877,223	-	-
Money Market Central Funds	35,320,924	35,320,924	-	-
U.S. Treasury Obligations	379,938	-	379,938	-
Total Investments in Securities:	$ 356,478,706	$ 356,098,768	$ 379,938	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 5,482	$ 5,482	$ -	$ -
Liabilities
Futures Contracts	$ (107,476)	$ (107,476)	$ -	$ -
Total Derivative Instruments:	$ (101,994)	$ (101,994)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 5,482	$ (107,476)
Total Value of Derivatives	$ 5,482	$ (107,476)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	86.9%
United Kingdom	2.7%
Japan	1.0%
Others (Individually Less Than 1%)	9.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 40%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $379,922)	$ 379,938
Fidelity Central Funds (cost $331,742,009)	356,098,768
Total Investments (cost $332,121,931)		$ 356,478,706
Receivable for investments sold		102,922
Receivable for fund shares sold		576,455
Distributions receivable from Fidelity Central Funds		3,835
Receivable from investment adviser for expense reductions		1,456
Other receivables		3,140
Total assets		357,166,514

Liabilities
Payable for investments purchased	$ 508,639
Payable for fund shares redeemed	23,542
Accrued management fee	120,588
Distribution and service plan fees payable	11,124
Payable for daily variation margin on futures contracts	35,880
Other affiliated payables	36,153
Other payables and accrued expenses	21,248
Total liabilities		757,174

Net Assets		$ 356,409,340
Net Assets consist of:
Paid in capital		$ 332,297,925
Undistributed net investment income		1,147,857
Accumulated undistributed net realized gain (loss) on investments		(1,291,223)
Net unrealized appreciation (depreciation) on investments		24,254,781
Net Assets		$ 356,409,340

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($14,048,355 ÷ 1,389,773 shares)		$ 10.11

Maximum offering price per share (100/94.25 of $10.11)		$ 10.73
Class T: Net Asset Value and redemption price per share ($4,802,569 ÷ 475,834 shares)		$ 10.09

Maximum offering price per share (100/96.50 of $10.09)		$ 10.46
Class B: Net Asset Value and offering price per share ($838,833 ÷ 83,029 shares)A		$ 10.10

Class C: Net Asset Value and offering price per share ($6,813,832 ÷ 676,276 shares)A		$ 10.08

Asset Manager 40%: Net Asset Value, offering price and redemption price per share ($328,995,195 ÷ 32,546,496 shares)		$ 10.11

Institutional Class: Net Asset Value, offering price and redemption price per share ($910,556 ÷ 90,082 shares)		$ 10.11

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 40%
Financial Statements - continued

Statement of Operations

	Year ended September 30, 2012

Investment Income
Dividends		$ 21,931
Interest		97
Income from Fidelity Central Funds		6,523,161
Total income		6,545,189

Expenses
Management fee	$ 1,140,354
Transfer agent fees	243,372
Distribution and service plan fees	112,832
Accounting fees and expenses	113,841
Custodian fees and expenses	870
Independent trustees' compensation	918
Registration fees	84,710
Audit	39,618
Legal	1,005
Miscellaneous	1,609
Total expenses before reductions	1,739,129
Expense reductions	(22,379)	1,716,750
Net investment income (loss)		4,828,439
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	178,989
Fidelity Central Funds	(1,721,110)
Futures contracts	325,598
Capital gain distributions from Fidelity Central Funds	5,701
Total net realized gain (loss)		(1,210,822)
Change in net unrealized appreciation (depreciation) on: Investment securities	28,170,728
Futures contracts	60,589
Total change in net unrealized appreciation (depreciation)		28,231,317
Net gain (loss)		27,020,495
Net increase (decrease) in net assets resulting from operations		$ 31,848,934

Statement of Changes in Net Assets

	Year ended September 30, 2012	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,828,439	$ 2,416,931
Net realized gain (loss)	(1,210,822)	2,647,542
Change in net unrealized appreciation (depreciation)	28,231,317	(7,425,355)
Net increase (decrease) in net assets resulting from operations	31,848,934	(2,360,882)
Distributions to shareholders from net investment income	(4,243,594)	(2,058,508)
Distributions to shareholders from net realized gain	(2,009,598)	(2,999,305)
Total distributions	(6,253,192)	(5,057,813)
Share transactions - net increase (decrease)	165,133,989	82,055,159
Total increase (decrease) in net assets	190,729,731	74,636,464

Net Assets
Beginning of period	165,679,609	91,043,145
End of period (including undistributed net investment income of $1,147,857 and undistributed net investment income of $794,062, respectively)	$ 356,409,340	$ 165,679,609

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.13	$ 9.45	$ 8.77	$ 8.42	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.14	.16	.16	.20	.23
Net realized and unrealized gain (loss)	1.07	(.06)	.70	.34	(1.66)
Total from investment operations	1.21	.10	.86	.54	(1.43)
Distributions from net investment income	(.14)	(.14)	(.15)	(.19)	(.15)
Distributions from net realized gain	(.09)	(.28)	(.03)	-	-
Total distributions	(.23)	(.42)	(.18)	(.19)	(.15)
Net asset value, end of period	$ 10.11	$ 9.13	$ 9.45	$ 8.77	$ 8.42
Total Return B,C,D	13.47%	.91%	9.96%	6.80%	(14.43)%
Ratios to Average Net Assets F,I
Expenses before reductions	.90%	.95%	1.06%	1.33%	1.91% A
Expenses net of fee waivers, if any	.90%	.90%	.90%	.90%	1.00% A
Expenses net of all reductions	.89%	.89%	.89%	.90%	1.00% A
Net investment income (loss)	1.49%	1.61%	1.77%	2.62%	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,048	$ 10,337	$ 6,308	$ 2,921	$ 2,033
Portfolio turnover rate G	21%	20%	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class T

Years ended September 30,	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.12	$ 9.44	$ 8.76	$ 8.41	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.12	.13	.14	.18	.21
Net realized and unrealized gain (loss)	1.06	(.05)	.70	.35	(1.66)
Total from investment operations	1.18	.08	.84	.53	(1.45)
Distributions from net investment income	(.12)	(.12)	(.13)	(.18)	(.14)
Distributions from net realized gain	(.09)	(.28)	(.03)	-	-
Total distributions	(.21)	(.40)	(.16)	(.18)	(.14)
Net asset value, end of period	$ 10.09	$ 9.12	$ 9.44	$ 8.76	$ 8.41
Total Return B,C,D	13.09%	.68%	9.69%	6.59%	(14.67)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.17%	1.19%	1.32%	1.59%	2.15% A
Expenses net of fee waivers, if any	1.15%	1.15%	1.15%	1.15%	1.25% A
Expenses net of all reductions	1.14%	1.14%	1.14%	1.15%	1.25% A
Net investment income (loss)	1.24%	1.36%	1.52%	2.37%	2.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,803	$ 3,760	$ 2,972	$ 2,089	$ 1,840
Portfolio turnover rate G	21%	20%	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.12	$ 9.44	$ 8.75	$ 8.40	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.08	.09	.14	.16
Net realized and unrealized gain (loss)	1.06	(.06)	.71	.35	(1.66)
Total from investment operations	1.13	.02	.80	.49	(1.50)
Distributions from net investment income	(.06)	(.07)	(.08)	(.14)	(.10)
Distributions from net realized gain	(.09)	(.28)	(.03)	-	-
Total distributions	(.15)	(.34) J	(.11)	(.14)	(.10)
Net asset value, end of period	$ 10.10	$ 9.12	$ 9.44	$ 8.75	$ 8.40
Total Return B,C,D	12.56%	.13%	9.20%	6.02%	(15.09)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.70%	1.73%	1.82%	2.08%	2.64% A
Expenses net of fee waivers, if any	1.65%	1.65%	1.65%	1.65%	1.77% A
Expenses net of all reductions	1.64%	1.64%	1.64%	1.65%	1.77% A
Net investment income (loss)	.74%	.86%	1.01%	1.87%	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 839	$ 856	$ 1,075	$ 1,263	$ 1,378
Portfolio turnover rate G	21%	20%	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.34 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.278 per share.

Financial Highlights - Class C

Years ended September 30,	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.11	$ 9.43	$ 8.76	$ 8.41	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.08	.09	.14	.16
Net realized and unrealized gain (loss)	1.06	(.05)	.70	.34	(1.65)
Total from investment operations	1.13	.03	.79	.48	(1.49)
Distributions from net investment income	(.08)	(.08)	(.09)	(.13)	(.10)
Distributions from net realized gain	(.09)	(.28)	(.03)	-	-
Total distributions	(.16) K	(.35) J	(.12)	(.13)	(.10)
Net asset value, end of period	$ 10.08	$ 9.11	$ 9.43	$ 8.76	$ 8.41
Total Return B,C,D	12.59%	.22%	9.07%	6.00%	(15.01)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.67%	1.70%	1.82%	2.09%	2.66% A
Expenses net of fee waivers, if any	1.65%	1.65%	1.65%	1.65%	1.76% A
Expenses net of all reductions	1.64%	1.64%	1.64%	1.65%	1.76% A
Net investment income (loss)	.74%	.86%	1.02%	1.87%	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,814	$ 3,911	$ 2,193	$ 1,469	$ 1,384
Portfolio turnover rate G	21%	20%	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.35 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.278 per share.

K Total distributions of $.16 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.088 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 40%

Years ended September 30,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.13	$ 9.45	$ 8.77	$ 8.43	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.18	.18	.18	.22	.25
Net realized and unrealized gain (loss)	1.06	(.06)	.71	.34	(1.65)
Total from investment operations	1.24	.12	.89	.56	(1.40)
Distributions from net investment income	(.17)	(.17)	(.18)	(.22)	(.17)
Distributions from net realized gain	(.09)	(.28)	(.03)	-	-
Total distributions	(.26)	(.44) I	(.21)	(.22)	(.17)
Net asset value, end of period	$ 10.11	$ 9.13	$ 9.45	$ 8.77	$ 8.43
Total Return B,C	13.78%	1.17%	10.28%	7.00%	(14.18)%
Ratios to Average Net Assets E,H
Expenses before reductions	.59%	.64%	.76%	1.05%	1.68% A
Expenses net of fee waivers, if any	.59%	.64%	.65%	.65%	.72% A
Expenses net of all reductions	.58%	.63%	.64%	.64%	.72% A
Net investment income (loss)	1.81%	1.87%	2.02%	2.88%	2.80% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 328,995	$ 146,236	$ 77,613	$ 36,198	$ 10,929
Portfolio turnover rate F	21%	20%	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.44 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.278 per share.

Financial Highlights - Institutional Class

Years ended September 30,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.13	$ 9.45	$ 8.77	$ 8.43	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.17	.18	.18	.22	.25
Net realized and unrealized gain (loss)	1.06	(.06)	.71	.34	(1.65)
Total from investment operations	1.23	.12	.89	.56	(1.40)
Distributions from net investment income	(.16)	(.16)	(.18)	(.22)	(.17)
Distributions from net realized gain	(.09)	(.28)	(.03)	-	-
Total distributions	(.25)	(.44)	(.21)	(.22)	(.17)
Net asset value, end of period	$ 10.11	$ 9.13	$ 9.45	$ 8.77	$ 8.43
Total Return B,C	13.74%	1.15%	10.28%	7.00%	(14.18)%
Ratios to Average Net Assets E,H
Expenses before reductions	.66%	.68%	.76%	1.07%	1.63% A
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%	.76% A
Expenses net of all reductions	.64%	.64%	.64%	.65%	.76% A
Net investment income (loss)	1.74%	1.86%	2.01%	2.87%	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 911	$ 580	$ 882	$ 931	$ 1,339
Portfolio turnover rate F	21%	20%	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 50%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.4	1.3
General Electric Co.	0.6	0.4
Procter & Gamble Co.	0.6	0.6
Google, Inc. Class A	0.5	0.1
British American Tobacco PLC sponsored ADR	0.4	0.4
Chevron Corp.	0.4	0.6
The Coca-Cola Co.	0.4	0.4
Exxon Mobil Corp.	0.4	0.3
Amgen, Inc.	0.4	0.3
Merck & Co., Inc.	0.4	0.2
	5.5
Top Five Bond Issuers as of September 30, 2012
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	15.2	13.5
Fannie Mae	7.9	8.0
Freddie Mac	2.8	2.7
Ginnie Mae	1.9	2.1
Wachovia Bank Commercial Mortgage Trust	1.2	0.4
	29.0
Asset Allocation (% of fund's net assets)
As of September 30, 2012	As of March 31, 2012
Stock Class and Equity Futures* 46.8%	Stock Class and Equity Futures** 47.7%
Bond Class 45.2%	Bond Class 42.1%
Short-Term Class 8.0%	Short-Term Class 10.2%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%	**Includes investment in Fidelity Commodity Strategy Central Fund of 1.0%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Fidelity Asset Manager 50%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2012
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	8.0
Fidelity Information Technology Central Fund	6.6
Fidelity Financials Central Fund	5.9
Fidelity Health Care Central Fund	4.4
Fidelity Consumer Discretionary Central Fund	3.9
Fidelity Industrials Central Fund	3.8
Fidelity Energy Central Fund	3.6
Fidelity Consumer Staples Central Fund	3.4
Fidelity Commodity Strategy Central Fund	1.5
Fidelity Materials Central Fund	1.4
Fidelity Emerging Markets Equity Central Fund	1.4
Fidelity Utilities Central Fund	1.3
Fidelity Telecom Services Central Fund	1.0
Total Equity Central Funds	46.2
Fixed-Income Central Funds
High Yield Fixed-Income Funds	7.5
Investment Grade Fixed-Income Funds	39.7
Total Fixed-Income Central Funds	47.2
Money Market Central Funds	6.5
U.S. Treasury Obligations	0.1
Net Other Assets (Liabilities)	0.0*
Total	100.0
* Amount represents less than 0.1%
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 16.1% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 50%

Investments September 30, 2012

Showing Percentage of Net Assets

Equity Central Funds - 46.2%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	9,311,496	$ 104,661,218
Fidelity Consumer Discretionary Central Fund (c)	1,780,974	268,748,938
Fidelity Consumer Staples Central Fund (c)	1,478,928	238,181,345
Fidelity Emerging Markets Equity Central Fund (c)	496,380	97,072,041
Fidelity Energy Central Fund (c)	2,029,741	251,322,552
Fidelity Financials Central Fund (c)	7,068,469	412,515,870
Fidelity Health Care Central Fund (c)	1,859,259	304,230,534
Fidelity Industrials Central Fund (c)	1,722,675	262,639,089
Fidelity Information Technology Central Fund (c)	2,414,979	461,333,386
Fidelity International Equity Central Fund (c)	8,494,234	557,221,747
Fidelity Materials Central Fund (c)	529,995	95,552,749
Fidelity Telecom Services Central Fund (c)	486,999	68,136,052
Fidelity Utilities Central Fund (c)	796,349	93,077,241
TOTAL EQUITY CENTRAL FUNDS (Cost $2,739,950,889)		3,214,692,762
Fixed-Income Central Funds - 47.2%

High Yield Fixed-Income Funds - 7.5%
Fidelity Emerging Markets Debt Central Fund (c)	3,343,702	36,881,029
Fidelity Floating Rate Central Fund (c)	2,690,955	281,231,740
Fidelity High Income Central Fund 1 (c)	2,042,489	207,190,037
TOTAL HIGH YIELD FIXED-INCOME FUNDS		525,302,806
Investment Grade Fixed-Income Funds - 39.7%
Fidelity Inflation-Protected Bond Index Central Fund (c)	2,352,180	241,168,985
Fidelity Tactical Income Central Fund (c)	23,099,049	2,521,030,215
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,762,199,200
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $3,025,963,927)		3,287,502,006
Money Market Central Funds - 6.5%

Fidelity Cash Central Fund, 0.17% (a)	229,166,730	229,166,730
Fidelity Money Market Central Fund, 0.36% (a)	226,767,306	226,767,306
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $455,934,036)		455,934,036
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.1% 11/23/12 to 12/20/12 (b) (Cost $7,738,532)	$ 7,740,000	$ 7,738,850
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,229,587,384)	6,965,867,654
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,151,203)
NET ASSETS - 100%	$ 6,963,716,451
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1,918 CME E-mini S&P 500 Index Contracts	Dec. 2012	$ 137,539,780	$ (2,125,146)
210 NYSE E-mini MSCI Emerging Markets Index Contracts	Dec. 2012	10,437,000	164,454
TOTAL EQUITY INDEX CONTRACTS		$ 147,976,780	$ (1,960,692)

The face value of futures purchased as a percentage of net assets is 2.1%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $7,738,850.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 392,850
Fidelity Commodity Strategy Central Fund	97,044
Fidelity Consumer Discretionary Central Fund	3,241,733
Fidelity Consumer Staples Central Fund	6,513,079
Fidelity Emerging Markets Debt Central Fund	2,358,319
Fidelity Emerging Markets Equity Central Fund	2,299,749
Fidelity Energy Central Fund	4,275,884
Fidelity Financials Central Fund	6,349,320
Fidelity Floating Rate Central Fund	11,770,054
Fidelity Health Care Central Fund	3,077,643
Fidelity High Income Central Fund 1	14,809,358
Fidelity Industrials Central Fund	4,799,841
Fidelity Information Technology Central Fund	2,704,595
Fidelity International Equity Central Fund	19,139,079
Fidelity Materials Central Fund	1,572,788
Fidelity Money Market Central Fund	867,402
Fidelity Tactical Income Central Fund	66,451,956
Fidelity Telecom Services Central Fund	1,985,807
Fidelity Utilities Central Fund	2,871,337
Total	$ 155,577,838
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 136,625	$ 166,502,510	$ 64,063,065	$ 104,661,218	14.0%
Fidelity Consumer Discretionary Central Fund	209,822,586	16,738,259	24,225,520	268,748,938	29.4%
Fidelity Consumer Staples Central Fund	203,617,955	16,936,485	27,979,175	238,181,345	27.1%
Fidelity Emerging Markets Debt Central Fund	32,693,557	3,995,653	4,586,141	36,881,029	32.3%
Fidelity Emerging Markets Equity Central Fund	99,932,653	28,613,422	50,162,862	97,072,041	43.8%
Fidelity Energy Central Fund	210,081,529	17,082,655	24,215,628	251,322,552	27.7%
Fidelity Financials Central Fund	295,039,836	43,884,871	21,926,487	412,515,870	29.5%
Fidelity Floating Rate Central Fund	185,263,734	153,753,349	77,653,985	281,231,740	17.7%
Fidelity Health Care Central Fund	236,389,357	18,352,196	28,500,052	304,230,534	29.1%
Fidelity High Income Central Fund 1	204,822,825	23,748,873	42,410,849	207,190,037	38.5%
Fidelity Industrials Central Fund	207,581,392	16,583,350	24,051,161	262,639,089	29.7%
Fidelity Inflation-Protected Bond Index Central Fund	-	244,097,302	8,635,752	241,168,985	37.0%
Fidelity Information Technology Central Fund	377,745,310	32,753,851	54,679,378	461,333,386	28.3%
Fidelity International Equity Central Fund	635,426,079	67,571,836	222,449,640	557,221,747	41.3%
Fidelity Materials Central Fund	74,822,938	5,803,291	10,811,494	95,552,749	30.4%
Fidelity Tactical Income Central Fund	2,354,157,964	355,636,602	285,088,246	2,521,030,215	42.2%
Fidelity Telecom Services Central Fund	59,025,427	4,842,308	10,458,342	68,136,052	26.8%
Fidelity Utilities Central Fund	80,473,684	7,542,511	5,236,961	93,077,241	29.1%
Total	$ 5,467,033,451	$ 1,224,439,324	$ 987,134,738	$ 6,502,194,768
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 3,214,692,762	$ 3,214,692,762	$ -	$ -
Fixed-Income Central Funds	3,287,502,006	3,287,502,006	-	-
Money Market Central Funds	455,934,036	455,934,036	-	-
U.S. Treasury Obligations	7,738,850	-	7,738,850	-
Total Investments in Securities:	$ 6,965,867,654	$ 6,958,128,804	$ 7,738,850	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 164,454	$ 164,454	$ -	$ -
Liabilities
Futures Contracts	$ (2,125,146)	$ (2,125,146)	$ -	$ -
Total Derivative Instruments:	$ (1,960,692)	$ (1,960,692)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 164,454	$ (2,125,146)
Total Value of Derivatives	$ 164,454	$ (2,125,146)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds. Percentages in the below tables are adjusted for the effect of TBA Sale Commitments.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	27.8%
AAA,AA,A	4.3%
BBB	6.0%
BB	2.2%
B	4.0%
CCC,CC,C	0.9%
D	0.0%**
Not Rated	0.4%
Equities*	44.4%
Short-Term Investments and Net Other Assets	10.0%
100.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%
** Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	83.9%
United Kingdom	3.4%
Japan	1.3%
Switzerland	1.1%
Canada	1.0%
Others (Individually Less Than 1%)	9.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 50%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $7,738,532)	$ 7,738,850
Fidelity Central Funds (cost $6,221,848,852)	6,958,128,804
Total Investments (cost $6,229,587,384)		$ 6,965,867,654
Receivable for investments sold		2,622,765
Receivable for fund shares sold		3,513,682
Distributions receivable from Fidelity Central Funds		38,677
Other receivables		306,076
Total assets		6,972,348,854

Liabilities
Payable for investments purchased	$ 777,134
Payable for fund shares redeemed	2,888,923
Accrued management fee	2,937,977
Transfer agent fee payable	875,128
Distribution and service plan fees payable	43,748
Payable for daily variation margin on futures contracts	734,160
Other affiliated payables	127,894
Other payables and accrued expenses	247,439
Total liabilities		8,632,403

Net Assets		$ 6,963,716,451
Net Assets consist of:
Paid in capital		$ 6,450,412,703
Undistributed net investment income		25,042,644
Accumulated undistributed net realized gain (loss) on investments		(246,058,474)
Net unrealized appreciation (depreciation) on investments		734,319,578
Net Assets		$ 6,963,716,451

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($61,692,516 ÷ 3,771,167 shares)		$ 16.36

Maximum offering price per share (100/94.25 of $16.36)		$ 17.36
Class T: Net Asset Value and redemption price per share ($22,505,193 ÷ 1,376,888 shares)		$ 16.34

Maximum offering price per share (100/96.50 of $16.34)		$ 16.93
Class B: Net Asset Value and offering price per share ($4,185,538 ÷ 256,617 shares)A		$ 16.31

Class C: Net Asset Value and offering price per share ($21,858,735 ÷ 1,343,311 shares)A		$ 16.27

Asset Manager 50%: Net Asset Value, offering price and redemption price per share ($6,838,742,910 ÷ 416,643,051 shares)		$ 16.41

Institutional Class: Net Asset Value, offering price and redemption price per share ($14,731,559 ÷ 898,657 shares)		$ 16.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 50%
Financial Statements - continued

Statement of Operations

	Year ended September 30, 2012

Investment Income
Dividends		$ 732,057
Interest		4,078
Income from Fidelity Central Funds		155,577,838
Total income		156,313,973

Expenses
Management fee	$ 33,756,481
Transfer agent fees	10,442,423
Distribution and service plan fees	487,671
Accounting fees and expenses	1,433,919
Custodian fees and expenses	1,734
Independent trustees' compensation	24,493
Appreciation in deferred trustee compensation account	548
Registration fees	134,274
Audit	35,503
Legal	48,760
Miscellaneous	63,180
Total expenses before reductions	46,428,986
Expense reductions	(628,816)	45,800,170
Net investment income (loss)		110,513,803
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,505,424
Fidelity Central Funds	(38,728,031)
Futures contracts	23,517,603
Capital gain distributions from Fidelity Central Funds	172,524
Total net realized gain (loss)		(4,532,480)
Change in net unrealized appreciation (depreciation) on: Investment securities	833,946,947
Futures contracts	8,780,660
Total change in net unrealized appreciation (depreciation)		842,727,607
Net gain (loss)		838,195,127
Net increase (decrease) in net assets resulting from operations		$ 948,708,930

Statement of Changes in Net Assets

	Year ended September 30, 2012	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 110,513,803	$ 114,569,491
Net realized gain (loss)	(4,532,480)	207,385,434
Change in net unrealized appreciation (depreciation)	842,727,607	(267,523,055)
Net increase (decrease) in net assets resulting from operations	948,708,930	54,431,870
Distributions to shareholders from net investment income	(117,517,846)	(111,824,847)
Distributions to shareholders from net realized gain	(10,035,938)	(10,387,742)
Total distributions	(127,553,784)	(122,212,589)
Share transactions - net increase (decrease)	167,691,488	(352,152,340)
Total increase (decrease) in net assets	988,846,634	(419,933,059)

Net Assets
Beginning of period	5,974,869,817	6,394,802,876
End of period (including undistributed net investment income of $25,042,644 and undistributed net investment income of $31,960,233, respectively)	$ 6,963,716,451	$ 5,974,869,817

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.43	$ 14.64	$ 13.48	$ 12.95	$ 17.08
Income from Investment Operations
Net investment income (loss) C	.21	.22	.23	.30	.36
Net realized and unrealized gain (loss)	1.98	(.19)	1.17	.60	(2.96)
Total from investment operations	2.19	.03	1.40	.90	(2.60)
Distributions from net investment income	(.23)	(.22)	(.24)	(.36)	(.43)
Distributions from net realized gain	(.02)	(.02)	-	(.01)	(1.10)
Total distributions	(.26) G	(.24)	(.24)	(.37)	(1.53)
Net asset value, end of period	$ 16.36	$ 14.43	$ 14.64	$ 13.48	$ 12.95
Total Return A,B	15.31%	.11%	10.52%	7.49%	(16.56)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.01%	1.01%	.98%	1.02%	.99%
Expenses net of fee waivers, if any	1.01%	1.01%	.98%	1.02%	.99%
Expenses net of all reductions	1.00%	1.00%	.96%	1.01%	.98%
Net investment income (loss)	1.35%	1.43%	1.62%	2.61%	2.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 61,693	$ 48,154	$ 44,879	$ 25,522	$ 10,611
Portfolio turnover rate E	19%	14%	19%	15%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.26 per share is comprised of distributions from net investment income of $.232 and distributions from net realized gain of $.024 per share.

Financial Highlights - Class T

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.41	$ 14.63	$ 13.47	$ 12.94	$ 17.06
Income from Investment Operations
Net investment income (loss) C	.17	.19	.19	.27	.33
Net realized and unrealized gain (loss)	1.98	(.20)	1.17	.60	(2.96)
Total from investment operations	2.15	(.01)	1.36	.87	(2.63)
Distributions from net investment income	(.20)	(.19)	(.20)	(.33)	(.39)
Distributions from net realized gain	(.02)	(.02)	-	(.01)	(1.10)
Total distributions	(.22)	(.21)	(.20)	(.34)	(1.49)
Net asset value, end of period	$ 16.34	$ 14.41	$ 14.63	$ 13.47	$ 12.94
Total Return A,B	15.06%	(.16)%	10.24%	7.21%	(16.76)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.24%	1.23%	1.22%	1.29%	1.24%
Expenses net of fee waivers, if any	1.24%	1.23%	1.22%	1.29%	1.24%
Expenses net of all reductions	1.23%	1.22%	1.21%	1.28%	1.23%
Net investment income (loss)	1.12%	1.21%	1.38%	2.34%	2.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,505	$ 19,679	$ 17,343	$ 10,950	$ 5,475
Portfolio turnover rate E	19%	14%	19%	15%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.38	$ 14.59	$ 13.44	$ 12.91	$ 17.02
Income from Investment Operations
Net investment income (loss) C	.09	.11	.11	.21	.24
Net realized and unrealized gain (loss)	1.98	(.20)	1.17	.60	(2.96)
Total from investment operations	2.07	(.09)	1.28	.81	(2.72)
Distributions from net investment income	(.11)	(.10)	(.13)	(.27)	(.29)
Distributions from net realized gain	(.02)	(.02)	-	(.01)	(1.10)
Total distributions	(.14) G	(.12)	(.13)	(.28)	(1.39)
Net asset value, end of period	$ 16.31	$ 14.38	$ 14.59	$ 13.44	$ 12.91
Total Return A,B	14.47%	(.65)%	9.60%	6.64%	(17.26)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.76%	1.76%	1.78%	1.85%	1.79%
Expenses net of fee waivers, if any	1.76%	1.76%	1.78%	1.85%	1.79%
Expenses net of all reductions	1.75%	1.75%	1.77%	1.84%	1.79%
Net investment income (loss)	.61%	.68%	.82%	1.78%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,186	$ 4,109	$ 4,843	$ 3,493	$ 2,084
Portfolio turnover rate E	19%	14%	19%	15%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.14 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.024 per share.

Financial Highlights - Class C

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.35	$ 14.57	$ 13.42	$ 12.90	$ 17.00
Income from Investment Operations
Net investment income (loss) C	.09	.11	.12	.21	.25
Net realized and unrealized gain (loss)	1.98	(.19)	1.17	.59	(2.95)
Total from investment operations	2.07	(.08)	1.29	.80	(2.70)
Distributions from net investment income	(.12)	(.11)	(.14)	(.27)	(.30)
Distributions from net realized gain	(.02)	(.02)	-	(.01)	(1.10)
Total distributions	(.15) G	(.14) H	(.14)	(.28)	(1.40)
Net asset value, end of period	$ 16.27	$ 14.35	$ 14.57	$ 13.42	$ 12.90
Total Return A,B	14.49%	(.64)%	9.68%	6.59%	(17.18)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.75%	1.74%	1.74%	1.81%	1.76%
Expenses net of fee waivers, if any	1.75%	1.74%	1.74%	1.81%	1.76%
Expenses net of all reductions	1.74%	1.73%	1.73%	1.81%	1.76%
Net investment income (loss)	.61%	.71%	.86%	1.81%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,859	$ 17,320	$ 14,274	$ 8,935	$ 4,294
Portfolio turnover rate E	19%	14%	19%	15%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.15 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.024 per share.

H Total distributions of $.14 per share is comprised of distributions from net investment income of $.111 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 50%

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.47	$ 14.68	$ 13.51	$ 12.97	$ 17.10
Income from Investment Operations
Net investment income (loss) B	.26	.27	.26	.33	.41
Net realized and unrealized gain (loss)	1.99	(.19)	1.18	.60	(2.97)
Total from investment operations	2.25	.08	1.44	.93	(2.56)
Distributions from net investment income	(.28)	(.26)	(.27)	(.38)	(.47)
Distributions from net realized gain	(.02)	(.02)	-	(.01)	(1.10)
Total distributions	(.31) F	(.29) G	(.27)	(.39)	(1.57)
Net asset value, end of period	$ 16.41	$ 14.47	$ 14.68	$ 13.51	$ 12.97
Total Return A	15.71%	.41%	10.79%	7.78%	(16.34)%
Ratios to Average Net Assets C,E
Expenses before reductions	.69%	.70%	.71%	.77%	.71%
Expenses net of fee waivers, if any	.69%	.70%	.71%	.77%	.71%
Expenses net of all reductions	.68%	.69%	.70%	.77%	.70%
Net investment income (loss)	1.67%	1.75%	1.89%	2.85%	2.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,838,743	$ 5,878,293	$ 6,308,311	$ 6,008,086	$ 6,299,082
Portfolio turnover rate D	19%	14%	19%	15%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.31 per share is comprised of distributions from net investment income of $.281 and distributions from net realized gain of $.024 per share.

G Total distributions of $.29 per share is comprised of distributions from net investment income of $.263 and distributions from net realized gain of $.024 per share.

Financial Highlights - Institutional Class

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.46	$ 14.67	$ 13.50	$ 12.97	$ 17.11
Income from Investment Operations
Net investment income (loss) B	.25	.26	.26	.34	.42
Net realized and unrealized gain (loss)	1.98	(.19)	1.19	.59	(2.98)
Total from investment operations	2.23	.07	1.45	.93	(2.56)
Distributions from net investment income	(.27)	(.26)	(.28)	(.39)	(.48)
Distributions from net realized gain	(.02)	(.02)	-	(.01)	(1.10)
Total distributions	(.30) F	(.28)	(.28)	(.40)	(1.58)
Net asset value, end of period	$ 16.39	$ 14.46	$ 14.67	$ 13.50	$ 12.97
Total Return A	15.58%	.37%	10.87%	7.80%	(16.30)%
Ratios to Average Net Assets C,E
Expenses before reductions	.75%	.74%	.71%	.69%	.67%
Expenses net of fee waivers, if any	.75%	.74%	.71%	.69%	.67%
Expenses net of all reductions	.74%	.73%	.69%	.69%	.67%
Net investment income (loss)	1.61%	1.71%	1.90%	2.93%	2.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,732	$ 7,316	$ 5,154	$ 2,429	$ 469
Portfolio turnover rate D	19%	14%	19%	15%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.30 per share is comprised of distributions from net investment income of $.272 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 60%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.7	1.5
General Electric Co.	0.7	0.5
Procter & Gamble Co.	0.7	0.7
Google, Inc. Class A	0.6	0.1
British American Tobacco PLC sponsored ADR	0.5	0.5
Chevron Corp.	0.5	0.7
The Coca-Cola Co.	0.5	0.5
Exxon Mobil Corp.	0.4	0.3
Amgen, Inc.	0.4	0.4
Merck & Co., Inc.	0.4	0.2
	6.4
Asset Allocation (% of fund's net assets)
As of September 30, 2012	As of March 31, 2012
Stock Class and Equity Futures* 56.6%	Stock Class and Equity Futures** 57.4%
Bond Class 39.5%	Bond Class 36.6%
Short-Term Class 3.9%	Short-Term Class 6.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%	** Includes investment in Fidelity Commodity Strategy Central Fund of 1.0%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Fidelity Asset Manager 60%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2012
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	10.8
Fidelity Information Technology Central Fund	7.9
Fidelity Financials Central Fund	7.2
Fidelity Health Care Central Fund	5.2
Fidelity Consumer Discretionary Central Fund	4.6
Fidelity Industrials Central Fund	4.4
Fidelity Energy Central Fund	4.3
Fidelity Consumer Staples Central Fund	4.1
Fidelity Materials Central Fund	1.7
Fidelity Emerging Markets Equity Central Fund	1.7
Fidelity Utilities Central Fund	1.6
Fidelity Commodity Strategy Central Fund	1.5
Fidelity Telecom Services Central Fund	1.2
Total Equity Central Funds	56.2
Fixed-Income Central Funds
High Yield Fixed-Income Funds	6.5
Investment Grade Fixed-Income Funds	34.7
Total Fixed-Income Central Funds	41.2
Money Market Central Funds	2.6
U.S. Treasury Obligations	0.1
Net Other Assets (Liabilities)	(0.1)
Total	100.0
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 20.2% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 60%

Investments September 30, 2012

Showing Percentage of Net Assets

Equity Central Funds - 56.2%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	836,414	$ 9,401,294
Fidelity Consumer Discretionary Central Fund (c)	192,858	29,102,286
Fidelity Consumer Staples Central Fund (c)	160,389	25,830,682
Fidelity Emerging Markets Equity Central Fund (c)	54,158	10,591,183
Fidelity Energy Central Fund (c)	218,841	27,096,865
Fidelity Financials Central Fund (c)	773,086	45,117,276
Fidelity Health Care Central Fund (c)	199,264	32,605,604
Fidelity Industrials Central Fund (c)	181,918	27,735,161
Fidelity Information Technology Central Fund (c)	260,381	49,740,670
Fidelity International Equity Central Fund (c)	1,030,109	67,575,168
Fidelity Materials Central Fund (c)	57,296	10,329,858
Fidelity Telecom Services Central Fund (c)	51,936	7,266,360
Fidelity Utilities Central Fund (c)	86,315	10,088,516
TOTAL EQUITY CENTRAL FUNDS (Cost $312,317,717)		352,480,923
Fixed-Income Central Funds - 41.2%

High Yield Fixed-Income Funds - 6.5%
Fidelity Emerging Markets Debt Central Fund (c)	293,845	3,241,106
Fidelity Floating Rate Central Fund (c)	212,650	22,224,028
Fidelity High Income Central Fund 1 (c)	152,153	15,434,418
TOTAL HIGH YIELD FIXED-INCOME FUNDS		40,899,552
Investment Grade Fixed-Income Funds - 34.7%
Fidelity Inflation-Protected Bond Index Central Fund (c)	211,537	21,688,901
Fidelity Tactical Income Central Fund (c)	1,794,859	195,890,957
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		217,579,858
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $243,745,508)		258,479,410
Money Market Central Funds - 2.6%

Fidelity Cash Central Fund, 0.17% (a) (Cost $15,857,106)	15,857,106	15,857,106
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.1% 11/23/12 to 12/20/12 (b) (Cost $709,853)	$ 710,000	$ 709,881
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $572,630,184)	627,527,320
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(590,348)
NET ASSETS - 100%	$ 626,936,972
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
172 CME E-mini S&P 500 Index Contracts	Dec. 2012	$ 12,334,120	$ (190,576)
20 NYSE E-mini MSCI Emerging Markets Index Contracts	Dec. 2012	994,000	15,662
TOTAL EQUITY INDEX CONTRACTS		$ 13,328,120	$ (174,914)

The face value of futures purchased as a percentage of net assets is 2.2%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $709,881.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 27,406
Fidelity Commodity Strategy Central Fund	7,308
Fidelity Consumer Discretionary Central Fund	303,951
Fidelity Consumer Staples Central Fund	640,503
Fidelity Emerging Markets Debt Central Fund	173,319
Fidelity Emerging Markets Equity Central Fund	234,276
Fidelity Energy Central Fund	414,227
Fidelity Financials Central Fund	650,684
Fidelity Floating Rate Central Fund	688,202
Fidelity Health Care Central Fund	305,071
Fidelity High Income Central Fund 1	998,469
Fidelity Industrials Central Fund	469,424
Fidelity Information Technology Central Fund	270,821
Fidelity International Equity Central Fund	2,001,840
Fidelity Materials Central Fund	147,226
Fidelity Tactical Income Central Fund	4,469,071
Fidelity Telecom Services Central Fund	183,616
Fidelity Utilities Central Fund	280,542
Total	$ 12,265,956
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 6,531	$ 14,926,030	$ 5,719,658	$ 9,401,294	1.3%
Fidelity Consumer Discretionary Central Fund	12,388,655	13,356,823	2,159,394	29,102,286	3.2%
Fidelity Consumer Staples Central Fund	12,250,056	13,377,245	3,903,627	25,830,682	2.9%
Fidelity Emerging Markets Debt Central Fund	1,535,265	1,679,208	314,710	3,241,106	2.8%
Fidelity Emerging Markets Equity Central Fund	6,941,612	8,300,703	6,316,306	10,591,183	4.8%
Fidelity Energy Central Fund	13,451,364	14,192,601	4,016,290	27,096,865	3.0%
Fidelity Financials Central Fund	19,467,932	24,055,531	6,697,857	45,117,276	3.2%
Fidelity Floating Rate Central Fund	7,760,657	17,348,704	3,979,154	22,224,028	1.4%
Fidelity Health Care Central Fund	14,958,235	14,922,008	4,532,106	32,605,604	3.1%
Fidelity High Income Central Fund 1	9,380,567	9,038,131	4,285,200	15,434,418	2.9%
Fidelity Industrials Central Fund	12,997,889	13,987,320	4,260,388	27,735,161	3.1%
Fidelity Inflation-Protected Bond Index Central Fund	-	22,728,261	1,538,388	21,688,901	3.3%
Fidelity Information Technology Central Fund	23,705,586	25,071,434	8,115,417	49,740,670	3.0%
Fidelity International Equity Central Fund	40,183,231	38,095,361	17,216,728	67,575,168	5.0%
Fidelity Materials Central Fund	4,622,261	5,119,501	1,494,312	10,329,858	3.3%
Fidelity Tactical Income Central Fund	103,152,770	120,603,181	35,099,086	195,890,957	3.3%
Fidelity Telecom Services Central Fund	3,387,271	3,539,976	1,024,567	7,266,360	2.9%
Fidelity Utilities Central Fund	4,626,235	5,615,521	1,112,084	10,088,516	3.1%
Total	$ 290,816,117	$ 365,957,539	$ 111,785,272	$ 610,960,333
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 352,480,923	$ 352,480,923	$ -	$ -
Fixed-Income Central Funds	258,479,410	258,479,410	-	-
Money Market Central Funds	15,857,106	15,857,106	-	-
U.S. Treasury Obligations	709,881	-	709,881	-
Total Investments in Securities:	$ 627,527,320	$ 626,817,439	$ 709,881	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 15,662	$ 15,662	$ -	$ -
Liabilities
Futures Contracts	$ (190,576)	$ (190,576)	$ -	$ -
Total Derivative Instruments:	$ (174,914)	$ (174,914)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 15,662	$ (190,576)
Total Value of Derivatives	$ 15,662	$ (190,576)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds. Percentages in the below tables are adjusted for the effect of TBA Sale Commitments.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	24.5%
AAA,AA,A	3.6%
BBB	5.2%
BB	1.9%
B	3.5%
CCC,CC,C	0.8%
D	0.0%**
Not Rated	0.4%
Equities*	54.5%
Short-Term Investments and Net Other Assets	5.6%
100.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%
** Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	79.8%
United Kingdom	4.3%
Japan	1.8%
Switzerland	1.3%
France	1.2%
Canada	1.1%
Cayman Islands	1.0%
Others (Individually Less Than 1%)	9.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 60%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $709,853)	$ 709,881
Fidelity Central Funds (cost $571,920,331)	626,817,439
Total Investments (cost $572,630,184)		$ 627,527,320
Receivable for investments sold		265,908
Receivable for fund shares sold		736,986
Distributions receivable from Fidelity Central Funds		2,776
Receivable from investment adviser for expense reductions		1,040
Other receivables		9,349
Total assets		628,543,379

Liabilities
Payable for investments purchased	$ 465,422
Payable for fund shares redeemed	649,066
Accrued management fee	287,842
Distribution and service plan fees payable	22,474
Payable for daily variation margin on futures contracts	66,240
Other affiliated payables	93,918
Other payables and accrued expenses	21,445
Total liabilities		1,606,407

Net Assets		$ 626,936,972
Net Assets consist of:
Paid in capital		$ 569,445,969
Undistributed net investment income		5,557,226
Accumulated undistributed net realized gain (loss) on investments		(2,788,445)
Net unrealized appreciation (depreciation) on investments		54,722,222
Net Assets		$ 626,936,972

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($37,312,023 ÷ 3,670,836 shares)		$ 10.16

Maximum offering price per share (100/94.25 of $10.16)		$ 10.78
Class T: Net Asset Value and redemption price per share ($11,380,232 ÷ 1,124,861 shares)		$ 10.12

Maximum offering price per share (100/96.50 of $10.12)		$ 10.49
Class B: Net Asset Value and offering price per share ($1,744,820 ÷ 172,597 shares)A		$ 10.11

Class C: Net Asset Value and offering price per share ($10,184,661 ÷ 1,012,751 shares)A		$ 10.06

Asset Manager 60%: Net Asset Value, offering price and redemption price per share ($557,350,941 ÷ 54,599,359 shares)		$ 10.21

Institutional Class: Net Asset Value, offering price and redemption price per share ($8,964,295 ÷ 878,322 shares)		$ 10.21

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2012

Investment Income
Dividends		$ 29,212
Interest		259
Income from Fidelity Central Funds		12,265,956
Total income		12,295,427

Expenses
Management fee	$ 2,928,879
Transfer agent fees	747,507
Distribution and service plan fees	241,566
Accounting fees and expenses	250,726
Custodian fees and expenses	885
Independent trustees' compensation	1,766
Registration fees	103,292
Audit	39,618
Legal	1,960
Miscellaneous	3,143
Total expenses before reductions	4,319,342
Expense reductions	(62,584)	4,256,758
Net investment income (loss)		8,038,669
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	223,227
Fidelity Central Funds	(4,161,328)
Futures contracts	888,502
Capital gain distributions from Fidelity Central Funds	11,257
Total net realized gain (loss)		(3,038,342)
Change in net unrealized appreciation (depreciation) on: Investment securities	70,054,616
Futures contracts	328,473
Total change in net unrealized appreciation (depreciation)		70,383,089
Net gain (loss)		67,344,747
Net increase (decrease) in net assets resulting from operations		$ 75,383,416

Statement of Changes in Net Assets

	Year ended September 30, 2012	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,038,669	$ 3,823,193
Net realized gain (loss)	(3,038,342)	2,614,211
Change in net unrealized appreciation (depreciation)	70,383,089	(22,359,795)
Net increase (decrease) in net assets resulting from operations	75,383,416	(15,922,391)
Distributions to shareholders from net investment income	(4,894,293)	(1,801,117)
Distributions to shareholders from net realized gain	(1,030,578)	(4,681,894)
Total distributions	(5,924,871)	(6,483,011)
Share transactions - net increase (decrease)	255,553,879	192,473,577
Total increase (decrease) in net assets	325,012,424	170,068,175

Net Assets
Beginning of period	301,924,548	131,856,373
End of period (including undistributed net investment income of $5,557,226 and undistributed net investment income of $3,353,834, respectively)	$ 626,936,972	$ 301,924,548

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.76	$ 9.19	$ 8.41	$ 7.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.12	.13	.13	.15	.17
Net realized and unrealized gain (loss)	1.38	(.20)	.76	.41	(2.18)
Total from investment operations	1.50	(.07)	.89	.56	(2.01)
Distributions from net investment income	(.08)	(.09)	(.09)	(.10)	(.04)
Distributions from net realized gain	(.02)	(.26)	(.02)	-	-
Total distributions	(.10)	(.36) J	(.11)	(.10)	(.04)
Net asset value, end of period	$ 10.16	$ 8.76	$ 9.19	$ 8.41	$ 7.95
Total Return B,C,D	17.27%	(1.05)%	10.62%	7.48%	(20.16)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.09%	1.12%	1.22%	1.54%	2.18% A
Expenses net of fee waivers, if any	1.09%	1.10%	1.10%	1.10%	1.16% A
Expenses net of all reductions	1.08%	1.09%	1.08%	1.09%	1.16% A
Net investment income (loss)	1.26%	1.39%	1.44%	2.15%	1.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,312	$ 30,707	$ 20,690	$ 6,044	$ 3,135
Portfolio turnover rate G	25%	14%	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.36 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.262 per share.

Financial Highlights - Class T

Years ended September 30,	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.72	$ 9.15	$ 8.38	$ 7.93	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.11	.10	.13	.15
Net realized and unrealized gain (loss)	1.38	(.21)	.76	.42	(2.19)
Total from investment operations	1.48	(.10)	.86	.55	(2.04)
Distributions from net investment income	(.06)	(.07)	(.07)	(.10)	(.03)
Distributions from net realized gain	(.02)	(.26)	(.02)	-	-
Total distributions	(.08)	(.33)	(.09)	(.10)	(.03)
Net asset value, end of period	$ 10.12	$ 8.72	$ 9.15	$ 8.38	$ 7.93
Total Return B,C,D	17.12%	(1.34)%	10.32%	7.24%	(20.42)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.34%	1.37%	1.45%	1.77%	2.34% A
Expenses net of fee waivers, if any	1.34%	1.35%	1.35%	1.35%	1.42% A
Expenses net of all reductions	1.33%	1.34%	1.33%	1.34%	1.42% A
Net investment income (loss)	1.01%	1.14%	1.19%	1.90%	1.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,380	$ 8,045	$ 6,035	$ 3,537	$ 1,228
Portfolio turnover rate G	25%	14%	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.69	$ 9.12	$ 8.37	$ 7.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.06	.06	.10	.11
Net realized and unrealized gain (loss)	1.39	(.21)	.75	.42	(2.19)
Total from investment operations	1.44	(.15)	.81	.52	(2.08)
Distributions from net investment income	-	(.02)	(.04)	(.05)	(.02)
Distributions from net realized gain	(.02)	(.26)	(.02)	-	-
Total distributions	(.02)	(.28)	(.06)	(.05)	(.02)
Net asset value, end of period	$ 10.11	$ 8.69	$ 9.12	$ 8.37	$ 7.90
Total Return B,C,D	16.53%	(1.82)%	9.68%	6.78%	(20.81)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.92%	1.95%	2.05%	2.31%	2.85% A
Expenses net of fee waivers, if any	1.85%	1.85%	1.85%	1.85%	1.92% A
Expenses net of all reductions	1.84%	1.84%	1.83%	1.84%	1.92% A
Net investment income (loss)	.50%	.64%	.69%	1.40%	1.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,745	$ 1,833	$ 1,987	$ 1,529	$ 1,074
Portfolio turnover rate G	25%	14%	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class C

Years ended September 30,	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.67	$ 9.10	$ 8.37	$ 7.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.06	.06	.10	.11
Net realized and unrealized gain (loss)	1.38	(.20)	.74	.42	(2.19)
Total from investment operations	1.43	(.14)	.80	.52	(2.08)
Distributions from net investment income	(.02)	(.03)	(.05)	(.05)	(.02)
Distributions from net realized gain	(.02)	(.26)	(.02)	-	-
Total distributions	(.04)	(.29)	(.07)	(.05)	(.02)
Net asset value, end of period	$ 10.06	$ 8.67	$ 9.10	$ 8.37	$ 7.90
Total Return B,C,D	16.55%	(1.79)%	9.62%	6.83%	(20.81)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.88%	1.90%	1.97%	2.29%	2.80% A
Expenses net of fee waivers, if any	1.85%	1.85%	1.85%	1.85%	1.91% A
Expenses net of all reductions	1.84%	1.83%	1.83%	1.84%	1.91% A
Net investment income (loss)	.50%	.64%	.69%	1.40%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,185	$ 6,928	$ 4,256	$ 2,057	$ 1,643
Portfolio turnover rate G	25%	14%	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 60%

Years ended September 30,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.80	$ 9.22	$ 8.43	$ 7.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.16	.15	.17	.19
Net realized and unrealized gain (loss)	1.39	(.21)	.76	.42	(2.18)
Total from investment operations	1.54	(.05)	.91	.59	(1.99)
Distributions from net investment income	(.11)	(.11)	(.10)	(.12)	(.05)
Distributions from net realized gain	(.02)	(.26)	(.02)	-	-
Total distributions	(.13)	(.37)	(.12)	(.12)	(.05)
Net asset value, end of period	$ 10.21	$ 8.80	$ 9.22	$ 8.43	$ 7.96
Total Return B,C	17.73%	(.79)%	10.88%	7.81%	(20.03)%
Ratios to Average Net Assets E,H
Expenses before reductions	.77%	.82%	.92%	1.22%	1.87% A
Expenses net of fee waivers, if any	.77%	.82%	.85%	.85%	.89% A
Expenses net of all reductions	.76%	.80%	.83%	.84%	.89% A
Net investment income (loss)	1.59%	1.67%	1.69%	2.40%	2.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 557,351	$ 246,943	$ 95,660	$ 51,464	$ 22,212
Portfolio turnover rate F	25%	14%	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

Years ended September 30,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.79	$ 9.22	$ 8.43	$ 7.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.16	.15	.17	.20
Net realized and unrealized gain (loss)	1.39	(.22)	.76	.42	(2.19)
Total from investment operations	1.54	(.06)	.91	.59	(1.99)
Distributions from net investment income	(.10)	(.11)	(.10)	(.12)	(.05)
Distributions from net realized gain	(.02)	(.26)	(.02)	-	-
Total distributions	(.12)	(.37)	(.12)	(.12)	(.05)
Net asset value, end of period	$ 10.21	$ 8.79	$ 9.22	$ 8.43	$ 7.96
Total Return B,C	17.73%	(.87)%	10.88%	7.81%	(20.03)%
Ratios to Average Net Assets E,H
Expenses before reductions	.84%	.85%	.95%	1.21%	1.86% A
Expenses net of fee waivers, if any	.84%	.85%	.85%	.85%	.94% A
Expenses net of all reductions	.83%	.84%	.83%	.84%	.93% A
Net investment income (loss)	1.51%	1.64%	1.69%	2.40%	2.22% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,964	$ 7,470	$ 3,228	$ 844	$ 792
Portfolio turnover rate F	25%	14%	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 70%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.1	1.8
General Electric Co.	0.9	0.6
Procter & Gamble Co.	0.8	0.8
Google, Inc. Class A	0.8	0.1
British American Tobacco PLC sponsored ADR	0.6	0.6
Chevron Corp.	0.6	0.8
The Coca-Cola Co.	0.6	0.6
Exxon Mobil Corp.	0.5	0.4
Amgen, Inc.	0.5	0.4
Merck & Co., Inc.	0.5	0.2
	7.9
Asset Allocation (% of fund's net assets)
As of September 30, 2012	As of March 31, 2012
Stock Class and Equity Futures* 66.1%	Stock Class and Equity Futures** 67.2%
Bond Class 30.0%	Bond Class 27.0%
Short-Term Class 3.9%	Short-Term Class 5.8%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%	** Includes investment in Fidelity Commodity Strategy Central Fund of 1.0%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Fidelity Asset Manager 70%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2012
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	12.2
Fidelity Information Technology Central Fund	9.5
Fidelity Financials Central Fund	8.3
Fidelity Health Care Central Fund	6.2
Fidelity Consumer Discretionary Central Fund	5.4
Fidelity Industrials Central Fund	5.4
Fidelity Energy Central Fund	5.1
Fidelity Consumer Staples Central Fund	5.0
Fidelity Emerging Markets Equity Central Fund	2.2
Fidelity Materials Central Fund	2.0
Fidelity Utilities Central Fund	1.9
Fidelity Commodity Strategy Central Fund	1.5
Fidelity Telecom Services Central Fund	1.4
Total Equity Central Funds	66.1
Fixed-Income Central Funds
High Yield Fixed-Income Funds	6.5
Investment Grade Fixed-Income Funds	24.7
Total Fixed-Income Central Funds	31.2
Common Stocks	0.0*
Money Market Central Funds	2.6
U.S. Treasury Obligations	0.1
Net Other Assets (Liabilities)	0.0*
Total	100.0
* Amount represents less than 0.1%
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 22.6% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 70%

Investments September 30, 2012

Showing Percentage of Net Assets

Equity Central Funds - 66.1%
	Shares	Value
Fidelity Commodity Strategy Central Fund (d)	3,987,895	$ 44,823,940
Fidelity Consumer Discretionary Central Fund (d)	1,085,128	163,745,803
Fidelity Consumer Staples Central Fund (d)	924,163	148,836,500
Fidelity Emerging Markets Equity Central Fund (d)	331,873	64,901,046
Fidelity Energy Central Fund (d)	1,242,373	153,830,577
Fidelity Financials Central Fund (d)	4,247,761	247,899,320
Fidelity Health Care Central Fund (d)	1,137,603	186,145,992
Fidelity Industrials Central Fund (d)	1,059,378	161,512,794
Fidelity Information Technology Central Fund (d)	1,488,660	284,378,680
Fidelity International Equity Central Fund (d)	5,576,820	365,839,378
Fidelity Materials Central Fund (d)	329,675	59,437,024
Fidelity Telecom Services Central Fund (d)	301,142	42,132,776
Fidelity Utilities Central Fund (d)	491,346	57,428,489
TOTAL EQUITY CENTRAL FUNDS (Cost $1,806,156,540)		1,980,912,319
Fixed-Income Central Funds - 31.2%

High Yield Fixed-Income Funds - 6.5%
Fidelity Emerging Markets Debt Central Fund (d)	1,432,208	15,797,256
Fidelity Floating Rate Central Fund (d)	1,019,468	106,544,626
Fidelity High Income Central Fund 1 (d)	720,906	73,128,662
TOTAL HIGH YIELD FIXED-INCOME FUNDS		195,470,544
Investment Grade Fixed-Income Funds - 24.7%
Fidelity Inflation-Protected Bond Index Central Fund (d)	1,009,207	103,473,982
Fidelity Tactical Income Central Fund (d)	5,843,780	637,790,096
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		741,264,078
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $878,651,703)		936,734,622
Common Stocks - 0.0%

United States of America - 0.0%
Comverse Technology, Inc. (a) (Cost $4,583)	705	4,336
Money Market Central Funds - 2.6%

Fidelity Cash Central Fund, 0.17% (b)	78,362,958	78,362,958
Fidelity Money Market Central Fund, 0.36% (b)	4	4
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $78,362,962)		78,362,962
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.1% 11/23/12 to 12/20/12 (c) (Cost $3,429,313)	$ 3,430,000	$ 3,429,455
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,766,605,101)	2,999,443,694
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,158,737)
NET ASSETS - 100%	$ 2,998,284,957
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
830 CME E-mini S&P 500 Index Contracts	Dec. 2012	$ 59,519,300	$ (919,641)
117 NYSE E-mini MSCI Emerging Markets Index Contracts	Dec. 2012	5,814,900	91,624
TOTAL EQUITY INDEX CONTRACTS		$ 65,334,200	$ (828,017)
The face value of futures purchased as a percentage of net assets is 2.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,429,455.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 148,831
Fidelity Commodity Strategy Central Fund	40,702
Fidelity Consumer Discretionary Central Fund	1,921,379
Fidelity Consumer Staples Central Fund	3,965,681
Fidelity Emerging Markets Debt Central Fund	1,014,506
Fidelity Emerging Markets Equity Central Fund	1,480,158
Fidelity Energy Central Fund	2,553,336
Fidelity Financials Central Fund	3,791,737
Fidelity Floating Rate Central Fund	3,628,335
Fidelity Health Care Central Fund	1,861,033
Fidelity High Income Central Fund 1	5,373,555
Fidelity Industrials Central Fund	2,897,117
Fidelity Information Technology Central Fund	1,638,968
Fidelity International Equity Central Fund	11,994,431
Fidelity Materials Central Fund	933,685
Fidelity Tactical Income Central Fund	16,317,278
Fidelity Telecom Services Central Fund	1,202,023
Fidelity Utilities Central Fund	1,746,104
Total	$ 62,508,859
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 61,425	$ 71,950,596	$ 27,760,118	$ 44,823,940	6.0%
Fidelity Consumer Discretionary Central Fund	117,902,173	22,093,004	15,185,325	163,745,803	17.9%
Fidelity Consumer Staples Central Fund	115,794,020	21,181,096	15,366,861	148,836,500	16.9%
Fidelity Emerging Markets Debt Central Fund	13,469,679	2,900,352	2,608,027	15,797,256	13.8%
Fidelity Emerging Markets Equity Central Fund	58,414,160	21,788,938	26,911,949	64,901,046	29.3%
Fidelity Energy Central Fund	119,247,745	22,987,953	15,977,604	153,830,577	17.0%
Fidelity Financials Central Fund	175,751,943	38,789,517	22,888,392	247,899,320	17.7%
Fidelity Floating Rate Central Fund	58,022,827	61,005,391	18,522,029	106,544,626	6.7%
Fidelity Health Care Central Fund	132,805,973	25,738,467	18,735,276	186,145,992	17.8%
Fidelity High Income Central Fund 1	72,185,740	15,206,314	21,855,939	73,128,662	13.6%
Fidelity Industrials Central Fund	118,426,577	21,505,958	14,741,244	161,512,794	18.3%
Fidelity Inflation-Protected Bond Index Central Fund	-	104,179,718	3,185,873	103,473,982	15.9%
Fidelity Information Technology Central Fund	193,616,497	60,370,274	31,559,955	284,378,680	17.4%
Fidelity International Equity Central Fund	357,200,552	63,254,764	101,909,170	365,839,378	27.1%
Fidelity Materials Central Fund	41,111,134	9,253,709	5,630,656	59,437,024	18.9%
Fidelity Tactical Income Central Fund	559,827,477	177,930,797	124,060,496	637,790,096	10.7%
Fidelity Telecom Services Central Fund	33,734,709	5,739,226	6,225,898	42,132,776	16.6%
Fidelity Utilities Central Fund	47,102,493	8,360,478	4,287,145	57,428,489	17.9%
Total	$ 2,214,675,124	$ 754,236,552	$ 477,411,957	$ 2,917,646,941
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Information Technology	$ 4,336	$ 4,336	$ -	$ -
Equity Central Funds	1,980,912,319	1,980,912,319	-	-
Fixed-Income Central Funds	936,734,622	936,734,622	-	-
Money Market Central Funds	78,362,962	78,362,962	-	-
U.S. Treasury Obligations	3,429,455	-	3,429,455	-
Total Investments in Securities:	$ 2,999,443,694	$ 2,996,014,239	$ 3,429,455	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 91,624	$ 91,624	$ -	$ -
Liabilities
Futures Contracts	$ (919,641)	$ (919,641)	$ -	$ -
Total Derivative Instruments:	$ (828,017)	$ (828,017)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 91,624	$ (919,641)
Total Value of Derivatives	$ 91,624	$ (919,641)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds. Percentages in the below tables are adjusted for the effect of TBA Sale Commitments.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	17.7%
AAA,AA,A	2.5%
BBB	3.6%
BB	1.7%
B	3.5%
CCC,CC,C	0.8%
D	0.0%**
Not Rated	0.4%
Equities*	63.9%
Short-Term Investments and Net Other Assets	5.9%
100.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%
** Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	77.4%
United Kingdom	4.7%
Japan	2.0%
Switzerland	1.5%
France	1.3%
Canada	1.2%
Germany	1.0%
Others (Individually Less Than 1%)	10.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 70%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,433,896)	$ 3,433,791
Fidelity Central Funds (cost $2,763,171,205)	2,996,009,903
Total Investments (cost $2,766,605,101)		$ 2,999,443,694
Cash		25
Receivable for investments sold		1,756,544
Receivable for fund shares sold		1,571,238
Distributions receivable from Fidelity Central Funds		13,842
Other receivables		118,578
Total assets		3,002,903,921

Liabilities
Payable for fund shares redeemed	2,238,319
Accrued management fee	1,393,327
Transfer agent fee payable	394,393
Distribution and service plan fees payable	82,085
Payable for daily variation margin on futures contracts	326,715
Other affiliated payables	95,584
Other payables and accrued expenses	88,541
Total liabilities		4,618,964

Net Assets		$ 2,998,284,957
Net Assets consist of:
Paid in capital		$ 2,929,125,856
Undistributed net investment income		31,703,525
Accumulated undistributed net realized gain (loss) on investments		(194,555,000)
Net unrealized appreciation (depreciation) on investments		232,010,576
Net Assets		$ 2,998,284,957

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($120,425,036 ÷ 6,950,538 shares)		$ 17.33

Maximum offering price per share (100/94.25 of $17.33)		$ 18.39
Class T: Net Asset Value and redemption price per share ($43,064,439 ÷ 2,488,878 shares)		$ 17.30

Maximum offering price per share (100/96.50 of $17.30)		$ 17.93
Class B: Net Asset Value and offering price per share ($8,013,729 ÷ 463,193 shares)A		$ 17.30

Class C: Net Asset Value and offering price per share ($38,244,972 ÷ 2,220,175 shares)A		$ 17.23

Asset Manager 70%: Net Asset Value, offering price and redemption price per share ($2,758,118,835 ÷ 158,726,961 shares)		$ 17.38

Institutional Class: Net Asset Value, offering price and redemption price per share ($30,417,946 ÷ 1,749,905 shares)		$ 17.38

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2012

Investment Income
Dividends		$ 210,031
Interest		1,677
Income from Fidelity Central Funds		62,508,859
Total income		62,720,567

Expenses
Management fee	$ 15,610,838
Transfer agent fees	4,659,537
Distribution and service plan fees	955,840
Accounting fees and expenses	1,057,046
Custodian fees and expenses	1,309
Independent trustees' compensation	10,126
Appreciation in deferred trustee compensation account	106
Registration fees	107,991
Audit	35,882
Legal	21,617
Miscellaneous	25,915
Total expenses before reductions	22,486,207
Expense reductions	(370,348)	22,115,859
Net investment income (loss)		40,604,708
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,871,472
Fidelity Central Funds	(26,400,469)
Futures contracts	6,866,852
Capital gain distributions from Fidelity Central Funds	71,909
Total net realized gain (loss)		(15,590,236)
Change in net unrealized appreciation (depreciation) on: Investment securities	451,890,815
Futures contracts	4,369,286
Total change in net unrealized appreciation (depreciation)		456,260,101
Net gain (loss)		440,669,865
Net increase (decrease) in net assets resulting from operations		$ 481,274,573

Statement of Changes in Net Assets

	Year ended September 30, 2012	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 40,604,708	$ 38,326,989
Net realized gain (loss)	(15,590,236)	99,613,111
Change in net unrealized appreciation (depreciation)	456,260,101	(166,113,233)
Net increase (decrease) in net assets resulting from operations	481,274,573	(28,173,133)
Distributions to shareholders from net investment income	(38,394,729)	(36,469,147)
Distributions to shareholders from net realized gain	(4,004,992)	(4,972,014)
Total distributions	(42,399,721)	(41,441,161)
Share transactions - net increase (decrease)	239,918,849	(200,697,883)
Total increase (decrease) in net assets	678,793,701	(270,312,177)

Net Assets
Beginning of period	2,319,491,256	2,589,803,433
End of period (including undistributed net investment income of $31,703,525 and undistributed net investment income of $29,546,463, respectively)	$ 2,998,284,957	$ 2,319,491,256

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.72	$ 15.24	$ 13.94	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.19	.19	.17	.22	- K
Net realized and unrealized gain (loss)	2.64	(.50)	1.33	.40	(.52)
Total from investment operations	2.83	(.31)	1.50	.62	(.52)
Distributions from net investment income	(.19)	(.18)	(.19)	(.30)	-
Distributions from net realized gain	(.03)	(.03)	(.01)	-	-
Total distributions	(.22)	(.21)	(.20)	(.30)	-
Net asset value, end of period	$ 17.33	$ 14.72	$ 15.24	$ 13.94	$ 13.62
Total Return B,C,D	19.44%	(2.14)%	10.87%	5.28%	(3.68)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.08%	1.09%	1.12%	1.19%	1.31% A
Expenses net of fee waivers, if any	1.08%	1.09%	1.12%	1.19%	1.25% A
Expenses net of all reductions	1.07%	1.07%	1.10%	1.18%	1.24% A
Net investment income (loss)	1.17%	1.17%	1.15%	1.88%	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 120,425	$ 107,670	$ 111,293	$ 88,969	$ 89,034
Portfolio turnover rate G	20%	16%	21%	13%	14% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Amount represents less than $.01 per share.

Financial Highlights - Class T

Years ended September 30,	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.70	$ 15.21	$ 13.91	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.15	.15	.13	.19	- K
Net realized and unrealized gain (loss)	2.62	(.49)	1.33	.39	(.52)
Total from investment operations	2.77	(.34)	1.46	.58	(.52)
Distributions from net investment income	(.15)	(.14)	(.16)	(.29)	-
Distributions from net realized gain	(.03)	(.03)	(.01)	-	-
Total distributions	(.17) M	(.17)	(.16) L	(.29)	-
Net asset value, end of period	$ 17.30	$ 14.70	$ 15.21	$ 13.91	$ 13.62
Total Return B,C,D	19.03%	(2.36)%	10.61%	4.98%	(3.68)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.35%	1.35%	1.38%	1.44%	1.56% A
Expenses net of fee waivers, if any	1.35%	1.35%	1.38%	1.44%	1.50% A
Expenses net of all reductions	1.33%	1.34%	1.36%	1.43%	1.49% A
Net investment income (loss)	.91%	.91%	.89%	1.63%	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,064	$ 40,033	$ 45,394	$ 46,624	$ 52,478
Portfolio turnover rate G	20%	16%	21%	13%	14% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Amount represents less than $.01 per share.

L Total distributions of $.16 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.009 per share.

M Total distributions of $.17 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.66	$ 15.15	$ 13.86	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.06	.06	.05	.13	- K
Net realized and unrealized gain (loss)	2.63	(.50)	1.33	.39	(.52)
Total from investment operations	2.69	(.44)	1.38	.52	(.52)
Distributions from net investment income	(.03)	(.02)	(.08)	(.28)	-
Distributions from net realized gain	(.03)	(.03)	(.01)	-	-
Total distributions	(.05) L	(.05)	(.09)	(.28)	-
Net asset value, end of period	$ 17.30	$ 14.66	$ 15.15	$ 13.86	$ 13.62
Total Return B,C,D	18.42%	(2.92)%	10.00%	4.45%	(3.68)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.90%	1.90%	1.92%	1.95%	2.06% A
Expenses net of fee waivers, if any	1.90%	1.90%	1.92%	1.95%	2.00% A
Expenses net of all reductions	1.89%	1.89%	1.90%	1.94%	1.99% A
Net investment income (loss)	.35%	.36%	.35%	1.13%	.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,014	$ 9,605	$ 14,696	$ 18,407	$ 23,526
Portfolio turnover rate G	20%	16%	21%	13%	14% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Amount represents less than $.01 per share.

L Total distributions of $.05 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.025 per share.

Financial Highlights - Class C

Years ended September 30,	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.63	$ 15.13	$ 13.86	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.07	.07	.06	.13	- K
Net realized and unrealized gain (loss)	2.62	(.49)	1.33	.39	(.52)
Total from investment operations	2.69	(.42)	1.39	.52	(.52)
Distributions from net investment income	(.07)	(.05)	(.11)	(.28)	-
Distributions from net realized gain	(.03)	(.03)	(.01)	-	-
Total distributions	(.09) L	(.08)	(.12)	(.28)	-
Net asset value, end of period	$ 17.23	$ 14.63	$ 15.13	$ 13.86	$ 13.62
Total Return B,C,D	18.49%	(2.81)%	10.09%	4.46%	(3.68)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.83%	1.83%	1.84%	1.92%	2.07% A
Expenses net of fee waivers, if any	1.83%	1.83%	1.84%	1.92%	2.00% A
Expenses net of all reductions	1.81%	1.81%	1.82%	1.91%	1.99% A
Net investment income (loss)	.43%	.43%	.43%	1.15%	.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,245	$ 32,160	$ 34,847	$ 34,633	$ 37,762
Portfolio turnover rate G	20%	16%	21%	13%	14% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Amount represents less than $.01 per share.

L Total distributions of $.09 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 70%

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.77	$ 15.28	$ 13.97	$ 13.62	$ 17.78
Income from Investment Operations
Net investment income (loss) B	.24	.24	.21	.25	.33
Net realized and unrealized gain (loss)	2.64	(.49)	1.34	.41	(4.06)
Total from investment operations	2.88	(.25)	1.55	.66	(3.73)
Distributions from net investment income	(.25)	(.23)	(.23)	(.31)	(.41)
Distributions from net realized gain	(.03)	(.03)	(.01)	-	(.02)
Total distributions	(.27) G	(.26)	(.24)	(.31)	(.43)
Net asset value, end of period	$ 17.38	$ 14.77	$ 15.28	$ 13.97	$ 13.62
Total Return A	19.79%	(1.79)%	11.21%	5.59%	(21.46)%
Ratios to Average Net Assets C,E
Expenses before reductions	.76%	.78%	.80%	.88%	.79%
Expenses net of fee waivers, if any	.76%	.78%	.80%	.88%	.79%
Expenses net of all reductions	.75%	.76%	.78%	.86%	.78%
Net investment income (loss)	1.49%	1.48%	1.47%	2.20%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,758,119	$ 2,103,346	$ 2,357,618	$ 2,214,929	$ 2,269,425
Portfolio turnover rate D	20%	16%	21%	13%	14% F

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate does not include the assets acquired in the merger.

G Total distributions of $.27 per share is comprised of distributions from net investment income of $.247 and distributions from net realized gain of $.025 per share.

Financial Highlights - Institutional Class

Years ended September 30,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.78	$ 15.29	$ 13.97	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) D	.24	.24	.21	.25	- J
Net realized and unrealized gain (loss)	2.63	(.50)	1.33	.41	(.52)
Total from investment operations	2.87	(.26)	1.54	.66	(.52)
Distributions from net investment income	(.24)	(.22)	(.21)	(.31)	-
Distributions from net realized gain	(.03)	(.03)	(.01)	-	-
Total distributions	(.27)	(.25)	(.22)	(.31)	-
Net asset value, end of period	$ 17.38	$ 14.78	$ 15.29	$ 13.97	$ 13.62
Total Return B,C	19.68%	(1.82)%	11.17%	5.58%	(3.68)%
Ratios to Average Net Assets E,H
Expenses before reductions	.80%	.81%	.84%	.90%	1.06% A
Expenses net of fee waivers, if any	.80%	.81%	.84%	.90%	1.00% A
Expenses net of all reductions	.79%	.80%	.82%	.89%	.99% A
Net investment income (loss)	1.45%	1.45%	1.43%	2.17%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,418	$ 26,678	$ 25,956	$ 30,076	$ 25,717
Portfolio turnover rate F	20%	16%	21%	13%	14% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 85%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.4	2.1
General Electric Co.	1.1	0.7
Procter & Gamble Co.	1.0	1.0
Google, Inc. Class A	0.9	0.2
British American Tobacco PLC sponsored ADR	0.7	0.7
Chevron Corp.	0.7	1.0
The Coca-Cola Co.	0.7	0.7
Exxon Mobil Corp.	0.7	0.5
Amgen, Inc.	0.6	0.5
Merck & Co., Inc.	0.6	0.3
	9.4
Asset Allocation (% of fund's net assets)
As of September 30, 2012	As of March 31, 2012
Stock Class and Equity Futures* 80.1%	Stock Class and Equity Futures** 81.6%
Bond Class 16.6%	Bond Class 14.2%
Short-Term Class 3.3%	Short-Term Class 4.2%
* Includes investment in Fidelity Commodity Strategy Central Fund of 2.0%	**Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Fidelity Asset Manager 85%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2012
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	15.9
Fidelity Information Technology Central Fund	11.2
Fidelity Financials Central Fund	9.9
Fidelity Health Care Central Fund	7.2
Fidelity Consumer Discretionary Central Fund	6.6
Fidelity Industrials Central Fund	6.5
Fidelity Energy Central Fund	6.4
Fidelity Consumer Staples Central Fund	6.2
Fidelity Emerging Markets Equity Central Fund	2.6
Fidelity Materials Central Fund	2.4
Fidelity Utilities Central Fund	2.3
Fidelity Commodity Strategy Central Fund	2.0
Fidelity Telecom Services Central Fund	1.8
Total Equity Central Funds	81.0
Fixed-Income Central Funds
High Yield Fixed-Income Funds	3.9
Investment Grade Fixed-Income Funds	13.3
Total Fixed-Income Central Funds	17.2
Money Market Central Funds	1.7
U.S. Treasury Obligations	0.1
Net Other Assets (Liabilities)	0.0*
Total	100.0
* Amount represents less than 0.1%
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 27.4% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 85%

Investments September 30, 2012

Showing Percentage of Net Assets

Equity Central Funds - 81.0%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	1,438,179	$ 16,165,131
Fidelity Consumer Discretionary Central Fund (c)	357,780	53,988,981
Fidelity Consumer Staples Central Fund (c)	311,801	50,215,622
Fidelity Emerging Markets Equity Central Fund (c)	106,685	20,863,310
Fidelity Energy Central Fund (c)	419,678	51,964,564
Fidelity Financials Central Fund (c)	1,374,710	80,228,075
Fidelity Health Care Central Fund (c)	360,359	58,965,470
Fidelity Industrials Central Fund (c)	348,006	53,056,934
Fidelity Information Technology Central Fund (c)	478,515	91,410,771
Fidelity International Equity Central Fund (c)	1,968,059	129,104,649
Fidelity Materials Central Fund (c)	110,278	19,882,058
Fidelity Telecom Services Central Fund (c)	105,916	14,818,664
Fidelity Utilities Central Fund (c)	161,208	18,841,950
TOTAL EQUITY CENTRAL FUNDS (Cost $595,584,083)		659,506,179
Fixed-Income Central Funds - 17.2%

High Yield Fixed-Income Funds - 3.9%
Fidelity Emerging Markets Debt Central Fund (c)	378,280	4,172,428
Fidelity Floating Rate Central Fund (c)	79,538	8,312,541
Fidelity High Income Central Fund 1 (c)	193,301	19,608,493
TOTAL HIGH YIELD FIXED-INCOME FUNDS		32,093,462
Investment Grade Fixed-Income Funds - 13.3%
Fidelity Inflation-Protected Bond Index Central Fund (c)	161,597	16,568,573
Fidelity Tactical Income Central Fund (c)	838,498	91,513,713
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		108,082,286
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $134,277,294)		140,175,748
Money Market Central Funds - 1.7%

Fidelity Cash Central Fund, 0.17% (a) (Cost $14,086,171)	14,086,171	14,086,171
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.1% 11/23/12 to 12/20/12 (b) (Cost $799,836)	$ 800,000	$ 799,868
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $744,747,384)	814,567,966
NET OTHER ASSETS (LIABILITIES) - 0.0%	(245,782)
NET ASSETS - 100%	$ 814,322,184
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
169 CME E-mini S&P 500 Index Contracts	Dec. 2012	$ 12,118,990	$ (187,252)
31 NYSE E-mini MSCI Emerging Markets Index Contracts	Dec. 2012	1,540,700	24,276
TOTAL EQUITY INDEX CONTRACTS		$ 13,659,690	$ (162,976)

The face value of futures purchased as a percentage of net assets is 1.7%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $799,868.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,860
Fidelity Commodity Strategy Central Fund	14,609
Fidelity Consumer Discretionary Central Fund	629,361
Fidelity Consumer Staples Central Fund	1,339,496
Fidelity Emerging Markets Debt Central Fund	265,848
Fidelity Emerging Markets Equity Central Fund	481,133
Fidelity Energy Central Fund	872,934
Fidelity Financials Central Fund	1,242,042
Fidelity Floating Rate Central Fund	169,769
Fidelity Health Care Central Fund	611,001
Fidelity High Income Central Fund 1	1,551,757
Fidelity Industrials Central Fund	962,499
Fidelity Information Technology Central Fund	534,673
Fidelity International Equity Central Fund	4,009,427
Fidelity Materials Central Fund	317,799
Fidelity Tactical Income Central Fund	2,237,612
Fidelity Telecom Services Central Fund	412,926
Fidelity Utilities Central Fund	583,814
Total	$ 16,256,560
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 16,227	$ 27,266,654	$ 11,311,504	$ 16,165,131	2.2%
Fidelity Consumer Discretionary Central Fund	40,100,328	6,904,475	5,855,206	53,988,981	5.9%
Fidelity Consumer Staples Central Fund	40,227,870	5,080,224	4,323,454	50,215,622	5.7%
Fidelity Emerging Markets Debt Central Fund	3,867,650	644,388	887,528	4,172,428	3.7%
Fidelity Emerging Markets Equity Central Fund	20,477,562	6,192,478	9,768,399	20,863,310	9.4%
Fidelity Energy Central Fund	41,757,839	5,200,825	4,629,484	51,964,564	5.7%
Fidelity Financials Central Fund	58,864,000	11,968,806	8,775,373	80,228,075	5.7%
Fidelity Floating Rate Central Fund	-	8,807,593	667,121	8,312,541	0.5%
Fidelity Health Care Central Fund	46,341,357	5,288,987	7,963,421	58,965,470	5.6%
Fidelity High Income Central Fund 1	26,259,753	7,969,683	16,946,548	19,608,493	3.6%
Fidelity Industrials Central Fund	41,243,117	6,342,659	6,743,614	53,056,934	6.0%
Fidelity Inflation-Protected Bond Index Central Fund	-	21,117,758	4,992,581	16,568,573	2.5%
Fidelity Information Technology Central Fund	65,291,631	18,354,419	11,978,894	91,410,771	5.6%
Fidelity International Equity Central Fund	118,826,709	16,423,685	21,744,711	129,104,649	9.6%
Fidelity Materials Central Fund	14,361,060	2,126,839	1,639,486	19,882,058	6.3%
Fidelity Tactical Income Central Fund	70,318,328	38,026,997	20,260,650	91,513,713	1.5%
Fidelity Telecom Services Central Fund	11,493,794	1,435,103	1,163,449	14,818,664	5.8%
Fidelity Utilities Central Fund	16,260,461	2,129,934	1,649,280	18,841,950	5.9%
Total	$ 615,707,686	$ 191,281,507	$ 141,300,703	$ 799,681,927
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 659,506,179	$ 659,506,179	$ -	$ -
Fixed-Income Central Funds	140,175,748	140,175,748	-	-
Money Market Central Funds	14,086,171	14,086,171	-	-
U.S. Treasury Obligations	799,868	-	799,868	-
Total Investments in Securities:	$ 814,567,966	$ 813,768,098	$ 799,868	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 24,276	$ 24,276	$ -	$ -
Liabilities
Futures Contracts	$ (187,252)	$ (187,252)	$ -	$ -
Total Derivative Instruments:	$ (162,976)	$ (162,976)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 24,276	$ (187,252)
Total Value of Derivatives	$ 24,276	$ (187,252)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds. Percentages in the below tables are adjusted for the effect of TBA Sale Commitments.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	9.5%
AAA,AA,A	1.3%
BBB	2.1%
BB	1.1%
B	2.0%
CCC,CC,C	0.4%
D	0.0%**
Not Rated	0.2%
Equities*	78.4%
Short-Term Investments and Net Other Assets	5.0%
100.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of 2.0%
** Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	72.6%
United Kingdom	5.9%
Japan	2.6%
Switzerland	1.9%
France	1.7%
Canada	1.5%
Germany	1.2%
Australia	1.1%
Netherlands	1.0%
Others (Individually Less Than 1%)	10.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 85%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $799,836)	$ 799,868
Fidelity Central Funds (cost $743,947,548)	813,768,098
Total Investments (cost $744,747,384)		$ 814,567,966
Receivable for investments sold		350,908
Receivable for fund shares sold		559,897
Distributions receivable from Fidelity Central Funds		841
Other receivables		17,837
Total assets		815,497,449

Liabilities
Payable for investments purchased	$ 35,618
Payable for fund shares redeemed	484,016
Accrued management fee	377,528
Transfer agent fee payable	128,682
Distribution and service plan fees payable	34,979
Payable for daily variation margin on futures contracts	69,000
Other affiliated payables	23,422
Other payables and accrued expenses	22,020
Total liabilities		1,175,265

Net Assets		$ 814,322,184
Net Assets consist of:
Paid in capital		$ 777,537,415
Undistributed net investment income		7,836,025
Accumulated undistributed net realized gain (loss) on investments		(40,708,862)
Net unrealized appreciation (depreciation) on investments		69,657,606
Net Assets		$ 814,322,184

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($66,048,252 ÷ 4,707,530 shares)		$ 14.03

Maximum offering price per share (100/94.25 of $14.03)		$ 14.89
Class T: Net Asset Value and redemption price per share ($10,604,035 ÷ 758,810 shares)		$ 13.97

Maximum offering price per share (100/96.50 of $13.97)		$ 14.48
Class B: Net Asset Value and offering price per share ($2,995,770 ÷ 214,890 shares)A		$ 13.94

Class C: Net Asset Value and offering price per share ($17,242,675 ÷ 1,245,305 shares)A		$ 13.85

Asset Manager 85%: Net Asset Value, offering price and redemption price per share ($706,721,896 ÷ 49,965,278 shares)		$ 14.14

Institutional Class: Net Asset Value, offering price and redemption price per share ($10,709,556 ÷ 759,087 shares)		$ 14.11

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2012

Investment Income
Dividends		$ 35,696
Interest		589
Income from Fidelity Central Funds		16,256,560
Total income		16,292,845

Expenses
Management fee	$ 4,242,548
Transfer agent fees	1,528,410
Distribution and service plan fees	390,113
Accounting fees and expenses	266,076
Custodian fees and expenses	1,012
Independent trustees' compensation	2,668
Registration fees	105,281
Audit	37,483
Legal	4,072
Miscellaneous	7,246
Total expenses before reductions	6,584,909
Expense reductions	(120,406)	6,464,503
Net investment income (loss)		9,828,342
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	523,485
Fidelity Central Funds	(3,109,435)
Futures contracts	2,181,268
Capital gain distributions from Fidelity Central Funds	21,591
Total net realized gain (loss)		(383,091)
Change in net unrealized appreciation (depreciation) on: Investment securities	136,966,870
Futures contracts	1,511,982
Total change in net unrealized appreciation (depreciation)		138,478,852
Net gain (loss)		138,095,761
Net increase (decrease) in net assets resulting from operations		$ 147,924,103

Statement of Changes in Net Assets

	Year ended September 30, 2012	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,828,342	$ 8,999,706
Net realized gain (loss)	(383,091)	25,490,623
Change in net unrealized appreciation (depreciation)	138,478,852	(58,900,989)
Net increase (decrease) in net assets resulting from operations	147,924,103	(24,410,660)
Distributions to shareholders from net investment income	(9,091,677)	(7,811,443)
Distributions to shareholders from net realized gain	(1,127,354)	(1,629,805)
Total distributions	(10,219,031)	(9,441,248)
Share transactions - net increase (decrease)	34,530,519	10,668,944
Total increase (decrease) in net assets	172,235,591	(23,182,964)

Net Assets
Beginning of period	642,086,593	665,269,557
End of period (including undistributed net investment income of $7,836,025 and undistributed net investment income of $7,099,360, respectively)	$ 814,322,184	$ 642,086,593

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.62	$ 12.23	$ 11.18	$ 10.94	$ 14.77
Income from Investment Operations
Net investment income (loss) C	.14	.13	.11	.14	.17
Net realized and unrealized gain (loss)	2.43	(.58)	1.06	.27	(3.74)
Total from investment operations	2.57	(.45)	1.17	.41	(3.57)
Distributions from net investment income	(.14)	(.13)	(.11)	(.17)	(.23)
Distributions from net realized gain	(.02)	(.03)	(.02)	-	(.03)
Total distributions	(.16)	(.16)	(.12) G	(.17)	(.26)
Net asset value, end of period	$ 14.03	$ 11.62	$ 12.23	$ 11.18	$ 10.94
Total Return A,B	22.30%	(3.85)%	10.56%	4.30%	(24.59)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.08%	1.10%	1.10%	1.17%	1.13%
Expenses net of fee waivers, if any	1.08%	1.10%	1.10%	1.17%	1.13%
Expenses net of all reductions	1.07%	1.08%	1.08%	1.16%	1.12%
Net investment income (loss)	1.07%	1.00%	.93%	1.50%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 66,048	$ 50,854	$ 45,550	$ 22,506	$ 12,887
Portfolio turnover rate E	21%	20%	25%	7%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.12 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.015 per share.

Financial Highlights - Class T

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.58	$ 12.19	$ 11.14	$ 10.91	$ 14.74
Income from Investment Operations
Net investment income (loss) C	.10	.10	.08	.11	.13
Net realized and unrealized gain (loss)	2.41	(.58)	1.06	.27	(3.73)
Total from investment operations	2.51	(.48)	1.14	.38	(3.60)
Distributions from net investment income	(.10)	(.10)	(.08)	(.15)	(.20)
Distributions from net realized gain	(.02)	(.03)	(.02)	-	(.03)
Total distributions	(.12)	(.13)	(.09) G	(.15)	(.23)
Net asset value, end of period	$ 13.97	$ 11.58	$ 12.19	$ 11.14	$ 10.91
Total Return A,B	21.86%	(4.08)%	10.33%	3.98%	(24.76)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.36%	1.35%	1.36%	1.44%	1.38%
Expenses net of fee waivers, if any	1.36%	1.35%	1.36%	1.44%	1.38%
Expenses net of all reductions	1.35%	1.33%	1.33%	1.43%	1.37%
Net investment income (loss)	.80%	.75%	.68%	1.23%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,604	$ 8,449	$ 7,154	$ 5,491	$ 4,090
Portfolio turnover rate E	21%	20%	25%	7%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.09 per share is comprised of distributions from net investment income of $.079 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.53	$ 12.12	$ 11.09	$ 10.84	$ 14.69
Income from Investment Operations
Net investment income (loss) C	.03	.02	.01	.06	.06
Net realized and unrealized gain (loss)	2.41	(.57)	1.06	.28	(3.72)
Total from investment operations	2.44	(.55)	1.07	.34	(3.66)
Distributions from net investment income	(.01)	(.01)	(.03)	(.09)	(.16)
Distributions from net realized gain	(.02)	(.03)	(.02)	-	(.03)
Total distributions	(.03)	(.04)	(.04) G	(.09)	(.19)
Net asset value, end of period	$ 13.94	$ 11.53	$ 12.12	$ 11.09	$ 10.84
Total Return A,B	21.24%	(4.60)%	9.70%	3.44%	(25.21)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.91%	1.91%	1.94%	1.98%	1.93%
Expenses net of fee waivers, if any	1.91%	1.91%	1.93%	1.98%	1.93%
Expenses net of all reductions	1.89%	1.89%	1.91%	1.97%	1.92%
Net investment income (loss)	.25%	.18%	.10%	.69%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,996	$ 2,898	$ 3,798	$ 3,123	$ 2,452
Portfolio turnover rate E	21%	20%	25%	7%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.04 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.015 per share.

Financial Highlights - Class C

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.47	$ 12.10	$ 11.08	$ 10.82	$ 14.67
Income from Investment Operations
Net investment income (loss) C	.04	.03	.02	.07	.07
Net realized and unrealized gain (loss)	2.41	(.58)	1.06	.28	(3.71)
Total from investment operations	2.45	(.55)	1.08	.35	(3.64)
Distributions from net investment income	(.05)	(.05)	(.04)	(.09)	(.18)
Distributions from net realized gain	(.02)	(.03)	(.02)	-	(.03)
Total distributions	(.07)	(.08)	(.06)	(.09)	(.21)
Net asset value, end of period	$ 13.85	$ 11.47	$ 12.10	$ 11.08	$ 10.82
Total Return A,B	21.44%	(4.62)%	9.75%	3.48%	(25.16)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.84%	1.84%	1.87%	1.94%	1.90%
Expenses net of fee waivers, if any	1.84%	1.84%	1.87%	1.94%	1.90%
Expenses net of all reductions	1.83%	1.82%	1.84%	1.93%	1.89%
Net investment income (loss)	.32%	.26%	.17%	.73%	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,243	$ 13,379	$ 9,945	$ 7,179	$ 5,017
Portfolio turnover rate E	21%	20%	25%	7%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 85%

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.72	$ 12.31	$ 11.24	$ 10.99	$ 14.81
Income from Investment Operations
Net investment income (loss) B	.18	.17	.14	.16	.20
Net realized and unrealized gain (loss)	2.43	(.58)	1.07	.27	(3.76)
Total from investment operations	2.61	(.41)	1.21	.43	(3.56)
Distributions from net investment income	(.17)	(.15)	(.12)	(.18)	(.23)
Distributions from net realized gain	(.02)	(.03)	(.02)	-	(.03)
Total distributions	(.19)	(.18)	(.14)	(.18)	(.26)
Net asset value, end of period	$ 14.14	$ 11.72	$ 12.31	$ 11.24	$ 10.99
Total Return A	22.53%	(3.51)%	10.81%	4.54%	(24.43)%
Ratios to Average Net Assets C,E
Expenses before reductions	.81%	.82%	.86%	.95%	.87%
Expenses net of fee waivers, if any	.81%	.82%	.86%	.95%	.87%
Expenses net of all reductions	.80%	.80%	.84%	.94%	.86%
Net investment income (loss)	1.35%	1.27%	1.17%	1.72%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$ 706,722	$ 557,908	$ 592,472	$ 528,720	$ 440,040
Portfolio turnover rate D	21%	20%	25%	7%	20%
A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.69	$ 12.30	$ 11.24	$ 11.00	$ 14.82
Income from Investment Operations
Net investment income (loss) B	.18	.17	.14	.17	.21
Net realized and unrealized gain (loss)	2.43	(.59)	1.07	.28	(3.76)
Total from investment operations	2.61	(.42)	1.21	.45	(3.55)
Distributions from net investment income	(.17)	(.16)	(.14)	(.21)	(.24)
Distributions from net realized gain	(.02)	(.03)	(.02)	-	(.03)
Total distributions	(.19)	(.19)	(.15) F	(.21)	(.27)
Net asset value, end of period	$ 14.11	$ 11.69	$ 12.30	$ 11.24	$ 11.00
Total Return A	22.60%	(3.58)%	10.89%	4.70%	(24.35)%
Ratios to Average Net Assets C,E
Expenses before reductions	.81%	.81%	.83%	.82%	.78%
Expenses net of fee waivers, if any	.81%	.81%	.83%	.82%	.78%
Expenses net of all reductions	.79%	.79%	.80%	.81%	.77%
Net investment income (loss)	1.35%	1.29%	1.21%	1.85%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,710	$ 8,600	$ 6,351	$ 1,524	$ 724
Portfolio turnover rate D	21%	20%	25%	7%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.15 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2012

1. Organization.

Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds) are funds of Fidelity Charles Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares.

Each Fund offers Class A, Class T, Class C, Asset Manager and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Funds' indirect investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of each Fund. These strategies are consistent with the investment objectives of each Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of each Fund. The following summarizes the Funds' investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Commodity Strategy Central Fund	FMR Co., Inc. (FMRC)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Repurchase Agreements Restricted Securities Swap Agreements	.05%
Fidelity Equity Central Funds	FMRC	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Repurchase Agreements Restricted Securities	Less than .01% to .01%
Fidelity Emerging Markets Debt Central Fund	FMRC	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Repurchase Agreements Restricted Securities	.01%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Futures Repurchase Agreements Restricted Securities	.16%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Futures Repurchase Agreements	.02%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.	not applicable	Less than .01%
Fidelity Tactical Income Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements	Less than .01%
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each Fund's investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees(the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by each Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs)and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of September 30, 2012, is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses of the Fidelity Central Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .16%.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Asset Manager 50% and Fidelity Asset Manager 70%, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of September 30, 2012, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Asset Manager 20%	$ 4,533,224,404	$ 228,605,020	$ (43,891,206)	$ 184,713,814
Fidelity Asset Manager 30%	374,995,662	19,245,290	(683,932)	18,561,358
Fidelity Asset Manager 40%	337,272,096	20,719,267	(1,512,657)	19,206,610
Fidelity Asset Manager 50%	6,408,448,622	849,023,044	(291,604,012)	557,419,032
Fidelity Asset Manager 60%	579,939,283	50,944,405	(3,356,368)	47,588,037
Fidelity Asset Manager 70%	2,698,630,468	485,703,567	(184,890,341)	300,813,226
Fidelity Asset Manager 85%	721,504,377	141,262,263	(48,198,674)	93,063,589

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity Asset Manager 20%	$ 46,207,018	$ 45,498,425	$ -	$ 184,713,814
Fidelity Asset Manager 30%	2,475,322	3,469,210	-	18,561,358
Fidelity Asset Manager 40%	1,956,735	2,951,606	-	19,206,610
Fidelity Asset Manager 50%	25,412,975	-	(69,216,419)	557,419,032
Fidelity Asset Manager 60%	5,557,226	4,355,061	-	47,588,037
Fidelity Asset Manager 70%	34,303,997	-	(265,334,682)	300,813,226
Fidelity Asset Manager 85%	8,419,754	-	(59,537,997)	93,063,589

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

	Fiscal year of expiration
	2017	2018	Total Capital Loss Carryforward
Fidelity Asset Manager 50%	$ (12,494,153)	$ (56,722,266)	$ (69,216,419)
Fidelity Asset Manager 70%	(185,208,394)	(80,126,288)	(265,334,682)
Fidelity Asset Manager 85%	(59,537,997)	-	(59,537,997)

The tax character of distributions paid was as follows:

September 30, 2012
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Asset Manager 20%	$ 78,508,461	$ 37,840,824	$ 116,349,285
Fidelity Asset Manager 30%	6,235,616	2,352,350	8,587,966
Fidelity Asset Manager 40%	4,654,647	1,598,545	6,253,192
Fidelity Asset Manager 50%	127,553,784	-	127,553,784
Fidelity Asset Manager 60%	5,924,871	-	5,924,871
Fidelity Asset Manager 70%	42,399,721	-	42,399,721
Fidelity Asset Manager 85%	10,219,031	-	10,219,031

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

September 30, 2011
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Asset Manager 20%	$ 67,200,202	$ -	$ 67,200,202
Fidelity Asset Manager 30%	6,845,104	1,215,934	8,061,038
Fidelity Asset Manager 40%	4,302,592	755,221	5,057,813
Fidelity Asset Manager 50%	122,212,589	-	122,212,589
Fidelity Asset Manager 60%	5,768,218	714,793	6,483,011
Fidelity Asset Manager 70%	41,441,161	-	41,441,161
Fidelity Asset Manager 85%	9,441,248	-	9,441,248

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as shown in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Asset Manager 20%
Equity Risk
Futures Contracts	$ 10,986,759	$ 1,379,989
Totals (a)	$ 10,986,759	$ 1,379,989

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives - continued

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Asset Manager 30%
Equity Risk
Futures Contracts	$ 681,208	$ 87,027
Totals (a)	$ 681,208	$ 87,027
Fidelity Asset Manager 40%
Equity Risk
Futures Contracts	$ 325,598	$ 60,589
Totals (a)	$ 325,598	$ 60,589
Fidelity Asset Manager 50%
Equity Risk
Futures Contracts	$ 23,517,603	$ 8,780,660
Totals (a)	$ 23,517,603	$ 8,780,660
Fidelity Asset Manager 60%
Equity Risk
Futures Contracts	$ 888,502	$ 328,473
Totals (a)	$ 888,502	$ 328,473
Fidelity Asset Manager 70%
Equity Risk
Futures Contracts	$ 6,866,852	$ 4,369,286
Totals (a)	$ 6,866,852	$ 4,369,286
Fidelity Asset Manager 85%
Equity Risk
Futures Contracts	$ 2,181,268	$ 1,511,982
Totals (a)	$ 2,181,268	$ 1,511,982

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Asset Manager 20%	1,262,252,398	739,218,014
Fidelity Asset Manager 30%	170,908,274	58,846,743
Fidelity Asset Manager 40%	197,817,456	52,704,504
Fidelity Asset Manager 50%	1,330,275,771	1,189,510,913
Fidelity Asset Manager 60%	377,297,273	126,138,444
Fidelity Asset Manager 70%	795,373,538	544,088,968
Fidelity Asset Manager 85%	199,109,348	154,062,692

Annual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Asset Manager 20%	.30%	.12%	.42%
Fidelity Asset Manager 30%	.30%	.12%	.42%
Fidelity Asset Manager 40%	.30%	.12%	.42%
Fidelity Asset Manager 50%	.25%	.26%	.51%
Fidelity Asset Manager 60%	.30%	.26%	.56%
Fidelity Asset Manager 70%	.30%	.26%	.56%
Fidelity Asset Manager 85%	.30%	.26%	.56%

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

During the period, FMR waived a portion of its management fee as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Fidelity Asset Manager 20%	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 105,129	$ 5,905
Class T	.25%	.25%	94,084	32
Class B	.75%	.25%	28,739	21,555
Class C	.75%	.25%	209,841	52,070
			$ 437,793	$ 79,562
Fidelity Asset Manager 30%
Class A	-%	.25%	$ 27,386	$ 246
Class T	.25%	.25%	30,002	-
Class B	.75%	.25%	11,007	8,386
Class C	.75%	.25%	70,065	22,660
			$ 138,460	$ 31,292
Fidelity Asset Manager 40%
Class A	-%	.25%	$ 30,661	$ 857
Class T	.25%	.25%	21,998	58
Class B	.75%	.25%	8,636	6,535
Class C	.75%	.25%	51,537	16,342
			$ 112,832	$ 23,792
Fidelity Asset Manager 50%
Class A	-%	.25%	$ 140,226	$ 2,859
Class T	.25%	.25%	107,634	33
Class B	.75%	.25%	42,217	31,666
Class C	.75%	.25%	197,594	49,707
			$ 487,671	$ 84,265
Fidelity Asset Manager 60%
Class A	-%	.25%	$ 86,186	$ 3,966
Class T	.25%	.25%	50,708	-
Class B	.75%	.25%	18,066	13,649
Class C	.75%	.25%	86,606	34,372
			$ 241,566	$ 51,987

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fidelity Asset Manager 70%	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 293,491	$ 8,530
Class T	.25%	.25%	212,632	347
Class B	.75%	.25%	90,965	68,242
Class C	.75%	.25%	358,752	38,406
			$ 955,840	$ 115,525
Fidelity Asset Manager 85%
Class A	-%	.25%	$ 151,540	$ 7,950
Class T	.25%	.25%	50,474	6
Class B	.75%	.25%	30,743	23,058
Class C	.75%	.25%	157,356	44,797
			$ 390,113	$ 75,811

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Asset Manager 20%	Retained by FDC
Class A	$ 40,598
Class T	7,031
Class B*	3,982
Class C*	9,819
$ 61,430
Fidelity Asset Manager 30%
Class A	$ 12,671
Class T	4,536
Class B*	748
Class C*	2,718
$ 20,673
Fidelity Asset Manager 40%
Class A	$ 11,438
Class T	3,802
Class B*	1,258
Class C*	827
$ 17,325
Fidelity Asset Manager 50%
Class A	$ 44,136
Class T	9,799
Class B*	5,972
Class C*	7,111
$ 67,018
Fidelity Asset Manager 60%
Class A	$ 24,200
Class T	9,500
Class B*	6,480
Class C*	3,386
$ 43,566
Fidelity Asset Manager 70%
Class A	$ 38,426
Class T	13,090
Class B*	10,123
Class C*	5,904
$ 67,543

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Fidelity Asset Manager 85%	Retained by FDC
Class A	$ 31,402
Class T	6,253
Class B*	4,033
Class C*	2,438
$ 44,126

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Fidelity Asset Manager 20%	Amount	% of Average Net Assets
Class A	$ 57,691.14
Class T	28,960.15
Class B	5,397.19
Class C	32,086.15
Asset Manager 20%	3,656,523.09
Institutional Class	33,946.13
	$ 3,814,603
Fidelity Asset Manager 30%
Class A	$ 14,894.14
Class T	8,217.14
Class B	1,998.18
Class C	10,995.16
Asset Manager 30%	245,957.08
Institutional Class	2,515.15
	$ 284,576
Fidelity Asset Manager 40%
Class A	$ 17,743.14
Class T	6,985.16
Class B	1,660.19
Class C	8,467.16
Asset Manager 40%	207,356.08
Institutional Class	1,161.16
	$ 243,372
Fidelity Asset Manager 50%
Class A	$ 126,896.23
Class T	44,945.21
Class B	9,381.22
Class C	43,349.22
Asset Manager 50%	10,191,563.16
Institutional Class	26,289.22
	$ 10,442,423
Fidelity Asset Manager 60%
Class A	$ 70,855.21
Class T	21,251.21
Class B	5,132.28
Class C	20,927.24
Asset Manager 60%	612,326.13
Institutional Class	17,016.20
	$ 747,507

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Fidelity Asset Manager 70%	Amount	% of Average Net Assets
Class A	$ 270,454.23
Class T	103,655.24
Class B	27,203.30
Class C	80,729.23
Asset Manager 70%	4,120,628.16
Institutional Class	56,868.20
	$ 4,659,537
Fidelity Asset Manager 85%
Class A	$ 133,695.22
Class T	25,081.25
Class B	9,035.29
Class C	35,788.23
Asset Manager 85%	1,302,992.20
Institutional Class	21,819.19
	$ 1,528,410

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Asset Manager 20%	$ 11,304
Fidelity Asset Manager 30%	807
Fidelity Asset Manager 40%	645
Fidelity Asset Manager 50%	18,407
Fidelity Asset Manager 60%	1,261
Fidelity Asset Manager 70%	7,595
Fidelity Asset Manager 85%	2,082

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR has contractually agreed to waive each Fund's management fee in an amount equal to its share of the management fee paid to FMR by the subsidiary of Fidelity Commodity Strategy Central Fund based on each Fund's proportionate ownership of the Central Fund. During the period, this waiver reduced each Fund's management as follows:

Fidelity Asset Manager 20%	$ 14,823
Fidelity Asset Manager 30%	1,079
Fidelity Asset Manager 40%	958
Fidelity Asset Manager 50%	29,560
Fidelity Asset Manager 60%	2,369
Fidelity Asset Manager 70%	12,755
Fidelity Asset Manager 85%	4,213

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Annual Report

8. Expense Reductions - continued

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Fidelity Asset Manager 30%
Class B	1.65%	$ 355
Class C	1.65%	541
Institutional Class	.65%	55
Fidelity Asset Manager 40%
Class A	.90%	112
Class T	1.15%	657
Class B	1.65%	425
Class C	1.65%	975
Institutional Class	.65%	89
Fidelity Asset Manager 60%
Class B	1.85%	1,267
Class C	1.85%	2,374

Many of the brokers with whom FMR places trades on behalf of certain Funds and certain Central Funds provided services in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Fidelity Asset Manager 20%	$ 147,250	$ -
Fidelity Asset Manager 30%	17,108	5
Fidelity Asset Manager 40%	19,157	6
Fidelity Asset Manager 50%	599,253	3
Fidelity Asset Manager 60%	56,568	6
Fidelity Asset Manager 70%	357,593	-
Fidelity Asset Manager 85%	116,191	2

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2012	2011
Fidelity Asset Manager 20%
From net investment income
Class A	$ 583,118	$ 586,679
Class T	210,407	202,707
Class B	17,047	23,239
Class C	132,811	139,643
Asset Manager 20%	68,418,562	62,091,451
Institutional Class	437,120	238,395
Total	$ 69,799,065	$ 63,282,114
From net realized gain
Class A	$ 483,498	$ 58,141
Class T	220,386	17,664
Class B	36,239	3,899
Class C	238,563	19,520
Asset Manager 20%	45,274,181	3,812,689
Institutional Class	297,353	6,175
Total	$ 46,550,220	$ 3,918,088

Annual Report

Notes to Financial Statements - continued

9. Distributions to Shareholders - continued

Years ended September 30,	2012	2011
Fidelity Asset Manager 30%
From net investment income
Class A	$ 160,177	$ 125,485
Class T	70,810	77,782
Class B	7,802	9,198
Class C	49,900	42,885
Asset Manager 30%	5,145,514	3,087,114
Institutional Class	26,858	22,029
Total	$ 5,461,061	$ 3,364,493
From net realized gain
Class A	$ 129,837	$ 243,378
Class T	63,827	179,135
Class B	12,710	41,264
Class C	70,780	154,478
Asset Manager 30%	2,835,713	4,040,384
Institutional Class	14,038	37,906
Total	$ 3,126,905	$ 4,696,545
Fidelity Asset Manager 40%
From net investment income
Class A	$ 173,549	$ 124,217
Class T	52,491	40,458
Class B	5,723	7,252
Class C	37,687	22,611
Asset Manager 40%	3,962,283	1,849,604
Institutional Class	11,861	14,366
Total	$ 4,243,594	$ 2,058,508
From net realized gain
Class A	$ 102,783	$ 233,743
Class T	37,753	90,467
Class B	7,868	29,899
Class C	36,489	69,845
Asset Manager 40%	1,819,574	2,549,586
Institutional Class	5,131	25,765
Total	$ 2,009,598	$ 2,999,305
Fidelity Asset Manager 50%
From net investment income
Class A	$ 817,293	$ 693,412
Class T	270,867	245,481
Class B	31,121	30,116
Class C	152,385	122,263
Asset Manager 50%	116,058,976	110,587,943
Institutional Class	187,204	145,632
Total	$ 117,517,846	$ 111,824,847
From net realized gain
Class A	$ 84,098	$ 72,878
Class T	32,684	31,760
Class B	6,752	7,552
Class C	28,966	25,236
Asset Manager 50%	9,869,460	10,232,712
Institutional Class	13,978	17,604
Total	$ 10,035,938	$ 10,387,742

Annual Report

9. Distributions to Shareholders - continued

Years ended September 30,	2012	2011
Fidelity Asset Manager 60%
From net investment income
Class A	$ 275,899	$ 278,533
Class T	59,208	46,983
Class B	-	5,073
Class C	14,357	12,203
Asset Manager 60%	4,467,505	1,393,433
Institutional Class	77,324	64,892
Total	$ 4,894,293	$ 1,801,117
From net realized gain
Class A	$ 77,818	$ 776,336
Class T	21,710	183,723
Class B	2,990	60,411
Class C	17,548	127,888
Asset Manager 60%	893,501	3,380,367
Institutional Class	17,011	153,169
Total	$ 1,030,578	$ 4,681,894
Fidelity Asset Manager 70%
From net investment income
Class A	$ 1,391,891	$ 1,279,735
Class T	388,992	394,208
Class B	17,307	20,121
Class C	144,084	121,109
Asset Manager 70%	36,011,371	34,282,694
Institutional Class	441,084	371,280
Total	$ 38,394,729	$ 36,469,147
From net realized gain
Class A	$ 179,368	$ 212,000
Class T	66,155	86,897
Class B	15,452	26,305
Class C	53,763	68,453
Asset Manager 70%	3,644,875	4,528,433
Institutional Class	45,379	49,926
Total	$ 4,004,992	$ 4,972,014
Fidelity Asset Manager 85%
From net investment income
Class A	$ 606,515	$ 501,772
Class T	74,608	59,537
Class B	3,490	2,012
Class C	57,406	46,297
Asset Manager 85%	8,217,929	7,081,193
Institutional Class	131,729	120,632
Total	$ 9,091,677	$ 7,811,443
From net realized gain
Class A	$ 89,854	$ 118,400
Class T	14,774	18,381
Class B	4,985	8,577
Class C	23,919	27,650
Asset Manager 85%	978,325	1,434,314
Institutional Class	15,497	22,483
Total	$ 1,127,354	$ 1,629,805

Annual Report

Notes to Financial Statements - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended September 30,	2012	2011	2012	2011
Fidelity Asset Manager 20%
Class A
Shares sold	1,518,992	2,673,478	$ 19,757,344	$ 34,200,914
Reinvestment of distributions	79,502	47,955	1,017,651	615,973
Shares redeemed	(953,045)	(2,359,741)	(12,398,846)	(30,553,329)
Net increase (decrease)	645,449	361,692	$ 8,376,149	$ 4,263,558
Class T
Shares sold	361,373	714,977	$ 4,668,325	$ 9,190,575
Reinvestment of distributions	30,086	15,552	383,804	199,659
Shares redeemed	(387,129)	(579,647)	(5,025,013)	(7,447,713)
Net increase (decrease)	4,330	150,882	$ 27,116	$ 1,942,521
Class B
Shares sold	16,882	44,236	$ 218,774	$ 566,789
Reinvestment of distributions	3,329	1,688	42,226	21,619
Shares redeemed	(57,139)	(101,126)	(742,425)	(1,294,030)
Net increase (decrease)	(36,928)	(55,202)	$ (481,425)	$ (705,622)
Class C
Shares sold	624,517	632,272	$ 8,082,902	$ 8,103,252
Reinvestment of distributions	24,852	9,977	315,219	127,810
Shares redeemed	(488,533)	(362,958)	(6,317,053)	(4,651,635)
Net increase (decrease)	160,836	279,291	$ 2,081,068	$ 3,579,427
Asset Manager 20%
Shares sold	110,791,537	105,485,868	$ 1,443,456,906	$ 1,359,884,611
Reinvestment of distributions	8,552,147	4,929,957	109,845,938	63,508,509
Shares redeemed	(58,464,088)	(71,903,037)	(761,608,801)	(926,506,717)
Net increase (decrease)	60,879,596	38,512,788	$ 791,694,043	$ 496,886,403
Institutional Class
Shares sold	746,636	1,622,202	$ 9,733,662	$ 21,080,094
Reinvestment of distributions	52,901	16,758	679,004	216,997
Shares redeemed	(354,990)	(190,148)	(4,638,626)	(2,462,946)
Net increase (decrease)	444,547	1,448,812	$ 5,774,040	$ 18,834,145
Fidelity Asset Manager 30%
Class A
Shares sold	577,913	427,039	$ 5,641,039	$ 4,149,002
Reinvestment of distributions	27,604	34,302	264,902	330,219
Shares redeemed	(442,523)	(274,238)	(4,366,332)	(2,672,926)
Net increase (decrease)	162,994	187,103	$ 1,539,609	$ 1,806,295
Class T
Shares sold	219,574	148,408	$ 2,138,276	$ 1,439,647
Reinvestment of distributions	11,479	17,159	110,126	164,932
Shares redeemed	(107,895)	(244,544)	(1,058,642)	(2,368,890)
Net increase (decrease)	123,158	(78,977)	$ 1,189,760	$ (764,311)
Class B
Shares sold	11,421	21,940	$ 111,959	$ 214,586
Reinvestment of distributions	2,026	4,615	19,302	44,244
Shares redeemed	(18,126)	(50,045)	(175,630)	(490,179)
Net increase (decrease)	(4,679)	(23,490)	$ (44,369)	$ (231,349)
Class C
Shares sold	355,074	323,219	$ 3,473,890	$ 3,144,066
Reinvestment of distributions	11,921	17,059	113,510	163,514
Shares redeemed	(221,287)	(198,742)	(2,164,272)	(1,940,794)
Net increase (decrease)	145,708	141,536	$ 1,423,128	$ 1,366,786

Annual Report

10. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2012	2011	2012	2011
Asset Manager 30%
Shares sold	20,685,013	17,236,966	$ 202,410,648	$ 168,357,986
Reinvestment of distributions	809,968	725,590	7,818,534	7,001,594
Shares redeemed	(7,843,603)	(7,035,514)	(76,942,998)	(68,568,688)
Net increase (decrease)	13,651,378	10,927,042	$ 133,286,184	$ 106,790,892
Institutional Class
Shares sold	102,207	13,098	$ 1,006,073	$ 128,154
Reinvestment of distributions	3,823	5,486	36,969	52,854
Shares redeemed	(29,306)	(9,580)	(289,223)	(92,913)
Net increase (decrease)	76,724	9,004	$ 753,819	$ 88,095
Fidelity Asset Manager 40%
Class A
Shares sold	461,185	613,347	$ 4,475,378	$ 5,892,884
Reinvestment of distributions	28,704	36,596	269,281	348,621
Shares redeemed	(232,222)	(185,346)	(2,244,087)	(1,796,223)
Net increase (decrease)	257,667	464,597	$ 2,500,572	$ 4,445,282
Class T
Shares sold	180,735	127,364	$ 1,751,259	$ 1,223,897
Reinvestment of distributions	9,025	13,081	84,442	124,278
Shares redeemed	(126,362)	(42,877)	(1,223,908)	(415,826)
Net increase (decrease)	63,398	97,568	$ 611,793	$ 932,349
Class B
Shares sold	3,589	15,977	$ 34,352	$ 154,389
Reinvestment of distributions	1,316	3,618	12,262	34,345
Shares redeemed	(15,728)	(39,662)	(151,847)	(380,385)
Net increase (decrease)	(10,823)	(20,067)	$ (105,233)	$ (191,651)
Class C
Shares sold	370,485	244,007	$ 3,620,785	$ 2,359,918
Reinvestment of distributions	7,481	9,518	69,947	90,461
Shares redeemed	(131,163)	(56,607)	(1,265,422)	(542,510)
Net increase (decrease)	246,803	196,918	$ 2,425,310	$ 1,907,869
Asset Manager 40%
Shares sold	22,082,156	12,034,047	$ 213,417,875	$ 115,977,106
Reinvestment of distributions	595,004	441,938	5,611,636	4,215,911
Shares redeemed	(6,151,917)	(4,670,101)	(59,591,209)	(44,948,971)
Net increase (decrease)	16,525,243	7,805,884	$ 159,438,302	$ 75,244,046
Institutional Class
Shares sold	47,234	19,413	$ 463,860	$ 188,266
Reinvestment of distributions	1,389	3,567	13,067	33,880
Shares redeemed	(22,058)	(52,767)	(213,682)	(504,882)
Net increase (decrease)	26,565	(29,787)	$ 263,245	$ (282,736)
Fidelity Asset Manager 50%
Class A
Shares sold	1,187,775	1,357,962	$ 18,468,869	$ 21,040,946
Reinvestment of distributions	56,747	47,314	857,626	729,417
Shares redeemed	(811,485)	(1,133,276)	(12,657,721)	(17,455,921)
Net increase (decrease)	433,037	272,000	$ 6,668,774	$ 4,314,442
Class T
Shares sold	386,790	707,648	$ 6,039,566	$ 11,011,067
Reinvestment of distributions	18,419	15,198	278,056	234,620
Shares redeemed	(393,734)	(543,106)	(6,143,199)	(8,450,873)
Net increase (decrease)	11,475	179,740	$ 174,423	$ 2,794,814

Annual Report

Notes to Financial Statements - continued

10. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2012	2011	2012	2011
Class B
Shares sold	22,355	37,951	$ 344,462	$ 585,312
Reinvestment of distributions	1,905	1,970	28,524	30,052
Shares redeemed	(53,392)	(86,146)	(828,947)	(1,317,765)
Net increase (decrease)	(29,132)	(46,225)	$ (455,961)	$ (702,401)
Class C
Shares sold	422,627	553,080	$ 6,556,946	$ 8,511,759
Reinvestment of distributions	9,375	7,174	140,582	110,212
Shares redeemed	(295,440)	(333,216)	(4,562,022)	(5,136,826)
Net increase (decrease)	136,562	227,038	$ 2,135,506	$ 3,485,145
Asset Manager 50%
Shares sold	59,240,193	46,803,639	$ 917,159,365	$ 725,169,900
Reinvestment of distributions	8,031,099	7,564,327	121,763,329	116,747,024
Shares redeemed	(56,779,363)	(77,854,152)	(885,967,433)	(1,206,141,305)
Net increase (decrease)	10,491,929	(23,486,186)	$ 152,955,261	$ (364,224,381)
Institutional Class
Shares sold	753,749	567,994	$ 11,827,227	$ 8,632,816
Reinvestment of distributions	12,561	9,483	191,717	146,693
Shares redeemed	(373,724)	(422,815)	(5,805,459)	(6,599,468)
Net increase (decrease)	392,586	154,662	$ 6,213,485	$ 2,180,041
Fidelity Asset Manager 60%
Class A
Shares sold	913,908	2,015,894	$ 8,803,044	$ 19,189,003
Reinvestment of distributions	38,621	110,909	346,427	1,038,105
Shares redeemed	(788,357)	(871,704)	(7,563,106)	(8,366,659)
Net increase (decrease)	164,172	1,255,099	$ 1,586,365	$ 11,860,449
Class T
Shares sold	447,916	472,517	$ 4,292,853	$ 4,587,049
Reinvestment of distributions	8,853	23,971	79,237	223,891
Shares redeemed	(254,362)	(233,590)	(2,454,557)	(2,238,584)
Net increase (decrease)	202,407	262,898	$ 1,917,533	$ 2,572,356
Class B
Shares sold	19,289	44,891	$ 185,299	$ 432,392
Reinvestment of distributions	318	6,522	2,853	60,913
Shares redeemed	(57,869)	(58,397)	(548,074)	(556,235)
Net increase (decrease)	(38,262)	(6,984)	$ (359,922)	$ (62,930)
Class C
Shares sold	382,232	512,614	$ 3,652,829	$ 4,910,354
Reinvestment of distributions	3,383	14,896	30,208	138,832
Shares redeemed	(171,714)	(196,154)	(1,630,359)	(1,873,376)
Net increase (decrease)	213,901	331,356	$ 2,052,678	$ 3,175,810
Asset Manager 60%
Shares sold	39,444,451	24,119,990	$ 375,984,511	$ 231,782,714
Reinvestment of distributions	588,365	499,757	5,289,399	4,687,716
Shares redeemed	(13,505,874)	(6,925,180)	(131,208,669)	(66,367,827)
Net increase (decrease)	26,526,942	17,694,567	$ 250,065,241	$ 170,102,603
Institutional Class
Shares sold	397,418	588,499	$ 3,874,714	$ 5,686,585
Reinvestment of distributions	10,368	23,088	93,209	216,335
Shares redeemed	(379,108)	(112,072)	(3,675,939)	(1,077,631)
Net increase (decrease)	28,678	499,515	$ 291,984	$ 4,825,289

Annual Report

10. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2012	2011	2012	2011
Fidelity Asset Manager 70%
Class A
Shares sold	1,132,191	1,838,985	$ 18,409,073	$ 30,336,532
Reinvestment of distributions	97,648	87,098	1,475,462	1,401,137
Shares redeemed	(1,591,472)	(1,917,499)	(26,014,266)	(31,215,640)
Net increase (decrease)	(361,633)	8,584	$ (6,129,731)	$ 522,029
Class T
Shares sold	371,849	572,222	$ 6,048,158	$ 9,330,779
Reinvestment of distributions	29,030	28,995	438,926	466,506
Shares redeemed	(635,594)	(862,398)	(10,270,953)	(13,954,372)
Net increase (decrease)	(234,715)	(261,181)	$ (3,783,869)	$ (4,157,087)
Class B
Shares sold	10,786	11,636	$ 178,448	$ 190,557
Reinvestment of distributions	1,945	2,530	29,519	40,857
Shares redeemed	(204,593)	(329,182)	(3,340,584)	(5,363,133)
Net increase (decrease)	(191,862)	(315,016)	$ (3,132,617)	$ (5,131,719)
Class C
Shares sold	414,913	349,417	$ 6,780,955	$ 5,728,316
Reinvestment of distributions	11,566	10,320	174,761	166,019
Shares redeemed	(404,942)	(464,350)	(6,546,101)	(7,595,479)
Net increase (decrease)	21,537	(104,613)	$ 409,615	$ (1,701,144)
Asset Manager 70%
Shares sold	38,962,553	23,442,645	$ 623,672,627	$ 385,900,224
Reinvestment of distributions	2,576,388	2,369,778	38,929,219	38,143,970
Shares redeemed	(25,205,153)	(37,698,311)	(409,297,914)	(616,247,024)
Net increase (decrease)	16,333,788	(11,885,888)	$ 253,303,932	$ (192,202,830)
Institutional Class
Shares sold	410,441	850,538	$ 6,792,107	$ 14,159,968
Reinvestment of distributions	28,506	20,038	431,017	322,728
Shares redeemed	(494,273)	(762,986)	(7,971,605)	(12,509,828)
Net increase (decrease)	(55,326)	107,590	$ (748,481)	$ 1,972,868
Fidelity Asset Manager 85%
Class A
Shares sold	1,137,688	1,678,869	$ 14,901,786	$ 22,281,428
Reinvestment of distributions	57,009	46,336	684,104	607,439
Shares redeemed	(862,594)	(1,073,663)	(11,362,295)	(14,347,545)
Net increase (decrease)	332,103	651,542	$ 4,223,595	$ 8,541,322
Class T
Shares sold	204,577	298,124	$ 2,672,679	$ 3,976,115
Reinvestment of distributions	7,374	5,447	88,345	71,251
Shares redeemed	(182,949)	(160,769)	(2,385,870)	(2,101,112)
Net increase (decrease)	29,002	142,802	$ 375,154	$ 1,946,254
Class B
Shares sold	7,122	26,782	$ 93,038	$ 353,936
Reinvestment of distributions	643	731	7,723	9,592
Shares redeemed	(44,228)	(89,476)	(582,548)	(1,167,945)
Net increase (decrease)	(36,463)	(61,963)	$ (481,787)	$ (804,417)
Class C
Shares sold	393,021	558,931	$ 5,109,265	$ 7,371,526
Reinvestment of distributions	6,384	5,106	76,102	66,513
Shares redeemed	(319,988)	(220,284)	(4,129,934)	(2,864,683)
Net increase (decrease)	79,417	343,753	$ 1,055,433	$ 4,573,356

Annual Report

Notes to Financial Statements - continued

10. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2012	2011	2012	2011
Asset Manager 85%
Shares sold	12,524,715	11,779,052	$ 164,242,667	$ 158,073,671
Reinvestment of distributions	747,592	636,391	9,030,913	8,392,644
Shares redeemed	(10,927,056)	(12,905,535)	(144,182,077)	(172,892,729)
Net increase (decrease)	2,345,251	(490,092)	$ 29,091,503	$ (6,426,414)
Institutional Class
Shares sold	350,864	385,928	$ 4,659,274	$ 5,087,476
Reinvestment of distributions	11,945	10,329	143,941	135,805
Shares redeemed	(339,482)	(176,979)	(4,536,594)	(2,384,438)
Net increase (decrease)	23,327	219,278	$ 266,621	$ 2,838,843

11. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned more than 25% of the total outstanding shares of the following funds:

Fund	% of Shares Owned
Fidelity Asset Manager 40%	26%
Fidelity Asset Manager 60%	27%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and Shareholders of Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85%:

We have audited the accompanying statements of assets and liabilities of Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds), each a fund of Fidelity Charles Street Trust, including the schedules of investments, as of September 30, 2012, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended. We have audited the financial highlights for each of the five years in the period ended September 30, 2012 for Fidelity Asset Manager 20%, Fidelity Asset Manager 50%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85% and the financial highlights for the two years ended September 30, 2012 for Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, and Fidelity Asset Manager 60%. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended September 30, 2010 and for each of the prior periods presented for Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, and Fidelity Asset Manager 60%, were audited by other auditors whose report dated November 22, 2010, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2012, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% as of September 30, 2012, the results of their operations for the year then ended, the changes in their net assets for the two years in the period then ended, and the financial highlights of Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, and Fidelity Asset Manager 60% for each of the two years in the period then ended and the financial highlights of Fidelity Asset Manager 20%, Fidelity Asset Manager 50%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85% for each of the five years in the period the ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 19, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 207 funds advised by FMR or an affiliate. Mr. Curvey oversees 434 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (72)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (54)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Charles S. Morrison (51)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Derek L. Young (48)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young is also a Trustee of other investment companies advised by Strategic Advisers, Inc. (Strategic Advisers) (2012-present), President and a Director of Strategic Advisers (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Andrew Windmueller (52)

Year of Election or Appointment: 2012

Vice President of Fidelity's Asset Allocation Funds. Mr. Windmueller also serves as Chief Investment Officer of Strategic Advisers, Inc. (2011-present), Chief Investment Officer for Global Asset Allocation Multi-Asset Class Strategies (2011-present), and is an employee of Fidelity Investments (2000-present).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (54)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended September 30, 2012, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Asset Manager 20%	$ 48,910,682
Asset Manager 30%	$ 3,670,053
Asset Manager 40%	$ 2,988,282
Asset Manager 60%	$ 4,355,060

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Asset Manager 20%
Class A	8.34%
Class T	8.34%
Class B	8.34%
Class C	8.34%
Asset Manager 30%
Class A	7.72%
Class T	7.72%
Class B	7.72%
Class C	7.72%
Asset Manager 40%
Class A	6.71%
Class T	6.71%
Class B	6.71%
Class C	6.71%
Asset Manager 50%
Class A	5.97%
Class T	5.97%
Class B	5.97%
Class C	5.97%
Asset Manager 60%
Class A	5.15%
Class T	5.15%
Class B	5.15%
Class C	5.15%
Asset Manager 70%
Class A	3.71%
Class T	3.71%
Class B	3.71%
Class C	3.71%
Asset Manager 85%
Class A	2.01%
Class T	2.01%
Class B	2.01%
Class C	2.01%

Annual Report

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2012 to September 30, 2012 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Fund
Asset Manager 20%	$ 45,661,240
Asset Manager 30%	$ 3,887,120
Asset Manager 40%	$ 2,513,064
Asset Manager 50%	$ 57,645,422

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

	Class A	Class T	Class B	Class C
Asset Manager 20%
November 2011	4%	5%	13%	13%
December 2011	7%	8%	10%	10%
February 2012	16%	20%	59%	44%
March 2012	16%	19%	33%	30%
April 2012	15%	21%	46%	38%
May 2012	15%	20%	43%	36%
June 2012	15%	20%	36%	31%
July 2012	15%	21%	46%	46%
August 2012	16%	20%	51%	41%
September 2012	15%	20%	36%	36%

	Class A	Class T	Class B	Class C
Asset Manager 30%
December 2011	11%	11%	14%	14%
February 2012	22%	27%	54%	54%
March 2012	20%	24%	44%	44%
April 2012	21%	25%	42%	42%
May 2012	21%	25%	42%	42%
June 2012	20%	23%	32%	32%
July 2012	21%	27%	54%	45%
August 2012	20%	29%	67%	67%
September 2012	21%	25%	51%	42%

	Class A	Class T	Class B	Class C
Asset Manager 40%
December 2011	15%	17%	23%	22%
April 2012	38%	48%	100%	75%
July 2012	37%	43%	75%	68%

	Class A	Class T	Class B	Class C
Asset Manager 50%
December 2011	22%	25%	35%	34%
April 2012	50%	68%	100%	100%
July 2012	44%	49%	71%	70%

	Class A	Class T	Class B	Class C
Asset Manager 60%
December 2011	32%	39%	100%	81%

	Class A	Class T	Class B	Class C
Asset Manager 70%
December 2011	41%	52%	100%	98%
	Class A	Class T	Class B	Class C
Asset Manager 85%
December 2011	56%	72%	100%	100%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class T	Class B	Class C
Asset Manager 20%
November 2011	6%	7%	18%	18%
December 2011	10%	11%	14%	14%
February 2012	23%	29%	85%	64%
March 2012	23%	28%	48%	43%
April 2012	22%	30%	66%	55%
May 2012	22%	28%	62%	52%
June 2012	22%	28%	52%	44%
July 2012	22%	30%	66%	66%
August 2012	23%	29%	73%	58%
September 2012	22%	28%	52%	52%

	Class A	Class T	Class B	Class C
Asset Manager 30%
December 2011	15%	17%	19%	19%
February 2012	36%	44%	88%	88%
March 2012	33%	40%	71%	71%
April 2012	34%	41%	68%	68%
May 2012	34%	41%	68%	68%
June 2012	32%	38%	52%	52%
July 2012	34%	44%	87%	73%
August 2012	33%	47%	100%	100%
September 2012	35%	41%	82%	69%

	Class A	Class T	Class B	Class C
Asset Manager 40%
December 2011	22%	24%	33%	32%
April 2012	65%	82%	100%	100%
July 2012	62%	74%	100%	100%

	Class A	Class T	Class B	Class C
Asset Manager 50%
December 2011	31%	35%	50%	48%
April 2012	87%	100%	100%	100%
July 2012	75%	85%	100%	100%

	Class A	Class T	Class B	Class C
Asset Manager 60%
December 2011	55%	66%	100%	100%

	Class A	Class T	Class B	Class C
Asset Manager 70%
December 2011	72%	91%	100%	100%

	Class A	Class T	Class B	Class C
Asset Manager 85%
December 2011	100%	100%	100%	100%

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Asset Manager 20%
Fidelity Asset Manager 30%
Fidelity Asset Manager 40%
Fidelity Asset Manager 50%
Fidelity Asset Manager 60%
Fidelity Asset Manager 70%
Fidelity Asset Manager 85%

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board.

For each of Fidelity Asset Manager 20% and Fidelity Asset Manager 85%, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of Institutional Class (Class I) and Class B of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Institutional Class (Class I) and Class B show the performance of the highest and lowest performing classes, respectively (based on five-year performance).

For Fidelity Asset Manager 30%, because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2011, the cumulative total returns of Institutional Class (Class I) and Class C of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance).

For each of Fidelity Asset Manager 40% and Fidelity Asset Manager 60%, because each fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2011, the cumulative total returns of the retail class and Class B of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class B show the performance of the highest and lowest performing classes, respectively (based on three-year performance).

For Fidelity Asset Manager 50%, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of the retail class and Class B of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class B show the performance of the highest and lowest performing classes, respectively (based on five-year performance).

For Fidelity Asset Manager 70%, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, as available, the cumulative total returns of the retail class and Class B of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class B show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on three-year performance), respectively.

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Board Approval of Investment Advisory Contracts and Management Fees - continued

The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Each fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's three asset classes according to their respective weightings in the fund's neutral mix.

Fidelity Asset Manager 20%

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Institutional Class (Class I) of the fund was in the second quartile for the one-year period, the third quartile for the three-year period, and the first quartile for the five-year period. The Board also noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

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Fidelity Asset Manager 30%

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Institutional Class (Class I) of the fund was in the second quartile for all the periods shown. The Board also noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the three-year period, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Fidelity Asset Manager 40%

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the third quartile for the one-year period and the first quartile for the three-year period. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the three-year period, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

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Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Asset Manager 50%

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the third quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund was lower than its benchmark for the one and five-year periods, although the three-year cumulative total return of the retail class compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Fidelity Asset Manager 60%

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the fourth quartile for the one-year period and the first quartile for the three-year period. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the three-year period, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

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Fidelity Asset Manager 70%

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the fourth quartile for the one-year period, the first quartile for the three-year period, and the third quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the three-year cumulative total return of the retail class compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will closely monitor the performance of the fund in the coming year.

Fidelity Asset Manager 85%

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Institutional Class (Class I) of the fund was in the fourth quartile for the one-year period, the first quartile for the three-year period, and the second quartile for the five-year period. The Board also noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

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Board Approval of Investment Advisory Contracts and Management Fees - continued

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 26% would mean that 74% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Fidelity Asset Manager 20%

Fidelity Asset Manager 30%

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Fidelity Asset Manager 40%

Fidelity Asset Manager 50%

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Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Asset Manager 60%

Fidelity Asset Manager 70%

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Fidelity Asset Manager 85%

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board noted that the total expense ratio of each class of Fidelity Asset Manager 20% ranked below its competitive median for 2011.

The Board noted that the total expense ratio of each class of Fidelity Asset Manager 30% ranked below its competitive median for 2011.

The Board noted that the total expense ratio of each class of Fidelity Asset Manager 40% ranked below its competitive median for 2011.

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Institutional Class, and the retail class of Fidelity Asset Manager 50% ranked below its competitive median for 2011 and the total expense ratio of Class T ranked above its competitive median for 2011. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market, where its 0.50% 12b-1 fee is comparable to the 12b-1 fees of the no-load classes with which it competes in the retirement plan market.

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Institutional Class, and the retail class of Fidelity Asset Manager 60% ranked below its competitive median for 2011 and the total expense ratio of Class T ranked above its competitive median for 2011. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market, where its 0.50% 12b-1 fee is comparable to the 12b-1 fees of the no-load classes with which it competes in the retirement plan market.

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Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that the total expense ratio of each of Class A, Class C, Institutional Class, and the retail class of Fidelity Asset Manager 70% ranked below its competitive median for 2011 and the total expense ratio of each of Class T and Class B ranked above its competitive median for 2011. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market, where its 0.50% 12b-1 fee is comparable to the 12b-1 fees of the no-load classes with which it competes in the retirement plan market.

The Board noted that the total expense ratio of each of Class A, Class C, Institutional Class, and the retail class of Fidelity Asset Manager 85% ranked below its competitive median for 2011 and the total expense ratio of each of Class T and Class B ranked above its competitive median for 2011. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market, where its 0.50% 12b-1 fee is comparable to the 12b-1 fees of the no-load classes with which it competes in the retirement plan market.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AAR-UANNPRO-1112
1.878288.104

Fidelity Advisor Asset Manager® Funds -
20%, 30%, 40%, 50%, 60%, 70%, 85% -
Institutional Class

Annual Report

September 30, 2012

Each Institutional Class is a class
of Fidelity Asset Manager® Funds

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Advisor Asset Manager® 20%	(Click Here) (Click Here) (Click Here) (Click Here)	Investment Changes Investment Summary Investments Financial Statements
Fidelity Advisor Asset Manager 30%	(Click Here) (Click Here) (Click Here) (Click Here)	Investment Changes Investment Summary Investments Financial Statements
Fidelity Advisor Asset Manager 40%	(Click Here) (Click Here) (Click Here) (Click Here)	Investment Changes Investment Summary Investments Financial Statements
Fidelity Advisor Asset Manager 50%	(Click Here) (Click Here) (Click Here) (Click Here)	Investment Changes Investment Summary Investments Financial Statements
Fidelity Advisor Asset Manager 60%	(Click Here) (Click Here) (Click Here) (Click Here)	Investment Changes Investment Summary Investments Financial Statements
Fidelity Advisor Asset Manager 70%	(Click Here) (Click Here) (Click Here) (Click Here)	Investment Changes Investment Summary Investments Financial Statements
Fidelity Advisor Asset Manager 85%	(Click Here) (Click Here) (Click Here) (Click Here)	Investment Changes Investment Summary Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Fidelity Advisor Asset Manager® 20% - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2012	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	8.94%	4.03%	6.26%

A The initial offering of Institutional Class shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager® 20%, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 20% - Institutional Class on September 30, 2002. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period. The initial offering of Institutional Class took place on October 2, 2006. See above for additional information regarding the performance of Institutional Class.

18,500
17,000
16,000
15,000
14,000
13,000
12,000
11,000
$10,000
2003
2004
2005
2006
2007
2008
2009
2010
2011
2012

Period Ending Values

$18,346 Fidelity Advisor Asset Manager 20% - Institutional Class

$16,800 Barclays® U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Asset Manager 30% - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2012	Past 1 year	Life of fund A
Institutional Class	11.56%	3.55%

A From October 9, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 30% - Institutional Class on October 9, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

14,000
13,000
12,000
11,000
10,000
9,000
8,000
$7,600
2008
2009
2010
2011
2012

Period Ending Values

$11,900 Fidelity Advisor Asset Manager 30% - Institutional Class

$13,729 Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Asset Manager 40% - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2012	Past 1 year	Life of fund A
Institutional Class	13.74%	3.11%

A From October 9, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 40% - Institutional Class on October 9, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

14,000
13,000
12,000
11,000
10,000
9,000
8,000
$7,000
2008
2009
2010
2011
2012

Period Ending Values

$11,650 Fidelity Advisor Asset Manager 40% - Institutional Class

$13,729 Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Asset Manager 50% - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2012	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	15.58%	3.02%	6.50%

A The initial offering of Institutional Class shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager® 50%, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 50% - Institutional Class on September 30, 2002. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period. The initial offering of Institutional Class took place on October 2, 2006. See above for additional information regarding the performance of Institutional Class.

22,000
20,000
18,000
16,000
14,000
12,000
$10,000
2003
2004
2005
2006
2007
2008
2009
2010
2011
2012
Period Ending Values
$18,779 Fidelity Advisor Asset Manager 50% - InstitutionalClass
$21,615 S&P 500® Index

Annual Report

Fidelity Advisor Asset Manager 60% - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2012	Past 1 year	Life of fund A
Institutional Class	17.73%	2.22%

A From October 9, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 60% - Institutional Class on October 9, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

11,500
11,000
10,000
9,000
8,000
7,000
6,000
$4,800
2008
2009
2010
2011
2012

Period Ending Values

$11,158 Fidelity Advisor Asset Manager 60% - InstitutionalClass

$10,273 S&P 500 Index

Annual Report

Fidelity Advisor Asset Manager 70% - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2012	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	19.68%	1.61%	6.71%

A The initial offering of Institutional Class shares took place on September 23, 2008. Returns prior to September 23, 2008 are those of Fidelity Asset Manager 70%, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 70% - Institutional Class on September 30, 2002. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period. The initial offering of Institutional Class took place on September 23, 2008. See above for additional information regarding the performance of Institutional Class.

22,000
20,000
18,000
16,000
14,000
12,000
$10,000
2003
2004
2005
2006
2007
2008
2009
2010
2011
2012
Period Ending Values
$19,137 Fidelity Advisor Asset Manager 70% - InstitutionalClass
$21,615 S&P 500 Index

Annual Report

Fidelity Advisor Asset Manager 85% - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2012	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	22.60%	0.75%	9.00%

A The initial offering of Institutional Class shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager 85%, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 85% - Institutional Class on September 30, 2002. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period. The initial offering of Institutional Class took place on October 2, 2006. See above for additional information regarding the performance of Institutional Class.

24,000
22,500
20,000
17,500
15,000
12,500
$10,000
2003
2004
2005
2006
2007
2008
2009
2010
2011
2012
Period Ending Values
$23,664 Fidelity Advisor Asset Manager 85% - InstitutionalClass
$21,615 S&P 500 Index

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks overcame bouts of volatility en route to posting strong gains for the 12 months ending September 30, 2012, extending a general uptrend that began in March 2009. The broad-based S&P 500® Index advanced 30.20% for the period, while the blue-chip-laden Dow Jones Industrial AverageSM and technology-heavy Nasdaq Composite® Index rose 26.52% and 30.53%, respectively. Uncertainty prevailed early on, as Greece neared insolvency and fear of debt contagion in Europe led the S&P 500® in early October to its lowest level in more than a year. However, markets reversed course that same month, and the S&P 500® produced its largest monthly gain in two decades - a rally that stalled in the final two months of 2011, but picked up apace in the first quarter of 2012. Despite a turbulent spring, stocks pushed ahead for much of the remainder of the period, fueled by solid corporate earnings, brighter housing and employment data, and hope for a solution in the eurozone. Of the 10 sectors within the S&P 500®, consumer discretionary (+37%) and telecommunication services (+35%) performed best, while utilities (+13%) and consumer staples (+24%) produced the smallest, albeit still solid, gains. Small- and mid-cap stocks also fared well, with the Russell 2000® Index adding 31.91% and the Russell Midcap® Index rising 28.03%. Foreign developed-markets stocks showed a more modest 13.91% advance, according to the MSCI® EAFE® Index, held back by eurozone woes and local currency weakness. In the fixed-income arena, investors' search for higher returns helped bolster riskier assets such as high-yield bonds, with The BofA Merrill LynchSM US High Yield Constrained Index advancing 18.91%. Concurrently, demand for safer-haven investment-grade debt cooled somewhat, and the Barclays® U.S. Aggregate Bond Index rose just 5.16%. Not surprisingly, within the Barclays index, higher-yielding "spread" sectors such as corporate and mortgage securities outpaced U.S. Treasuries. Meanwhile, high-quality, short-term debt instruments saw flat performance, with the Barclays U.S. 3 Month Treasury Bellwether Index posting a 0.08% gain.

Comments from Geoff Stein, Portfolio Manager of Fidelity Advisor Asset Manager® Funds: For the year, the Institutional Class shares of all seven Advisor Asset Manager funds outpaced their respective Composite benchmarks. (For specific portfolio results, please refer to the performance section of this report.) Asset allocation was a significant contributor to performance. In particular, my strategy of maintaining lighter-than-benchmark allocations to cash and the more defensive investment-grade-bond category in favor of out-of-benchmark high-yield bonds, floating-rate bank-loan securities and Treasury Inflation-Protected Securities (TIPS) was successful. On a standalone basis, the return of the TIPS central fund lagged the Funds' Composite benchmarks. However, I use TIPS for their high credit quality and inflation-protection features as part of an integrated fixed-income strategy that, on a net basis, was the primary driver of the Funds' outperformance. Additionally, modestly overweighting U.S. equities, underweighting foreign developed-markets equities and having a small allocation to emerging-markets stocks provided a meaningful boost to relative performance. However, adverse U.S. stock selection late in 2011 partially offset the positive effect of my equity-allocation strategy. Elsewhere, a small stake in the lagging commodities index central fund modestly detracted from relative returns. Notwithstanding U.S. equities, overall security selection was beneficial for the Funds, led by solid picks in the investment-grade bond central fund. Positioning in corporate bonds, asset-backed securities, commercial mortgage-backed securities, collateralized mortgage obligations, TIPS and government-agency mortgage-backed securities helped the central fund outpace its index. Productive stock choices in the foreign developed-markets equity central fund also aided relative results.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

The Funds invest in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Funds, available only to other mutual funds and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. In addition to the direct expenses incurred by the Funds presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Funds also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Funds' annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2012 to September 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value April 1, 2012	Ending Account Value September 30, 2012	Expenses Paid During Period* April 1, 2012 to September 30, 2012
Fidelity Asset Manager 20%
Class A	.83%
Actual		$ 1,000.00	$ 1,026.50	$ 4.20
HypotheticalA		$ 1,000.00	$ 1,020.85	$ 4.19
Class T	1.10%
Actual		$ 1,000.00	$ 1,024.20	$ 5.57
HypotheticalA		$ 1,000.00	$ 1,019.50	$ 5.55
Class B	1.63%
Actual		$ 1,000.00	$ 1,022.30	$ 8.24
HypotheticalA		$ 1,000.00	$ 1,016.85	$ 8.22
Class C	1.60%
Actual		$ 1,000.00	$ 1,021.90	$ 8.09
HypotheticalA		$ 1,000.00	$ 1,017.00	$ 8.07
Asset Manager 20%	.54%
Actual		$ 1,000.00	$ 1,027.80	$ 2.74
HypotheticalA		$ 1,000.00	$ 1,022.30	$ 2.73
Institutional Class	.57%
Actual		$ 1,000.00	$ 1,027.00	$ 2.89
HypotheticalA		$ 1,000.00	$ 1,022.15	$ 2.88
	Annualized Expense Ratio	Beginning Account Value April 1, 2012	Ending Account Value September 30, 2012	Expenses Paid During Period* April 1, 2012 to September 30, 2012
Fidelity Asset Manager 30%
Class A	.88%
Actual		$ 1,000.00	$ 1,027.50	$ 4.46
HypotheticalA		$ 1,000.00	$ 1,020.60	$ 4.45
Class T	1.13%
Actual		$ 1,000.00	$ 1,026.10	$ 5.72
HypotheticalA		$ 1,000.00	$ 1,019.35	$ 5.70
Class B	1.65%
Actual		$ 1,000.00	$ 1,023.50	$ 8.35
HypotheticalA		$ 1,000.00	$ 1,016.75	$ 8.32
Class C	1.65%
Actual		$ 1,000.00	$ 1,023.80	$ 8.35
HypotheticalA		$ 1,000.00	$ 1,016.75	$ 8.32
Asset Manager 30%	.58%
Actual		$ 1,000.00	$ 1,029.20	$ 2.94
HypotheticalA		$ 1,000.00	$ 1,022.10	$ 2.93
Institutional Class	.65%
Actual		$ 1,000.00	$ 1,029.70	$ 3.30
HypotheticalA		$ 1,000.00	$ 1,021.75	$ 3.29
Fidelity Asset Manager 40%
Class A	.90%
Actual		$ 1,000.00	$ 1,027.20	$ 4.56
HypotheticalA		$ 1,000.00	$ 1,020.50	$ 4.55
Class T	1.15%
Actual		$ 1,000.00	$ 1,026.00	$ 5.82
HypotheticalA		$ 1,000.00	$ 1,019.25	$ 5.81
Class B	1.65%
Actual		$ 1,000.00	$ 1,023.10	$ 8.35
HypotheticalA		$ 1,000.00	$ 1,016.75	$ 8.32
Class C	1.65%
Actual		$ 1,000.00	$ 1,023.90	$ 8.35
HypotheticalA		$ 1,000.00	$ 1,016.75	$ 8.32
Asset Manager 40%	.58%
Actual		$ 1,000.00	$ 1,028.70	$ 2.94
HypotheticalA		$ 1,000.00	$ 1,022.10	$ 2.93
Institutional Class	.65%
Actual		$ 1,000.00	$ 1,028.40	$ 3.30
HypotheticalA		$ 1,000.00	$ 1,021.75	$ 3.29
Fidelity Asset Manager 50%
Class A	1.01%
Actual		$ 1,000.00	$ 1,025.90	$ 5.12
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.10
Class T	1.24%
Actual		$ 1,000.00	$ 1,024.10	$ 6.27
HypotheticalA		$ 1,000.00	$ 1,018.80	$ 6.26
Class B	1.75%
Actual		$ 1,000.00	$ 1,022.00	$ 8.85
HypotheticalA		$ 1,000.00	$ 1,016.25	$ 8.82
	Annualized Expense Ratio	Beginning Account Value April 1, 2012	Ending Account Value September 30, 2012	Expenses Paid During Period* April 1, 2012 to September 30, 2012
Class C	1.76%
Actual		$ 1,000.00	$ 1,021.70	$ 8.90
HypotheticalA		$ 1,000.00	$ 1,016.20	$ 8.87
Asset Manager 50%	.69%
Actual		$ 1,000.00	$ 1,027.40	$ 3.50
HypotheticalA		$ 1,000.00	$ 1,021.55	$ 3.49
Institutional Class	.74%
Actual		$ 1,000.00	$ 1,027.00	$ 3.75
HypotheticalA		$ 1,000.00	$ 1,021.30	$ 3.74
Fidelity Asset Manager 60%
Class A	1.08%
Actual		$ 1,000.00	$ 1,024.20	$ 5.47
HypotheticalA		$ 1,000.00	$ 1,019.60	$ 5.45
Class T	1.34%
Actual		$ 1,000.00	$ 1,023.30	$ 6.78
HypotheticalA		$ 1,000.00	$ 1,018.30	$ 6.76
Class B	1.85%
Actual		$ 1,000.00	$ 1,020.20	$ 9.34
HypotheticalA		$ 1,000.00	$ 1,015.75	$ 9.32
Class C	1.85%
Actual		$ 1,000.00	$ 1,020.30	$ 9.34
HypotheticalA		$ 1,000.00	$ 1,015.75	$ 9.32
Asset Manager 60%	.76%
Actual		$ 1,000.00	$ 1,026.10	$ 3.85
HypotheticalA		$ 1,000.00	$ 1,021.20	$ 3.84
Institutional Class	.84%
Actual		$ 1,000.00	$ 1,026.10	$ 4.25
HypotheticalA		$ 1,000.00	$ 1,020.80	$ 4.24
Fidelity Asset Manager 70%
Class A	1.08%
Actual		$ 1,000.00	$ 1,021.80	$ 5.46
HypotheticalA		$ 1,000.00	$ 1,019.60	$ 5.45
Class T	1.34%
Actual		$ 1,000.00	$ 1,020.00	$ 6.77
HypotheticalA		$ 1,000.00	$ 1,018.30	$ 6.76
Class B	1.90%
Actual		$ 1,000.00	$ 1,017.60	$ 9.58
HypotheticalA		$ 1,000.00	$ 1,015.50	$ 9.57
Class C	1.83%
Actual		$ 1,000.00	$ 1,018.30	$ 9.23
HypotheticalA		$ 1,000.00	$ 1,015.85	$ 9.22
Asset Manager 70%	.76%
Actual		$ 1,000.00	$ 1,023.60	$ 3.84
HypotheticalA		$ 1,000.00	$ 1,021.20	$ 3.84
Institutional Class	.80%
Actual		$ 1,000.00	$ 1,023.00	$ 4.05
HypotheticalA		$ 1,000.00	$ 1,021.00	$ 4.04
	Annualized Expense Ratio	Beginning Account Value April 1, 2012	Ending Account Value September 30, 2012	Expenses Paid During Period* April 1, 2012 to September 30, 2012
Fidelity Asset Manager 85%
Class A	1.08%
Actual		$ 1,000.00	$ 1,018.90	$ 5.45
HypotheticalA		$ 1,000.00	$ 1,019.60	$ 5.45
Class T	1.36%
Actual		$ 1,000.00	$ 1,017.50	$ 6.86
HypotheticalA		$ 1,000.00	$ 1,018.20	$ 6.86
Class B	1.91%
Actual		$ 1,000.00	$ 1,014.60	$ 9.62
HypotheticalA		$ 1,000.00	$ 1,015.45	$ 9.62
Class C	1.84%
Actual		$ 1,000.00	$ 1,015.40	$ 9.27
HypotheticalA		$ 1,000.00	$ 1,015.80	$ 9.27
Asset Manager 85%	.80%
Actual		$ 1,000.00	$ 1,020.20	$ 4.04
HypotheticalA		$ 1,000.00	$ 1,021.00	$ 4.04
Institutional Class	.81%
Actual		$ 1,000.00	$ 1,021.00	$ 4.09
HypotheticalA		$ 1,000.00	$ 1,020.95	$ 4.09

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than .01% to .18%

Annual Report

Fidelity Asset Manager 20%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2012
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	19.0	17.1
Fannie Mae	10.6	10.4
Freddie Mac	3.5	3.6
Ginnie Mae	2.6	2.6
Wachovia Bank Commercial Mortgage Trust	1.5	0.5
	37.2
Quality Diversification (% of fund's net assets)
As of September 30, 2012	As of March 31, 2012
U.S. Government and U.S. Government Agency Obligations 35.7%	U.S. Government and U.S. Government Agency Obligations 33.8%
AAA,AA,A 5.3%	AAA,AA,A 5.0%
BBB 7.6%	BBB 6.6%
BB and Below 8.3%	BB and Below 7.4%
Not Rated 0.6%	Not Rated 0.7%
Equities* 15.5%	Equities** 18.4%
Short-Term Investments and Net Other Assets (Liabilities) 27.0%	Short-Term Investments and Net Other Assets (Liabilities) 28.1%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%	**Includes investment in Fidelity Commodity Strategy Central Fund of 0.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.6	0.5
General Electric Co.	0.3	0.2
Procter & Gamble Co.	0.2	0.2
Google, Inc. Class A	0.2	0.1
British American Tobacco PLC sponsored ADR	0.2	0.2
	1.5
Asset Allocation (% of fund's net assets)
As of September 30, 2012	As of March 31, 2012
Stock Class and Equity Futures* 17.6%	Stock Class and Equity Futures** 19.0%
Bond Class 56.5%	Bond Class 53.0%
Short-Term Class 25.9%	Short-Term Class 28.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%	**Includes investment in Fidelity Commodity Strategy Central Fund of 0.5%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Fidelity Asset Manager 20%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2012
% of fund's net assets
Equity Central Funds
Fidelity Information Technology Central Fund	2.5
Fidelity Financials Central Fund	2.2
Fidelity Health Care Central Fund	1.6
Fidelity International Equity Central Fund	1.5
Fidelity Commodity Strategy Central Fund	1.5
Fidelity Consumer Discretionary Central Fund	1.4
Fidelity Industrials Central Fund	1.4
Fidelity Consumer Staples Central Fund	1.3
Fidelity Energy Central Fund	1.3
Fidelity Materials Central Fund	0.5
Fidelity Utilities Central Fund	0.5
Fidelity Telecom Services Central Fund	0.4
Total Equity Central Funds	16.1
Fixed-Income Central Funds
High Yield Fixed-Income Funds	8.6
Investment Grade Fixed-Income Funds	50.5
Total Fixed-Income Central Funds	59.1
Money Market Central Funds	24.7
U.S. Treasury Obligations	0.1
Net Other Assets (Liabilities)	0.0*
Total	100.0
* Amount represents less than 0.1%
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 5.6% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 20%

Investments September 30, 2012

Showing Percentage of Net Assets

Equity Central Funds - 16.1%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	6,364,838	$ 71,540,780
Fidelity Consumer Discretionary Central Fund (c)	447,803	67,573,452
Fidelity Consumer Staples Central Fund (c)	374,161	60,258,579
Fidelity Energy Central Fund (c)	516,233	63,919,995
Fidelity Financials Central Fund (c)	1,799,010	104,990,249
Fidelity Health Care Central Fund (c)	462,742	75,718,455
Fidelity Industrials Central Fund (c)	437,157	66,648,918
Fidelity Information Technology Central Fund (c)	610,480	116,619,970
Fidelity International Equity Central Fund (c)	1,049,862	68,870,933
Fidelity Materials Central Fund (c)	134,070	24,171,427
Fidelity Telecom Services Central Fund (c)	124,215	17,378,953
Fidelity Utilities Central Fund (c)	207,261	24,224,645
TOTAL EQUITY CENTRAL FUNDS (Cost $654,192,702)		761,916,356
Fixed-Income Central Funds - 59.1%

High Yield Fixed-Income Funds - 8.6%
Fidelity Emerging Markets Debt Central Fund (c)	2,283,582	25,187,911
Fidelity Floating Rate Central Fund (c)	2,261,830	236,383,820
Fidelity High Income Central Fund 1 (c)	1,421,642	144,211,359
TOTAL HIGH YIELD FIXED-INCOME FUNDS		405,783,090
Investment Grade Fixed-Income Funds - 50.5%
Fidelity Inflation-Protected Bond Index Central Fund (c)	1,832,751	187,911,985
Fidelity Tactical Income Central Fund (c)	20,091,384	2,192,773,597
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,380,685,582
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,585,799,618)		2,786,468,672
Money Market Central Funds - 24.7%

Fidelity Cash Central Fund, 0.17% (a)	423,170,431	423,170,431
Fidelity Money Market Central Fund, 0.36% (a)	741,583,636	741,583,636
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $1,164,754,067)		1,164,754,067
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.1% 12/20/12 (b) (Cost $4,798,936)	$ 4,800,000	$ 4,799,123
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,409,545,323)	4,717,938,218
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,251,376)
NET ASSETS - 100%	$ 4,716,686,842
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1,289 CME E-mini S&P 500 Index Contracts	Dec. 2012	$ 92,434,190	$ (1,428,213)

The face value of futures purchased as a percentage of net assets is 2.0%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,799,123.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 463,636
Fidelity Commodity Strategy Central Fund	57,383
Fidelity Consumer Discretionary Central Fund	794,235
Fidelity Consumer Staples Central Fund	1,635,144
Fidelity Emerging Markets Debt Central Fund	1,446,940
Fidelity Emerging Markets Equity Central Fund	191,417
Fidelity Energy Central Fund	1,070,149
Fidelity Financials Central Fund	1,605,215
Fidelity Floating Rate Central Fund	10,273,630
Fidelity Health Care Central Fund	768,990
Fidelity High Income Central Fund 1	9,420,520
Fidelity Industrials Central Fund	1,204,084
Fidelity Information Technology Central Fund	682,813
Fidelity International Equity Central Fund	3,558,977
Fidelity Materials Central Fund	391,624
Fidelity Money Market Central Fund	2,836,611
Fidelity Tactical Income Central Fund	54,324,779
Fidelity Telecom Services Central Fund	495,557
Fidelity Utilities Central Fund	729,001
Total	$ 91,950,705
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 66,142	$ 90,535,411	$ 20,610,290	$ 71,540,780	9.6%
Fidelity Consumer Discretionary Central Fund	45,800,662	12,480,993	6,323,777	67,573,452	7.4%
Fidelity Consumer Staples Central Fund	47,186,976	12,324,378	10,459,368	60,258,579	6.8%
Fidelity Emerging Markets Debt Central Fund	18,474,704	5,139,758	1,379,027	25,187,911	22.1%
Fidelity Emerging Markets Equity Central Fund	23,187,808	3,684,711	31,382,168	-	0.0%
Fidelity Energy Central Fund	49,177,444	12,955,555	9,494,017	63,919,995	7.1%
Fidelity Financials Central Fund	69,322,940	26,302,068	13,940,269	104,990,249	7.5%
Fidelity Floating Rate Central Fund	114,683,799	189,617,874	84,417,694	236,383,820	14.9%
Fidelity Health Care Central Fund	54,800,471	14,271,689	12,357,919	75,718,455	7.3%
Fidelity High Income Central Fund 1	117,444,135	35,987,084	22,502,368	144,211,359	26.8%
Fidelity Industrials Central Fund	48,819,734	14,024,914	11,068,226	66,648,918	7.5%
Fidelity Inflation-Protected Bond Index Central Fund	-	184,718,569	1,147,575	187,911,985	28.9%
Fidelity Information Technology Central Fund	87,435,476	23,713,715	20,222,209	116,619,970	7.1%
Fidelity International Equity Central Fund	144,821,347	50,482,204	140,655,240	68,870,933	5.1%
Fidelity Materials Central Fund	17,715,319	4,651,676	4,413,313	24,171,427	7.7%
Fidelity Tactical Income Central Fund	1,806,296,696	504,293,200	198,405,627	2,192,773,597	36.7%
Fidelity Telecom Services Central Fund	13,872,485	3,362,917	3,548,926	17,378,953	6.8%
Fidelity Utilities Central Fund	18,624,919	5,126,029	2,099,573	24,224,645	7.6%
Total	$ 2,677,731,057	$ 1,193,672,745	$ 594,427,586	$ 3,548,385,028
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 761,916,356	$ 761,916,356	$ -	$ -
Fixed-Income Central Funds	2,786,468,672	2,786,468,672	-	-
Money Market Central Funds	1,164,754,067	1,164,754,067	-	-
U.S. Treasury Obligations	4,799,123	-	4,799,123	-
Total Investments in Securities:	$ 4,717,938,218	$ 4,713,139,095	$ 4,799,123	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (1,428,213)	$ (1,428,213)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (1,428,213)
Total Value of Derivatives	$ -	$ (1,428,213)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 20%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,798,936)	$ 4,799,123
Fidelity Central Funds (cost $4,404,746,387)	4,713,139,095
Total Investments (cost $4,409,545,323)		$ 4,717,938,218
Receivable for investments sold		1,149,244
Receivable for fund shares sold		4,264,666
Distributions receivable from Fidelity Central Funds		64,229
Other receivables		20,086
Total assets		4,723,436,443

Liabilities
Payable for investments purchased	$ 465,229
Payable for fund shares redeemed	3,725,924
Accrued management fee	1,616,402
Distribution and service plan fees payable	38,632
Payable for daily variation margin on futures contracts	444,705
Other affiliated payables	432,938
Other payables and accrued expenses	25,771
Total liabilities		6,749,601

Net Assets		$ 4,716,686,842
Net Assets consist of:
Paid in capital		$ 4,440,289,825
Undistributed net investment income		5,459,303
Accumulated undistributed net realized gain (loss) on investments		(36,026,968)
Net unrealized appreciation (depreciation) on investments		306,964,682
Net Assets		$ 4,716,686,842

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($46,763,401 ÷ 3,498,664 shares)		$ 13.37

Maximum offering price per share (100/94.25 of $13.37)		$ 14.19
Class T: Net Asset Value and redemption price per share ($18,869,716 ÷ 1,414,050 shares)		$ 13.34

Maximum offering price per share (100/96.50 of $13.34)		$ 13.82
Class B: Net Asset Value and offering price per share ($2,731,592 ÷ 204,954 shares)A		$ 13.33

Class C: Net Asset Value and offering price per share ($22,599,994 ÷ 1,698,652 shares)A		$ 13.30

Asset Manager 20%: Net Asset Value, offering price and redemption price per share ($4,595,339,464 ÷ 343,267,872 shares)		$ 13.39

Institutional Class: Net Asset Value, offering price and redemption price per share ($30,382,675 ÷ 2,270,533 shares)		$ 13.38

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 20%
Financial Statements - continued

Statement of Operations

	Year ended September 30, 2012

Investment Income
Dividends		$ 559,542
Interest		1,555
Income from Fidelity Central Funds		91,950,705
Total income		92,511,802

Expenses
Management fee	$ 17,564,234
Transfer agent fees	3,814,603
Distribution and service plan fees	437,793
Accounting fees and expenses	1,140,206
Custodian fees and expenses	1,608
Independent trustees' compensation	14,880
Registration fees	225,993
Audit	35,873
Legal	20,065
Miscellaneous	37,040
Total expenses before reductions	23,292,295
Expense reductions	(162,073)	23,130,222
Net investment income (loss)		69,381,580
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,458,407
Fidelity Central Funds	7,004,247
Futures contracts	10,986,759
Capital gain distributions from Fidelity Central Funds	102,362
Total net realized gain (loss)		23,551,775
Change in net unrealized appreciation (depreciation) on: Investment securities	262,179,344
Futures contracts	1,379,989
Total change in net unrealized appreciation (depreciation)		263,559,333
Net gain (loss)		287,111,108
Net increase (decrease) in net assets resulting from operations		$ 356,492,688

Statement of Changes in Net Assets

	Year ended September 30, 2012	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 69,381,580	$ 63,536,387
Net realized gain (loss)	23,551,775	62,599,980
Change in net unrealized appreciation (depreciation)	263,559,333	(50,562,030)
Net increase (decrease) in net assets resulting from operations	356,492,688	75,574,337
Distributions to shareholders from net investment income	(69,799,065)	(63,282,114)
Distributions to shareholders from net realized gain	(46,550,220)	(3,918,088)
Total distributions	(116,349,285)	(67,200,202)
Share transactions - net increase (decrease)	807,470,991	524,800,432
Total increase (decrease) in net assets	1,047,614,394	533,174,567

Net Assets
Beginning of period	3,669,072,448	3,135,897,881
End of period (including undistributed net investment income of $5,459,303 and undistributed net investment income of $6,348,772, respectively)	$ 4,716,686,842	$ 3,669,072,448

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.62	$ 12.55	$ 11.80	$ 11.35	$ 12.90
Income from Investment Operations
Net investment income (loss) C	.18	.19	.22	.33	.39
Net realized and unrealized gain (loss)	.91	.09	.74	.48	(1.27)
Total from investment operations	1.09	.28	.96	.81	(.88)
Distributions from net investment income	(.18)	(.20)	(.21)	(.36)	(.42)
Distributions from net realized gain	(.16)	(.02)	(.01)	-	(.25)
Total distributions	(.34)	(.21) G	(.21) H	(.36)	(.67)
Net asset value, end of period	$ 13.37	$ 12.62	$ 12.55	$ 11.80	$ 11.35
Total Return A,B	8.76%	2.22%	8.26%	7.51%	(7.18)%
Ratios to Average Net Assets D,F
Expenses before reductions	.84%	.85%	.84%	.87%	.86%
Expenses net of fee waivers, if any	.84%	.85%	.84%	.87%	.86%
Expenses net of all reductions	.83%	.85%	.83%	.87%	.86%
Net investment income (loss)	1.36%	1.51%	1.80%	3.01%	3.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,763	$ 36,016	$ 31,268	$ 24,488	$ 8,030
Portfolio turnover rate E	23%	19%	18%	16%	5%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.21 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.015 per share.

H Total distributions of $.21 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.005 per share.

Financial Highlights - Class T

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.60	$ 12.53	$ 11.78	$ 11.33	$ 12.88
Income from Investment Operations
Net investment income (loss) C	.14	.16	.19	.30	.36
Net realized and unrealized gain (loss)	.90	.09	.74	.48	(1.28)
Total from investment operations	1.04	.25	.93	.78	(.92)
Distributions from net investment income	(.15)	(.16)	(.18)	(.33)	(.38)
Distributions from net realized gain	(.16)	(.02)	(.01)	-	(.25)
Total distributions	(.30) G	(.18)	(.18) H	(.33)	(.63)
Net asset value, end of period	$ 13.34	$ 12.60	$ 12.53	$ 11.78	$ 11.33
Total Return A,B	8.39%	1.96%	8.00%	7.26%	(7.43)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.10%	1.11%	1.09%	1.11%	1.12%
Expenses net of fee waivers, if any	1.10%	1.10%	1.09%	1.11%	1.12%
Expenses net of all reductions	1.10%	1.10%	1.09%	1.11%	1.12%
Net investment income (loss)	1.09%	1.26%	1.55%	2.76%	2.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,870	$ 17,765	$ 15,771	$ 10,032	$ 4,915
Portfolio turnover rate E	23%	19%	18%	16%	5%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.30 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.155 per share.

H Total distributions of $.18 per share is comprised of distributions from net investment income of $.179 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.59	$ 12.51	$ 11.77	$ 11.32	$ 12.87
Income from Investment Operations
Net investment income (loss) C	.07	.09	.12	.24	.29
Net realized and unrealized gain (loss)	.90	.10	.74	.49	(1.27)
Total from investment operations	.97	.19	.86	.73	(.98)
Distributions from net investment income	(.08)	(.09)	(.11)	(.28)	(.32)
Distributions from net realized gain	(.16)	(.02)	(.01)	-	(.25)
Total distributions	(.23) G	(.11)	(.12)	(.28)	(.57)
Net asset value, end of period	$ 13.33	$ 12.59	$ 12.51	$ 11.77	$ 11.32
Total Return A,B	7.81%	1.48%	7.34%	6.70%	(7.89)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.64%	1.65%	1.67%	1.69%	1.67%
Expenses net of fee waivers, if any	1.64%	1.65%	1.65%	1.65%	1.66%
Expenses net of all reductions	1.64%	1.64%	1.64%	1.65%	1.66%
Net investment income (loss)	.55%	.72%	.99%	2.23%	2.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,732	$ 3,044	$ 3,717	$ 2,712	$ 1,975
Portfolio turnover rate E	23%	19%	18%	16%	5%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.23 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.155 per share.

Financial Highlights - Class C

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.57	$ 12.50	$ 11.76	$ 11.31	$ 12.86
Income from Investment Operations
Net investment income (loss) C	.08	.10	.12	.24	.29
Net realized and unrealized gain (loss)	.89	.09	.74	.49	(1.26)
Total from investment operations	.97	.19	.86	.73	(.97)
Distributions from net investment income	(.08)	(.10)	(.12)	(.28)	(.33)
Distributions from net realized gain	(.16)	(.02)	(.01)	-	(.25)
Total distributions	(.24)	(.12)	(.12) G	(.28)	(.58)
Net asset value, end of period	$ 13.30	$ 12.57	$ 12.50	$ 11.76	$ 11.31
Total Return A,B	7.80%	1.48%	7.40%	6.75%	(7.87)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.60%	1.61%	1.61%	1.63%	1.65%
Expenses net of fee waivers, if any	1.60%	1.61%	1.61%	1.63%	1.65%
Expenses net of all reductions	1.60%	1.60%	1.60%	1.63%	1.64%
Net investment income (loss)	.59%	.76%	1.03%	2.24%	2.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,600	$ 19,325	$ 15,728	$ 9,189	$ 3,668
Portfolio turnover rate E	23%	19%	18%	16%	5%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.12 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 20%

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.64	$ 12.57	$ 11.82	$ 11.36	$ 12.91
Income from Investment Operations
Net investment income (loss) B	.22	.23	.25	.35	.43
Net realized and unrealized gain (loss)	.91	.09	.75	.50	(1.28)
Total from investment operations	1.13	.32	1.00	.85	(.85)
Distributions from net investment income	(.22)	(.23)	(.24)	(.39)	(.45)
Distributions from net realized gain	(.16)	(.02)	(.01)	-	(.25)
Total distributions	(.38)	(.25)	(.25)	(.39)	(.70)
Net asset value, end of period	$ 13.39	$ 12.64	$ 12.57	$ 11.82	$ 11.36
Total Return A	9.06%	2.52%	8.54%	7.90%	(6.90)%
Ratios to Average Net Assets C,E
Expenses before reductions	.54%	.55%	.56%	.58%	.56%
Expenses net of fee waivers, if any	.54%	.55%	.56%	.58%	.56%
Expenses net of all reductions	.54%	.54%	.56%	.58%	.56%
Net investment income (loss)	1.65%	1.82%	2.08%	3.30%	3.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,595,339	$ 3,569,848	$ 3,064,676	$ 2,305,692	$ 2,265,384
Portfolio turnover rate D	23%	19%	18%	16%	5%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.64	$ 12.56	$ 11.82	$ 11.35	$ 12.90
Income from Investment Operations
Net investment income (loss) B	.21	.23	.25	.36	.42
Net realized and unrealized gain (loss)	.90	.10	.74	.50	(1.27)
Total from investment operations	1.11	.33	.99	.86	(.85)
Distributions from net investment income	(.22)	(.23)	(.24)	(.39)	(.45)
Distributions from net realized gain	(.16)	(.02)	(.01)	-	(.25)
Total distributions	(.37) F	(.25)	(.25)	(.39)	(.70)
Net asset value, end of period	$ 13.38	$ 12.64	$ 12.56	$ 11.82	$ 11.35
Total Return A	8.94%	2.57%	8.46%	8.00%	(6.91)%
Ratios to Average Net Assets C,E
Expenses before reductions	.58%	.59%	.56%	.56%	.57%
Expenses net of fee waivers, if any	.58%	.59%	.56%	.56%	.57%
Expenses net of all reductions	.57%	.59%	.55%	.56%	.56%
Net investment income (loss)	1.62%	1.77%	2.09%	3.32%	3.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,383	$ 23,073	$ 4,739	$ 2,697	$ 1,722
Portfolio turnover rate D	23%	19%	18%	16%	5%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.37 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 30%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2012
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	18.9	17.1
Fannie Mae	10.6	10.4
Freddie Mac	3.5	3.6
Ginnie Mae	2.5	2.6
Wachovia Bank Commercial Mortgage Trust	1.5	0.5
	37.0
Quality Diversification (% of fund's net assets)
As of September 30, 2012	As of March 31, 2012
U.S. Government and U.S. Government Agency Obligations 35.5%	U.S. Government and U.S. Government Agency Obligations 33.8%
AAA,AA,A 5.3%	AAA,AA,A 5.0%
BBB 7.6%	BBB 6.6%
BB and Below 8.4%	BB and Below 7.4%
Not Rated 0.6%	Not Rated 0.7%
Equities* 25.4%	Equities** 28.2%
Short-Term Investments and Net Other Assets (Liabilities) 17.2%	Short-Term Investments and Net Other Assets (Liabilities) 18.3%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%	**Includes investment in Fidelity Commodity Strategy Central Fund of 0.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.8	0.8
General Electric Co.	0.4	0.3
Procter & Gamble Co.	0.3	0.3
Google, Inc. Class A	0.3	0.1
Chevron Corp.	0.3	0.4
	2.1
Asset Allocation (% of fund's net assets)
As of September 30, 2012	As of March 31, 2012
Stock Class and Equity Futures* 27.4%	Stock Class and Equity Futures** 28.4%
Bond Class 56.3%	Bond Class 53.0%
Short-Term Class 16.3%	Short-Term Class 18.6%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%	**Includes investment in Fidelity Commodity Strategy Central Fund of 0.5%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Fidelity Asset Manager 30%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2012
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	4.0
Fidelity Information Technology Central Fund	3.8
Fidelity Financials Central Fund	3.4
Fidelity Health Care Central Fund	2.5
Fidelity Consumer Discretionary Central Fund	2.3
Fidelity Energy Central Fund	2.1
Fidelity Industrials Central Fund	2.1
Fidelity Consumer Staples Central Fund	2.0
Fidelity Commodity Strategy Central Fund	1.5
Fidelity Materials Central Fund	0.8
Fidelity Utilities Central Fund	0.7
Fidelity Telecom Services Central Fund	0.6
Fidelity Emerging Markets Equity Central Fund	0.4
Total Equity Central Funds	26.2
Fixed-Income Central Funds
High Yield Fixed-Income Funds	8.6
Investment Grade Fixed-Income Funds	50.3
Total Fixed-Income Central Funds	58.9
Money Market Central Funds	14.8
U.S. Treasury Obligations	0.1
Net Other Assets (Liabilities)	0.0*
Total	100.0
* Amount represents less than 0.1%
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 9.7% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 30%

Investments September 30, 2012

Showing Percentage of Net Assets

Equity Central Funds - 26.2%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	529,168	$ 5,947,844
Fidelity Consumer Discretionary Central Fund (c)	58,910	8,889,467
Fidelity Consumer Staples Central Fund (c)	48,022	7,734,006
Fidelity Emerging Markets Equity Central Fund (c)	8,971	1,754,450
Fidelity Energy Central Fund (c)	66,973	8,292,623
Fidelity Financials Central Fund (c)	231,888	13,532,981
Fidelity Health Care Central Fund (c)	60,725	9,936,447
Fidelity Industrials Central Fund (c)	53,290	8,124,620
Fidelity Information Technology Central Fund (c)	78,486	14,993,183
Fidelity International Equity Central Fund (c)	238,814	15,666,174
Fidelity Materials Central Fund (c)	16,595	2,991,887
Fidelity Telecom Services Central Fund (c)	15,818	2,213,035
Fidelity Utilities Central Fund (c)	24,494	2,862,839
TOTAL EQUITY CENTRAL FUNDS (Cost $90,307,125)		102,939,556
Fixed-Income Central Funds - 58.9%

High Yield Fixed-Income Funds - 8.6%
Fidelity Emerging Markets Debt Central Fund (c)	186,865	2,061,118
Fidelity Floating Rate Central Fund (c)	189,120	19,764,972
Fidelity High Income Central Fund 1 (c)	117,411	11,910,169
TOTAL HIGH YIELD FIXED-INCOME FUNDS		33,736,259
Investment Grade Fixed-Income Funds - 50.3%
Fidelity Inflation-Protected Bond Index Central Fund (c)	152,526	15,638,466
Fidelity Tactical Income Central Fund (c)	1,671,914	182,472,640
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		198,111,106
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $217,019,774)		231,847,365
Money Market Central Funds - 14.8%

Fidelity Cash Central Fund, 0.17% (a)	35,969,231	35,969,231
Fidelity Money Market Central Fund, 0.36% (a)	22,350,948	22,350,948
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $58,320,179)		58,320,179
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.1% 11/23/12 to 12/20/12 (b) (Cost $449,903)	$ 450,000	$ 449,920
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $366,096,981)	393,557,020
NET OTHER ASSETS (LIABILITIES) - 0.0%	(44,129)
NET ASSETS - 100%	$ 393,512,891
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
108 CME E-mini S&P 500 Index Contracts	Dec. 2012	$ 7,744,680	$ (119,664)
6 NYSE E-mini MSCI Emerging Markets Index Contracts	Dec. 2012	298,200	4,699
TOTAL EQUITY INDEX CONTRACTS		$ 8,042,880	$ (114,965)

The face value of futures purchased as a percentage of net assets is 2.1%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $449,920.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 40,108
Fidelity Commodity Strategy Central Fund	4,404
Fidelity Consumer Discretionary Central Fund	93,721
Fidelity Consumer Staples Central Fund	192,701
Fidelity Emerging Markets Debt Central Fund	105,846
Fidelity Emerging Markets Equity Central Fund	48,630
Fidelity Energy Central Fund	125,520
Fidelity Financials Central Fund	192,731
Fidelity Floating Rate Central Fund	788,241
Fidelity Health Care Central Fund	91,620
Fidelity High Income Central Fund 1	714,740
Fidelity Industrials Central Fund	140,306
Fidelity Information Technology Central Fund	81,032
Fidelity International Equity Central Fund	531,977
Fidelity Materials Central Fund	44,502
Fidelity Money Market Central Fund	85,494
Fidelity Tactical Income Central Fund	4,125,368
Fidelity Telecom Services Central Fund	55,570
Fidelity Utilities Central Fund	84,498
Total	$ 7,547,009
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 4,338	$ 7,447,789	$ 1,624,149	$ 5,947,844	0.8%
Fidelity Consumer Discretionary Central Fund	4,527,444	3,172,801	582,745	8,889,467	1.0%
Fidelity Consumer Staples Central Fund	4,514,241	3,144,531	1,204,602	7,734,006	0.9%
Fidelity Emerging Markets Debt Central Fund	1,099,064	799,262	52,905	2,061,118	1.8%
Fidelity Emerging Markets Equity Central Fund	2,650,161	1,485,567	2,938,116	1,754,450	0.8%
Fidelity Energy Central Fund	4,852,034	3,302,309	1,089,031	8,292,623	0.9%
Fidelity Financials Central Fund	6,935,833	5,927,524	2,000,064	13,532,981	1.0%
Fidelity Floating Rate Central Fund	7,371,402	17,867,358	6,722,889	19,764,972	1.2%
Fidelity Health Care Central Fund	5,426,053	3,474,947	1,203,599	9,936,447	1.0%
Fidelity High Income Central Fund 1	7,455,874	4,917,334	1,418,191	11,910,169	2.2%
Fidelity Industrials Central Fund	4,765,482	3,223,106	1,500,675	8,124,620	0.9%
Fidelity Inflation-Protected Bond Index Central Fund	-	15,488,750	203,345	15,638,466	2.4%
Fidelity Information Technology Central Fund	8,538,750	5,903,424	2,365,389	14,993,183	0.9%
Fidelity International Equity Central Fund	14,610,379	8,771,113	9,611,651	15,666,174	1.2%
Fidelity Materials Central Fund	1,713,575	1,176,702	576,809	2,991,887	1.0%
Fidelity Tactical Income Central Fund	113,762,037	76,431,215	14,117,559	182,472,640	3.1%
Fidelity Telecom Services Central Fund	1,219,966	867,227	293,518	2,213,035	0.9%
Fidelity Utilities Central Fund	1,773,438	1,284,957	494,777	2,862,839	0.9%
Total	$ 191,220,071	$ 164,685,916	$ 48,000,014	$ 334,786,921
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 102,939,556	$ 102,939,556	$ -	$ -
Fixed-Income Central Funds	231,847,365	231,847,365	-	-
Money Market Central Funds	58,320,179	58,320,179	-	-
U.S. Treasury Obligations	449,920	-	449,920	-
Total Investments in Securities:	$ 393,557,020	$ 393,107,100	$ 449,920	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 4,699	$ 4,699	$ -	$ -
Liabilities
Futures Contracts	$ (119,664)	$ (119,664)	$ -	$ -
Total Derivative Instruments:	$ (114,965)	$ (114,965)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 4,699	$ (119,664)
Total Value of Derivatives	$ 4,699	$ (119,664)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 30%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $449,903)	$ 449,920
Fidelity Central Funds (cost $365,647,078)	393,107,100
Total Investments (cost $366,096,981)		$ 393,557,020
Receivable for investments sold		108,203
Receivable for fund shares sold		667,168
Distributions receivable from Fidelity Central Funds		5,460
Receivable from investment adviser for expense reductions		705
Other receivables		2,556
Total assets		394,341,112

Liabilities
Payable for investments purchased	$ 371,835
Payable for fund shares redeemed	208,915
Accrued management fee	134,221
Distribution and service plan fees payable	12,518
Payable for daily variation margin on futures contracts	39,330
Other affiliated payables	40,057
Other payables and accrued expenses	21,345
Total liabilities		828,221

Net Assets		$ 393,512,891
Net Assets consist of:
Paid in capital		$ 369,009,856
Undistributed net investment income		275,031
Accumulated undistributed net realized gain (loss) on investments		(3,117,070)
Net unrealized appreciation (depreciation) on investments		27,345,074
Net Assets		$ 393,512,891

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($11,430,506 ÷ 1,126,227 shares)		$ 10.15

Maximum offering price per share (100/94.25 of $10.15)		$ 10.77
Class T: Net Asset Value and redemption price per share ($6,542,211 ÷ 645,163 shares)		$ 10.14

Maximum offering price per share (100/96.50 of $10.14)		$ 10.51
Class B: Net Asset Value and offering price per share ($1,118,265 ÷ 110,301 shares)A		$ 10.14

Class C: Net Asset Value and offering price per share ($7,937,221 ÷ 784,484 shares)A		$ 10.12

Asset Manager 30%: Net Asset Value, offering price and redemption price per share ($364,385,880 ÷ 35,884,931 shares)		$ 10.15

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,098,808 ÷ 206,641 shares)		$ 10.16

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2012

Investment Income
Dividends		$ 35,368
Interest		127
Income from Fidelity Central Funds		7,547,009
Total income		7,582,504

Expenses
Management fee	$ 1,348,537
Transfer agent fees	284,576
Distribution and service plan fees	138,460
Accounting fees and expenses	134,614
Custodian fees and expenses	926
Independent trustees' compensation	1,106
Registration fees	93,853
Audit	39,617
Legal	1,282
Miscellaneous	2,176
Total expenses before reductions	2,045,147
Expense reductions	(19,143)	2,026,004
Net investment income (loss)		5,556,500
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	324,004
Fidelity Central Funds	(1,834,206)
Futures contracts	681,208
Capital gain distributions from Fidelity Central Funds	7,025
Total net realized gain (loss)		(821,969)
Change in net unrealized appreciation (depreciation) on: Investment securities	28,580,705
Futures contracts	87,027
Total change in net unrealized appreciation (depreciation)		28,667,732
Net gain (loss)		27,845,763
Net increase (decrease) in net assets resulting from operations		$ 33,402,263

Statement of Changes in Net Assets

	Year ended September 30, 2012	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,556,500	$ 3,521,806
Net realized gain (loss)	(821,969)	3,649,060
Change in net unrealized appreciation (depreciation)	28,667,732	(7,452,507)
Net increase (decrease) in net assets resulting from operations	33,402,263	(281,641)
Distributions to shareholders from net investment income	(5,461,061)	(3,364,493)
Distributions to shareholders from net realized gain	(3,126,905)	(4,696,545)
Total distributions	(8,587,966)	(8,061,038)
Share transactions - net increase (decrease)	138,148,131	109,056,408
Total increase (decrease) in net assets	162,962,428	100,713,729

Net Assets
Beginning of period	230,550,463	129,836,734
End of period (including undistributed net investment income of $275,031 and undistributed net investment income of $354,890, respectively)	$ 393,512,891	$ 230,550,463

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2012	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.37	$ 9.66	$ 9.04	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.14	.16	.17	.22	.24
Net realized and unrealized gain (loss)	.89	.01 H	.67	.40	(1.39)
Total from investment operations	1.03	.17	.84	.62	(1.15)
Distributions from net investment income	(.14)	(.15)	(.17)	(.24)	(.19)
Distributions from net realized gain	(.11)	(.31)	(.05)	-	-
Total distributions	(.25)	(.46)	(.22)	(.24)	(.19)
Net asset value, end of period	$ 10.15	$ 9.37	$ 9.66	$ 9.04	$ 8.66
Total Return B,C,D	11.20%	1.67%	9.39%	7.50%	(11.63)%
Ratios to Average Net Assets F,J
Expenses before reductions	.89%	.91%	.98%	1.21%	1.66% A
Expenses net of fee waivers, if any	.89%	.90%	.90%	.90%	.98% A
Expenses net of all reductions	.88%	.89%	.89%	.89%	.98% A
Net investment income (loss)	1.46%	1.63%	1.83%	2.75%	2.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,431	$ 9,024	$ 7,495	$ 4,305	$ 1,159
Portfolio turnover rate G	21%	21%	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period October 9, 2007 (commencement of operations) to September 30, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class T

Years ended September 30,	2012	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.36	$ 9.65	$ 9.03	$ 8.65	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.12	.14	.15	.20	.22
Net realized and unrealized gain (loss)	.89	.01 H	.67	.40	(1.40)
Total from investment operations	1.01	.15	.82	.60	(1.18)
Distributions from net investment income	(.12)	(.13)	(.15)	(.22)	(.17)
Distributions from net realized gain	(.11)	(.31)	(.05)	-	-
Total distributions	(.23)	(.44)	(.20)	(.22)	(.17)
Net asset value, end of period	$ 10.14	$ 9.36	$ 9.65	$ 9.03	$ 8.65
Total Return B,C,D	10.91%	1.47%	9.15%	7.25%	(11.91)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.14%	1.13%	1.19%	1.46%	1.97% A
Expenses net of fee waivers, if any	1.14%	1.13%	1.15%	1.15%	1.20% A
Expenses net of all reductions	1.13%	1.13%	1.14%	1.14%	1.20% A
Net investment income (loss)	1.21%	1.39%	1.58%	2.50%	2.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,542	$ 4,885	$ 5,800	$ 2,181	$ 1,074
Portfolio turnover rate G	21%	21%	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period October 9, 2007 (commencement of operations) to September 30, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2012	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.36	$ 9.65	$ 9.03	$ 8.65	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.09	.10	.16	.17
Net realized and unrealized gain (loss)	.89	- H,K	.67	.40	(1.39)
Total from investment operations	.96	.09	.77	.56	(1.22)
Distributions from net investment income	(.07)	(.07)	(.11)	(.18)	(.13)
Distributions from net realized gain	(.11)	(.31)	(.05)	-	-
Total distributions	(.18)	(.38)	(.15) L	(.18)	(.13)
Net asset value, end of period	$ 10.14	$ 9.36	$ 9.65	$ 9.03	$ 8.65
Total Return B,C,D	10.37%	.89%	8.62%	6.73%	(12.30)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.68%	1.70%	1.78%	2.00%	2.71% A
Expenses net of fee waivers, if any	1.65%	1.65%	1.65%	1.65%	1.73% A
Expenses net of all reductions	1.64%	1.64%	1.64%	1.65%	1.73% A
Net investment income (loss)	.69%	.88%	1.08%	2.00%	1.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,118	$ 1,076	$ 1,336	$ 773	$ 480
Portfolio turnover rate G	21%	21%	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period October 9, 2007 (commencement of operations) to September 30, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Total distributions of $.15 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.045 per share.

Financial Highlights - Class C

Years ended September 30,	2012	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.34	$ 9.63	$ 9.01	$ 8.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.09	.10	.16	.17
Net realized and unrealized gain (loss)	.89	.01 H	.67	.39	(1.39)
Total from investment operations	.96	.10	.77	.55	(1.22)
Distributions from net investment income	(.07)	(.08)	(.10)	(.18)	(.14)
Distributions from net realized gain	(.11)	(.31)	(.05)	-	-
Total distributions	(.18)	(.39)	(.15)	(.18)	(.14)
Net asset value, end of period	$ 10.12	$ 9.34	$ 9.63	$ 9.01	$ 8.64
Total Return B,C,D	10.41%	.92%	8.63%	6.62%	(12.30)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.66%	1.67%	1.72%	1.95%	2.37% A
Expenses net of fee waivers, if any	1.65%	1.65%	1.65%	1.65%	1.70% A
Expenses net of all reductions	1.64%	1.64%	1.64%	1.64%	1.70% A
Net investment income (loss)	.69%	.88%	1.08%	2.00%	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,937	$ 5,967	$ 4,789	$ 2,499	$ 1,495
Portfolio turnover rate G	21%	21%	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period October 9, 2007 (commencement of operations) to September 30, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 30%

Years ended September 30,	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.37	$ 9.66	$ 9.04	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.17	.19	.19	.24	.26
Net realized and unrealized gain (loss)	.89	.01 G	.67	.40	(1.39)
Total from investment operations	1.06	.20	.86	.64	(1.13)
Distributions from net investment income	(.17)	(.18)	(.19)	(.26)	(.21)
Distributions from net realized gain	(.11)	(.31)	(.05)	-	-
Total distributions	(.28)	(.49)	(.24)	(.26)	(.21)
Net asset value, end of period	$ 10.15	$ 9.37	$ 9.66	$ 9.04	$ 8.66
Total Return B,C	11.53%	1.98%	9.67%	7.77%	(11.43)%
Ratios to Average Net Assets E,I
Expenses before reductions	.58%	.61%	.69%	.90%	1.24% A
Expenses net of fee waivers, if any	.58%	.61%	.65%	.65%	.73% A
Expenses net of all reductions	.58%	.60%	.64%	.65%	.72% A
Net investment income (loss)	1.76%	1.92%	2.08%	3.00%	2.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 364,386	$ 208,380	$ 109,249	$ 61,207	$ 26,016
Portfolio turnover rate F	21%	21%	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

Years ended September 30,	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.37	$ 9.66	$ 9.04	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.17	.19	.19	.24	.26
Net realized and unrealized gain (loss)	.90	- G,J	.67	.40	(1.39)
Total from investment operations	1.07	.19	.86	.64	(1.13)
Distributions from net investment income	(.17)	(.18)	(.19)	(.26)	(.21)
Distributions from net realized gain	(.11)	(.31)	(.05)	-	-
Total distributions	(.28)	(.48) K	(.24)	(.26)	(.21)
Net asset value, end of period	$ 10.16	$ 9.37	$ 9.66	$ 9.04	$ 8.66
Total Return B,C	11.56%	1.93%	9.67%	7.77%	(11.45)%
Ratios to Average Net Assets E,I
Expenses before reductions	.65%	.63%	.71%	.97%	1.76% A
Expenses net of fee waivers, if any	.65%	.63%	.65%	.65%	.75% A
Expenses net of all reductions	.64%	.62%	.64%	.65%	.75% A
Net investment income (loss)	1.69%	1.90%	2.08%	3.00%	2.86% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,099	$ 1,218	$ 1,168	$ 773	$ 209
Portfolio turnover rate F	21%	21%	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.48 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.309 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 40%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2012
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	17.3	15.5
Fannie Mae	9.4	9.2
Freddie Mac	3.1	3.2
Ginnie Mae	2.2	2.4
Wachovia Bank Commercial Mortgage Trust	1.4	0.5
	33.4
Quality Diversification (% of fund's net assets)
As of September 30, 2012	As of March 31, 2012
U.S. Government and U.S. Government Agency Obligations 32.0%	U.S. Government and U.S. Government Agency Obligations 30.4%
AAA,AA,A 5.1%	AAA,AA,A 4.3%
BBB 6.7%	BBB 6.0%
BB and Below 7.9%	BB and Below 7.3%
Not Rated 0.6%	Not Rated 0.7%
Equities* 34.8%	Equities** 37.9%
Short-Term Investments and Net Other Assets (Liabilities) 12.9%	Short-Term Investments and Net Other Assets (Liabilities) 13.4%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%	**Includes investment in Fidelity Commodity Strategy Central Fund of 0.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.1	1.0
General Electric Co.	0.5	0.3
Procter & Gamble Co.	0.4	0.4
Google, Inc. Class A	0.4	0.1
British American Tobacco PLC sponsored ADR	0.3	0.3
	2.7
Asset Allocation (% of fund's net assets)
As of September 30, 2012	As of March 31, 2012
Stock Class and Equity Futures* 37.1%	Stock Class and Equity Futures** 38.3%
Bond Class 51.5%	Bond Class 48.2%
Short-Term Class 11.4%	Short-Term Class 13.5%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%	**Includes investment in Fidelity Commodity Strategy Central Fund of 0.5%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Fidelity Asset Manager 40%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2012
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	6.0
Fidelity Information Technology Central Fund	5.2
Fidelity Financials Central Fund	4.7
Fidelity Health Care Central Fund	3.2
Fidelity Consumer Discretionary Central Fund	3.1
Fidelity Industrials Central Fund	3.0
Fidelity Energy Central Fund	2.9
Fidelity Consumer Staples Central Fund	2.7
Fidelity Commodity Strategy Central Fund	1.5
Fidelity Materials Central Fund	1.1
Fidelity Utilities Central Fund	1.1
Fidelity Emerging Markets Equity Central Fund	0.9
Fidelity Telecom Services Central Fund	0.8
Total Equity Central Funds	36.2
Fixed-Income Central Funds
High Yield Fixed-Income Funds	8.5
Investment Grade Fixed-Income Funds	45.3
Total Fixed-Income Central Funds	53.8
Money Market Central Funds	9.9
U.S. Treasury Obligations	0.1
Net Other Assets (Liabilities)	0.0*
Total	100.0
* Amount represents less than 0.1%
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 13.1% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 40%

Investments September 30, 2012

Showing Percentage of Net Assets

Equity Central Funds - 36.2%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	477,975	$ 5,372,435
Fidelity Consumer Discretionary Central Fund (c)	72,389	10,923,452
Fidelity Consumer Staples Central Fund (c)	59,754	9,623,375
Fidelity Emerging Markets Equity Central Fund (c)	16,910	3,306,827
Fidelity Energy Central Fund (c)	83,008	10,278,035
Fidelity Financials Central Fund (c)	288,848	16,857,157
Fidelity Health Care Central Fund (c)	69,647	11,396,292
Fidelity Industrials Central Fund (c)	69,795	10,640,894
Fidelity Information Technology Central Fund (c)	97,511	18,627,473
Fidelity International Equity Central Fund (c)	325,553	21,356,252
Fidelity Materials Central Fund (c)	21,403	3,858,716
Fidelity Telecom Services Central Fund (c)	19,624	2,745,631
Fidelity Utilities Central Fund (c)	33,488	3,914,082
TOTAL EQUITY CENTRAL FUNDS (Cost $115,194,466)		128,900,621
Fixed-Income Central Funds - 53.8%

High Yield Fixed-Income Funds - 8.5%
Fidelity Emerging Markets Debt Central Fund (c)	168,192	1,855,158
Fidelity Floating Rate Central Fund (c)	171,756	17,950,196
Fidelity High Income Central Fund 1 (c)	105,448	10,696,625
TOTAL HIGH YIELD FIXED-INCOME FUNDS		30,501,979
Investment Grade Fixed-Income Funds - 45.3%
Fidelity Inflation-Protected Bond Index Central Fund (c)	137,905	14,139,368
Fidelity Tactical Income Central Fund (c)	1,349,055	147,235,876
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		161,375,244
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $181,226,619)		191,877,223
Money Market Central Funds - 9.9%

Fidelity Cash Central Fund, 0.17% (a)	25,066,291	25,066,291
Fidelity Money Market Central Fund, 0.36% (a)	10,254,633	10,254,633
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $35,320,924)		35,320,924
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.1% 11/23/12 to 12/20/12 (b) (Cost $379,922)	$ 380,000	$ 379,938
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $332,121,931)	356,478,706
NET OTHER ASSETS (LIABILITIES) - 0.0%	(69,366)
NET ASSETS - 100%	$ 356,409,340
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
97 CME E-mini S&P 500 Index Contracts	Dec. 2012	$ 6,955,870	$ (107,476)
7 NYSE E-mini MSCI Emerging Markets Index Contracts	Dec. 2012	347,900	5,482
TOTAL EQUITY INDEX CONTRACTS		$ 7,303,770	$ (101,994)

The face value of futures purchased as a percentage of net assets is 2.1%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $379,938.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 26,989
Fidelity Commodity Strategy Central Fund	3,879
Fidelity Consumer Discretionary Central Fund	107,007
Fidelity Consumer Staples Central Fund	224,818
Fidelity Emerging Markets Debt Central Fund	89,506
Fidelity Emerging Markets Equity Central Fund	72,952
Fidelity Energy Central Fund	146,265
Fidelity Financials Central Fund	228,137
Fidelity Floating Rate Central Fund	662,721
Fidelity Health Care Central Fund	104,409
Fidelity High Income Central Fund 1	598,369
Fidelity Industrials Central Fund	167,063
Fidelity Information Technology Central Fund	95,609
Fidelity International Equity Central Fund	651,055
Fidelity Materials Central Fund	52,183
Fidelity Money Market Central Fund	39,225
Fidelity Tactical Income Central Fund	3,088,137
Fidelity Telecom Services Central Fund	64,449
Fidelity Utilities Central Fund	100,388
Total	$ 6,523,161
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 3,132	$ 6,672,062	$ 1,406,990	$ 5,372,435	0.7%
Fidelity Consumer Discretionary Central Fund	4,483,655	5,164,548	643,633	10,923,452	1.2%
Fidelity Consumer Staples Central Fund	4,558,982	4,929,381	1,291,367	9,623,375	1.1%
Fidelity Emerging Markets Debt Central Fund	799,850	936,569	61,317	1,855,158	1.6%
Fidelity Emerging Markets Equity Central Fund	2,692,815	2,645,632	2,617,362	3,306,827	1.5%
Fidelity Energy Central Fund	4,991,049	5,201,539	1,235,420	10,278,035	1.1%
Fidelity Financials Central Fund	7,133,563	8,669,713	1,761,740	16,857,157	1.2%
Fidelity Floating Rate Central Fund	5,172,942	17,075,817	5,326,883	17,950,196	1.1%
Fidelity Health Care Central Fund	5,458,156	5,619,662	2,135,806	11,396,292	1.1%
Fidelity High Income Central Fund 1	5,232,601	5,690,940	991,535	10,696,625	2.0%
Fidelity Industrials Central Fund	4,818,810	5,239,408	1,179,456	10,640,894	1.2%
Fidelity Inflation-Protected Bond Index Central Fund	-	14,239,496	417,358	14,139,368	2.2%
Fidelity Information Technology Central Fund	8,490,020	9,490,985	2,506,080	18,627,473	1.1%
Fidelity International Equity Central Fund	14,342,393	13,944,242	9,018,405	21,356,252	1.6%
Fidelity Materials Central Fund	1,771,211	1,883,861	556,212	3,858,716	1.2%
Fidelity Tactical Income Central Fund	73,770,150	80,883,189	12,430,747	147,235,876	2.5%
Fidelity Telecom Services Central Fund	1,224,590	1,353,020	313,541	2,745,631	1.1%
Fidelity Utilities Central Fund	1,806,392	1,984,096	217,728	3,914,082	1.2%
Total	$ 146,750,311	$ 191,624,160	$ 44,111,580	$ 320,777,844
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 128,900,621	$ 128,900,621	$ -	$ -
Fixed-Income Central Funds	191,877,223	191,877,223	-	-
Money Market Central Funds	35,320,924	35,320,924	-	-
U.S. Treasury Obligations	379,938	-	379,938	-
Total Investments in Securities:	$ 356,478,706	$ 356,098,768	$ 379,938	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 5,482	$ 5,482	$ -	$ -
Liabilities
Futures Contracts	$ (107,476)	$ (107,476)	$ -	$ -
Total Derivative Instruments:	$ (101,994)	$ (101,994)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 5,482	$ (107,476)
Total Value of Derivatives	$ 5,482	$ (107,476)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	86.9%
United Kingdom	2.7%
Japan	1.0%
Others (Individually Less Than 1%)	9.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 40%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $379,922)	$ 379,938
Fidelity Central Funds (cost $331,742,009)	356,098,768
Total Investments (cost $332,121,931)		$ 356,478,706
Receivable for investments sold		102,922
Receivable for fund shares sold		576,455
Distributions receivable from Fidelity Central Funds		3,835
Receivable from investment adviser for expense reductions		1,456
Other receivables		3,140
Total assets		357,166,514

Liabilities
Payable for investments purchased	$ 508,639
Payable for fund shares redeemed	23,542
Accrued management fee	120,588
Distribution and service plan fees payable	11,124
Payable for daily variation margin on futures contracts	35,880
Other affiliated payables	36,153
Other payables and accrued expenses	21,248
Total liabilities		757,174

Net Assets		$ 356,409,340
Net Assets consist of:
Paid in capital		$ 332,297,925
Undistributed net investment income		1,147,857
Accumulated undistributed net realized gain (loss) on investments		(1,291,223)
Net unrealized appreciation (depreciation) on investments		24,254,781
Net Assets		$ 356,409,340

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($14,048,355 ÷ 1,389,773 shares)		$ 10.11

Maximum offering price per share (100/94.25 of $10.11)		$ 10.73
Class T: Net Asset Value and redemption price per share ($4,802,569 ÷ 475,834 shares)		$ 10.09

Maximum offering price per share (100/96.50 of $10.09)		$ 10.46
Class B: Net Asset Value and offering price per share ($838,833 ÷ 83,029 shares)A		$ 10.10

Class C: Net Asset Value and offering price per share ($6,813,832 ÷ 676,276 shares)A		$ 10.08

Asset Manager 40%: Net Asset Value, offering price and redemption price per share ($328,995,195 ÷ 32,546,496 shares)		$ 10.11

Institutional Class: Net Asset Value, offering price and redemption price per share ($910,556 ÷ 90,082 shares)		$ 10.11

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 40%
Financial Statements - continued

Statement of Operations

	Year ended September 30, 2012

Investment Income
Dividends		$ 21,931
Interest		97
Income from Fidelity Central Funds		6,523,161
Total income		6,545,189

Expenses
Management fee	$ 1,140,354
Transfer agent fees	243,372
Distribution and service plan fees	112,832
Accounting fees and expenses	113,841
Custodian fees and expenses	870
Independent trustees' compensation	918
Registration fees	84,710
Audit	39,618
Legal	1,005
Miscellaneous	1,609
Total expenses before reductions	1,739,129
Expense reductions	(22,379)	1,716,750
Net investment income (loss)		4,828,439
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	178,989
Fidelity Central Funds	(1,721,110)
Futures contracts	325,598
Capital gain distributions from Fidelity Central Funds	5,701
Total net realized gain (loss)		(1,210,822)
Change in net unrealized appreciation (depreciation) on: Investment securities	28,170,728
Futures contracts	60,589
Total change in net unrealized appreciation (depreciation)		28,231,317
Net gain (loss)		27,020,495
Net increase (decrease) in net assets resulting from operations		$ 31,848,934

Statement of Changes in Net Assets

	Year ended September 30, 2012	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,828,439	$ 2,416,931
Net realized gain (loss)	(1,210,822)	2,647,542
Change in net unrealized appreciation (depreciation)	28,231,317	(7,425,355)
Net increase (decrease) in net assets resulting from operations	31,848,934	(2,360,882)
Distributions to shareholders from net investment income	(4,243,594)	(2,058,508)
Distributions to shareholders from net realized gain	(2,009,598)	(2,999,305)
Total distributions	(6,253,192)	(5,057,813)
Share transactions - net increase (decrease)	165,133,989	82,055,159
Total increase (decrease) in net assets	190,729,731	74,636,464

Net Assets
Beginning of period	165,679,609	91,043,145
End of period (including undistributed net investment income of $1,147,857 and undistributed net investment income of $794,062, respectively)	$ 356,409,340	$ 165,679,609

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.13	$ 9.45	$ 8.77	$ 8.42	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.14	.16	.16	.20	.23
Net realized and unrealized gain (loss)	1.07	(.06)	.70	.34	(1.66)
Total from investment operations	1.21	.10	.86	.54	(1.43)
Distributions from net investment income	(.14)	(.14)	(.15)	(.19)	(.15)
Distributions from net realized gain	(.09)	(.28)	(.03)	-	-
Total distributions	(.23)	(.42)	(.18)	(.19)	(.15)
Net asset value, end of period	$ 10.11	$ 9.13	$ 9.45	$ 8.77	$ 8.42
Total Return B,C,D	13.47%	.91%	9.96%	6.80%	(14.43)%
Ratios to Average Net Assets F,I
Expenses before reductions	.90%	.95%	1.06%	1.33%	1.91% A
Expenses net of fee waivers, if any	.90%	.90%	.90%	.90%	1.00% A
Expenses net of all reductions	.89%	.89%	.89%	.90%	1.00% A
Net investment income (loss)	1.49%	1.61%	1.77%	2.62%	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,048	$ 10,337	$ 6,308	$ 2,921	$ 2,033
Portfolio turnover rate G	21%	20%	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class T

Years ended September 30,	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.12	$ 9.44	$ 8.76	$ 8.41	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.12	.13	.14	.18	.21
Net realized and unrealized gain (loss)	1.06	(.05)	.70	.35	(1.66)
Total from investment operations	1.18	.08	.84	.53	(1.45)
Distributions from net investment income	(.12)	(.12)	(.13)	(.18)	(.14)
Distributions from net realized gain	(.09)	(.28)	(.03)	-	-
Total distributions	(.21)	(.40)	(.16)	(.18)	(.14)
Net asset value, end of period	$ 10.09	$ 9.12	$ 9.44	$ 8.76	$ 8.41
Total Return B,C,D	13.09%	.68%	9.69%	6.59%	(14.67)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.17%	1.19%	1.32%	1.59%	2.15% A
Expenses net of fee waivers, if any	1.15%	1.15%	1.15%	1.15%	1.25% A
Expenses net of all reductions	1.14%	1.14%	1.14%	1.15%	1.25% A
Net investment income (loss)	1.24%	1.36%	1.52%	2.37%	2.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,803	$ 3,760	$ 2,972	$ 2,089	$ 1,840
Portfolio turnover rate G	21%	20%	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.12	$ 9.44	$ 8.75	$ 8.40	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.08	.09	.14	.16
Net realized and unrealized gain (loss)	1.06	(.06)	.71	.35	(1.66)
Total from investment operations	1.13	.02	.80	.49	(1.50)
Distributions from net investment income	(.06)	(.07)	(.08)	(.14)	(.10)
Distributions from net realized gain	(.09)	(.28)	(.03)	-	-
Total distributions	(.15)	(.34) J	(.11)	(.14)	(.10)
Net asset value, end of period	$ 10.10	$ 9.12	$ 9.44	$ 8.75	$ 8.40
Total Return B,C,D	12.56%	.13%	9.20%	6.02%	(15.09)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.70%	1.73%	1.82%	2.08%	2.64% A
Expenses net of fee waivers, if any	1.65%	1.65%	1.65%	1.65%	1.77% A
Expenses net of all reductions	1.64%	1.64%	1.64%	1.65%	1.77% A
Net investment income (loss)	.74%	.86%	1.01%	1.87%	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 839	$ 856	$ 1,075	$ 1,263	$ 1,378
Portfolio turnover rate G	21%	20%	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.34 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.278 per share.

Financial Highlights - Class C

Years ended September 30,	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.11	$ 9.43	$ 8.76	$ 8.41	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.08	.09	.14	.16
Net realized and unrealized gain (loss)	1.06	(.05)	.70	.34	(1.65)
Total from investment operations	1.13	.03	.79	.48	(1.49)
Distributions from net investment income	(.08)	(.08)	(.09)	(.13)	(.10)
Distributions from net realized gain	(.09)	(.28)	(.03)	-	-
Total distributions	(.16) K	(.35) J	(.12)	(.13)	(.10)
Net asset value, end of period	$ 10.08	$ 9.11	$ 9.43	$ 8.76	$ 8.41
Total Return B,C,D	12.59%	.22%	9.07%	6.00%	(15.01)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.67%	1.70%	1.82%	2.09%	2.66% A
Expenses net of fee waivers, if any	1.65%	1.65%	1.65%	1.65%	1.76% A
Expenses net of all reductions	1.64%	1.64%	1.64%	1.65%	1.76% A
Net investment income (loss)	.74%	.86%	1.02%	1.87%	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,814	$ 3,911	$ 2,193	$ 1,469	$ 1,384
Portfolio turnover rate G	21%	20%	22%	27%	1% A
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.35 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.278 per share.

K Total distributions of $.16 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.088 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 40%

Years ended September 30,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.13	$ 9.45	$ 8.77	$ 8.43	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.18	.18	.18	.22	.25
Net realized and unrealized gain (loss)	1.06	(.06)	.71	.34	(1.65)
Total from investment operations	1.24	.12	.89	.56	(1.40)
Distributions from net investment income	(.17)	(.17)	(.18)	(.22)	(.17)
Distributions from net realized gain	(.09)	(.28)	(.03)	-	-
Total distributions	(.26)	(.44) I	(.21)	(.22)	(.17)
Net asset value, end of period	$ 10.11	$ 9.13	$ 9.45	$ 8.77	$ 8.43
Total Return B,C	13.78%	1.17%	10.28%	7.00%	(14.18)%
Ratios to Average Net Assets E,H
Expenses before reductions	.59%	.64%	.76%	1.05%	1.68% A
Expenses net of fee waivers, if any	.59%	.64%	.65%	.65%	.72% A
Expenses net of all reductions	.58%	.63%	.64%	.64%	.72% A
Net investment income (loss)	1.81%	1.87%	2.02%	2.88%	2.80% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 328,995	$ 146,236	$ 77,613	$ 36,198	$ 10,929
Portfolio turnover rate F	21%	20%	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.44 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.278 per share.

Financial Highlights - Institutional Class

Years ended September 30,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.13	$ 9.45	$ 8.77	$ 8.43	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.17	.18	.18	.22	.25
Net realized and unrealized gain (loss)	1.06	(.06)	.71	.34	(1.65)
Total from investment operations	1.23	.12	.89	.56	(1.40)
Distributions from net investment income	(.16)	(.16)	(.18)	(.22)	(.17)
Distributions from net realized gain	(.09)	(.28)	(.03)	-	-
Total distributions	(.25)	(.44)	(.21)	(.22)	(.17)
Net asset value, end of period	$ 10.11	$ 9.13	$ 9.45	$ 8.77	$ 8.43
Total Return B,C	13.74%	1.15%	10.28%	7.00%	(14.18)%
Ratios to Average Net Assets E,H
Expenses before reductions	.66%	.68%	.76%	1.07%	1.63% A
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%	.76% A
Expenses net of all reductions	.64%	.64%	.64%	.65%	.76% A
Net investment income (loss)	1.74%	1.86%	2.01%	2.87%	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 911	$ 580	$ 882	$ 931	$ 1,339
Portfolio turnover rate F	21%	20%	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 50%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.4	1.3
General Electric Co.	0.6	0.4
Procter & Gamble Co.	0.6	0.6
Google, Inc. Class A	0.5	0.1
British American Tobacco PLC sponsored ADR	0.4	0.4
Chevron Corp.	0.4	0.6
The Coca-Cola Co.	0.4	0.4
Exxon Mobil Corp.	0.4	0.3
Amgen, Inc.	0.4	0.3
Merck & Co., Inc.	0.4	0.2
	5.5
Top Five Bond Issuers as of September 30, 2012
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	15.2	13.5
Fannie Mae	7.9	8.0
Freddie Mac	2.8	2.7
Ginnie Mae	1.9	2.1
Wachovia Bank Commercial Mortgage Trust	1.2	0.4
	29.0
Asset Allocation (% of fund's net assets)
As of September 30, 2012	As of March 31, 2012
Stock Class and Equity Futures* 46.8%	Stock Class and Equity Futures** 47.7%
Bond Class 45.2%	Bond Class 42.1%
Short-Term Class 8.0%	Short-Term Class 10.2%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%	**Includes investment in Fidelity Commodity Strategy Central Fund of 1.0%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Fidelity Asset Manager 50%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2012
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	8.0
Fidelity Information Technology Central Fund	6.6
Fidelity Financials Central Fund	5.9
Fidelity Health Care Central Fund	4.4
Fidelity Consumer Discretionary Central Fund	3.9
Fidelity Industrials Central Fund	3.8
Fidelity Energy Central Fund	3.6
Fidelity Consumer Staples Central Fund	3.4
Fidelity Commodity Strategy Central Fund	1.5
Fidelity Materials Central Fund	1.4
Fidelity Emerging Markets Equity Central Fund	1.4
Fidelity Utilities Central Fund	1.3
Fidelity Telecom Services Central Fund	1.0
Total Equity Central Funds	46.2
Fixed-Income Central Funds
High Yield Fixed-Income Funds	7.5
Investment Grade Fixed-Income Funds	39.7
Total Fixed-Income Central Funds	47.2
Money Market Central Funds	6.5
U.S. Treasury Obligations	0.1
Net Other Assets (Liabilities)	0.0*
Total	100.0
* Amount represents less than 0.1%
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 16.1% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 50%

Investments September 30, 2012

Showing Percentage of Net Assets

Equity Central Funds - 46.2%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	9,311,496	$ 104,661,218
Fidelity Consumer Discretionary Central Fund (c)	1,780,974	268,748,938
Fidelity Consumer Staples Central Fund (c)	1,478,928	238,181,345
Fidelity Emerging Markets Equity Central Fund (c)	496,380	97,072,041
Fidelity Energy Central Fund (c)	2,029,741	251,322,552
Fidelity Financials Central Fund (c)	7,068,469	412,515,870
Fidelity Health Care Central Fund (c)	1,859,259	304,230,534
Fidelity Industrials Central Fund (c)	1,722,675	262,639,089
Fidelity Information Technology Central Fund (c)	2,414,979	461,333,386
Fidelity International Equity Central Fund (c)	8,494,234	557,221,747
Fidelity Materials Central Fund (c)	529,995	95,552,749
Fidelity Telecom Services Central Fund (c)	486,999	68,136,052
Fidelity Utilities Central Fund (c)	796,349	93,077,241
TOTAL EQUITY CENTRAL FUNDS (Cost $2,739,950,889)		3,214,692,762
Fixed-Income Central Funds - 47.2%

High Yield Fixed-Income Funds - 7.5%
Fidelity Emerging Markets Debt Central Fund (c)	3,343,702	36,881,029
Fidelity Floating Rate Central Fund (c)	2,690,955	281,231,740
Fidelity High Income Central Fund 1 (c)	2,042,489	207,190,037
TOTAL HIGH YIELD FIXED-INCOME FUNDS		525,302,806
Investment Grade Fixed-Income Funds - 39.7%
Fidelity Inflation-Protected Bond Index Central Fund (c)	2,352,180	241,168,985
Fidelity Tactical Income Central Fund (c)	23,099,049	2,521,030,215
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,762,199,200
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $3,025,963,927)		3,287,502,006
Money Market Central Funds - 6.5%

Fidelity Cash Central Fund, 0.17% (a)	229,166,730	229,166,730
Fidelity Money Market Central Fund, 0.36% (a)	226,767,306	226,767,306
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $455,934,036)		455,934,036
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.1% 11/23/12 to 12/20/12 (b) (Cost $7,738,532)	$ 7,740,000	$ 7,738,850
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,229,587,384)	6,965,867,654
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,151,203)
NET ASSETS - 100%	$ 6,963,716,451
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1,918 CME E-mini S&P 500 Index Contracts	Dec. 2012	$ 137,539,780	$ (2,125,146)
210 NYSE E-mini MSCI Emerging Markets Index Contracts	Dec. 2012	10,437,000	164,454
TOTAL EQUITY INDEX CONTRACTS		$ 147,976,780	$ (1,960,692)

The face value of futures purchased as a percentage of net assets is 2.1%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $7,738,850.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 392,850
Fidelity Commodity Strategy Central Fund	97,044
Fidelity Consumer Discretionary Central Fund	3,241,733
Fidelity Consumer Staples Central Fund	6,513,079
Fidelity Emerging Markets Debt Central Fund	2,358,319
Fidelity Emerging Markets Equity Central Fund	2,299,749
Fidelity Energy Central Fund	4,275,884
Fidelity Financials Central Fund	6,349,320
Fidelity Floating Rate Central Fund	11,770,054
Fidelity Health Care Central Fund	3,077,643
Fidelity High Income Central Fund 1	14,809,358
Fidelity Industrials Central Fund	4,799,841
Fidelity Information Technology Central Fund	2,704,595
Fidelity International Equity Central Fund	19,139,079
Fidelity Materials Central Fund	1,572,788
Fidelity Money Market Central Fund	867,402
Fidelity Tactical Income Central Fund	66,451,956
Fidelity Telecom Services Central Fund	1,985,807
Fidelity Utilities Central Fund	2,871,337
Total	$ 155,577,838
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 136,625	$ 166,502,510	$ 64,063,065	$ 104,661,218	14.0%
Fidelity Consumer Discretionary Central Fund	209,822,586	16,738,259	24,225,520	268,748,938	29.4%
Fidelity Consumer Staples Central Fund	203,617,955	16,936,485	27,979,175	238,181,345	27.1%
Fidelity Emerging Markets Debt Central Fund	32,693,557	3,995,653	4,586,141	36,881,029	32.3%
Fidelity Emerging Markets Equity Central Fund	99,932,653	28,613,422	50,162,862	97,072,041	43.8%
Fidelity Energy Central Fund	210,081,529	17,082,655	24,215,628	251,322,552	27.7%
Fidelity Financials Central Fund	295,039,836	43,884,871	21,926,487	412,515,870	29.5%
Fidelity Floating Rate Central Fund	185,263,734	153,753,349	77,653,985	281,231,740	17.7%
Fidelity Health Care Central Fund	236,389,357	18,352,196	28,500,052	304,230,534	29.1%
Fidelity High Income Central Fund 1	204,822,825	23,748,873	42,410,849	207,190,037	38.5%
Fidelity Industrials Central Fund	207,581,392	16,583,350	24,051,161	262,639,089	29.7%
Fidelity Inflation-Protected Bond Index Central Fund	-	244,097,302	8,635,752	241,168,985	37.0%
Fidelity Information Technology Central Fund	377,745,310	32,753,851	54,679,378	461,333,386	28.3%
Fidelity International Equity Central Fund	635,426,079	67,571,836	222,449,640	557,221,747	41.3%
Fidelity Materials Central Fund	74,822,938	5,803,291	10,811,494	95,552,749	30.4%
Fidelity Tactical Income Central Fund	2,354,157,964	355,636,602	285,088,246	2,521,030,215	42.2%
Fidelity Telecom Services Central Fund	59,025,427	4,842,308	10,458,342	68,136,052	26.8%
Fidelity Utilities Central Fund	80,473,684	7,542,511	5,236,961	93,077,241	29.1%
Total	$ 5,467,033,451	$ 1,224,439,324	$ 987,134,738	$ 6,502,194,768
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 3,214,692,762	$ 3,214,692,762	$ -	$ -
Fixed-Income Central Funds	3,287,502,006	3,287,502,006	-	-
Money Market Central Funds	455,934,036	455,934,036	-	-
U.S. Treasury Obligations	7,738,850	-	7,738,850	-
Total Investments in Securities:	$ 6,965,867,654	$ 6,958,128,804	$ 7,738,850	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 164,454	$ 164,454	$ -	$ -
Liabilities
Futures Contracts	$ (2,125,146)	$ (2,125,146)	$ -	$ -
Total Derivative Instruments:	$ (1,960,692)	$ (1,960,692)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 164,454	$ (2,125,146)
Total Value of Derivatives	$ 164,454	$ (2,125,146)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds. Percentages in the below tables are adjusted for the effect of TBA Sale Commitments.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	27.8%
AAA,AA,A	4.3%
BBB	6.0%
BB	2.2%
B	4.0%
CCC,CC,C	0.9%
D	0.0%**
Not Rated	0.4%
Equities*	44.4%
Short-Term Investments and Net Other Assets	10.0%
100.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%
** Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	83.9%
United Kingdom	3.4%
Japan	1.3%
Switzerland	1.1%
Canada	1.0%
Others (Individually Less Than 1%)	9.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 50%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $7,738,532)	$ 7,738,850
Fidelity Central Funds (cost $6,221,848,852)	6,958,128,804
Total Investments (cost $6,229,587,384)		$ 6,965,867,654
Receivable for investments sold		2,622,765
Receivable for fund shares sold		3,513,682
Distributions receivable from Fidelity Central Funds		38,677
Other receivables		306,076
Total assets		6,972,348,854

Liabilities
Payable for investments purchased	$ 777,134
Payable for fund shares redeemed	2,888,923
Accrued management fee	2,937,977
Transfer agent fee payable	875,128
Distribution and service plan fees payable	43,748
Payable for daily variation margin on futures contracts	734,160
Other affiliated payables	127,894
Other payables and accrued expenses	247,439
Total liabilities		8,632,403

Net Assets		$ 6,963,716,451
Net Assets consist of:
Paid in capital		$ 6,450,412,703
Undistributed net investment income		25,042,644
Accumulated undistributed net realized gain (loss) on investments		(246,058,474)
Net unrealized appreciation (depreciation) on investments		734,319,578
Net Assets		$ 6,963,716,451

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($61,692,516 ÷ 3,771,167 shares)		$ 16.36

Maximum offering price per share (100/94.25 of $16.36)		$ 17.36
Class T: Net Asset Value and redemption price per share ($22,505,193 ÷ 1,376,888 shares)		$ 16.34

Maximum offering price per share (100/96.50 of $16.34)		$ 16.93
Class B: Net Asset Value and offering price per share ($4,185,538 ÷ 256,617 shares)A		$ 16.31

Class C: Net Asset Value and offering price per share ($21,858,735 ÷ 1,343,311 shares)A		$ 16.27

Asset Manager 50%: Net Asset Value, offering price and redemption price per share ($6,838,742,910 ÷ 416,643,051 shares)		$ 16.41

Institutional Class: Net Asset Value, offering price and redemption price per share ($14,731,559 ÷ 898,657 shares)		$ 16.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 50%
Financial Statements - continued

Statement of Operations

	Year ended September 30, 2012

Investment Income
Dividends		$ 732,057
Interest		4,078
Income from Fidelity Central Funds		155,577,838
Total income		156,313,973

Expenses
Management fee	$ 33,756,481
Transfer agent fees	10,442,423
Distribution and service plan fees	487,671
Accounting fees and expenses	1,433,919
Custodian fees and expenses	1,734
Independent trustees' compensation	24,493
Appreciation in deferred trustee compensation account	548
Registration fees	134,274
Audit	35,503
Legal	48,760
Miscellaneous	63,180
Total expenses before reductions	46,428,986
Expense reductions	(628,816)	45,800,170
Net investment income (loss)		110,513,803
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,505,424
Fidelity Central Funds	(38,728,031)
Futures contracts	23,517,603
Capital gain distributions from Fidelity Central Funds	172,524
Total net realized gain (loss)		(4,532,480)
Change in net unrealized appreciation (depreciation) on: Investment securities	833,946,947
Futures contracts	8,780,660
Total change in net unrealized appreciation (depreciation)		842,727,607
Net gain (loss)		838,195,127
Net increase (decrease) in net assets resulting from operations		$ 948,708,930

Statement of Changes in Net Assets

	Year ended September 30, 2012	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 110,513,803	$ 114,569,491
Net realized gain (loss)	(4,532,480)	207,385,434
Change in net unrealized appreciation (depreciation)	842,727,607	(267,523,055)
Net increase (decrease) in net assets resulting from operations	948,708,930	54,431,870
Distributions to shareholders from net investment income	(117,517,846)	(111,824,847)
Distributions to shareholders from net realized gain	(10,035,938)	(10,387,742)
Total distributions	(127,553,784)	(122,212,589)
Share transactions - net increase (decrease)	167,691,488	(352,152,340)
Total increase (decrease) in net assets	988,846,634	(419,933,059)

Net Assets
Beginning of period	5,974,869,817	6,394,802,876
End of period (including undistributed net investment income of $25,042,644 and undistributed net investment income of $31,960,233, respectively)	$ 6,963,716,451	$ 5,974,869,817

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.43	$ 14.64	$ 13.48	$ 12.95	$ 17.08
Income from Investment Operations
Net investment income (loss) C	.21	.22	.23	.30	.36
Net realized and unrealized gain (loss)	1.98	(.19)	1.17	.60	(2.96)
Total from investment operations	2.19	.03	1.40	.90	(2.60)
Distributions from net investment income	(.23)	(.22)	(.24)	(.36)	(.43)
Distributions from net realized gain	(.02)	(.02)	-	(.01)	(1.10)
Total distributions	(.26) G	(.24)	(.24)	(.37)	(1.53)
Net asset value, end of period	$ 16.36	$ 14.43	$ 14.64	$ 13.48	$ 12.95
Total Return A,B	15.31%	.11%	10.52%	7.49%	(16.56)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.01%	1.01%	.98%	1.02%	.99%
Expenses net of fee waivers, if any	1.01%	1.01%	.98%	1.02%	.99%
Expenses net of all reductions	1.00%	1.00%	.96%	1.01%	.98%
Net investment income (loss)	1.35%	1.43%	1.62%	2.61%	2.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 61,693	$ 48,154	$ 44,879	$ 25,522	$ 10,611
Portfolio turnover rate E	19%	14%	19%	15%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.26 per share is comprised of distributions from net investment income of $.232 and distributions from net realized gain of $.024 per share.

Financial Highlights - Class T

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.41	$ 14.63	$ 13.47	$ 12.94	$ 17.06
Income from Investment Operations
Net investment income (loss) C	.17	.19	.19	.27	.33
Net realized and unrealized gain (loss)	1.98	(.20)	1.17	.60	(2.96)
Total from investment operations	2.15	(.01)	1.36	.87	(2.63)
Distributions from net investment income	(.20)	(.19)	(.20)	(.33)	(.39)
Distributions from net realized gain	(.02)	(.02)	-	(.01)	(1.10)
Total distributions	(.22)	(.21)	(.20)	(.34)	(1.49)
Net asset value, end of period	$ 16.34	$ 14.41	$ 14.63	$ 13.47	$ 12.94
Total Return A,B	15.06%	(.16)%	10.24%	7.21%	(16.76)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.24%	1.23%	1.22%	1.29%	1.24%
Expenses net of fee waivers, if any	1.24%	1.23%	1.22%	1.29%	1.24%
Expenses net of all reductions	1.23%	1.22%	1.21%	1.28%	1.23%
Net investment income (loss)	1.12%	1.21%	1.38%	2.34%	2.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,505	$ 19,679	$ 17,343	$ 10,950	$ 5,475
Portfolio turnover rate E	19%	14%	19%	15%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.38	$ 14.59	$ 13.44	$ 12.91	$ 17.02
Income from Investment Operations
Net investment income (loss) C	.09	.11	.11	.21	.24
Net realized and unrealized gain (loss)	1.98	(.20)	1.17	.60	(2.96)
Total from investment operations	2.07	(.09)	1.28	.81	(2.72)
Distributions from net investment income	(.11)	(.10)	(.13)	(.27)	(.29)
Distributions from net realized gain	(.02)	(.02)	-	(.01)	(1.10)
Total distributions	(.14) G	(.12)	(.13)	(.28)	(1.39)
Net asset value, end of period	$ 16.31	$ 14.38	$ 14.59	$ 13.44	$ 12.91
Total Return A,B	14.47%	(.65)%	9.60%	6.64%	(17.26)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.76%	1.76%	1.78%	1.85%	1.79%
Expenses net of fee waivers, if any	1.76%	1.76%	1.78%	1.85%	1.79%
Expenses net of all reductions	1.75%	1.75%	1.77%	1.84%	1.79%
Net investment income (loss)	.61%	.68%	.82%	1.78%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,186	$ 4,109	$ 4,843	$ 3,493	$ 2,084
Portfolio turnover rate E	19%	14%	19%	15%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.14 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.024 per share.

Financial Highlights - Class C

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.35	$ 14.57	$ 13.42	$ 12.90	$ 17.00
Income from Investment Operations
Net investment income (loss) C	.09	.11	.12	.21	.25
Net realized and unrealized gain (loss)	1.98	(.19)	1.17	.59	(2.95)
Total from investment operations	2.07	(.08)	1.29	.80	(2.70)
Distributions from net investment income	(.12)	(.11)	(.14)	(.27)	(.30)
Distributions from net realized gain	(.02)	(.02)	-	(.01)	(1.10)
Total distributions	(.15) G	(.14) H	(.14)	(.28)	(1.40)
Net asset value, end of period	$ 16.27	$ 14.35	$ 14.57	$ 13.42	$ 12.90
Total Return A,B	14.49%	(.64)%	9.68%	6.59%	(17.18)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.75%	1.74%	1.74%	1.81%	1.76%
Expenses net of fee waivers, if any	1.75%	1.74%	1.74%	1.81%	1.76%
Expenses net of all reductions	1.74%	1.73%	1.73%	1.81%	1.76%
Net investment income (loss)	.61%	.71%	.86%	1.81%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,859	$ 17,320	$ 14,274	$ 8,935	$ 4,294
Portfolio turnover rate E	19%	14%	19%	15%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.15 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.024 per share.

H Total distributions of $.14 per share is comprised of distributions from net investment income of $.111 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 50%

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.47	$ 14.68	$ 13.51	$ 12.97	$ 17.10
Income from Investment Operations
Net investment income (loss) B	.26	.27	.26	.33	.41
Net realized and unrealized gain (loss)	1.99	(.19)	1.18	.60	(2.97)
Total from investment operations	2.25	.08	1.44	.93	(2.56)
Distributions from net investment income	(.28)	(.26)	(.27)	(.38)	(.47)
Distributions from net realized gain	(.02)	(.02)	-	(.01)	(1.10)
Total distributions	(.31) F	(.29) G	(.27)	(.39)	(1.57)
Net asset value, end of period	$ 16.41	$ 14.47	$ 14.68	$ 13.51	$ 12.97
Total Return A	15.71%	.41%	10.79%	7.78%	(16.34)%
Ratios to Average Net Assets C,E
Expenses before reductions	.69%	.70%	.71%	.77%	.71%
Expenses net of fee waivers, if any	.69%	.70%	.71%	.77%	.71%
Expenses net of all reductions	.68%	.69%	.70%	.77%	.70%
Net investment income (loss)	1.67%	1.75%	1.89%	2.85%	2.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,838,743	$ 5,878,293	$ 6,308,311	$ 6,008,086	$ 6,299,082
Portfolio turnover rate D	19%	14%	19%	15%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.31 per share is comprised of distributions from net investment income of $.281 and distributions from net realized gain of $.024 per share.

G Total distributions of $.29 per share is comprised of distributions from net investment income of $.263 and distributions from net realized gain of $.024 per share.

Financial Highlights - Institutional Class

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.46	$ 14.67	$ 13.50	$ 12.97	$ 17.11
Income from Investment Operations
Net investment income (loss) B	.25	.26	.26	.34	.42
Net realized and unrealized gain (loss)	1.98	(.19)	1.19	.59	(2.98)
Total from investment operations	2.23	.07	1.45	.93	(2.56)
Distributions from net investment income	(.27)	(.26)	(.28)	(.39)	(.48)
Distributions from net realized gain	(.02)	(.02)	-	(.01)	(1.10)
Total distributions	(.30) F	(.28)	(.28)	(.40)	(1.58)
Net asset value, end of period	$ 16.39	$ 14.46	$ 14.67	$ 13.50	$ 12.97
Total Return A	15.58%	.37%	10.87%	7.80%	(16.30)%
Ratios to Average Net Assets C,E
Expenses before reductions	.75%	.74%	.71%	.69%	.67%
Expenses net of fee waivers, if any	.75%	.74%	.71%	.69%	.67%
Expenses net of all reductions	.74%	.73%	.69%	.69%	.67%
Net investment income (loss)	1.61%	1.71%	1.90%	2.93%	2.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,732	$ 7,316	$ 5,154	$ 2,429	$ 469
Portfolio turnover rate D	19%	14%	19%	15%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.30 per share is comprised of distributions from net investment income of $.272 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 60%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.7	1.5
General Electric Co.	0.7	0.5
Procter & Gamble Co.	0.7	0.7
Google, Inc. Class A	0.6	0.1
British American Tobacco PLC sponsored ADR	0.5	0.5
Chevron Corp.	0.5	0.7
The Coca-Cola Co.	0.5	0.5
Exxon Mobil Corp.	0.4	0.3
Amgen, Inc.	0.4	0.4
Merck & Co., Inc.	0.4	0.2
	6.4
Asset Allocation (% of fund's net assets)
As of September 30, 2012	As of March 31, 2012
Stock Class and Equity Futures* 56.6%	Stock Class and Equity Futures** 57.4%
Bond Class 39.5%	Bond Class 36.6%
Short-Term Class 3.9%	Short-Term Class 6.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%	** Includes investment in Fidelity Commodity Strategy Central Fund of 1.0%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Fidelity Asset Manager 60%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2012
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	10.8
Fidelity Information Technology Central Fund	7.9
Fidelity Financials Central Fund	7.2
Fidelity Health Care Central Fund	5.2
Fidelity Consumer Discretionary Central Fund	4.6
Fidelity Industrials Central Fund	4.4
Fidelity Energy Central Fund	4.3
Fidelity Consumer Staples Central Fund	4.1
Fidelity Materials Central Fund	1.7
Fidelity Emerging Markets Equity Central Fund	1.7
Fidelity Utilities Central Fund	1.6
Fidelity Commodity Strategy Central Fund	1.5
Fidelity Telecom Services Central Fund	1.2
Total Equity Central Funds	56.2
Fixed-Income Central Funds
High Yield Fixed-Income Funds	6.5
Investment Grade Fixed-Income Funds	34.7
Total Fixed-Income Central Funds	41.2
Money Market Central Funds	2.6
U.S. Treasury Obligations	0.1
Net Other Assets (Liabilities)	(0.1)
Total	100.0
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 20.2% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 60%

Investments September 30, 2012

Showing Percentage of Net Assets

Equity Central Funds - 56.2%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	836,414	$ 9,401,294
Fidelity Consumer Discretionary Central Fund (c)	192,858	29,102,286
Fidelity Consumer Staples Central Fund (c)	160,389	25,830,682
Fidelity Emerging Markets Equity Central Fund (c)	54,158	10,591,183
Fidelity Energy Central Fund (c)	218,841	27,096,865
Fidelity Financials Central Fund (c)	773,086	45,117,276
Fidelity Health Care Central Fund (c)	199,264	32,605,604
Fidelity Industrials Central Fund (c)	181,918	27,735,161
Fidelity Information Technology Central Fund (c)	260,381	49,740,670
Fidelity International Equity Central Fund (c)	1,030,109	67,575,168
Fidelity Materials Central Fund (c)	57,296	10,329,858
Fidelity Telecom Services Central Fund (c)	51,936	7,266,360
Fidelity Utilities Central Fund (c)	86,315	10,088,516
TOTAL EQUITY CENTRAL FUNDS (Cost $312,317,717)		352,480,923
Fixed-Income Central Funds - 41.2%

High Yield Fixed-Income Funds - 6.5%
Fidelity Emerging Markets Debt Central Fund (c)	293,845	3,241,106
Fidelity Floating Rate Central Fund (c)	212,650	22,224,028
Fidelity High Income Central Fund 1 (c)	152,153	15,434,418
TOTAL HIGH YIELD FIXED-INCOME FUNDS		40,899,552
Investment Grade Fixed-Income Funds - 34.7%
Fidelity Inflation-Protected Bond Index Central Fund (c)	211,537	21,688,901
Fidelity Tactical Income Central Fund (c)	1,794,859	195,890,957
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		217,579,858
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $243,745,508)		258,479,410
Money Market Central Funds - 2.6%

Fidelity Cash Central Fund, 0.17% (a) (Cost $15,857,106)	15,857,106	15,857,106
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.1% 11/23/12 to 12/20/12 (b) (Cost $709,853)	$ 710,000	$ 709,881
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $572,630,184)	627,527,320
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(590,348)
NET ASSETS - 100%	$ 626,936,972
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
172 CME E-mini S&P 500 Index Contracts	Dec. 2012	$ 12,334,120	$ (190,576)
20 NYSE E-mini MSCI Emerging Markets Index Contracts	Dec. 2012	994,000	15,662
TOTAL EQUITY INDEX CONTRACTS		$ 13,328,120	$ (174,914)

The face value of futures purchased as a percentage of net assets is 2.2%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $709,881.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 27,406
Fidelity Commodity Strategy Central Fund	7,308
Fidelity Consumer Discretionary Central Fund	303,951
Fidelity Consumer Staples Central Fund	640,503
Fidelity Emerging Markets Debt Central Fund	173,319
Fidelity Emerging Markets Equity Central Fund	234,276
Fidelity Energy Central Fund	414,227
Fidelity Financials Central Fund	650,684
Fidelity Floating Rate Central Fund	688,202
Fidelity Health Care Central Fund	305,071
Fidelity High Income Central Fund 1	998,469
Fidelity Industrials Central Fund	469,424
Fidelity Information Technology Central Fund	270,821
Fidelity International Equity Central Fund	2,001,840
Fidelity Materials Central Fund	147,226
Fidelity Tactical Income Central Fund	4,469,071
Fidelity Telecom Services Central Fund	183,616
Fidelity Utilities Central Fund	280,542
Total	$ 12,265,956
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 6,531	$ 14,926,030	$ 5,719,658	$ 9,401,294	1.3%
Fidelity Consumer Discretionary Central Fund	12,388,655	13,356,823	2,159,394	29,102,286	3.2%
Fidelity Consumer Staples Central Fund	12,250,056	13,377,245	3,903,627	25,830,682	2.9%
Fidelity Emerging Markets Debt Central Fund	1,535,265	1,679,208	314,710	3,241,106	2.8%
Fidelity Emerging Markets Equity Central Fund	6,941,612	8,300,703	6,316,306	10,591,183	4.8%
Fidelity Energy Central Fund	13,451,364	14,192,601	4,016,290	27,096,865	3.0%
Fidelity Financials Central Fund	19,467,932	24,055,531	6,697,857	45,117,276	3.2%
Fidelity Floating Rate Central Fund	7,760,657	17,348,704	3,979,154	22,224,028	1.4%
Fidelity Health Care Central Fund	14,958,235	14,922,008	4,532,106	32,605,604	3.1%
Fidelity High Income Central Fund 1	9,380,567	9,038,131	4,285,200	15,434,418	2.9%
Fidelity Industrials Central Fund	12,997,889	13,987,320	4,260,388	27,735,161	3.1%
Fidelity Inflation-Protected Bond Index Central Fund	-	22,728,261	1,538,388	21,688,901	3.3%
Fidelity Information Technology Central Fund	23,705,586	25,071,434	8,115,417	49,740,670	3.0%
Fidelity International Equity Central Fund	40,183,231	38,095,361	17,216,728	67,575,168	5.0%
Fidelity Materials Central Fund	4,622,261	5,119,501	1,494,312	10,329,858	3.3%
Fidelity Tactical Income Central Fund	103,152,770	120,603,181	35,099,086	195,890,957	3.3%
Fidelity Telecom Services Central Fund	3,387,271	3,539,976	1,024,567	7,266,360	2.9%
Fidelity Utilities Central Fund	4,626,235	5,615,521	1,112,084	10,088,516	3.1%
Total	$ 290,816,117	$ 365,957,539	$ 111,785,272	$ 610,960,333
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 352,480,923	$ 352,480,923	$ -	$ -
Fixed-Income Central Funds	258,479,410	258,479,410	-	-
Money Market Central Funds	15,857,106	15,857,106	-	-
U.S. Treasury Obligations	709,881	-	709,881	-
Total Investments in Securities:	$ 627,527,320	$ 626,817,439	$ 709,881	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 15,662	$ 15,662	$ -	$ -
Liabilities
Futures Contracts	$ (190,576)	$ (190,576)	$ -	$ -
Total Derivative Instruments:	$ (174,914)	$ (174,914)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 15,662	$ (190,576)
Total Value of Derivatives	$ 15,662	$ (190,576)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds. Percentages in the below tables are adjusted for the effect of TBA Sale Commitments.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	24.5%
AAA,AA,A	3.6%
BBB	5.2%
BB	1.9%
B	3.5%
CCC,CC,C	0.8%
D	0.0%**
Not Rated	0.4%
Equities*	54.5%
Short-Term Investments and Net Other Assets	5.6%
100.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%
** Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	79.8%
United Kingdom	4.3%
Japan	1.8%
Switzerland	1.3%
France	1.2%
Canada	1.1%
Cayman Islands	1.0%
Others (Individually Less Than 1%)	9.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 60%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $709,853)	$ 709,881
Fidelity Central Funds (cost $571,920,331)	626,817,439
Total Investments (cost $572,630,184)		$ 627,527,320
Receivable for investments sold		265,908
Receivable for fund shares sold		736,986
Distributions receivable from Fidelity Central Funds		2,776
Receivable from investment adviser for expense reductions		1,040
Other receivables		9,349
Total assets		628,543,379

Liabilities
Payable for investments purchased	$ 465,422
Payable for fund shares redeemed	649,066
Accrued management fee	287,842
Distribution and service plan fees payable	22,474
Payable for daily variation margin on futures contracts	66,240
Other affiliated payables	93,918
Other payables and accrued expenses	21,445
Total liabilities		1,606,407

Net Assets		$ 626,936,972
Net Assets consist of:
Paid in capital		$ 569,445,969
Undistributed net investment income		5,557,226
Accumulated undistributed net realized gain (loss) on investments		(2,788,445)
Net unrealized appreciation (depreciation) on investments		54,722,222
Net Assets		$ 626,936,972

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($37,312,023 ÷ 3,670,836 shares)		$ 10.16

Maximum offering price per share (100/94.25 of $10.16)		$ 10.78
Class T: Net Asset Value and redemption price per share ($11,380,232 ÷ 1,124,861 shares)		$ 10.12

Maximum offering price per share (100/96.50 of $10.12)		$ 10.49
Class B: Net Asset Value and offering price per share ($1,744,820 ÷ 172,597 shares)A		$ 10.11

Class C: Net Asset Value and offering price per share ($10,184,661 ÷ 1,012,751 shares)A		$ 10.06

Asset Manager 60%: Net Asset Value, offering price and redemption price per share ($557,350,941 ÷ 54,599,359 shares)		$ 10.21

Institutional Class: Net Asset Value, offering price and redemption price per share ($8,964,295 ÷ 878,322 shares)		$ 10.21

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2012

Investment Income
Dividends		$ 29,212
Interest		259
Income from Fidelity Central Funds		12,265,956
Total income		12,295,427

Expenses
Management fee	$ 2,928,879
Transfer agent fees	747,507
Distribution and service plan fees	241,566
Accounting fees and expenses	250,726
Custodian fees and expenses	885
Independent trustees' compensation	1,766
Registration fees	103,292
Audit	39,618
Legal	1,960
Miscellaneous	3,143
Total expenses before reductions	4,319,342
Expense reductions	(62,584)	4,256,758
Net investment income (loss)		8,038,669
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	223,227
Fidelity Central Funds	(4,161,328)
Futures contracts	888,502
Capital gain distributions from Fidelity Central Funds	11,257
Total net realized gain (loss)		(3,038,342)
Change in net unrealized appreciation (depreciation) on: Investment securities	70,054,616
Futures contracts	328,473
Total change in net unrealized appreciation (depreciation)		70,383,089
Net gain (loss)		67,344,747
Net increase (decrease) in net assets resulting from operations		$ 75,383,416

Statement of Changes in Net Assets

	Year ended September 30, 2012	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,038,669	$ 3,823,193
Net realized gain (loss)	(3,038,342)	2,614,211
Change in net unrealized appreciation (depreciation)	70,383,089	(22,359,795)
Net increase (decrease) in net assets resulting from operations	75,383,416	(15,922,391)
Distributions to shareholders from net investment income	(4,894,293)	(1,801,117)
Distributions to shareholders from net realized gain	(1,030,578)	(4,681,894)
Total distributions	(5,924,871)	(6,483,011)
Share transactions - net increase (decrease)	255,553,879	192,473,577
Total increase (decrease) in net assets	325,012,424	170,068,175

Net Assets
Beginning of period	301,924,548	131,856,373
End of period (including undistributed net investment income of $5,557,226 and undistributed net investment income of $3,353,834, respectively)	$ 626,936,972	$ 301,924,548

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.76	$ 9.19	$ 8.41	$ 7.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.12	.13	.13	.15	.17
Net realized and unrealized gain (loss)	1.38	(.20)	.76	.41	(2.18)
Total from investment operations	1.50	(.07)	.89	.56	(2.01)
Distributions from net investment income	(.08)	(.09)	(.09)	(.10)	(.04)
Distributions from net realized gain	(.02)	(.26)	(.02)	-	-
Total distributions	(.10)	(.36) J	(.11)	(.10)	(.04)
Net asset value, end of period	$ 10.16	$ 8.76	$ 9.19	$ 8.41	$ 7.95
Total Return B,C,D	17.27%	(1.05)%	10.62%	7.48%	(20.16)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.09%	1.12%	1.22%	1.54%	2.18% A
Expenses net of fee waivers, if any	1.09%	1.10%	1.10%	1.10%	1.16% A
Expenses net of all reductions	1.08%	1.09%	1.08%	1.09%	1.16% A
Net investment income (loss)	1.26%	1.39%	1.44%	2.15%	1.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,312	$ 30,707	$ 20,690	$ 6,044	$ 3,135
Portfolio turnover rate G	25%	14%	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.36 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.262 per share.

Financial Highlights - Class T

Years ended September 30,	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.72	$ 9.15	$ 8.38	$ 7.93	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.11	.10	.13	.15
Net realized and unrealized gain (loss)	1.38	(.21)	.76	.42	(2.19)
Total from investment operations	1.48	(.10)	.86	.55	(2.04)
Distributions from net investment income	(.06)	(.07)	(.07)	(.10)	(.03)
Distributions from net realized gain	(.02)	(.26)	(.02)	-	-
Total distributions	(.08)	(.33)	(.09)	(.10)	(.03)
Net asset value, end of period	$ 10.12	$ 8.72	$ 9.15	$ 8.38	$ 7.93
Total Return B,C,D	17.12%	(1.34)%	10.32%	7.24%	(20.42)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.34%	1.37%	1.45%	1.77%	2.34% A
Expenses net of fee waivers, if any	1.34%	1.35%	1.35%	1.35%	1.42% A
Expenses net of all reductions	1.33%	1.34%	1.33%	1.34%	1.42% A
Net investment income (loss)	1.01%	1.14%	1.19%	1.90%	1.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,380	$ 8,045	$ 6,035	$ 3,537	$ 1,228
Portfolio turnover rate G	25%	14%	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.69	$ 9.12	$ 8.37	$ 7.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.06	.06	.10	.11
Net realized and unrealized gain (loss)	1.39	(.21)	.75	.42	(2.19)
Total from investment operations	1.44	(.15)	.81	.52	(2.08)
Distributions from net investment income	-	(.02)	(.04)	(.05)	(.02)
Distributions from net realized gain	(.02)	(.26)	(.02)	-	-
Total distributions	(.02)	(.28)	(.06)	(.05)	(.02)
Net asset value, end of period	$ 10.11	$ 8.69	$ 9.12	$ 8.37	$ 7.90
Total Return B,C,D	16.53%	(1.82)%	9.68%	6.78%	(20.81)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.92%	1.95%	2.05%	2.31%	2.85% A
Expenses net of fee waivers, if any	1.85%	1.85%	1.85%	1.85%	1.92% A
Expenses net of all reductions	1.84%	1.84%	1.83%	1.84%	1.92% A
Net investment income (loss)	.50%	.64%	.69%	1.40%	1.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,745	$ 1,833	$ 1,987	$ 1,529	$ 1,074
Portfolio turnover rate G	25%	14%	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class C

Years ended September 30,	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.67	$ 9.10	$ 8.37	$ 7.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.06	.06	.10	.11
Net realized and unrealized gain (loss)	1.38	(.20)	.74	.42	(2.19)
Total from investment operations	1.43	(.14)	.80	.52	(2.08)
Distributions from net investment income	(.02)	(.03)	(.05)	(.05)	(.02)
Distributions from net realized gain	(.02)	(.26)	(.02)	-	-
Total distributions	(.04)	(.29)	(.07)	(.05)	(.02)
Net asset value, end of period	$ 10.06	$ 8.67	$ 9.10	$ 8.37	$ 7.90
Total Return B,C,D	16.55%	(1.79)%	9.62%	6.83%	(20.81)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.88%	1.90%	1.97%	2.29%	2.80% A
Expenses net of fee waivers, if any	1.85%	1.85%	1.85%	1.85%	1.91% A
Expenses net of all reductions	1.84%	1.83%	1.83%	1.84%	1.91% A
Net investment income (loss)	.50%	.64%	.69%	1.40%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,185	$ 6,928	$ 4,256	$ 2,057	$ 1,643
Portfolio turnover rate G	25%	14%	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 60%

Years ended September 30,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.80	$ 9.22	$ 8.43	$ 7.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.16	.15	.17	.19
Net realized and unrealized gain (loss)	1.39	(.21)	.76	.42	(2.18)
Total from investment operations	1.54	(.05)	.91	.59	(1.99)
Distributions from net investment income	(.11)	(.11)	(.10)	(.12)	(.05)
Distributions from net realized gain	(.02)	(.26)	(.02)	-	-
Total distributions	(.13)	(.37)	(.12)	(.12)	(.05)
Net asset value, end of period	$ 10.21	$ 8.80	$ 9.22	$ 8.43	$ 7.96
Total Return B,C	17.73%	(.79)%	10.88%	7.81%	(20.03)%
Ratios to Average Net Assets E,H
Expenses before reductions	.77%	.82%	.92%	1.22%	1.87% A
Expenses net of fee waivers, if any	.77%	.82%	.85%	.85%	.89% A
Expenses net of all reductions	.76%	.80%	.83%	.84%	.89% A
Net investment income (loss)	1.59%	1.67%	1.69%	2.40%	2.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 557,351	$ 246,943	$ 95,660	$ 51,464	$ 22,212
Portfolio turnover rate F	25%	14%	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

Years ended September 30,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.79	$ 9.22	$ 8.43	$ 7.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.16	.15	.17	.20
Net realized and unrealized gain (loss)	1.39	(.22)	.76	.42	(2.19)
Total from investment operations	1.54	(.06)	.91	.59	(1.99)
Distributions from net investment income	(.10)	(.11)	(.10)	(.12)	(.05)
Distributions from net realized gain	(.02)	(.26)	(.02)	-	-
Total distributions	(.12)	(.37)	(.12)	(.12)	(.05)
Net asset value, end of period	$ 10.21	$ 8.79	$ 9.22	$ 8.43	$ 7.96
Total Return B,C	17.73%	(.87)%	10.88%	7.81%	(20.03)%
Ratios to Average Net Assets E,H
Expenses before reductions	.84%	.85%	.95%	1.21%	1.86% A
Expenses net of fee waivers, if any	.84%	.85%	.85%	.85%	.94% A
Expenses net of all reductions	.83%	.84%	.83%	.84%	.93% A
Net investment income (loss)	1.51%	1.64%	1.69%	2.40%	2.22% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,964	$ 7,470	$ 3,228	$ 844	$ 792
Portfolio turnover rate F	25%	14%	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 70%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.1	1.8
General Electric Co.	0.9	0.6
Procter & Gamble Co.	0.8	0.8
Google, Inc. Class A	0.8	0.1
British American Tobacco PLC sponsored ADR	0.6	0.6
Chevron Corp.	0.6	0.8
The Coca-Cola Co.	0.6	0.6
Exxon Mobil Corp.	0.5	0.4
Amgen, Inc.	0.5	0.4
Merck & Co., Inc.	0.5	0.2
	7.9
Asset Allocation (% of fund's net assets)
As of September 30, 2012	As of March 31, 2012
Stock Class and Equity Futures* 66.1%	Stock Class and Equity Futures** 67.2%
Bond Class 30.0%	Bond Class 27.0%
Short-Term Class 3.9%	Short-Term Class 5.8%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%	** Includes investment in Fidelity Commodity Strategy Central Fund of 1.0%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Fidelity Asset Manager 70%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2012
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	12.2
Fidelity Information Technology Central Fund	9.5
Fidelity Financials Central Fund	8.3
Fidelity Health Care Central Fund	6.2
Fidelity Consumer Discretionary Central Fund	5.4
Fidelity Industrials Central Fund	5.4
Fidelity Energy Central Fund	5.1
Fidelity Consumer Staples Central Fund	5.0
Fidelity Emerging Markets Equity Central Fund	2.2
Fidelity Materials Central Fund	2.0
Fidelity Utilities Central Fund	1.9
Fidelity Commodity Strategy Central Fund	1.5
Fidelity Telecom Services Central Fund	1.4
Total Equity Central Funds	66.1
Fixed-Income Central Funds
High Yield Fixed-Income Funds	6.5
Investment Grade Fixed-Income Funds	24.7
Total Fixed-Income Central Funds	31.2
Common Stocks	0.0*
Money Market Central Funds	2.6
U.S. Treasury Obligations	0.1
Net Other Assets (Liabilities)	0.0*
Total	100.0
* Amount represents less than 0.1%
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 22.6% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 70%

Investments September 30, 2012

Showing Percentage of Net Assets

Equity Central Funds - 66.1%
	Shares	Value
Fidelity Commodity Strategy Central Fund (d)	3,987,895	$ 44,823,940
Fidelity Consumer Discretionary Central Fund (d)	1,085,128	163,745,803
Fidelity Consumer Staples Central Fund (d)	924,163	148,836,500
Fidelity Emerging Markets Equity Central Fund (d)	331,873	64,901,046
Fidelity Energy Central Fund (d)	1,242,373	153,830,577
Fidelity Financials Central Fund (d)	4,247,761	247,899,320
Fidelity Health Care Central Fund (d)	1,137,603	186,145,992
Fidelity Industrials Central Fund (d)	1,059,378	161,512,794
Fidelity Information Technology Central Fund (d)	1,488,660	284,378,680
Fidelity International Equity Central Fund (d)	5,576,820	365,839,378
Fidelity Materials Central Fund (d)	329,675	59,437,024
Fidelity Telecom Services Central Fund (d)	301,142	42,132,776
Fidelity Utilities Central Fund (d)	491,346	57,428,489
TOTAL EQUITY CENTRAL FUNDS (Cost $1,806,156,540)		1,980,912,319
Fixed-Income Central Funds - 31.2%

High Yield Fixed-Income Funds - 6.5%
Fidelity Emerging Markets Debt Central Fund (d)	1,432,208	15,797,256
Fidelity Floating Rate Central Fund (d)	1,019,468	106,544,626
Fidelity High Income Central Fund 1 (d)	720,906	73,128,662
TOTAL HIGH YIELD FIXED-INCOME FUNDS		195,470,544
Investment Grade Fixed-Income Funds - 24.7%
Fidelity Inflation-Protected Bond Index Central Fund (d)	1,009,207	103,473,982
Fidelity Tactical Income Central Fund (d)	5,843,780	637,790,096
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		741,264,078
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $878,651,703)		936,734,622
Common Stocks - 0.0%

United States of America - 0.0%
Comverse Technology, Inc. (a) (Cost $4,583)	705	4,336
Money Market Central Funds - 2.6%

Fidelity Cash Central Fund, 0.17% (b)	78,362,958	78,362,958
Fidelity Money Market Central Fund, 0.36% (b)	4	4
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $78,362,962)		78,362,962
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.1% 11/23/12 to 12/20/12 (c) (Cost $3,429,313)	$ 3,430,000	$ 3,429,455
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,766,605,101)	2,999,443,694
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,158,737)
NET ASSETS - 100%	$ 2,998,284,957
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
830 CME E-mini S&P 500 Index Contracts	Dec. 2012	$ 59,519,300	$ (919,641)
117 NYSE E-mini MSCI Emerging Markets Index Contracts	Dec. 2012	5,814,900	91,624
TOTAL EQUITY INDEX CONTRACTS		$ 65,334,200	$ (828,017)
The face value of futures purchased as a percentage of net assets is 2.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,429,455.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 148,831
Fidelity Commodity Strategy Central Fund	40,702
Fidelity Consumer Discretionary Central Fund	1,921,379
Fidelity Consumer Staples Central Fund	3,965,681
Fidelity Emerging Markets Debt Central Fund	1,014,506
Fidelity Emerging Markets Equity Central Fund	1,480,158
Fidelity Energy Central Fund	2,553,336
Fidelity Financials Central Fund	3,791,737
Fidelity Floating Rate Central Fund	3,628,335
Fidelity Health Care Central Fund	1,861,033
Fidelity High Income Central Fund 1	5,373,555
Fidelity Industrials Central Fund	2,897,117
Fidelity Information Technology Central Fund	1,638,968
Fidelity International Equity Central Fund	11,994,431
Fidelity Materials Central Fund	933,685
Fidelity Tactical Income Central Fund	16,317,278
Fidelity Telecom Services Central Fund	1,202,023
Fidelity Utilities Central Fund	1,746,104
Total	$ 62,508,859
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 61,425	$ 71,950,596	$ 27,760,118	$ 44,823,940	6.0%
Fidelity Consumer Discretionary Central Fund	117,902,173	22,093,004	15,185,325	163,745,803	17.9%
Fidelity Consumer Staples Central Fund	115,794,020	21,181,096	15,366,861	148,836,500	16.9%
Fidelity Emerging Markets Debt Central Fund	13,469,679	2,900,352	2,608,027	15,797,256	13.8%
Fidelity Emerging Markets Equity Central Fund	58,414,160	21,788,938	26,911,949	64,901,046	29.3%
Fidelity Energy Central Fund	119,247,745	22,987,953	15,977,604	153,830,577	17.0%
Fidelity Financials Central Fund	175,751,943	38,789,517	22,888,392	247,899,320	17.7%
Fidelity Floating Rate Central Fund	58,022,827	61,005,391	18,522,029	106,544,626	6.7%
Fidelity Health Care Central Fund	132,805,973	25,738,467	18,735,276	186,145,992	17.8%
Fidelity High Income Central Fund 1	72,185,740	15,206,314	21,855,939	73,128,662	13.6%
Fidelity Industrials Central Fund	118,426,577	21,505,958	14,741,244	161,512,794	18.3%
Fidelity Inflation-Protected Bond Index Central Fund	-	104,179,718	3,185,873	103,473,982	15.9%
Fidelity Information Technology Central Fund	193,616,497	60,370,274	31,559,955	284,378,680	17.4%
Fidelity International Equity Central Fund	357,200,552	63,254,764	101,909,170	365,839,378	27.1%
Fidelity Materials Central Fund	41,111,134	9,253,709	5,630,656	59,437,024	18.9%
Fidelity Tactical Income Central Fund	559,827,477	177,930,797	124,060,496	637,790,096	10.7%
Fidelity Telecom Services Central Fund	33,734,709	5,739,226	6,225,898	42,132,776	16.6%
Fidelity Utilities Central Fund	47,102,493	8,360,478	4,287,145	57,428,489	17.9%
Total	$ 2,214,675,124	$ 754,236,552	$ 477,411,957	$ 2,917,646,941
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Information Technology	$ 4,336	$ 4,336	$ -	$ -
Equity Central Funds	1,980,912,319	1,980,912,319	-	-
Fixed-Income Central Funds	936,734,622	936,734,622	-	-
Money Market Central Funds	78,362,962	78,362,962	-	-
U.S. Treasury Obligations	3,429,455	-	3,429,455	-
Total Investments in Securities:	$ 2,999,443,694	$ 2,996,014,239	$ 3,429,455	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 91,624	$ 91,624	$ -	$ -
Liabilities
Futures Contracts	$ (919,641)	$ (919,641)	$ -	$ -
Total Derivative Instruments:	$ (828,017)	$ (828,017)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 91,624	$ (919,641)
Total Value of Derivatives	$ 91,624	$ (919,641)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds. Percentages in the below tables are adjusted for the effect of TBA Sale Commitments.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	17.7%
AAA,AA,A	2.5%
BBB	3.6%
BB	1.7%
B	3.5%
CCC,CC,C	0.8%
D	0.0%**
Not Rated	0.4%
Equities*	63.9%
Short-Term Investments and Net Other Assets	5.9%
100.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%
** Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	77.4%
United Kingdom	4.7%
Japan	2.0%
Switzerland	1.5%
France	1.3%
Canada	1.2%
Germany	1.0%
Others (Individually Less Than 1%)	10.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 70%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,433,896)	$ 3,433,791
Fidelity Central Funds (cost $2,763,171,205)	2,996,009,903
Total Investments (cost $2,766,605,101)		$ 2,999,443,694
Cash		25
Receivable for investments sold		1,756,544
Receivable for fund shares sold		1,571,238
Distributions receivable from Fidelity Central Funds		13,842
Other receivables		118,578
Total assets		3,002,903,921

Liabilities
Payable for fund shares redeemed	2,238,319
Accrued management fee	1,393,327
Transfer agent fee payable	394,393
Distribution and service plan fees payable	82,085
Payable for daily variation margin on futures contracts	326,715
Other affiliated payables	95,584
Other payables and accrued expenses	88,541
Total liabilities		4,618,964

Net Assets		$ 2,998,284,957
Net Assets consist of:
Paid in capital		$ 2,929,125,856
Undistributed net investment income		31,703,525
Accumulated undistributed net realized gain (loss) on investments		(194,555,000)
Net unrealized appreciation (depreciation) on investments		232,010,576
Net Assets		$ 2,998,284,957

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($120,425,036 ÷ 6,950,538 shares)		$ 17.33

Maximum offering price per share (100/94.25 of $17.33)		$ 18.39
Class T: Net Asset Value and redemption price per share ($43,064,439 ÷ 2,488,878 shares)		$ 17.30

Maximum offering price per share (100/96.50 of $17.30)		$ 17.93
Class B: Net Asset Value and offering price per share ($8,013,729 ÷ 463,193 shares)A		$ 17.30

Class C: Net Asset Value and offering price per share ($38,244,972 ÷ 2,220,175 shares)A		$ 17.23

Asset Manager 70%: Net Asset Value, offering price and redemption price per share ($2,758,118,835 ÷ 158,726,961 shares)		$ 17.38

Institutional Class: Net Asset Value, offering price and redemption price per share ($30,417,946 ÷ 1,749,905 shares)		$ 17.38

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2012

Investment Income
Dividends		$ 210,031
Interest		1,677
Income from Fidelity Central Funds		62,508,859
Total income		62,720,567

Expenses
Management fee	$ 15,610,838
Transfer agent fees	4,659,537
Distribution and service plan fees	955,840
Accounting fees and expenses	1,057,046
Custodian fees and expenses	1,309
Independent trustees' compensation	10,126
Appreciation in deferred trustee compensation account	106
Registration fees	107,991
Audit	35,882
Legal	21,617
Miscellaneous	25,915
Total expenses before reductions	22,486,207
Expense reductions	(370,348)	22,115,859
Net investment income (loss)		40,604,708
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,871,472
Fidelity Central Funds	(26,400,469)
Futures contracts	6,866,852
Capital gain distributions from Fidelity Central Funds	71,909
Total net realized gain (loss)		(15,590,236)
Change in net unrealized appreciation (depreciation) on: Investment securities	451,890,815
Futures contracts	4,369,286
Total change in net unrealized appreciation (depreciation)		456,260,101
Net gain (loss)		440,669,865
Net increase (decrease) in net assets resulting from operations		$ 481,274,573

Statement of Changes in Net Assets

	Year ended September 30, 2012	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 40,604,708	$ 38,326,989
Net realized gain (loss)	(15,590,236)	99,613,111
Change in net unrealized appreciation (depreciation)	456,260,101	(166,113,233)
Net increase (decrease) in net assets resulting from operations	481,274,573	(28,173,133)
Distributions to shareholders from net investment income	(38,394,729)	(36,469,147)
Distributions to shareholders from net realized gain	(4,004,992)	(4,972,014)
Total distributions	(42,399,721)	(41,441,161)
Share transactions - net increase (decrease)	239,918,849	(200,697,883)
Total increase (decrease) in net assets	678,793,701	(270,312,177)

Net Assets
Beginning of period	2,319,491,256	2,589,803,433
End of period (including undistributed net investment income of $31,703,525 and undistributed net investment income of $29,546,463, respectively)	$ 2,998,284,957	$ 2,319,491,256

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.72	$ 15.24	$ 13.94	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.19	.19	.17	.22	- K
Net realized and unrealized gain (loss)	2.64	(.50)	1.33	.40	(.52)
Total from investment operations	2.83	(.31)	1.50	.62	(.52)
Distributions from net investment income	(.19)	(.18)	(.19)	(.30)	-
Distributions from net realized gain	(.03)	(.03)	(.01)	-	-
Total distributions	(.22)	(.21)	(.20)	(.30)	-
Net asset value, end of period	$ 17.33	$ 14.72	$ 15.24	$ 13.94	$ 13.62
Total Return B,C,D	19.44%	(2.14)%	10.87%	5.28%	(3.68)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.08%	1.09%	1.12%	1.19%	1.31% A
Expenses net of fee waivers, if any	1.08%	1.09%	1.12%	1.19%	1.25% A
Expenses net of all reductions	1.07%	1.07%	1.10%	1.18%	1.24% A
Net investment income (loss)	1.17%	1.17%	1.15%	1.88%	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 120,425	$ 107,670	$ 111,293	$ 88,969	$ 89,034
Portfolio turnover rate G	20%	16%	21%	13%	14% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Amount represents less than $.01 per share.

Financial Highlights - Class T

Years ended September 30,	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.70	$ 15.21	$ 13.91	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.15	.15	.13	.19	- K
Net realized and unrealized gain (loss)	2.62	(.49)	1.33	.39	(.52)
Total from investment operations	2.77	(.34)	1.46	.58	(.52)
Distributions from net investment income	(.15)	(.14)	(.16)	(.29)	-
Distributions from net realized gain	(.03)	(.03)	(.01)	-	-
Total distributions	(.17) M	(.17)	(.16) L	(.29)	-
Net asset value, end of period	$ 17.30	$ 14.70	$ 15.21	$ 13.91	$ 13.62
Total Return B,C,D	19.03%	(2.36)%	10.61%	4.98%	(3.68)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.35%	1.35%	1.38%	1.44%	1.56% A
Expenses net of fee waivers, if any	1.35%	1.35%	1.38%	1.44%	1.50% A
Expenses net of all reductions	1.33%	1.34%	1.36%	1.43%	1.49% A
Net investment income (loss)	.91%	.91%	.89%	1.63%	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,064	$ 40,033	$ 45,394	$ 46,624	$ 52,478
Portfolio turnover rate G	20%	16%	21%	13%	14% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Amount represents less than $.01 per share.

L Total distributions of $.16 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.009 per share.

M Total distributions of $.17 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.66	$ 15.15	$ 13.86	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.06	.06	.05	.13	- K
Net realized and unrealized gain (loss)	2.63	(.50)	1.33	.39	(.52)
Total from investment operations	2.69	(.44)	1.38	.52	(.52)
Distributions from net investment income	(.03)	(.02)	(.08)	(.28)	-
Distributions from net realized gain	(.03)	(.03)	(.01)	-	-
Total distributions	(.05) L	(.05)	(.09)	(.28)	-
Net asset value, end of period	$ 17.30	$ 14.66	$ 15.15	$ 13.86	$ 13.62
Total Return B,C,D	18.42%	(2.92)%	10.00%	4.45%	(3.68)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.90%	1.90%	1.92%	1.95%	2.06% A
Expenses net of fee waivers, if any	1.90%	1.90%	1.92%	1.95%	2.00% A
Expenses net of all reductions	1.89%	1.89%	1.90%	1.94%	1.99% A
Net investment income (loss)	.35%	.36%	.35%	1.13%	.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,014	$ 9,605	$ 14,696	$ 18,407	$ 23,526
Portfolio turnover rate G	20%	16%	21%	13%	14% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Amount represents less than $.01 per share.

L Total distributions of $.05 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.025 per share.

Financial Highlights - Class C

Years ended September 30,	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.63	$ 15.13	$ 13.86	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.07	.07	.06	.13	- K
Net realized and unrealized gain (loss)	2.62	(.49)	1.33	.39	(.52)
Total from investment operations	2.69	(.42)	1.39	.52	(.52)
Distributions from net investment income	(.07)	(.05)	(.11)	(.28)	-
Distributions from net realized gain	(.03)	(.03)	(.01)	-	-
Total distributions	(.09) L	(.08)	(.12)	(.28)	-
Net asset value, end of period	$ 17.23	$ 14.63	$ 15.13	$ 13.86	$ 13.62
Total Return B,C,D	18.49%	(2.81)%	10.09%	4.46%	(3.68)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.83%	1.83%	1.84%	1.92%	2.07% A
Expenses net of fee waivers, if any	1.83%	1.83%	1.84%	1.92%	2.00% A
Expenses net of all reductions	1.81%	1.81%	1.82%	1.91%	1.99% A
Net investment income (loss)	.43%	.43%	.43%	1.15%	.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,245	$ 32,160	$ 34,847	$ 34,633	$ 37,762
Portfolio turnover rate G	20%	16%	21%	13%	14% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Amount represents less than $.01 per share.

L Total distributions of $.09 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 70%

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.77	$ 15.28	$ 13.97	$ 13.62	$ 17.78
Income from Investment Operations
Net investment income (loss) B	.24	.24	.21	.25	.33
Net realized and unrealized gain (loss)	2.64	(.49)	1.34	.41	(4.06)
Total from investment operations	2.88	(.25)	1.55	.66	(3.73)
Distributions from net investment income	(.25)	(.23)	(.23)	(.31)	(.41)
Distributions from net realized gain	(.03)	(.03)	(.01)	-	(.02)
Total distributions	(.27) G	(.26)	(.24)	(.31)	(.43)
Net asset value, end of period	$ 17.38	$ 14.77	$ 15.28	$ 13.97	$ 13.62
Total Return A	19.79%	(1.79)%	11.21%	5.59%	(21.46)%
Ratios to Average Net Assets C,E
Expenses before reductions	.76%	.78%	.80%	.88%	.79%
Expenses net of fee waivers, if any	.76%	.78%	.80%	.88%	.79%
Expenses net of all reductions	.75%	.76%	.78%	.86%	.78%
Net investment income (loss)	1.49%	1.48%	1.47%	2.20%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,758,119	$ 2,103,346	$ 2,357,618	$ 2,214,929	$ 2,269,425
Portfolio turnover rate D	20%	16%	21%	13%	14% F

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate does not include the assets acquired in the merger.

G Total distributions of $.27 per share is comprised of distributions from net investment income of $.247 and distributions from net realized gain of $.025 per share.

Financial Highlights - Institutional Class

Years ended September 30,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.78	$ 15.29	$ 13.97	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) D	.24	.24	.21	.25	- J
Net realized and unrealized gain (loss)	2.63	(.50)	1.33	.41	(.52)
Total from investment operations	2.87	(.26)	1.54	.66	(.52)
Distributions from net investment income	(.24)	(.22)	(.21)	(.31)	-
Distributions from net realized gain	(.03)	(.03)	(.01)	-	-
Total distributions	(.27)	(.25)	(.22)	(.31)	-
Net asset value, end of period	$ 17.38	$ 14.78	$ 15.29	$ 13.97	$ 13.62
Total Return B,C	19.68%	(1.82)%	11.17%	5.58%	(3.68)%
Ratios to Average Net Assets E,H
Expenses before reductions	.80%	.81%	.84%	.90%	1.06% A
Expenses net of fee waivers, if any	.80%	.81%	.84%	.90%	1.00% A
Expenses net of all reductions	.79%	.80%	.82%	.89%	.99% A
Net investment income (loss)	1.45%	1.45%	1.43%	2.17%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,418	$ 26,678	$ 25,956	$ 30,076	$ 25,717
Portfolio turnover rate F	20%	16%	21%	13%	14% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 85%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.4	2.1
General Electric Co.	1.1	0.7
Procter & Gamble Co.	1.0	1.0
Google, Inc. Class A	0.9	0.2
British American Tobacco PLC sponsored ADR	0.7	0.7
Chevron Corp.	0.7	1.0
The Coca-Cola Co.	0.7	0.7
Exxon Mobil Corp.	0.7	0.5
Amgen, Inc.	0.6	0.5
Merck & Co., Inc.	0.6	0.3
	9.4
Asset Allocation (% of fund's net assets)
As of September 30, 2012	As of March 31, 2012
Stock Class and Equity Futures* 80.1%	Stock Class and Equity Futures** 81.6%
Bond Class 16.6%	Bond Class 14.2%
Short-Term Class 3.3%	Short-Term Class 4.2%
* Includes investment in Fidelity Commodity Strategy Central Fund of 2.0%	**Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Fidelity Asset Manager 85%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2012
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	15.9
Fidelity Information Technology Central Fund	11.2
Fidelity Financials Central Fund	9.9
Fidelity Health Care Central Fund	7.2
Fidelity Consumer Discretionary Central Fund	6.6
Fidelity Industrials Central Fund	6.5
Fidelity Energy Central Fund	6.4
Fidelity Consumer Staples Central Fund	6.2
Fidelity Emerging Markets Equity Central Fund	2.6
Fidelity Materials Central Fund	2.4
Fidelity Utilities Central Fund	2.3
Fidelity Commodity Strategy Central Fund	2.0
Fidelity Telecom Services Central Fund	1.8
Total Equity Central Funds	81.0
Fixed-Income Central Funds
High Yield Fixed-Income Funds	3.9
Investment Grade Fixed-Income Funds	13.3
Total Fixed-Income Central Funds	17.2
Money Market Central Funds	1.7
U.S. Treasury Obligations	0.1
Net Other Assets (Liabilities)	0.0*
Total	100.0
* Amount represents less than 0.1%
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 27.4% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 85%

Investments September 30, 2012

Showing Percentage of Net Assets

Equity Central Funds - 81.0%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	1,438,179	$ 16,165,131
Fidelity Consumer Discretionary Central Fund (c)	357,780	53,988,981
Fidelity Consumer Staples Central Fund (c)	311,801	50,215,622
Fidelity Emerging Markets Equity Central Fund (c)	106,685	20,863,310
Fidelity Energy Central Fund (c)	419,678	51,964,564
Fidelity Financials Central Fund (c)	1,374,710	80,228,075
Fidelity Health Care Central Fund (c)	360,359	58,965,470
Fidelity Industrials Central Fund (c)	348,006	53,056,934
Fidelity Information Technology Central Fund (c)	478,515	91,410,771
Fidelity International Equity Central Fund (c)	1,968,059	129,104,649
Fidelity Materials Central Fund (c)	110,278	19,882,058
Fidelity Telecom Services Central Fund (c)	105,916	14,818,664
Fidelity Utilities Central Fund (c)	161,208	18,841,950
TOTAL EQUITY CENTRAL FUNDS (Cost $595,584,083)		659,506,179
Fixed-Income Central Funds - 17.2%

High Yield Fixed-Income Funds - 3.9%
Fidelity Emerging Markets Debt Central Fund (c)	378,280	4,172,428
Fidelity Floating Rate Central Fund (c)	79,538	8,312,541
Fidelity High Income Central Fund 1 (c)	193,301	19,608,493
TOTAL HIGH YIELD FIXED-INCOME FUNDS		32,093,462
Investment Grade Fixed-Income Funds - 13.3%
Fidelity Inflation-Protected Bond Index Central Fund (c)	161,597	16,568,573
Fidelity Tactical Income Central Fund (c)	838,498	91,513,713
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		108,082,286
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $134,277,294)		140,175,748
Money Market Central Funds - 1.7%

Fidelity Cash Central Fund, 0.17% (a) (Cost $14,086,171)	14,086,171	14,086,171
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.1% 11/23/12 to 12/20/12 (b) (Cost $799,836)	$ 800,000	$ 799,868
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $744,747,384)	814,567,966
NET OTHER ASSETS (LIABILITIES) - 0.0%	(245,782)
NET ASSETS - 100%	$ 814,322,184
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
169 CME E-mini S&P 500 Index Contracts	Dec. 2012	$ 12,118,990	$ (187,252)
31 NYSE E-mini MSCI Emerging Markets Index Contracts	Dec. 2012	1,540,700	24,276
TOTAL EQUITY INDEX CONTRACTS		$ 13,659,690	$ (162,976)

The face value of futures purchased as a percentage of net assets is 1.7%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $799,868.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,860
Fidelity Commodity Strategy Central Fund	14,609
Fidelity Consumer Discretionary Central Fund	629,361
Fidelity Consumer Staples Central Fund	1,339,496
Fidelity Emerging Markets Debt Central Fund	265,848
Fidelity Emerging Markets Equity Central Fund	481,133
Fidelity Energy Central Fund	872,934
Fidelity Financials Central Fund	1,242,042
Fidelity Floating Rate Central Fund	169,769
Fidelity Health Care Central Fund	611,001
Fidelity High Income Central Fund 1	1,551,757
Fidelity Industrials Central Fund	962,499
Fidelity Information Technology Central Fund	534,673
Fidelity International Equity Central Fund	4,009,427
Fidelity Materials Central Fund	317,799
Fidelity Tactical Income Central Fund	2,237,612
Fidelity Telecom Services Central Fund	412,926
Fidelity Utilities Central Fund	583,814
Total	$ 16,256,560
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 16,227	$ 27,266,654	$ 11,311,504	$ 16,165,131	2.2%
Fidelity Consumer Discretionary Central Fund	40,100,328	6,904,475	5,855,206	53,988,981	5.9%
Fidelity Consumer Staples Central Fund	40,227,870	5,080,224	4,323,454	50,215,622	5.7%
Fidelity Emerging Markets Debt Central Fund	3,867,650	644,388	887,528	4,172,428	3.7%
Fidelity Emerging Markets Equity Central Fund	20,477,562	6,192,478	9,768,399	20,863,310	9.4%
Fidelity Energy Central Fund	41,757,839	5,200,825	4,629,484	51,964,564	5.7%
Fidelity Financials Central Fund	58,864,000	11,968,806	8,775,373	80,228,075	5.7%
Fidelity Floating Rate Central Fund	-	8,807,593	667,121	8,312,541	0.5%
Fidelity Health Care Central Fund	46,341,357	5,288,987	7,963,421	58,965,470	5.6%
Fidelity High Income Central Fund 1	26,259,753	7,969,683	16,946,548	19,608,493	3.6%
Fidelity Industrials Central Fund	41,243,117	6,342,659	6,743,614	53,056,934	6.0%
Fidelity Inflation-Protected Bond Index Central Fund	-	21,117,758	4,992,581	16,568,573	2.5%
Fidelity Information Technology Central Fund	65,291,631	18,354,419	11,978,894	91,410,771	5.6%
Fidelity International Equity Central Fund	118,826,709	16,423,685	21,744,711	129,104,649	9.6%
Fidelity Materials Central Fund	14,361,060	2,126,839	1,639,486	19,882,058	6.3%
Fidelity Tactical Income Central Fund	70,318,328	38,026,997	20,260,650	91,513,713	1.5%
Fidelity Telecom Services Central Fund	11,493,794	1,435,103	1,163,449	14,818,664	5.8%
Fidelity Utilities Central Fund	16,260,461	2,129,934	1,649,280	18,841,950	5.9%
Total	$ 615,707,686	$ 191,281,507	$ 141,300,703	$ 799,681,927
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 659,506,179	$ 659,506,179	$ -	$ -
Fixed-Income Central Funds	140,175,748	140,175,748	-	-
Money Market Central Funds	14,086,171	14,086,171	-	-
U.S. Treasury Obligations	799,868	-	799,868	-
Total Investments in Securities:	$ 814,567,966	$ 813,768,098	$ 799,868	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 24,276	$ 24,276	$ -	$ -
Liabilities
Futures Contracts	$ (187,252)	$ (187,252)	$ -	$ -
Total Derivative Instruments:	$ (162,976)	$ (162,976)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 24,276	$ (187,252)
Total Value of Derivatives	$ 24,276	$ (187,252)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds. Percentages in the below tables are adjusted for the effect of TBA Sale Commitments.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	9.5%
AAA,AA,A	1.3%
BBB	2.1%
BB	1.1%
B	2.0%
CCC,CC,C	0.4%
D	0.0%**
Not Rated	0.2%
Equities*	78.4%
Short-Term Investments and Net Other Assets	5.0%
100.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of 2.0%
** Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	72.6%
United Kingdom	5.9%
Japan	2.6%
Switzerland	1.9%
France	1.7%
Canada	1.5%
Germany	1.2%
Australia	1.1%
Netherlands	1.0%
Others (Individually Less Than 1%)	10.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 85%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $799,836)	$ 799,868
Fidelity Central Funds (cost $743,947,548)	813,768,098
Total Investments (cost $744,747,384)		$ 814,567,966
Receivable for investments sold		350,908
Receivable for fund shares sold		559,897
Distributions receivable from Fidelity Central Funds		841
Other receivables		17,837
Total assets		815,497,449

Liabilities
Payable for investments purchased	$ 35,618
Payable for fund shares redeemed	484,016
Accrued management fee	377,528
Transfer agent fee payable	128,682
Distribution and service plan fees payable	34,979
Payable for daily variation margin on futures contracts	69,000
Other affiliated payables	23,422
Other payables and accrued expenses	22,020
Total liabilities		1,175,265

Net Assets		$ 814,322,184
Net Assets consist of:
Paid in capital		$ 777,537,415
Undistributed net investment income		7,836,025
Accumulated undistributed net realized gain (loss) on investments		(40,708,862)
Net unrealized appreciation (depreciation) on investments		69,657,606
Net Assets		$ 814,322,184

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($66,048,252 ÷ 4,707,530 shares)		$ 14.03

Maximum offering price per share (100/94.25 of $14.03)		$ 14.89
Class T: Net Asset Value and redemption price per share ($10,604,035 ÷ 758,810 shares)		$ 13.97

Maximum offering price per share (100/96.50 of $13.97)		$ 14.48
Class B: Net Asset Value and offering price per share ($2,995,770 ÷ 214,890 shares)A		$ 13.94

Class C: Net Asset Value and offering price per share ($17,242,675 ÷ 1,245,305 shares)A		$ 13.85

Asset Manager 85%: Net Asset Value, offering price and redemption price per share ($706,721,896 ÷ 49,965,278 shares)		$ 14.14

Institutional Class: Net Asset Value, offering price and redemption price per share ($10,709,556 ÷ 759,087 shares)		$ 14.11

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2012

Investment Income
Dividends		$ 35,696
Interest		589
Income from Fidelity Central Funds		16,256,560
Total income		16,292,845

Expenses
Management fee	$ 4,242,548
Transfer agent fees	1,528,410
Distribution and service plan fees	390,113
Accounting fees and expenses	266,076
Custodian fees and expenses	1,012
Independent trustees' compensation	2,668
Registration fees	105,281
Audit	37,483
Legal	4,072
Miscellaneous	7,246
Total expenses before reductions	6,584,909
Expense reductions	(120,406)	6,464,503
Net investment income (loss)		9,828,342
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	523,485
Fidelity Central Funds	(3,109,435)
Futures contracts	2,181,268
Capital gain distributions from Fidelity Central Funds	21,591
Total net realized gain (loss)		(383,091)
Change in net unrealized appreciation (depreciation) on: Investment securities	136,966,870
Futures contracts	1,511,982
Total change in net unrealized appreciation (depreciation)		138,478,852
Net gain (loss)		138,095,761
Net increase (decrease) in net assets resulting from operations		$ 147,924,103

Statement of Changes in Net Assets

	Year ended September 30, 2012	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,828,342	$ 8,999,706
Net realized gain (loss)	(383,091)	25,490,623
Change in net unrealized appreciation (depreciation)	138,478,852	(58,900,989)
Net increase (decrease) in net assets resulting from operations	147,924,103	(24,410,660)
Distributions to shareholders from net investment income	(9,091,677)	(7,811,443)
Distributions to shareholders from net realized gain	(1,127,354)	(1,629,805)
Total distributions	(10,219,031)	(9,441,248)
Share transactions - net increase (decrease)	34,530,519	10,668,944
Total increase (decrease) in net assets	172,235,591	(23,182,964)

Net Assets
Beginning of period	642,086,593	665,269,557
End of period (including undistributed net investment income of $7,836,025 and undistributed net investment income of $7,099,360, respectively)	$ 814,322,184	$ 642,086,593

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.62	$ 12.23	$ 11.18	$ 10.94	$ 14.77
Income from Investment Operations
Net investment income (loss) C	.14	.13	.11	.14	.17
Net realized and unrealized gain (loss)	2.43	(.58)	1.06	.27	(3.74)
Total from investment operations	2.57	(.45)	1.17	.41	(3.57)
Distributions from net investment income	(.14)	(.13)	(.11)	(.17)	(.23)
Distributions from net realized gain	(.02)	(.03)	(.02)	-	(.03)
Total distributions	(.16)	(.16)	(.12) G	(.17)	(.26)
Net asset value, end of period	$ 14.03	$ 11.62	$ 12.23	$ 11.18	$ 10.94
Total Return A,B	22.30%	(3.85)%	10.56%	4.30%	(24.59)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.08%	1.10%	1.10%	1.17%	1.13%
Expenses net of fee waivers, if any	1.08%	1.10%	1.10%	1.17%	1.13%
Expenses net of all reductions	1.07%	1.08%	1.08%	1.16%	1.12%
Net investment income (loss)	1.07%	1.00%	.93%	1.50%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 66,048	$ 50,854	$ 45,550	$ 22,506	$ 12,887
Portfolio turnover rate E	21%	20%	25%	7%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.12 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.015 per share.

Financial Highlights - Class T

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.58	$ 12.19	$ 11.14	$ 10.91	$ 14.74
Income from Investment Operations
Net investment income (loss) C	.10	.10	.08	.11	.13
Net realized and unrealized gain (loss)	2.41	(.58)	1.06	.27	(3.73)
Total from investment operations	2.51	(.48)	1.14	.38	(3.60)
Distributions from net investment income	(.10)	(.10)	(.08)	(.15)	(.20)
Distributions from net realized gain	(.02)	(.03)	(.02)	-	(.03)
Total distributions	(.12)	(.13)	(.09) G	(.15)	(.23)
Net asset value, end of period	$ 13.97	$ 11.58	$ 12.19	$ 11.14	$ 10.91
Total Return A,B	21.86%	(4.08)%	10.33%	3.98%	(24.76)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.36%	1.35%	1.36%	1.44%	1.38%
Expenses net of fee waivers, if any	1.36%	1.35%	1.36%	1.44%	1.38%
Expenses net of all reductions	1.35%	1.33%	1.33%	1.43%	1.37%
Net investment income (loss)	.80%	.75%	.68%	1.23%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,604	$ 8,449	$ 7,154	$ 5,491	$ 4,090
Portfolio turnover rate E	21%	20%	25%	7%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.09 per share is comprised of distributions from net investment income of $.079 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.53	$ 12.12	$ 11.09	$ 10.84	$ 14.69
Income from Investment Operations
Net investment income (loss) C	.03	.02	.01	.06	.06
Net realized and unrealized gain (loss)	2.41	(.57)	1.06	.28	(3.72)
Total from investment operations	2.44	(.55)	1.07	.34	(3.66)
Distributions from net investment income	(.01)	(.01)	(.03)	(.09)	(.16)
Distributions from net realized gain	(.02)	(.03)	(.02)	-	(.03)
Total distributions	(.03)	(.04)	(.04) G	(.09)	(.19)
Net asset value, end of period	$ 13.94	$ 11.53	$ 12.12	$ 11.09	$ 10.84
Total Return A,B	21.24%	(4.60)%	9.70%	3.44%	(25.21)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.91%	1.91%	1.94%	1.98%	1.93%
Expenses net of fee waivers, if any	1.91%	1.91%	1.93%	1.98%	1.93%
Expenses net of all reductions	1.89%	1.89%	1.91%	1.97%	1.92%
Net investment income (loss)	.25%	.18%	.10%	.69%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,996	$ 2,898	$ 3,798	$ 3,123	$ 2,452
Portfolio turnover rate E	21%	20%	25%	7%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.04 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.015 per share.

Financial Highlights - Class C

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.47	$ 12.10	$ 11.08	$ 10.82	$ 14.67
Income from Investment Operations
Net investment income (loss) C	.04	.03	.02	.07	.07
Net realized and unrealized gain (loss)	2.41	(.58)	1.06	.28	(3.71)
Total from investment operations	2.45	(.55)	1.08	.35	(3.64)
Distributions from net investment income	(.05)	(.05)	(.04)	(.09)	(.18)
Distributions from net realized gain	(.02)	(.03)	(.02)	-	(.03)
Total distributions	(.07)	(.08)	(.06)	(.09)	(.21)
Net asset value, end of period	$ 13.85	$ 11.47	$ 12.10	$ 11.08	$ 10.82
Total Return A,B	21.44%	(4.62)%	9.75%	3.48%	(25.16)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.84%	1.84%	1.87%	1.94%	1.90%
Expenses net of fee waivers, if any	1.84%	1.84%	1.87%	1.94%	1.90%
Expenses net of all reductions	1.83%	1.82%	1.84%	1.93%	1.89%
Net investment income (loss)	.32%	.26%	.17%	.73%	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,243	$ 13,379	$ 9,945	$ 7,179	$ 5,017
Portfolio turnover rate E	21%	20%	25%	7%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 85%

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.72	$ 12.31	$ 11.24	$ 10.99	$ 14.81
Income from Investment Operations
Net investment income (loss) B	.18	.17	.14	.16	.20
Net realized and unrealized gain (loss)	2.43	(.58)	1.07	.27	(3.76)
Total from investment operations	2.61	(.41)	1.21	.43	(3.56)
Distributions from net investment income	(.17)	(.15)	(.12)	(.18)	(.23)
Distributions from net realized gain	(.02)	(.03)	(.02)	-	(.03)
Total distributions	(.19)	(.18)	(.14)	(.18)	(.26)
Net asset value, end of period	$ 14.14	$ 11.72	$ 12.31	$ 11.24	$ 10.99
Total Return A	22.53%	(3.51)%	10.81%	4.54%	(24.43)%
Ratios to Average Net Assets C,E
Expenses before reductions	.81%	.82%	.86%	.95%	.87%
Expenses net of fee waivers, if any	.81%	.82%	.86%	.95%	.87%
Expenses net of all reductions	.80%	.80%	.84%	.94%	.86%
Net investment income (loss)	1.35%	1.27%	1.17%	1.72%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$ 706,722	$ 557,908	$ 592,472	$ 528,720	$ 440,040
Portfolio turnover rate D	21%	20%	25%	7%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.69	$ 12.30	$ 11.24	$ 11.00	$ 14.82
Income from Investment Operations
Net investment income (loss) B	.18	.17	.14	.17	.21
Net realized and unrealized gain (loss)	2.43	(.59)	1.07	.28	(3.76)
Total from investment operations	2.61	(.42)	1.21	.45	(3.55)
Distributions from net investment income	(.17)	(.16)	(.14)	(.21)	(.24)
Distributions from net realized gain	(.02)	(.03)	(.02)	-	(.03)
Total distributions	(.19)	(.19)	(.15) F	(.21)	(.27)
Net asset value, end of period	$ 14.11	$ 11.69	$ 12.30	$ 11.24	$ 11.00
Total Return A	22.60%	(3.58)%	10.89%	4.70%	(24.35)%
Ratios to Average Net Assets C,E
Expenses before reductions	.81%	.81%	.83%	.82%	.78%
Expenses net of fee waivers, if any	.81%	.81%	.83%	.82%	.78%
Expenses net of all reductions	.79%	.79%	.80%	.81%	.77%
Net investment income (loss)	1.35%	1.29%	1.21%	1.85%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,710	$ 8,600	$ 6,351	$ 1,524	$ 724
Portfolio turnover rate D	21%	20%	25%	7%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .16%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.15 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2012

1. Organization.

Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds) are funds of Fidelity Charles Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares.

Each Fund offers Class A, Class T, Class C, Asset Manager and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Funds' indirect investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of each Fund. These strategies are consistent with the investment objectives of each Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of each Fund. The following summarizes the Funds' investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Commodity Strategy Central Fund	FMR Co., Inc. (FMRC)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Repurchase Agreements Restricted Securities Swap Agreements	.05%
Fidelity Equity Central Funds	FMRC	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Repurchase Agreements Restricted Securities	Less than .01% to .01%
Fidelity Emerging Markets Debt Central Fund	FMRC	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Repurchase Agreements Restricted Securities	.01%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Futures Repurchase Agreements Restricted Securities	.16%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Futures Repurchase Agreements	.02%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.	not applicable	Less than .01%
Fidelity Tactical Income Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements	Less than .01%
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each Fund's investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees(the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by each Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs)and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of September 30, 2012, is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses of the Fidelity Central Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .16%.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Asset Manager 50% and Fidelity Asset Manager 70%, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of September 30, 2012, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Asset Manager 20%	$ 4,533,224,404	$ 228,605,020	$ (43,891,206)	$ 184,713,814
Fidelity Asset Manager 30%	374,995,662	19,245,290	(683,932)	18,561,358
Fidelity Asset Manager 40%	337,272,096	20,719,267	(1,512,657)	19,206,610
Fidelity Asset Manager 50%	6,408,448,622	849,023,044	(291,604,012)	557,419,032
Fidelity Asset Manager 60%	579,939,283	50,944,405	(3,356,368)	47,588,037
Fidelity Asset Manager 70%	2,698,630,468	485,703,567	(184,890,341)	300,813,226
Fidelity Asset Manager 85%	721,504,377	141,262,263	(48,198,674)	93,063,589

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity Asset Manager 20%	$ 46,207,018	$ 45,498,425	$ -	$ 184,713,814
Fidelity Asset Manager 30%	2,475,322	3,469,210	-	18,561,358
Fidelity Asset Manager 40%	1,956,735	2,951,606	-	19,206,610
Fidelity Asset Manager 50%	25,412,975	-	(69,216,419)	557,419,032
Fidelity Asset Manager 60%	5,557,226	4,355,061	-	47,588,037
Fidelity Asset Manager 70%	34,303,997	-	(265,334,682)	300,813,226
Fidelity Asset Manager 85%	8,419,754	-	(59,537,997)	93,063,589

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

	Fiscal year of expiration
	2017	2018	Total Capital Loss Carryforward
Fidelity Asset Manager 50%	$ (12,494,153)	$ (56,722,266)	$ (69,216,419)
Fidelity Asset Manager 70%	(185,208,394)	(80,126,288)	(265,334,682)
Fidelity Asset Manager 85%	(59,537,997)	-	(59,537,997)

The tax character of distributions paid was as follows:

September 30, 2012
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Asset Manager 20%	$ 78,508,461	$ 37,840,824	$ 116,349,285
Fidelity Asset Manager 30%	6,235,616	2,352,350	8,587,966
Fidelity Asset Manager 40%	4,654,647	1,598,545	6,253,192
Fidelity Asset Manager 50%	127,553,784	-	127,553,784
Fidelity Asset Manager 60%	5,924,871	-	5,924,871
Fidelity Asset Manager 70%	42,399,721	-	42,399,721
Fidelity Asset Manager 85%	10,219,031	-	10,219,031

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

September 30, 2011
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Asset Manager 20%	$ 67,200,202	$ -	$ 67,200,202
Fidelity Asset Manager 30%	6,845,104	1,215,934	8,061,038
Fidelity Asset Manager 40%	4,302,592	755,221	5,057,813
Fidelity Asset Manager 50%	122,212,589	-	122,212,589
Fidelity Asset Manager 60%	5,768,218	714,793	6,483,011
Fidelity Asset Manager 70%	41,441,161	-	41,441,161
Fidelity Asset Manager 85%	9,441,248	-	9,441,248

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as shown in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Asset Manager 20%
Equity Risk
Futures Contracts	$ 10,986,759	$ 1,379,989
Totals (a)	$ 10,986,759	$ 1,379,989

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives - continued

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Asset Manager 30%
Equity Risk
Futures Contracts	$ 681,208	$ 87,027
Totals (a)	$ 681,208	$ 87,027
Fidelity Asset Manager 40%
Equity Risk
Futures Contracts	$ 325,598	$ 60,589
Totals (a)	$ 325,598	$ 60,589
Fidelity Asset Manager 50%
Equity Risk
Futures Contracts	$ 23,517,603	$ 8,780,660
Totals (a)	$ 23,517,603	$ 8,780,660
Fidelity Asset Manager 60%
Equity Risk
Futures Contracts	$ 888,502	$ 328,473
Totals (a)	$ 888,502	$ 328,473
Fidelity Asset Manager 70%
Equity Risk
Futures Contracts	$ 6,866,852	$ 4,369,286
Totals (a)	$ 6,866,852	$ 4,369,286
Fidelity Asset Manager 85%
Equity Risk
Futures Contracts	$ 2,181,268	$ 1,511,982
Totals (a)	$ 2,181,268	$ 1,511,982

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Asset Manager 20%	1,262,252,398	739,218,014
Fidelity Asset Manager 30%	170,908,274	58,846,743
Fidelity Asset Manager 40%	197,817,456	52,704,504
Fidelity Asset Manager 50%	1,330,275,771	1,189,510,913
Fidelity Asset Manager 60%	377,297,273	126,138,444
Fidelity Asset Manager 70%	795,373,538	544,088,968
Fidelity Asset Manager 85%	199,109,348	154,062,692

Annual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Asset Manager 20%	.30%	.12%	.42%
Fidelity Asset Manager 30%	.30%	.12%	.42%
Fidelity Asset Manager 40%	.30%	.12%	.42%
Fidelity Asset Manager 50%	.25%	.26%	.51%
Fidelity Asset Manager 60%	.30%	.26%	.56%
Fidelity Asset Manager 70%	.30%	.26%	.56%
Fidelity Asset Manager 85%	.30%	.26%	.56%

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

During the period, FMR waived a portion of its management fee as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Fidelity Asset Manager 20%	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 105,129	$ 5,905
Class T	.25%	.25%	94,084	32
Class B	.75%	.25%	28,739	21,555
Class C	.75%	.25%	209,841	52,070
			$ 437,793	$ 79,562
Fidelity Asset Manager 30%
Class A	-%	.25%	$ 27,386	$ 246
Class T	.25%	.25%	30,002	-
Class B	.75%	.25%	11,007	8,386
Class C	.75%	.25%	70,065	22,660
			$ 138,460	$ 31,292
Fidelity Asset Manager 40%
Class A	-%	.25%	$ 30,661	$ 857
Class T	.25%	.25%	21,998	58
Class B	.75%	.25%	8,636	6,535
Class C	.75%	.25%	51,537	16,342
			$ 112,832	$ 23,792
Fidelity Asset Manager 50%
Class A	-%	.25%	$ 140,226	$ 2,859
Class T	.25%	.25%	107,634	33
Class B	.75%	.25%	42,217	31,666
Class C	.75%	.25%	197,594	49,707
			$ 487,671	$ 84,265
Fidelity Asset Manager 60%
Class A	-%	.25%	$ 86,186	$ 3,966
Class T	.25%	.25%	50,708	-
Class B	.75%	.25%	18,066	13,649
Class C	.75%	.25%	86,606	34,372
			$ 241,566	$ 51,987

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fidelity Asset Manager 70%	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 293,491	$ 8,530
Class T	.25%	.25%	212,632	347
Class B	.75%	.25%	90,965	68,242
Class C	.75%	.25%	358,752	38,406
			$ 955,840	$ 115,525
Fidelity Asset Manager 85%
Class A	-%	.25%	$ 151,540	$ 7,950
Class T	.25%	.25%	50,474	6
Class B	.75%	.25%	30,743	23,058
Class C	.75%	.25%	157,356	44,797
			$ 390,113	$ 75,811

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Asset Manager 20%	Retained by FDC
Class A	$ 40,598
Class T	7,031
Class B*	3,982
Class C*	9,819
$ 61,430
Fidelity Asset Manager 30%
Class A	$ 12,671
Class T	4,536
Class B*	748
Class C*	2,718
$ 20,673
Fidelity Asset Manager 40%
Class A	$ 11,438
Class T	3,802
Class B*	1,258
Class C*	827
$ 17,325
Fidelity Asset Manager 50%
Class A	$ 44,136
Class T	9,799
Class B*	5,972
Class C*	7,111
$ 67,018
Fidelity Asset Manager 60%
Class A	$ 24,200
Class T	9,500
Class B*	6,480
Class C*	3,386
$ 43,566
Fidelity Asset Manager 70%
Class A	$ 38,426
Class T	13,090
Class B*	10,123
Class C*	5,904
$ 67,543

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Fidelity Asset Manager 85%	Retained by FDC
Class A	$ 31,402
Class T	6,253
Class B*	4,033
Class C*	2,438
$ 44,126

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Fidelity Asset Manager 20%	Amount	% of Average Net Assets
Class A	$ 57,691.14
Class T	28,960.15
Class B	5,397.19
Class C	32,086.15
Asset Manager 20%	3,656,523.09
Institutional Class	33,946.13
	$ 3,814,603
Fidelity Asset Manager 30%
Class A	$ 14,894.14
Class T	8,217.14
Class B	1,998.18
Class C	10,995.16
Asset Manager 30%	245,957.08
Institutional Class	2,515.15
	$ 284,576
Fidelity Asset Manager 40%
Class A	$ 17,743.14
Class T	6,985.16
Class B	1,660.19
Class C	8,467.16
Asset Manager 40%	207,356.08
Institutional Class	1,161.16
	$ 243,372
Fidelity Asset Manager 50%
Class A	$ 126,896.23
Class T	44,945.21
Class B	9,381.22
Class C	43,349.22
Asset Manager 50%	10,191,563.16
Institutional Class	26,289.22
	$ 10,442,423
Fidelity Asset Manager 60%
Class A	$ 70,855.21
Class T	21,251.21
Class B	5,132.28
Class C	20,927.24
Asset Manager 60%	612,326.13
Institutional Class	17,016.20
	$ 747,507

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Fidelity Asset Manager 70%	Amount	% of Average Net Assets
Class A	$ 270,454.23
Class T	103,655.24
Class B	27,203.30
Class C	80,729.23
Asset Manager 70%	4,120,628.16
Institutional Class	56,868.20
	$ 4,659,537
Fidelity Asset Manager 85%
Class A	$ 133,695.22
Class T	25,081.25
Class B	9,035.29
Class C	35,788.23
Asset Manager 85%	1,302,992.20
Institutional Class	21,819.19
	$ 1,528,410

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Asset Manager 20%	$ 11,304
Fidelity Asset Manager 30%	807
Fidelity Asset Manager 40%	645
Fidelity Asset Manager 50%	18,407
Fidelity Asset Manager 60%	1,261
Fidelity Asset Manager 70%	7,595
Fidelity Asset Manager 85%	2,082

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR has contractually agreed to waive each Fund's management fee in an amount equal to its share of the management fee paid to FMR by the subsidiary of Fidelity Commodity Strategy Central Fund based on each Fund's proportionate ownership of the Central Fund. During the period, this waiver reduced each Fund's management as follows:

Fidelity Asset Manager 20%	$ 14,823
Fidelity Asset Manager 30%	1,079
Fidelity Asset Manager 40%	958
Fidelity Asset Manager 50%	29,560
Fidelity Asset Manager 60%	2,369
Fidelity Asset Manager 70%	12,755
Fidelity Asset Manager 85%	4,213

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Annual Report

8. Expense Reductions - continued

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Fidelity Asset Manager 30%
Class B	1.65%	$ 355
Class C	1.65%	541
Institutional Class	.65%	55
Fidelity Asset Manager 40%
Class A	.90%	112
Class T	1.15%	657
Class B	1.65%	425
Class C	1.65%	975
Institutional Class	.65%	89
Fidelity Asset Manager 60%
Class B	1.85%	1,267
Class C	1.85%	2,374

Many of the brokers with whom FMR places trades on behalf of certain Funds and certain Central Funds provided services in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Fidelity Asset Manager 20%	$ 147,250	$ -
Fidelity Asset Manager 30%	17,108	5
Fidelity Asset Manager 40%	19,157	6
Fidelity Asset Manager 50%	599,253	3
Fidelity Asset Manager 60%	56,568	6
Fidelity Asset Manager 70%	357,593	-
Fidelity Asset Manager 85%	116,191	2

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2012	2011
Fidelity Asset Manager 20%
From net investment income
Class A	$ 583,118	$ 586,679
Class T	210,407	202,707
Class B	17,047	23,239
Class C	132,811	139,643
Asset Manager 20%	68,418,562	62,091,451
Institutional Class	437,120	238,395
Total	$ 69,799,065	$ 63,282,114
From net realized gain
Class A	$ 483,498	$ 58,141
Class T	220,386	17,664
Class B	36,239	3,899
Class C	238,563	19,520
Asset Manager 20%	45,274,181	3,812,689
Institutional Class	297,353	6,175
Total	$ 46,550,220	$ 3,918,088

Annual Report

Notes to Financial Statements - continued

9. Distributions to Shareholders - continued

Years ended September 30,	2012	2011
Fidelity Asset Manager 30%
From net investment income
Class A	$ 160,177	$ 125,485
Class T	70,810	77,782
Class B	7,802	9,198
Class C	49,900	42,885
Asset Manager 30%	5,145,514	3,087,114
Institutional Class	26,858	22,029
Total	$ 5,461,061	$ 3,364,493
From net realized gain
Class A	$ 129,837	$ 243,378
Class T	63,827	179,135
Class B	12,710	41,264
Class C	70,780	154,478
Asset Manager 30%	2,835,713	4,040,384
Institutional Class	14,038	37,906
Total	$ 3,126,905	$ 4,696,545
Fidelity Asset Manager 40%
From net investment income
Class A	$ 173,549	$ 124,217
Class T	52,491	40,458
Class B	5,723	7,252
Class C	37,687	22,611
Asset Manager 40%	3,962,283	1,849,604
Institutional Class	11,861	14,366
Total	$ 4,243,594	$ 2,058,508
From net realized gain
Class A	$ 102,783	$ 233,743
Class T	37,753	90,467
Class B	7,868	29,899
Class C	36,489	69,845
Asset Manager 40%	1,819,574	2,549,586
Institutional Class	5,131	25,765
Total	$ 2,009,598	$ 2,999,305
Fidelity Asset Manager 50%
From net investment income
Class A	$ 817,293	$ 693,412
Class T	270,867	245,481
Class B	31,121	30,116
Class C	152,385	122,263
Asset Manager 50%	116,058,976	110,587,943
Institutional Class	187,204	145,632
Total	$ 117,517,846	$ 111,824,847
From net realized gain
Class A	$ 84,098	$ 72,878
Class T	32,684	31,760
Class B	6,752	7,552
Class C	28,966	25,236
Asset Manager 50%	9,869,460	10,232,712
Institutional Class	13,978	17,604
Total	$ 10,035,938	$ 10,387,742

Annual Report

9. Distributions to Shareholders - continued

Years ended September 30,	2012	2011
Fidelity Asset Manager 60%
From net investment income
Class A	$ 275,899	$ 278,533
Class T	59,208	46,983
Class B	-	5,073
Class C	14,357	12,203
Asset Manager 60%	4,467,505	1,393,433
Institutional Class	77,324	64,892
Total	$ 4,894,293	$ 1,801,117
From net realized gain
Class A	$ 77,818	$ 776,336
Class T	21,710	183,723
Class B	2,990	60,411
Class C	17,548	127,888
Asset Manager 60%	893,501	3,380,367
Institutional Class	17,011	153,169
Total	$ 1,030,578	$ 4,681,894
Fidelity Asset Manager 70%
From net investment income
Class A	$ 1,391,891	$ 1,279,735
Class T	388,992	394,208
Class B	17,307	20,121
Class C	144,084	121,109
Asset Manager 70%	36,011,371	34,282,694
Institutional Class	441,084	371,280
Total	$ 38,394,729	$ 36,469,147
From net realized gain
Class A	$ 179,368	$ 212,000
Class T	66,155	86,897
Class B	15,452	26,305
Class C	53,763	68,453
Asset Manager 70%	3,644,875	4,528,433
Institutional Class	45,379	49,926
Total	$ 4,004,992	$ 4,972,014
Fidelity Asset Manager 85%
From net investment income
Class A	$ 606,515	$ 501,772
Class T	74,608	59,537
Class B	3,490	2,012
Class C	57,406	46,297
Asset Manager 85%	8,217,929	7,081,193
Institutional Class	131,729	120,632
Total	$ 9,091,677	$ 7,811,443
From net realized gain
Class A	$ 89,854	$ 118,400
Class T	14,774	18,381
Class B	4,985	8,577
Class C	23,919	27,650
Asset Manager 85%	978,325	1,434,314
Institutional Class	15,497	22,483
Total	$ 1,127,354	$ 1,629,805

Annual Report

Notes to Financial Statements - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended September 30,	2012	2011	2012	2011
Fidelity Asset Manager 20%
Class A
Shares sold	1,518,992	2,673,478	$ 19,757,344	$ 34,200,914
Reinvestment of distributions	79,502	47,955	1,017,651	615,973
Shares redeemed	(953,045)	(2,359,741)	(12,398,846)	(30,553,329)
Net increase (decrease)	645,449	361,692	$ 8,376,149	$ 4,263,558
Class T
Shares sold	361,373	714,977	$ 4,668,325	$ 9,190,575
Reinvestment of distributions	30,086	15,552	383,804	199,659
Shares redeemed	(387,129)	(579,647)	(5,025,013)	(7,447,713)
Net increase (decrease)	4,330	150,882	$ 27,116	$ 1,942,521
Class B
Shares sold	16,882	44,236	$ 218,774	$ 566,789
Reinvestment of distributions	3,329	1,688	42,226	21,619
Shares redeemed	(57,139)	(101,126)	(742,425)	(1,294,030)
Net increase (decrease)	(36,928)	(55,202)	$ (481,425)	$ (705,622)
Class C
Shares sold	624,517	632,272	$ 8,082,902	$ 8,103,252
Reinvestment of distributions	24,852	9,977	315,219	127,810
Shares redeemed	(488,533)	(362,958)	(6,317,053)	(4,651,635)
Net increase (decrease)	160,836	279,291	$ 2,081,068	$ 3,579,427
Asset Manager 20%
Shares sold	110,791,537	105,485,868	$ 1,443,456,906	$ 1,359,884,611
Reinvestment of distributions	8,552,147	4,929,957	109,845,938	63,508,509
Shares redeemed	(58,464,088)	(71,903,037)	(761,608,801)	(926,506,717)
Net increase (decrease)	60,879,596	38,512,788	$ 791,694,043	$ 496,886,403
Institutional Class
Shares sold	746,636	1,622,202	$ 9,733,662	$ 21,080,094
Reinvestment of distributions	52,901	16,758	679,004	216,997
Shares redeemed	(354,990)	(190,148)	(4,638,626)	(2,462,946)
Net increase (decrease)	444,547	1,448,812	$ 5,774,040	$ 18,834,145
Fidelity Asset Manager 30%
Class A
Shares sold	577,913	427,039	$ 5,641,039	$ 4,149,002
Reinvestment of distributions	27,604	34,302	264,902	330,219
Shares redeemed	(442,523)	(274,238)	(4,366,332)	(2,672,926)
Net increase (decrease)	162,994	187,103	$ 1,539,609	$ 1,806,295
Class T
Shares sold	219,574	148,408	$ 2,138,276	$ 1,439,647
Reinvestment of distributions	11,479	17,159	110,126	164,932
Shares redeemed	(107,895)	(244,544)	(1,058,642)	(2,368,890)
Net increase (decrease)	123,158	(78,977)	$ 1,189,760	$ (764,311)
Class B
Shares sold	11,421	21,940	$ 111,959	$ 214,586
Reinvestment of distributions	2,026	4,615	19,302	44,244
Shares redeemed	(18,126)	(50,045)	(175,630)	(490,179)
Net increase (decrease)	(4,679)	(23,490)	$ (44,369)	$ (231,349)
Class C
Shares sold	355,074	323,219	$ 3,473,890	$ 3,144,066
Reinvestment of distributions	11,921	17,059	113,510	163,514
Shares redeemed	(221,287)	(198,742)	(2,164,272)	(1,940,794)
Net increase (decrease)	145,708	141,536	$ 1,423,128	$ 1,366,786

Annual Report

10. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2012	2011	2012	2011
Asset Manager 30%
Shares sold	20,685,013	17,236,966	$ 202,410,648	$ 168,357,986
Reinvestment of distributions	809,968	725,590	7,818,534	7,001,594
Shares redeemed	(7,843,603)	(7,035,514)	(76,942,998)	(68,568,688)
Net increase (decrease)	13,651,378	10,927,042	$ 133,286,184	$ 106,790,892
Institutional Class
Shares sold	102,207	13,098	$ 1,006,073	$ 128,154
Reinvestment of distributions	3,823	5,486	36,969	52,854
Shares redeemed	(29,306)	(9,580)	(289,223)	(92,913)
Net increase (decrease)	76,724	9,004	$ 753,819	$ 88,095
Fidelity Asset Manager 40%
Class A
Shares sold	461,185	613,347	$ 4,475,378	$ 5,892,884
Reinvestment of distributions	28,704	36,596	269,281	348,621
Shares redeemed	(232,222)	(185,346)	(2,244,087)	(1,796,223)
Net increase (decrease)	257,667	464,597	$ 2,500,572	$ 4,445,282
Class T
Shares sold	180,735	127,364	$ 1,751,259	$ 1,223,897
Reinvestment of distributions	9,025	13,081	84,442	124,278
Shares redeemed	(126,362)	(42,877)	(1,223,908)	(415,826)
Net increase (decrease)	63,398	97,568	$ 611,793	$ 932,349
Class B
Shares sold	3,589	15,977	$ 34,352	$ 154,389
Reinvestment of distributions	1,316	3,618	12,262	34,345
Shares redeemed	(15,728)	(39,662)	(151,847)	(380,385)
Net increase (decrease)	(10,823)	(20,067)	$ (105,233)	$ (191,651)
Class C
Shares sold	370,485	244,007	$ 3,620,785	$ 2,359,918
Reinvestment of distributions	7,481	9,518	69,947	90,461
Shares redeemed	(131,163)	(56,607)	(1,265,422)	(542,510)
Net increase (decrease)	246,803	196,918	$ 2,425,310	$ 1,907,869
Asset Manager 40%
Shares sold	22,082,156	12,034,047	$ 213,417,875	$ 115,977,106
Reinvestment of distributions	595,004	441,938	5,611,636	4,215,911
Shares redeemed	(6,151,917)	(4,670,101)	(59,591,209)	(44,948,971)
Net increase (decrease)	16,525,243	7,805,884	$ 159,438,302	$ 75,244,046
Institutional Class
Shares sold	47,234	19,413	$ 463,860	$ 188,266
Reinvestment of distributions	1,389	3,567	13,067	33,880
Shares redeemed	(22,058)	(52,767)	(213,682)	(504,882)
Net increase (decrease)	26,565	(29,787)	$ 263,245	$ (282,736)
Fidelity Asset Manager 50%
Class A
Shares sold	1,187,775	1,357,962	$ 18,468,869	$ 21,040,946
Reinvestment of distributions	56,747	47,314	857,626	729,417
Shares redeemed	(811,485)	(1,133,276)	(12,657,721)	(17,455,921)
Net increase (decrease)	433,037	272,000	$ 6,668,774	$ 4,314,442
Class T
Shares sold	386,790	707,648	$ 6,039,566	$ 11,011,067
Reinvestment of distributions	18,419	15,198	278,056	234,620
Shares redeemed	(393,734)	(543,106)	(6,143,199)	(8,450,873)
Net increase (decrease)	11,475	179,740	$ 174,423	$ 2,794,814

Annual Report

Notes to Financial Statements - continued

10. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2012	2011	2012	2011
Class B
Shares sold	22,355	37,951	$ 344,462	$ 585,312
Reinvestment of distributions	1,905	1,970	28,524	30,052
Shares redeemed	(53,392)	(86,146)	(828,947)	(1,317,765)
Net increase (decrease)	(29,132)	(46,225)	$ (455,961)	$ (702,401)
Class C
Shares sold	422,627	553,080	$ 6,556,946	$ 8,511,759
Reinvestment of distributions	9,375	7,174	140,582	110,212
Shares redeemed	(295,440)	(333,216)	(4,562,022)	(5,136,826)
Net increase (decrease)	136,562	227,038	$ 2,135,506	$ 3,485,145
Asset Manager 50%
Shares sold	59,240,193	46,803,639	$ 917,159,365	$ 725,169,900
Reinvestment of distributions	8,031,099	7,564,327	121,763,329	116,747,024
Shares redeemed	(56,779,363)	(77,854,152)	(885,967,433)	(1,206,141,305)
Net increase (decrease)	10,491,929	(23,486,186)	$ 152,955,261	$ (364,224,381)
Institutional Class
Shares sold	753,749	567,994	$ 11,827,227	$ 8,632,816
Reinvestment of distributions	12,561	9,483	191,717	146,693
Shares redeemed	(373,724)	(422,815)	(5,805,459)	(6,599,468)
Net increase (decrease)	392,586	154,662	$ 6,213,485	$ 2,180,041
Fidelity Asset Manager 60%
Class A
Shares sold	913,908	2,015,894	$ 8,803,044	$ 19,189,003
Reinvestment of distributions	38,621	110,909	346,427	1,038,105
Shares redeemed	(788,357)	(871,704)	(7,563,106)	(8,366,659)
Net increase (decrease)	164,172	1,255,099	$ 1,586,365	$ 11,860,449
Class T
Shares sold	447,916	472,517	$ 4,292,853	$ 4,587,049
Reinvestment of distributions	8,853	23,971	79,237	223,891
Shares redeemed	(254,362)	(233,590)	(2,454,557)	(2,238,584)
Net increase (decrease)	202,407	262,898	$ 1,917,533	$ 2,572,356
Class B
Shares sold	19,289	44,891	$ 185,299	$ 432,392
Reinvestment of distributions	318	6,522	2,853	60,913
Shares redeemed	(57,869)	(58,397)	(548,074)	(556,235)
Net increase (decrease)	(38,262)	(6,984)	$ (359,922)	$ (62,930)
Class C
Shares sold	382,232	512,614	$ 3,652,829	$ 4,910,354
Reinvestment of distributions	3,383	14,896	30,208	138,832
Shares redeemed	(171,714)	(196,154)	(1,630,359)	(1,873,376)
Net increase (decrease)	213,901	331,356	$ 2,052,678	$ 3,175,810
Asset Manager 60%
Shares sold	39,444,451	24,119,990	$ 375,984,511	$ 231,782,714
Reinvestment of distributions	588,365	499,757	5,289,399	4,687,716
Shares redeemed	(13,505,874)	(6,925,180)	(131,208,669)	(66,367,827)
Net increase (decrease)	26,526,942	17,694,567	$ 250,065,241	$ 170,102,603
Institutional Class
Shares sold	397,418	588,499	$ 3,874,714	$ 5,686,585
Reinvestment of distributions	10,368	23,088	93,209	216,335
Shares redeemed	(379,108)	(112,072)	(3,675,939)	(1,077,631)
Net increase (decrease)	28,678	499,515	$ 291,984	$ 4,825,289

Annual Report

10. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2012	2011	2012	2011
Fidelity Asset Manager 70%
Class A
Shares sold	1,132,191	1,838,985	$ 18,409,073	$ 30,336,532
Reinvestment of distributions	97,648	87,098	1,475,462	1,401,137
Shares redeemed	(1,591,472)	(1,917,499)	(26,014,266)	(31,215,640)
Net increase (decrease)	(361,633)	8,584	$ (6,129,731)	$ 522,029
Class T
Shares sold	371,849	572,222	$ 6,048,158	$ 9,330,779
Reinvestment of distributions	29,030	28,995	438,926	466,506
Shares redeemed	(635,594)	(862,398)	(10,270,953)	(13,954,372)
Net increase (decrease)	(234,715)	(261,181)	$ (3,783,869)	$ (4,157,087)
Class B
Shares sold	10,786	11,636	$ 178,448	$ 190,557
Reinvestment of distributions	1,945	2,530	29,519	40,857
Shares redeemed	(204,593)	(329,182)	(3,340,584)	(5,363,133)
Net increase (decrease)	(191,862)	(315,016)	$ (3,132,617)	$ (5,131,719)
Class C
Shares sold	414,913	349,417	$ 6,780,955	$ 5,728,316
Reinvestment of distributions	11,566	10,320	174,761	166,019
Shares redeemed	(404,942)	(464,350)	(6,546,101)	(7,595,479)
Net increase (decrease)	21,537	(104,613)	$ 409,615	$ (1,701,144)
Asset Manager 70%
Shares sold	38,962,553	23,442,645	$ 623,672,627	$ 385,900,224
Reinvestment of distributions	2,576,388	2,369,778	38,929,219	38,143,970
Shares redeemed	(25,205,153)	(37,698,311)	(409,297,914)	(616,247,024)
Net increase (decrease)	16,333,788	(11,885,888)	$ 253,303,932	$ (192,202,830)
Institutional Class
Shares sold	410,441	850,538	$ 6,792,107	$ 14,159,968
Reinvestment of distributions	28,506	20,038	431,017	322,728
Shares redeemed	(494,273)	(762,986)	(7,971,605)	(12,509,828)
Net increase (decrease)	(55,326)	107,590	$ (748,481)	$ 1,972,868
Fidelity Asset Manager 85%
Class A
Shares sold	1,137,688	1,678,869	$ 14,901,786	$ 22,281,428
Reinvestment of distributions	57,009	46,336	684,104	607,439
Shares redeemed	(862,594)	(1,073,663)	(11,362,295)	(14,347,545)
Net increase (decrease)	332,103	651,542	$ 4,223,595	$ 8,541,322
Class T
Shares sold	204,577	298,124	$ 2,672,679	$ 3,976,115
Reinvestment of distributions	7,374	5,447	88,345	71,251
Shares redeemed	(182,949)	(160,769)	(2,385,870)	(2,101,112)
Net increase (decrease)	29,002	142,802	$ 375,154	$ 1,946,254
Class B
Shares sold	7,122	26,782	$ 93,038	$ 353,936
Reinvestment of distributions	643	731	7,723	9,592
Shares redeemed	(44,228)	(89,476)	(582,548)	(1,167,945)
Net increase (decrease)	(36,463)	(61,963)	$ (481,787)	$ (804,417)
Class C
Shares sold	393,021	558,931	$ 5,109,265	$ 7,371,526
Reinvestment of distributions	6,384	5,106	76,102	66,513
Shares redeemed	(319,988)	(220,284)	(4,129,934)	(2,864,683)
Net increase (decrease)	79,417	343,753	$ 1,055,433	$ 4,573,356

Annual Report

Notes to Financial Statements - continued

10. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2012	2011	2012	2011
Asset Manager 85%
Shares sold	12,524,715	11,779,052	$ 164,242,667	$ 158,073,671
Reinvestment of distributions	747,592	636,391	9,030,913	8,392,644
Shares redeemed	(10,927,056)	(12,905,535)	(144,182,077)	(172,892,729)
Net increase (decrease)	2,345,251	(490,092)	$ 29,091,503	$ (6,426,414)
Institutional Class
Shares sold	350,864	385,928	$ 4,659,274	$ 5,087,476
Reinvestment of distributions	11,945	10,329	143,941	135,805
Shares redeemed	(339,482)	(176,979)	(4,536,594)	(2,384,438)
Net increase (decrease)	23,327	219,278	$ 266,621	$ 2,838,843

11. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned more than 25% of the total outstanding shares of the following funds:

Fund	% of Shares Owned
Fidelity Asset Manager 40%	26%
Fidelity Asset Manager 60%	27%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and Shareholders of Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85%:

We have audited the accompanying statements of assets and liabilities of Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds), each a fund of Fidelity Charles Street Trust, including the schedules of investments, as of September 30, 2012, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended. We have audited the financial highlights for each of the five years in the period ended September 30, 2012 for Fidelity Asset Manager 20%, Fidelity Asset Manager 50%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85% and the financial highlights for the two years ended September 30, 2012 for Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, and Fidelity Asset Manager 60%. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended September 30, 2010 and for each of the prior periods presented for Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, and Fidelity Asset Manager 60%, were audited by other auditors whose report dated November 22, 2010, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2012, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% as of September 30, 2012, the results of their operations for the year then ended, the changes in their net assets for the two years in the period then ended, and the financial highlights of Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, and Fidelity Asset Manager 60% for each of the two years in the period then ended and the financial highlights of Fidelity Asset Manager 20%, Fidelity Asset Manager 50%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85% for each of the five years in the period the ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 19, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 207 funds advised by FMR or an affiliate. Mr. Curvey oversees 434 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (72)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (54)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Charles S. Morrison (51)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Derek L. Young (48)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young is also a Trustee of other investment companies advised by Strategic Advisers, Inc. (Strategic Advisers) (2012-present), President and a Director of Strategic Advisers (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Andrew Windmueller (52)

Year of Election or Appointment: 2012

Vice President of Fidelity's Asset Allocation Funds. Mr. Windmueller also serves as Chief Investment Officer of Strategic Advisers, Inc. (2011-present), Chief Investment Officer for Global Asset Allocation Multi-Asset Class Strategies (2011-present), and is an employee of Fidelity Investments (2000-present).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (54)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended September 30, 2012, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Asset Manager 20%	$ 48,910,682
Asset Manager 30%	$ 3,670,053
Asset Manager 40%	$ 2,988,282
Asset Manager 60%	$ 4,355,060

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fund
Asset Manager 20%	8.34%
Asset Manager 30%	7.72%
Asset Manager 40%	6.71%
Asset Manager 50%	5.97%
Asset Manager 60%	5.15%
Asset Manager 70%	3.71%
Asset Manager 85%	2.01%

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2012 to September 30, 2012 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Fund
Asset Manager 20%	$45,661,240
Asset Manager 30%	$3,887,120
Asset Manager 40%	$2,513,064
Asset Manager 50%	$57,645,422

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

Institutional Class
Asset Manager 20%
November 2011	3%
December 2011	7%
February 2012	13%
March 2012	13%
April 2012	13%
May 2012	13%
June 2012	14%
July 2012	13%
August 2012	13%
September 2012	13%

Institutional Class
Asset Manager 30%
December 2011	10%
February 2012	18%
March 2012	17%
April 2012	18%
May 2012	18%
June 2012	17%
July 2012	18%
August 2012	18%
September 2012	18%

Institutional Class
Asset Manager 40%
December 2011	14%
April 2012	31%
July 2012	32%

Institutional Class
Asset Manager 50%
December 2011	19%
April 2012	39%
July 2012	39%

Institutional Class
Asset Manager 60%
December 2011	26%

Institutional Class
Asset Manager 70%
December 2011	33%

Institutional Class
Asset Manager 85%
December 2011	46%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Institutional Class
Asset Manager 20%
November 2011	5%
December 2011	10%
February 2012	19%
March 2012	19%
Institutional Class
Asset Manager 20%
April 2012	19%
May 2012	19%
June 2012	20%
July 2012	19%
August 2012	19%
September 2012	19%

Institutional Class
Asset Manager 30%
December 2011	14%
February 2012	30%
March 2012	28%
April 2012	30%
May 2012	30%
June 2012	28%
July 2012	29%
August 2012	30%
September 2012	30%

Institutional Class
Asset Manager 40%
December 2011	20%
April 2012	53%
July 2012	54%

Institutional Class
Asset Manager 50%
December 2011	28%
April 2012	67%
July 2012	67%

Institutional Class
Asset Manager 60%
December 2011	45%

Institutional Class
Asset Manager 70%
December 2011	59%

Institutional Class
Asset Manager 85%
December 2011	81%

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Asset Manager 20%
Fidelity Asset Manager 30%
Fidelity Asset Manager 40%
Fidelity Asset Manager 50%
Fidelity Asset Manager 60%
Fidelity Asset Manager 70%
Fidelity Asset Manager 85%

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board.

For each of Fidelity Asset Manager 20% and Fidelity Asset Manager 85%, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of Institutional Class (Class I) and Class B of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Institutional Class (Class I) and Class B show the performance of the highest and lowest performing classes, respectively (based on five-year performance).

For Fidelity Asset Manager 30%, because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2011, the cumulative total returns of Institutional Class (Class I) and Class C of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance).

For each of Fidelity Asset Manager 40% and Fidelity Asset Manager 60%, because each fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2011, the cumulative total returns of the retail class and Class B of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class B show the performance of the highest and lowest performing classes, respectively (based on three-year performance).

For Fidelity Asset Manager 50%, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of the retail class and Class B of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class B show the performance of the highest and lowest performing classes, respectively (based on five-year performance).

For Fidelity Asset Manager 70%, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, as available, the cumulative total returns of the retail class and Class B of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class B show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on three-year performance), respectively.

Annual Report

The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Each fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's three asset classes according to their respective weightings in the fund's neutral mix.

Fidelity Asset Manager 20%

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Institutional Class (Class I) of the fund was in the second quartile for the one-year period, the third quartile for the three-year period, and the first quartile for the five-year period. The Board also noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Asset Manager 30%

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Institutional Class (Class I) of the fund was in the second quartile for all the periods shown. The Board also noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the three-year period, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Fidelity Asset Manager 40%

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the third quartile for the one-year period and the first quartile for the three-year period. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the three-year period, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Annual Report

Fidelity Asset Manager 50%

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the third quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund was lower than its benchmark for the one and five-year periods, although the three-year cumulative total return of the retail class compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Fidelity Asset Manager 60%

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the fourth quartile for the one-year period and the first quartile for the three-year period. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the three-year period, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Asset Manager 70%

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the fourth quartile for the one-year period, the first quartile for the three-year period, and the third quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the three-year cumulative total return of the retail class compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will closely monitor the performance of the fund in the coming year.

Fidelity Asset Manager 85%

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Institutional Class (Class I) of the fund was in the fourth quartile for the one-year period, the first quartile for the three-year period, and the second quartile for the five-year period. The Board also noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Annual Report

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 26% would mean that 74% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Fidelity Asset Manager 20%

Fidelity Asset Manager 30%

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Asset Manager 40%

Fidelity Asset Manager 50%

Annual Report

Fidelity Asset Manager 60%

Fidelity Asset Manager 70%

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Asset Manager 85%

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board noted that the total expense ratio of each class of Fidelity Asset Manager 20% ranked below its competitive median for 2011.

The Board noted that the total expense ratio of each class of Fidelity Asset Manager 30% ranked below its competitive median for 2011.

The Board noted that the total expense ratio of each class of Fidelity Asset Manager 40% ranked below its competitive median for 2011.

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Institutional Class, and the retail class of Fidelity Asset Manager 50% ranked below its competitive median for 2011 and the total expense ratio of Class T ranked above its competitive median for 2011. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market, where its 0.50% 12b-1 fee is comparable to the 12b-1 fees of the no-load classes with which it competes in the retirement plan market.

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Institutional Class, and the retail class of Fidelity Asset Manager 60% ranked below its competitive median for 2011 and the total expense ratio of Class T ranked above its competitive median for 2011. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market, where its 0.50% 12b-1 fee is comparable to the 12b-1 fees of the no-load classes with which it competes in the retirement plan market.

Annual Report

The Board noted that the total expense ratio of each of Class A, Class C, Institutional Class, and the retail class of Fidelity Asset Manager 70% ranked below its competitive median for 2011 and the total expense ratio of each of Class T and Class B ranked above its competitive median for 2011. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market, where its 0.50% 12b-1 fee is comparable to the 12b-1 fees of the no-load classes with which it competes in the retirement plan market.

The Board noted that the total expense ratio of each of Class A, Class C, Institutional Class, and the retail class of Fidelity Asset Manager 85% ranked below its competitive median for 2011 and the total expense ratio of each of Class T and Class B ranked above its competitive median for 2011. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market, where its 0.50% 12b-1 fee is comparable to the 12b-1 fees of the no-load classes with which it competes in the retirement plan market.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AARI-UANNPRO-1112
1.878282.104

Fidelity®

Series Broad Market Opportunities

Fund

Annual Report

September 30, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2012	Past 1 year	Past 5 years	Life of fund A
Fidelity ® Series Broad Market Opportunities Fund	29.07%	1.16%	2.55%

A From August 21, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity ® Series Broad Market Opportunities Fund on August 21, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Total Stock Market IndexSM performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks overcame bouts of volatility en route to posting strong gains for the 12 months ending September 30, 2012, extending a general uptrend that began in March 2009. The broad-based S&P 500® Index advanced 30.20% for the period, while the blue-chip-laden Dow Jones Industrial AverageSM and technology-heavy Nasdaq Composite® Index rose 26.52% and 30.53%, respectively. Uncertainty prevailed early on, as Greece neared insolvency and fear of debt contagion in Europe led the S&P 500® in early October to its lowest level in more than a year. However, markets reversed course that same month, and the S&P 500® produced its largest monthly gain in two decades - a rally that stalled in the final two months of 2011, but picked up apace in the first quarter of 2012. Despite a turbulent spring, stocks pushed ahead for much of the remainder of the period, fueled by solid corporate earnings, brighter housing and employment data, and hope for a solution in the eurozone. Of the 10 sectors within the S&P 500®, consumer discretionary (+37%) and telecommunication services (+35%) performed best, while utilities (+13%) and consumer staples (+24%) produced the smallest, albeit still solid, gains. Small- and mid-cap stocks also fared well, with the Russell 2000® Index adding 31.91% and the Russell Midcap® Index rising 28.03%.

Comments from Geoff Stein and Christopher Sharpe, Lead Co-Portfolio Managers of Fidelity® Series Broad Market Opportunities Fund: For the year, the fund rose 29.07%, trailing the 30.24% gain of the Dow Jones U.S. Total Stock Market IndexSM. The fund lagged the index primarily because of its weak performance during the early months of the period, when more-defensive stocks offering high dividend yields were narrowly leading the market. Our investment approach, which emphasizes total return opportunities across a diverse group of companies, and is not necessarily focused on dividends, was out of favor. Beginning in 2012, however, our approach led the fund to perform much better, and six out of 10 underlying equity sector central funds outpaced their respective components of the Dow Jones index for the full year. Beneficial security selection in financials, consumer staples, materials, industrials and health care contributed the most. On the downside, holding a modest cash stake in a rising market was the biggest detractor, followed by adverse stock picks in consumer discretionary. Primary individual detractors included online retailer Amazon.com, online broker E*TRADE Financial and Universal Display, a developer of light-emitting diodes (LED) for use in electronic flat-panel displays. Top contributors included biotech company Inhibitex and regional bank Regions Financial. Inhibitex was acquired by Bristol-Myers Squibb in February.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

The Fund invests in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Fund, available only to other mutual funds and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Fund's annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2012 to September 30, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value April 1, 2012	Ending Account Value September 30, 2012	Expenses Paid During Period* April 1, 2012 to September 30, 2012
Actual	1.00%	$ 1,000.00	$ 1,021.10	$ 5.05
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,020.00	$ 5.05

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the Fund's pro-rata share of the investments of Fidelity's Equity Central Funds.
Top Ten Stocks as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.1	3.4
General Electric Co.	1.7	1.1
Procter & Gamble Co.	1.5	1.5
Google, Inc. Class A	1.5	0.4
Chevron Corp.	1.2	1.7
British American Tobacco PLC sponsored ADR	1.2	1.1
Exxon Mobil Corp.	1.1	0.8
The Coca-Cola Co.	1.1	1.1
Comcast Corp. Class A	0.9	0.4
Amgen, Inc.	0.9	0.8
	15.2
Asset Allocation (% of fund's net assets)
As of September 30, 2012	As of March 31, 2012
Stocks 96.7%	Stocks and Investment Companies 97.1%
Convertible Securities 0.1%	Convertible Securities 0.0%
Short-Term Investments and Net Other Assets (Liabilities) 3.2%	Short-Term Investments and Net Other Assets (Liabilities) 2.9%

At period end, investments in foreign securities, including the Fund's pro-rata share of the underlying Central Funds, was 14.2% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Annual Report

Investments September 30, 2012

Showing Percentage of Net Assets

Equity Central Funds - 100.6%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (a)	3,938	$ 594,178
Fidelity Consumer Staples Central Fund (a)	3,054	491,800
Fidelity Energy Central Fund (a)	4,427	548,133
Fidelity Financials Central Fund (a)	15,544	907,121
Fidelity Health Care Central Fund (a)	3,685	602,919
Fidelity Industrials Central Fund (a)	3,452	526,351
Fidelity Information Technology Central Fund (a)	5,100	974,269
Fidelity Materials Central Fund (a)	1,078	194,345
Fidelity Telecom Services Central Fund (a)	1,028	143,813
Fidelity Utilities Central Fund (a)	1,541	180,069
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $4,743,513)		5,162,998
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(31,622)
NET ASSETS - 100%		$ 5,131,376
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Consumer Discretionary Central Fund	$ 6,090
Fidelity Consumer Staples Central Fund	11,983
Fidelity Energy Central Fund	8,086
Fidelity Financials Central Fund	12,439
Fidelity Health Care Central Fund	5,626
Fidelity Industrials Central Fund	8,726
Fidelity Information Technology Central Fund	5,146
Fidelity Materials Central Fund	2,850
Fidelity Telecom Services Central Fund	3,621
Fidelity Utilities Central Fund	5,370
Total	$ 69,937
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 350,417	$ 229,667	$ 106,738	$ 594,178	0.1%
Fidelity Consumer Staples Central Fund	370,080	225,097	190,310	491,800	0.1%
Fidelity Energy Central Fund	397,596	242,674	198,855	548,133	0.1%
Fidelity Financials Central Fund	538,880	413,276	232,691	907,121	0.1%
Fidelity Health Care Central Fund	444,712	228,734	217,834	602,919	0.1%
Fidelity Industrials Central Fund	380,007	183,035	153,542	526,351	0.1%
Fidelity Information Technology Central Fund	675,233	416,417	316,609	974,269	0.1%
Fidelity Materials Central Fund	144,238	54,776	55,012	194,345	0.1%
Fidelity Telecom Services Central Fund	98,302	48,591	32,066	143,813	0.1%
Fidelity Utilities Central Fund	150,190	70,549	59,978	180,069	0.1%
Total	$ 3,549,655	$ 2,112,816	$ 1,563,635	$ 5,162,998
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following table is based on the Fund's pro-rata share of the investments of Fidelity's Equity Central Funds.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	85.8%
United Kingdom	3.1%
Switzerland	1.6%
Canada	1.3%
Netherlands	1.1%
Others (Individually Less Than 1%)	7.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012

Assets
Investments in Fidelity Central Funds (cost $4,743,513)		$ 5,162,998
Cash		4
Receivable for investments sold		2,510
Receivable for fund shares sold		10,718
Receivable from investment adviser for expense reductions		2,258
Other receivables		101
Total assets		5,178,589

Liabilities
Payable for investments purchased	$ 10,653
Payable for fund shares redeemed	329
Accrued management fee	2,414
Other affiliated payables	669
Other payables and accrued expenses	33,148
Total liabilities		47,213

Net Assets		$ 5,131,376
Net Assets consist of:
Paid in capital		$ 5,088,829
Undistributed net investment income		21,090
Accumulated undistributed net realized gain (loss) on investments		(398,028)
Net unrealized appreciation (depreciation) on investments		419,485
Net Assets, for 461,860 shares outstanding		$ 5,131,376
Net Asset Value, offering price and redemption price per share ($5,131,376 ÷ 461,860 shares)		$ 11.11

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended September 30, 2012

Investment Income
Income from Fidelity Central Funds		$ 69,937

Expenses
Management fee	$ 24,010
Transfer agent fees	5,941
Accounting fees and expenses	1,674
Custodian fees and expenses	9,647
Independent trustees' compensation	15
Audit	39,044
Legal	18
Miscellaneous	33
Total expenses before reductions	80,382
Expense reductions	(38,027)	42,355
Net investment income (loss)		27,582
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds		52,000
Change in net unrealized appreciation (depreciation) on investment securities		1,012,104
Net gain (loss)		1,064,104
Net increase (decrease) in net assets resulting from operations		$ 1,091,686

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2012	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 27,582	$ 13,487
Net realized gain (loss)	52,000	189,649
Change in net unrealized appreciation (depreciation)	1,012,104	(338,284)
Net increase (decrease) in net assets resulting from operations	1,091,686	(135,148)
Distributions to shareholders from net investment income	(16,269)	(13,781)
Distributions to shareholders from net realized gain	(1,587)	(3,937)
Total distributions	(17,856)	(17,718)
Share transactions Proceeds from sales of shares	2,318,826	1,819,766
Reinvestment of distributions	17,856	17,718
Cost of shares redeemed	(1,803,080)	(1,896,963)
Net increase (decrease) in net assets resulting from share transactions	533,602	(59,479)
Total increase (decrease) in net assets	1,607,432	(212,345)

Net Assets
Beginning of period	3,523,944	3,736,289
End of period (including undistributed net investment income of $21,090 and undistributed net investment income of $9,644, respectively)	$ 5,131,376	$ 3,523,944
Other Information Shares
Sold	226,331	180,386
Issued in reinvestment of distributions	1,943	1,788
Redeemed	(173,754)	(192,484)
Net increase (decrease)	54,520	(10,310)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 8.65	$ 8.95	$ 8.04	$ 7.87	$ 10.74
Income from Investment Operations
Net investment income (loss) B	.07	.03	.03	.05	.07
Net realized and unrealized gain (loss)	2.44	(.28)	.93	.16	(2.91)
Total from investment operations	2.51	(.25)	.96	.21	(2.84)
Distributions from net investment income	(.04)	(.04)	(.04)	(.04)	(.03)
Distributions from net realized gain	- F	(.01)	(.01)	-	-
Total distributions	(.05) G	(.05)	(.05)	(.04)	(.03)
Net asset value, end of period	$ 11.11	$ 8.65	$ 8.95	$ 8.04	$ 7.87
Total Return A	29.07%	(2.91)%	11.92%	2.78%	(26.51)%
Ratios to Average Net Assets C, E
Expenses before reductions	1.87%	1.92%	2.18%	2.64%	2.35%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	.98%	.98%	.98%	.99%	.99%
Net investment income (loss)	.64%	.34%	.38%	.86%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,131	$ 3,524	$ 3,736	$ 3,130	$ 4,134
Portfolio turnover rate D	36%	39%	38%	54%	21%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.01 per share.

G Total distributions of $.05 per share is comprised of distributions from net investment income of $.041 and distributions from net realized gain of $.004 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2012

1. Organization.

Fidelity Series Broad Market Opportunities Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Equity Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is

Annual Report

2. Investments in Fidelity Central Funds - continued

available upon request or at the SEC web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of September 30, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships (including allocations from Fidelity Central Funds) and capital loss carryforwards.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 883,185
Gross unrealized depreciation	(119,718)
Net unrealized appreciation (depreciation) on securities and other investments	$ 763,467

Tax Cost	$ 4,399,531

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 21,551
Capital loss carryforward	$ (742,283)
Net unrealized appreciation (depreciation)	$ 763,467

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (432,401)
2018	(309,882)
Total capital loss carryforward	$ (742,283)

The tax character of distributions paid was as follows:

	September 30, 2012	September 30, 2011
Ordinary Income	$ 17,856	$ 17,718

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity Central Funds), other than short-term securities, aggregated $2,112,816 and $1,563,634, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .56% of the Fund's average net assets.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .14% of average net assets.

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $11 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded 1.00% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $37,360.

Many of the brokers with whom FMR places trades on behalf of the Fund and the Equity Central Funds provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $667 for the period.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also

Annual Report

8. Other - continued

enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Series Broad Market Opportunities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Series Broad Market Opportunities Fund (a fund of Fidelity Charles Street Trust) at September 30, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Series Broad Market Opportunities Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2012 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

November 16, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 207 funds advised by FMR or an affiliate. Mr. Curvey oversees 434 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (72)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (54)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Charles S. Morrison (51)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Derek L. Young (48)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young is also a Trustee of other investment companies advised by Strategic Advisers, Inc. (Strategic Advisers) (2012-present), President and a Director of Strategic Advisers (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Andrew Windmueller (52)

Year of Election or Appointment: 2012

Vice President of Fidelity's Asset Allocation Funds. Mr. Windmueller also serves as Chief Investment Officer of Strategic Advisers, Inc. (2011-present), Chief Investment Officer for Global Asset Allocation Multi-Asset Class Strategies (2011-present), and is an employee of Fidelity Investments (2000-present).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (54)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Broad Market Opportunities Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. Because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2011, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Annual Report

Fidelity Series Broad Market Opportunities Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the fourth quartile for the one-year period and the first quartile for the three-year period. The Board also noted that the investment performance of the fund compared favorably to its benchmark for the three-year period, although the fund's one-year total return was lower than its benchmark. The Board noted that there was a portfolio management change for the fund in April 2012. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Series Broad Market Opportunities Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Annual Report

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked above its competitive median for 2011. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable, although above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that although the fund is offered only to other funds advised by FMR or an affiliate, it continues to incur investment management expenses. The Board further noted that the fund may continue to realize benefits from the group fee structure, even though assets may not be expected to grow significantly at the fund level. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

BMO-ANN-1112
1.848237.105

Item 2. Code of Ethics

As of the end of the period, September 30, 2012, Fidelity Charles Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85% for services rendered to (the "Funds"):

Services Billed by Deloitte Entities

September 30, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Asset Manager 20%	$23,000	$-	$4,600	$400
Fidelity Asset Manager 30%	$23,000	$-	$4,600	$400
Fidelity Asset Manager 40%	$23,000	$-	$4,600	$400
Fidelity Asset Manager 50%	$23,000	$-	$4,600	$400
Fidelity Asset Manager 60%	$23,000	$-	$4,600	$400
Fidelity Asset Manager 70%	$23,000	$-	$4,600	$400
Fidelity Asset Manager 85%	$23,000	$-	$4,600	$400

September 30, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Asset Manager 20%	$23,000	$-	$4,600	$200
Fidelity Asset Manager 30%	$23,000	$-	$4,600	$200
Fidelity Asset Manager 40%	$23,000	$-	$4,600	$200
Fidelity Asset Manager 50%	$23,000	$-	$4,600	$200
Fidelity Asset Manager 60%	$23,000	$-	$4,600	$200
Fidelity Asset Manager 70%	$23,000	$-	$4,600	$200
Fidelity Asset Manager 85%	$23,000	$-	$4,600	$200

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Series Broad Market Opportunities Fund (the "Fund"):

Services Billed by PwC

September 30, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Broad Market Opportunities Fund	$34,000	$-	$4,500	$-

September 30, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Broad Market Opportunities Fund	$30,000	$-	$4,500	$900

A Amounts may reflect rounding.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	September 30, 2012A	September 30, 2011A
Audit-Related Fees	$615,000	$440,000
Tax Fees	$-	$-
All Other Fees	$1,130,000	$700,000

A Amounts may reflect rounding.

Services Billed by PwC

	September 30, 2012A	September 30, 2011A
Audit-Related Fees	$3,985,000	$2,185,000
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	September 30, 2012 A	September 30, 2011 A
PwC	$5,145,000	$3,670,000
Deloitte Entities	$1,820,000	$1,315,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 27, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 27, 2012